UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

January 31, 2014 (Unaudited)

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks 11.7%

	Shares	Market Value
Air Freight & Logistics 0.0%†
Kerry Logistics Network Ltd.*	35,000	$59,146

Real Estate Investment Trusts (REITs) 9.6%
Acadia Realty Trust	2,888	73,500
Activia Properties, Inc.	20	166,460
Alexandria Real Estate Equities, Inc.	9,363	656,627
American Campus Communities, Inc.	13,287	461,856
Apartment Investment & Management Co., Class A	17,018	475,994
Artis Real Estate Investment Trust	4,300	58,260
Ascendas Real Estate Investment Trust	286,000	475,137
Ashford Hospitality Prime, Inc.	1,582	26,103
Ashford Hospitality Trust, Inc.	7,913	74,382
Associated Estates Realty Corp.	4,262	68,064
AvalonBay Communities, Inc.	14,670	1,811,745
Befimmo SCA Sicafi	655	44,594
Beni Stabili SpA	45,913	33,975
Big Yellow Group PLC	3,258	27,713
BioMed Realty Trust, Inc.	25,010	487,945
Boardwalk Real Estate Investment Trust	2,700	141,818
Boston Properties, Inc.	18,485	1,998,044
Brandywine Realty Trust	25,270	360,098
BRE Properties, Inc.	8,254	487,811
British Land Co. PLC	126,134	1,360,104
BWP Trust	10,844	21,041
Calloway Real Estate Investment Trust	7,500	167,340
Cambridge Industrial Trust	32,641	17,592
Camden Property Trust	9,502	587,414
Canadian Apartment Properties REIT	4,400	83,714
Canadian Real Estate Investment Trust	3,900	148,892
CapitaCommercial Trust	289,000	320,719
Capital Property Fund	153,134	133,681
CapitaMall Trust	328,000	478,682
CBL & Associates Properties, Inc.	24,562	417,308
Cedar Realty Trust, Inc.	11,852	74,786
CFS Retail Property Trust Group	285,031	483,444
Champion REIT	95,000	40,424
Charter Hall Retail REIT	17,463	54,674
Chartwell Retirement Residences	7,100	67,892
Cofinimmo	2,500	290,761
Commonwealth Property Office Fund	286,575	308,573
CommonWealth REIT	12,753	313,469
Corio NV	12,347	524,704
Corporate Office Properties Trust	14,151	351,652
Cousins Properties, Inc.	20,989	225,632
CubeSmart	13,580	223,798
Daiwa Office Investment Corp.	23	109,359
DCT Industrial Trust, Inc.	38,778	279,202
DDR Corp.	29,775	466,574
Derwent London PLC	7,967	326,042
Dexus Property Group	646,419	563,782
DiamondRock Hospitality Co.	21,689	251,159
Digital Realty Trust, Inc.	15,395	784,991
Douglas Emmett, Inc.	14,931	379,695
Duke Realty Corp.	43,631	685,443
DuPont Fabros Technology, Inc.	7,388	192,014
EastGroup Properties, Inc.	3,537	209,886
Education Realty Trust, Inc.	9,171	82,814
Equity Lifestyle Properties, Inc.	7,582	298,048
Equity One, Inc.	8,726	197,731
Equity Residential	40,695	2,253,689
Essex Property Trust, Inc.	3,874	613,525
Eurocommercial Properties NV CVA-NL	4,720	194,203
Extra Space Storage, Inc.	11,761	537,007
Federal Realty Investment Trust	6,872	749,048
FelCor Lodging Trust, Inc.	10,364	84,570
First Industrial Realty Trust, Inc.	15,659	268,709
First Potomac Realty Trust	5,002	65,326
Fonciere des Regions	5,972	489,400
Fountainhead Property Trust	132,152	87,253
Franklin Street Properties Corp.	5,685	68,163
Frasers Commercial Trust	12,000	11,752
Frontier Real Estate Investment Corp.	50	257,600
Fukuoka REIT Co.	7	58,747
Gecina SA	3,586	436,872
General Growth Properties, Inc.	66,244	1,334,154
Glimcher Realty Trust	21,997	188,294
Goodman Group	189,972	776,235
Goodman Property Trust	1,658	1,294
GPT Group	189,331	598,304
Great Portland Estates PLC	50,827	504,777
Growthpoint Properties Ltd.	189,125	376,958
H&R Real Estate Investment Trust	17,980	341,438
Hammerson PLC	90,288	778,549
HCP, Inc.	55,327	2,166,052
Health Care REIT, Inc.	35,133	2,034,903
Healthcare Realty Trust, Inc.	11,626	266,468
Hersha Hospitality Trust	23,541	127,828
Highwoods Properties, Inc.	10,692	397,101
Home Properties, Inc.	5,581	311,141
Hospitality Properties Trust	19,552	502,486
Host Hotels & Resorts, Inc.	91,833	1,688,809
Inland Real Estate Corp.	3,592	37,860
Intu Properties PLC	62,800	325,590
Investa Office Fund	101,504	275,423
Is Gayrimenkul Yatirim Ortakligi AS	10,765	6,013
Japan Excellent, Inc.	110	131,036
Japan Prime Realty Investment Corp.	87	297,706
Japan Real Estate Investment Corp.	148	763,927
Japan Retail Fund Investment Corp.	246	494,258
Kenedix Realty Investment Corp.	27	134,182
Kilroy Realty Corp.	9,632	508,570
Kimco Realty Corp.	46,852	979,675
Kite Realty Group Trust	6,060	39,087
Kiwi Income Property Trust	4,998	4,466
KLCC Property Holdings Bhd	3,600	6,239
Klepierre	9,678	419,446
Land Securities Group PLC	94,012	1,587,355
LaSalle Hotel Properties	13,324	409,846
Liberty Property Trust	19,134	696,478
Link REIT (The)	256,000	1,157,555
LTC Properties, Inc.	6,580	249,711
Macerich Co. (The)	16,612	940,239
Mack-Cali Realty Corp.	10,340	209,178
Mapletree Logistics Trust	134,000	105,067
Mercialys SA	1,601	32,799
Mid-America Apartment Communities, Inc.	7,700	496,958
Mori Hills REIT Investment Corp.	125	164,967
MORI TRUST Sogo Reit, Inc.	18	145,858

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Nippon Building Fund, Inc.	172	$977,444
Nomura Real Estate Office Fund, Inc.	43	189,702
Orix JREIT, Inc.	161	213,866
Parkway Properties, Inc.	2,946	52,262
Pebblebrook Hotel Trust	4,134	124,557
Pennsylvania Real Estate Investment Trust	12,470	232,566
Piedmont Office Realty Trust, Inc., Class A	14,272	237,914
Post Properties, Inc.	5,622	263,841
Premier Investment Corp.	16	61,955
Prologis, Inc.	59,982	2,324,902
PS Business Parks, Inc.	847	66,549
Public Storage	17,013	2,681,079
Ramco-Gershenson Properties Trust	7,583	121,101
Regency Centers Corp.	12,435	598,621
RioCan Real Estate Investment Trust	19,000	422,734
Rouse Properties, Inc.	5,476	95,502
SA Corporate Real Estate Fund	334,984	111,484
Segro PLC	91,294	505,401
Senior Housing Properties Trust	22,486	506,385
Shaftesbury PLC	19,702	201,454
Simon Property Group, Inc.	37,144	5,751,377
SL Green Realty Corp.	11,098	1,040,660
Sovran Self Storage, Inc.	3,326	225,869
Starhill Global REIT	13,000	7,768
Sun Communities, Inc.	6,056	283,118
Sunstone Hotel Investors, Inc.	25,168	322,905
Suntec Real Estate Investment Trust	337,000	423,477
Sycom Property Fund	2,648	5,260
Tanger Factory Outlet Centers	9,396	313,639
Taubman Centers, Inc.	7,905	513,983
Tokyu REIT, Inc.	105	125,582
Top REIT, Inc.	10	45,496
UDR, Inc.	27,841	677,650
Unibail-Rodamco SE	12,009	2,890,231
United Urban Investment Corp.	289	431,414
Universal Health Realty Income Trust	3,195	135,468
Vastned Retail NV	3,099	148,326
Ventas, Inc.	35,586	2,220,211
Vornado Realty Trust	21,434	1,968,284
Washington Real Estate Investment Trust	6,967	162,331
Weingarten Realty Investors	14,778	428,414
Wereldhave NV	1,762	133,990
Westfield Group	240,403	2,149,597
Westfield Retail Trust	322,403	851,786
Workspace Group PLC	3,876	34,599

		79,924,060

Real Estate Management & Development 2.1%
Aeon Mall Co., Ltd.	13,730	403,608
Atrium European Real Estate Ltd.*	5,530	31,033
Ayala Land, Inc.	654,400	376,894
BR Malls Participacoes SA	62,000	390,511
Brookfield Asset Management, Inc., Class A	69,900	2,654,788
Brookfield Office Properties, Inc.	29,400	549,592
CA Immobilien Anlagen AG*	6,666	115,955
Capital & Counties Properties PLC	73,316	428,087
CapitaLand Ltd.	341,000	734,469
Castellum AB	23,796	379,267
Central Pattana PCL	158,900	180,560
Daibiru Corp.	14,700	166,179
Echo Investment SA*	13,101	26,351
Fabege AB	20,886	264,721
First Capital Realty, Inc.	5,400	84,800
Forest City Enterprises, Inc., Class A*	18,558	337,570
Global Logistic Properties Ltd.	381,000	833,906
Grainger PLC	13,715	47,867
GuocoLand Ltd.	11,000	18,974
Hang Lung Group Ltd.	83,000	379,643
Hang Lung Properties Ltd.	266,000	740,374
Heiwa Real Estate Co., Ltd.	9,300	142,251
Hongkong Land Holdings Ltd.	137,000	806,361
Hulic Co., Ltd.	38,900	492,801
Hysan Development Co., Ltd.	62,342	245,776
Immofinanz AG*	131,707	621,212
Kerry Properties Ltd.	70,000	224,510
Kungsleden AB	17,608	127,899
Mitsui Fudosan Co., Ltd.	107,000	3,378,990
NTT Urban Development Corp.	19,600	190,778
PSP Swiss Property AG*	4,276	367,855
Robinsons Land Corp.	52,700	23,072
SM Prime Holdings, Inc.	894,875	305,580
Swiss Prime Site AG*	6,670	518,163
Tokyu Fudosan Holdings Corp.*	51,700	443,478
Wheelock & Co., Ltd.	107,000	435,347

		17,469,222

Total Common Stocks (cost $97,284,544)		97,452,428

U.S. Treasury Bonds 7.1%

	Principal Amount^	Market Value
U.S. Treasury Inflation Indexed Bonds 0.13%, 04/15/16(a)	$2,330,000	$2,534,823
0.13%, 04/15/17	2,699,000	2,866,486
0.13%, 04/15/18	3,036,000	3,159,127
0.13%, 01/15/22(a)	2,506,000	2,545,877
0.13%, 07/15/22	2,488,000	2,483,395
0.13%, 01/15/23	2,488,000	2,442,730
0.38%, 07/15/23	2,489,000	2,479,516
0.50%, 04/15/15	1,290,000	1,419,018
0.63%, 07/15/21(a)	2,176,300	2,337,719
0.63%, 02/15/43	1,393,000	1,167,001
0.75%, 02/15/42	1,401,000	1,244,120
1.13%, 01/15/21(a)	2,227,000	2,544,040
1.25%, 07/15/20(a)	1,966,000	2,291,166
1.38%, 07/15/18	909,000	1,077,488
1.38%, 01/15/20	1,152,000	1,357,058
1.63%, 01/15/15	1,154,000	1,450,401
1.63%, 01/15/18	997,000	1,216,634
1.75%, 01/15/28	949,000	1,171,258
1.88%, 07/15/15	1,033,000	1,304,313
1.88%, 07/15/19	922,000	1,133,961
2.00%, 01/15/16	1,033,000	1,294,342
2.00%, 01/15/26	1,213,000	1,630,050
2.12%, 02/15/40	919,000	1,177,105
2.13%, 01/15/19	896,000	1,099,564
2.13%, 02/15/41	1,454,000	1,841,498
2.38%, 01/15/17	1,048,000	1,338,571
2.38%, 01/15/25	1,699,000	2,491,681
2.38%, 01/15/27	999,000	1,374,485
2.50%, 07/15/16	1,214,000	1,540,502
2.50%, 01/15/29	858,000	1,133,556
2.63%, 07/15/17	850,000	1,081,913
3.38%, 04/15/32	304,000	552,851
3.63%, 04/15/28	1,018,000	2,002,155
3.88%, 04/15/29	1,182,000	2,373,848

Total U.S. Treasury Bonds (cost $59,316,322)		59,158,252

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

U.S. Treasury Note 32.7%

	Principal Amount	Market Value
U.S. Treasury Note, 3.13%, 05/15/19	$253,789,000	$273,338,671

Total U.S. Treasury Note (cost $275,543,859)		273,338,671

Commodity-Linked Notes 4.7%

	Principal Amount	Market Value
Bank of America Corp. Commodity Note, one-month U.S. Dollar LIBOR due 05/01/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	$9,800,000	$7,167,633
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 03/24/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	300,000	223,578
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 04/01/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	440,000	337,549
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 05/30/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	250,000	210,575
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 08/04/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	290,000	278,378
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 10/27/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	29,970,000	27,300,396
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 11/03/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	1,720,000	1,632,958
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 12/15/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	310,000	311,594
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 01/12/15 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	450,000	429,701
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 02/23/15 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	350,000	342,974
UBS AG Commodity Note, one-month U.S. Dollar LIBOR due 04/24/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	250,000	179,672
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 06/20/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	250,000	210,585
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 08/22/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	450,000	419,509

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

Commodity-Linked Notes (Continued)

	Principal Amount	Market Value
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 10/15/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	$250,000	$222,747
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 09/08/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	330,000	334,299

Total Commodity-Linked Notes (cost $45,410,000)		39,602,148

Mutual Fund 42.5%

	Shares	Market Value
Money Market Fund 42.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(e)	354,912,919	$354,912,919

Total Mutual Fund (cost $354,912,919)		354,912,919

Total Investments (cost $832,467,644) (f) — 98.7%		824,464,418
Other assets in excess of liabilities — 1.3%		11,032,200

NET ASSETS — 100.0%		$835,496,618

*	Denotes a non-income producing security.
^	Principal amounts are not adjusted for inflation.
(a)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date represents the actual maturity date.
(c)	Security is linked to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index 3 Month Forward Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $39,602,148 which represents 4.74% of net assets.
(e)	Represents 7-day effective yield as of January 31, 2014.
(f)	At January 31, 2014, the tax basis cost of the Fund’s investments was $832,673,701, tax unrealized appreciation and depreciation were $3,512,882 and $(11,722,165), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
Bhd	Public Limited Company
CVA	Dutch Certificate
LIBOR	London Interbank Offered Rate
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

At January 31, 2014, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues — sell protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2014[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Federal Republic of Brazil	1.00%	$3,600,000	1.699%	12/20/17	$(10,746)	$(79,327)
Bank of America Corp.	Republic of Colombia	1.00%	100,000	0.958%	06/20/17	(1,476)	1,735
Bank of America Corp.	Republic of Indonesia	1.00%	3,600,000	1.657%	06/20/17	(104,115)	30,918
Bank of America Corp.	Republic of Indonesia	1.00%	1,400,000	1.846%	12/20/17	(25,411)	(16,897)
Bank of America Corp.	Republic of Philippines	1.00%	1,000,000	0.824%	06/20/17	(21,376)	28,460
Bank of America Corp.	Republic of Philippines	1.00%	500,000	0.950%	12/20/17	(4,768)	6,324
Credit Suisse International	Republic of Colombia	1.00%	100,000	0.863%	12/20/16	(2,642)	3,155
Credit Suisse International	Republic of Colombia	1.00%	9,100,000	1.268%	12/20/18	(134,081)	30,805
Credit Suisse International	Republic of Indonesia	1.00%	200,000	1.464%	12/20/16	(5,365)	2,984
Credit Suisse International	Republic of Indonesia	1.00%	200,000	1.538%	03/20/17	(6,054)	3,012
Credit Suisse International	Republic of Indonesia	1.00%	100,000	1.538%	03/20/17	(1,996)	474
Credit Suisse International	Republic of Panama	1.00%	100,000	0.771%	09/20/16	(50)	771
Credit Suisse International	Republic of Panama	1.00%	3,100,000	1.201%	12/20/18	(45,676)	20,142
Credit Suisse International	Republic of Peru	1.00%	500,000	0.903%	09/20/16	(6,062)	7,937
Credit Suisse International	Republic of Peru	1.00%	100,000	0.903%	09/20/16	(624)	999
Credit Suisse International	Republic of Peru	1.00%	1,200,000	1.038%	06/20/17	(24,122)	24,032
Credit Suisse International	Republic of Peru	1.00%	5,000,000	1.342%	12/20/18	(105,396)	31,483
Credit Suisse International	Republic of Philippines	1.00%	200,000	0.648%	09/20/16	(2,940)	5,027
Credit Suisse International	Republic of Philippines	1.00%	200,000	0.701%	12/20/16	(8,184)	10,139
Credit Suisse International	Republic of Turkey	1.00%	1,800,000	2.060%	09/20/16	(78,529)	31,586
Credit Suisse International	Republic of Turkey	1.00%	100,000	2.060%	09/20/16	(2,184)	(424)
Credit Suisse International	Republic of Turkey	1.00%	600,000	2.142%	03/20/17	(25,216)	5,217
Credit Suisse International	Republic of Venezuela	5.00%	1,200,000	15.161%	09/20/16	(214,200)	(31,362)
Credit Suisse International	Republic of Venezuela	5.00%	100,000	15.161%	09/20/16	(8,955)	(11,509)
Credit Suisse International	Republic of Venezuela	5.00%	100,000	15.134%	12/20/16	(10,315)	(11,516)
Credit Suisse International	Republic of Venezuela	5.00%	200,000	15.112%	03/20/17	(12,849)	(33,383)
Credit Suisse International	Russia Foreign Bond	1.00%	100,000	1.398%	09/20/16	(1,060)	146
Credit Suisse International	Russia Foreign Bond	1.00%	1,500,000	1.398%	09/20/16	(33,229)	19,512
Deutsche Bank AG	Federal Republic of Brazil	1.00%	1,100,000	1.323%	09/20/16	(7,230)	(724)
Deutsche Bank AG	Federal Republic of Brazil	1.00%	100,000	1.323%	09/20/16	(378)	(344)
Deutsche Bank AG	Federal Republic of Brazil	1.00%	4,100,000	1.559%	06/20/17	(74,715)	3,880
Deutsche Bank AG	Federal Republic of Brazil	1.00%	16,800,000	1.979%	12/20/18	(563,978)	(172,417)
Deutsche Bank AG	Republic of Indonesia	1.00%	11,500,000	2.255%	12/20/18	(770,025)	131,009
Deutsche Bank AG	Republic of Panama	1.00%	800,000	0.771%	09/20/16	(1,173)	6,936
Deutsche Bank AG	Republic of Peru	1.00%	2,400,000	1.136%	12/20/17	0	(9,472)
Deutsche Bank AG	Republic of Philippines	1.00%	14,300,000	1.236%	12/20/18	(143,748)	3,289
Deutsche Bank AG	Republic of Turkey	1.00%	200,000	2.142%	03/20/17	(10,584)	3,918
Deutsche Bank AG	Republic of Turkey	1.00%	2,300,000	2.311%	12/20/17	(53,046)	(55,278)
Deutsche Bank AG	Republic of Turkey	1.00%	22,100,000	2.592%	12/20/18	(1,142,355)	(415,222)
Deutsche Bank AG	Republic of Venezuela	5.00%	3,600,000	15.065%	06/20/17	(308,440)	(566,025)
Deutsche Bank AG	Republic of Venezuela	5.00%	900,000	14.991%	12/20/17	(75,951)	(162,075)
Deutsche Bank AG	Republic of Venezuela	5.00%	23,000,000	14.910%	12/20/18	(3,420,541)	(3,515,680)
Deutsche Bank AG	Russia Foreign Bond	1.00%	200,000	1.498%	03/20/17	(9,952)	7,142
Deutsche Bank AG	Russia Foreign Bond	1.00%	2,200,000	1.572%	06/20/17	(90,581)	51,750
Deutsche Bank AG	Russia Foreign Bond	1.00%	600,000	1.690%	12/20/17	(10,598)	(4,192)
Deutsche Bank AG	Russia Foreign Bond	1.00%	14,700,000	1.952%	12/20/18	(480,406)	(145,212)
Deutsche Bank AG	United Mexican States	1.00%	3,900,000	0.728%	06/20/17	(53,863)	94,051
Deutsche Bank AG	United Mexican States	1.00%	21,700,000	1.030%	12/20/18	(200,518)	195,453
UBS AG	Federal Republic of Brazil	1.00%	300,000	1.472%	03/20/17	(5,266)	1,278
UBS AG	Republic of Indonesia	1.00%	100,000	1.374%	09/20/16	(885)	33
UBS AG	Republic of Indonesia	1.00%	1,100,000	1.374%	09/20/16	(18,400)	9,034
UBS AG	Republic of Panama	1.00%	100,000	0.771%	09/20/16	(926)	1,646
UBS AG	Republic of Panama	1.00%	500,000	0.836%	03/20/17	(7,050)	10,188
UBS AG	Republic of Panama	1.00%	1,900,000	0.900%	06/20/17	(28,696)	37,311

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

Credit default swaps on sovereign issues — sell protection1 (continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2014[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
UBS AG	Republic of Peru	1.00%	$300,000	0.943%	12/20/16	$(3,519)	$4,365
UBS AG	Republic of Peru	1.00%	100,000	0.977%	03/20/17	(2,098)	2,288
UBS AG	Republic of Philippines	1.00%	600,000	0.648%	09/20/16	(9,754)	16,014
UBS AG	Republic of Philippines	1.00%	100,000	0.648%	09/20/16	(807)	1,851
UBS AG	Republic of Turkey	1.00%	100,000	2.060%	09/20/16	(2,506)	(103)
UBS AG	Republic of Turkey	1.00%	4,100,000	2.207%	06/20/17	(187,074)	31,214
UBS AG	Russia Foreign Bond	1.00%	300,000	1.452%	12/20/16	(8,493)	5,006

						$(8,591,177)	$(4,348,648)

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2014[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 20	5.00%	$120,080,000	3.473%	12/20/18	$5,560,660	$3,017,406

					$5,560,660	$3,017,406

CDX Credit Default Swap Index

1

The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

4	Upfront premiums generally related to payments received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At January 31, 2014, the Fund has $120,000, $11,350,000, and $3,030,000 segregated as collateral with Bank of America Corp., Deutsche Bank AG, and UBS AG, respectively, for open credit default swap contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

Equity Swaps

Counterparty	Reference Entity	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Bovespa Index	02/12/14	BRL	24,752,722	$(533,222)
Credit Suisse International	BIST 30 Index	02/28/14	TRY	4,037,696	(218,127)
Credit Suisse International	FTSE KLCI Index	02/28/14	MYR	18,235,563	44,242
Credit Suisse International	KOSPI 200 Index	03/13/14	KRW	15,804,162,000	(505,688)
Credit Suisse International	RTS Index	03/17/14		$5,542,051	(377,413)
Credit Suisse International	WIG20 Index	03/21/14	PLN	4,480,300	(44,303)
Credit Suisse International	SET50 Index	03/28/14	THB	98,123,843	(170,372)

					$(1,804,883)

BIST	Borsa Istanbul Stock Exchange
BRL	Brazilian Real
FTSE	Financial Times Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
KRW	South Korean Won
MYR	Malaysia Ringgit
PLN	Poland Zloty
RTS	Russian Trading System
SET	Stock Exchange of Thailand
THB	Thailand Baht
TRY	Turkish Lira
WIG	Warsaw Stock Exchange

At January 31, 2014, the Fund has $4,940,000 segregated as collateral with Credit Suisse International for open credit default swaps and equity swaps contracts.

At January 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
55	Australian 10 Year Bond Future	03/17/14	$5,628,506	$151,378
59	Canadian 10 Year Bond Future	03/20/14	6,962,397	162,076
1,016	EURO-BOBL Future	03/06/14	173,655,484	1,331,847
181	FTSE/JSE Top 40 Future	03/20/14	6,607,807	203,774
267	H-Shares Index Future	02/27/14	16,863,321	(404,627)
39	Japan 10 Year Bond Treasury Future	03/11/14	55,249,682	287,802
65	Long GILT Future	03/27/14	11,795,558	162,602
176	Mexican Bolsa Index Future	03/21/14	5,389,753	(160,980)
366	MSCI Taiwan Index Future	02/26/14	10,837,260	(272,494)
477	SGX S&P CNX Nifty Future	02/26/14	5,822,262	(204,250)

			$298,812,030	$1,257,128

BOBL	Bundesobligationen (Federal Republic of Germany)
CNX	CRISIL NSE Index
FTSE	Financial Times Stock Exchange
GILT	Government Index-Linked Treasury
JSE	Johannesburg Stock Exchange
SGX	Singapore Exchange

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

At January 31, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	UBS AG	02/04/14	(400,000)	$(167,560)	$(165,751)	$1,809
Korean Won	UBS AG	03/19/14	(281,100,000)	(261,732)	(261,941)	(209)
Polish Zlotych	UBS AG	03/19/14	(300,000)	(97,087)	(94,914)	2,173
Turkish Lira	UBS AG	03/19/14	(400,000)	(180,685)	(174,869)	5,816

Total Short Contracts				$(707,064)	$(697,475)	$9,589

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	UBS AG	02/04/14	23,600,000	$9,856,949	$9,779,343	$(77,606)
Brazilian Real	UBS AG	03/06/14	23,200,000	9,511,315	9,540,650	29,335
Czech Republic Koruna	UBS AG	03/19/14	2,200,000	109,398	107,792	(1,606)
Czech Republic Koruna	UBS AG	03/19/14	4,400,000	219,725	215,584	(4,141)
Euro	UBS AG	03/19/14	375,000	511,169	505,769	(5,400)
Hong Kong Dollar	UBS AG	03/19/14	151,100,000	19,488,351	19,463,973	(24,378)
Hong Kong Dollar	UBS AG	03/19/14	2,700,000	348,446	347,801	(645)
Hungarian Forint	UBS AG	03/19/14	58,800,000	265,727	253,241	(12,486)
Indian Rupee	UBS AG	03/19/14	30,800,000	487,496	486,841	(655)
Indian Rupee	UBS AG	03/19/14	343,200,000	5,485,056	5,424,805	(60,251)
Korean Won	UBS AG	03/19/14	15,647,900,000	14,782,671	14,581,355	(201,316)
Malaysian Ringgit	UBS AG	03/19/14	1,500,000	455,235	447,118	(8,117)
Malaysian Ringgit	UBS AG	03/19/14	12,600,000	3,913,165	3,755,790	(157,375)
Mexican Peso	UBS AG	03/19/14	69,300,000	5,359,629	5,164,006	(195,623)
Mexican Peso	UBS AG	03/19/14	1,100,000	83,729	81,968	(1,761)
Polish Zlotych	UBS AG	03/19/14	4,200,000	1,369,216	1,328,805	(40,411)
South African Rand	UBS AG	03/19/14	5,600,000	520,751	500,796	(19,955)
South African Rand	UBS AG	03/19/14	67,900,000	6,461,743	6,072,148	(389,595)
Taiwan Dollar	UBS AG	03/19/14	6,600,000	219,488	218,158	(1,330)
Taiwan Dollar	UBS AG	03/19/14	323,400,000	11,008,987	10,689,735	(319,252)
Thailand Baht	UBS AG	03/19/14	84,000,000	2,614,054	2,538,889	(75,165)
Turkish Lira	UBS AG	03/19/14	3,500,000	1,693,767	1,530,105	(163,662)

Total Long Contracts				$94,766,067	$93,034,672	$(1,731,395)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity-Linked Notes	$—	$39,602,148	$—	$39,602,148

Common Stocks
Air Freight & Logistics	—	59,146	—	59,146
Real Estate Investment Trusts (REITs)	54,009,936	25,914,124	—	79,924,060
Real Estate Management & Development	4,612,941	12,856,281	—	17,469,222

Total Common Stocks	$58,622,877	$38,829,551	$—	$97,452,428

Swap Contracts*	44,242	3,100,595	—	3,144,837
Forward Foreign Currency Contracts	—	39,133	—	39,133
Futures Contracts	2,299,479	—	—	2,299,479
Mutual Fund	354,912,919	—	—	354,912,919
U.S. Treasury Bonds	—	59,158,252	—	59,158,252
U.S. Treasury Note	—	273,338,671	—	273,338,671

Total Assets	$415,879,517	$414,068,350	$—	$829,947,867

Liabilities:
Swap Contracts*	(1,849,125)	(13,023,014)	—	(14,872,139)
Forward Foreign Currency Contracts	—	(1,760,939)	—	(1,760,939)
Futures Contracts	(1,042,351)	—	—	(1,042,351)

Total Liabilities	$(2,891,476)	$(14,783,953)	$—	$(17,675,429)

Total	$412,988,041	$399,284,397	$—	$812,272,438

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, financial futures contracts, and forward foreign currency contracts.

Options

The Fund purchased and wrote call and put options, respectively, on foreign indices, and entered into closing transactions with respect to such options to terminate an existing position. Such call and put options are purchased to replicate the performance of an index. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the strike price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

When the Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position will reflect, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund include American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than purchased options) expose the Fund to counterparty risk. To the extent required by Securities Exchange Commission (“SEC”) guidelines, the Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. The Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

At January 31, 2014, the Fund had no open purchased or written options.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2014. Swap contracts are privately negotiated agreements between the Fund and a counterparty. The Fund uses credit default swap contracts to create synthetic long exposure to domestic indices and sovereign debt securities. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) were to occur, the Fund either (i) pays to the buyer of protection an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps on sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. The Fund uses credit default swaps on sovereign issues to take a long position to replicate performance of a particular security.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Pricing services utilize comparisons to two valuation sources. If the valuations differ by more than 100 basis points against the notional amount, further investigation with the pricing services takes place. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on sovereign issues and credit indices, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2014 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as interest and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction.

Equity Swaps. The Fund entered into equity swap contracts to gain exposure to a market, index, or issuer without owning or taking physical custody of securities. The counterparty to an equity swap contract is a financial institution. The Fund’s equity swap contracts are structured in a manner in which the counterparty and the Fund each agree to pay the other party the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in the particular indices. The Fund has segregated liquid assets to cover its obligations under the equity swap contracts.

The Fund entered into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are valued at the last quoted sales price on the valuation date and are generally categorized as Level 1 investments within the hierarchy.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the value of equities and interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts to gain exposure to certain currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Alternatives Allocation Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2014

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$3,100,595
Equity risk	Swap contracts, at value	44,242

Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	203,774
Interest rate risk	Unrealized appreciation from futures contracts	2,095,705

Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	39,133

Total		$5,483,449

Liabilities:
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(13,023,014)
Equity risk	Swap contracts, at value	(1,849,125)

Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(1,042,351)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(1,760,939)

Total		$(17,675,429)

(a)	Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 0.7%

	Principal Amount	Market Value
Other 0.7%
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	$396,139	$379,291
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(b)	151,901	152,078

		531,369

Total Asset-Backed Securities (cost $548,035)		531,369

Collateralized Mortgage Obligations 6.2%

	Principal Amount	Market Value
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(b)	257,469	262,824
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	676,432	554,191
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	264,061	240,823
Federal National Mortgage Association REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	1,645,839	1,783,242
Series 2009-42, Class AP, 4.50%, 03/25/39	1,133,521	1,213,710
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	703,262	666,098
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	61,749	61,760

Total Collateralized Mortgage Obligations (cost $4,748,440)		4,782,648

Commercial Mortgage Backed Securities 13.2%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM, 5.18%, 09/10/47(a)	$1,000,000	$1,071,947
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.71%, 12/10/49(a)	1,000,000	1,035,460
Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class B, 0.00%, 02/13/32(a)(c)	1,000,000	1,000,000
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3, 5.69%, 09/15/40(a)	962,893	977,858
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	2,000,000	2,208,077
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM, 5.59%, 11/10/39	1,000,000	1,095,012
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2, 3.34%, 07/15/46(c)	2,000,000	2,092,472
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3, 5.45%, 11/15/30(a)	774,185	778,937

Total Commercial Mortgage Backed Securities (cost $10,091,922)		10,259,763

Corporate Bonds 60.5%

	Principal Amount	Market Value
Airlines 2.8%
American Airlines Pass Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(c)	$974,444	$996,369
British Airways PLC, 5.63%, 06/20/20(c)	1,000,000	1,025,645
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	109,083	113,621

		2,135,635

Beverages 1.6%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	1,000,000	1,255,628

Capital Markets 1.9%
FMR LLC, 7.49%, 06/15/19(c)	750,000	911,988
Morgan Stanley, 5.50%, 07/28/21	500,000	564,057

		1,476,045

Chemicals 0.7%
Mosaic Global Holdings, Inc., 7.30%, 01/15/28	450,000	553,744

Commercial Banks 9.1%
Bank of America NA, 6.10%, 06/15/17	750,000	856,545
CoBank ACB, 7.88%, 04/16/18(c)	850,000	1,026,518
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.75%, 12/01/43	600,000	632,360

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
HSBC Holdings PLC, 6.80%, 06/01/38	$750,000	$921,164
Huntington Bancshares, Inc., 7.00%, 12/15/20	500,000	594,588
ING Bank NV, 5.13%, 05/01/15(c)	1,000,000	1,043,872
Nordea Bank AB, 4.88%, 05/13/21(c)	1,000,000	1,054,957
Sovereign Bank, 8.75%, 05/30/18	750,000	906,962

		7,036,966

Communications Equipment 1.2%
Cisco Systems, Inc., 5.50%, 01/15/40	850,000	925,192

Computers & Peripherals 1.2%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	930,078

Diversified Financial Services 5.4%
General Electric Capital Corp. 5.30%, 02/11/21	500,000	561,653
4.65%, 10/17/21	750,000	822,285
Hyundai Capital Services, Inc., 3.50%, 09/13/17(c)	1,000,000	1,044,800
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)	1,000,000	1,107,500
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	682,778

		4,219,016

Diversified Telecommunication Services 1.9%
Qwest Corp., 6.88%, 09/15/33	1,000,000	967,500
Verizon Communications, Inc., 5.15%, 09/15/23	500,000	543,584

		1,511,084

Electric Utilities 1.4%
PSEG Power LLC, 5.32%, 09/15/16	1,000,000	1,099,129

Energy Equipment & Services 1.4%
Weatherford International Ltd., 6.75%, 09/15/40	1,000,000	1,111,289

Food & Staples Retailing 1.3%
CVS Pass-Through Trust, 6.94%, 01/10/30	856,618	999,334

Gas Utilities 3.9%
DCP Midstream Operating LP, 3.88%, 03/15/23	1,000,000	953,973
Rockies Express Pipeline LLC, 3.90%, 04/15/15(c)	1,000,000	997,500
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20	1,000,000	1,084,826

		3,036,299

Health Care Providers & Services 1.4%
Express Scripts Holding Co., 4.75%, 11/15/21	500,000	540,945
Hospira, Inc., 6.05%, 03/30/17	500,000	555,718

		1,096,663

Industrial Conglomerates 1.6%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,268,064

Insurance 4.6%
Five Corners Funding Trust, 4.42%, 11/15/23(c)	750,000	753,117
Liberty Mutual Group, Inc., 4.95%, 05/01/22(c)	850,000	896,033
New York Life Global Funding, 1.13%, 03/01/17(c)	1,000,000	999,837
Oil Insurance Ltd., 3.23%, 03/06/14(c)(d)	1,000,000	947,500

		3,596,487

Media 1.3%
NBCUniversal Enterprise, Inc., 1.97%, 04/15/19(c)	1,000,000	985,722

Metals & Mining 3.3%
Anglo American Capital PLC, 9.38%, 04/08/19(c)	550,000	705,768
Barrick Gold Corp., 6.95%, 04/01/19	750,000	875,409
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20	1,000,000	984,273

		2,565,450

Multiline Retail 0.9%
Wal-Mart Stores, Inc., 5.63%, 04/15/41	625,000	731,990

Oil, Gas & Consumable Fuels 9.8%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	962,112
Devon Energy Corp., 4.00%, 07/15/21	750,000	779,578
Murphy Oil Corp., 3.70%, 12/01/22	1,000,000	949,526
Petrobras International Finance Co., 3.88%, 01/27/16	1,000,000	1,025,974
Pride International, Inc., 6.88%, 08/15/20	1,000,000	1,213,191
Rowan Cos., Inc., 5.00%, 09/01/17	1,000,000	1,090,982
Transocean, Inc., 6.38%, 12/15/21	1,425,000	1,586,626

		7,607,989

Pharmaceuticals 1.2%
AbbVie, Inc., 2.90%, 11/06/22	1,000,000	957,569

Real Estate Investment Trusts (REITs) 1.4%
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,113,612

Road & Rail 0.2%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	110,203	117,159

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Tobacco 1.0%
Altria Group, Inc., 4.00%, 01/31/24	$750,000	$745,752

Total Corporate Bonds (cost $44,783,188)		47,075,896

Municipal Bonds 2.8%

	Principal Amount	Market Value
California 1.9%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	568,435
State of California, GO, 5.70%, 11/01/21	750,000	887,355

		1,455,790

District of Columbia 0.9%
Metropolitan Washington Airports Authority, RB, 7.46%, 10/01/46	600,000	702,084

Total Municipal Bonds (cost $2,168,626)		2,157,874

U.S. Government Mortgage Backed Agencies 4.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01443, 3.50%, 07/01/18	$463,048	$487,268
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	1,604,154	1,795,704
Pool# 386905 5.00%, 04/01/19	831,953	925,574

Total U.S. Government Mortgage Backed Agencies (cost $2,863,407)		3,208,546

U.S. Treasury Bond 3.2%

	Principal Amount^	Market Value
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19	2,000,000	2,454,383

Total U.S. Treasury Bond (cost $2,225,521)		2,454,383

U.S. Treasury Notes 6.6%

	Principal Amount	Market Value
U.S. Treasury Notes 0.88%, 04/30/17	2,150,000	2,152,687
1.38%, 07/31/18	3,000,000	3,004,219

Total U.S. Treasury Notes (cost $5,154,716)		5,156,906

Mutual Fund 4.2%

	Shares	Market Value
Money Market Fund 4.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08%(e)	3,275,611	3,275,611

Total Mutual Fund (cost $3,275,611)		3,275,611

Total Investments (cost $75,859,466) (f) — 101.5%		78,902,996
Liabilities in excess of other assets — (1.5)%		(1,151,533)

NET ASSETS — 100.0%		$77,751,463

^	Principal amounts are not adjusted for inflation.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2014.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $16,482,098 which represents 21.20% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date reflects the next call date.
(e)	Represents 7-day effective yield as of January 31, 2014.
(f)	At January 31, 2014, the tax basis cost of the Fund’s investments was $75,859,459, tax unrealized appreciation and depreciation were $3,666,858 and $(623,321), respectively.

AB	Stock Company
BA	Limited
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$531,369	$—	$531,369
Collateralized Mortgage Obligations	—	4,782,648	—	4,782,648
Commercial Mortgage Backed Securities	—	10,259,763	—	10,259,763
Corporate Bonds	—	47,075,896	—	47,075,896
Municipal Bonds	—	2,157,874	—	2,157,874
Mutual Fund	3,275,611	—	—	3,275,611
U.S. Government Mortgage Backed Agencies	—	3,208,546	—	3,208,546
U.S. Treasury Bond	—	2,454,383	—	2,454,383
U.S. Treasury Notes	—	5,156,906	—	5,156,906

Total	$3,275,611	$75,627,385	$—	$78,902,996

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value
Automobiles 0.2%
Ally Auto Receivables Trust, Series 2012-4, Class A4, 0.80%, 10/16/17	$1,000,000	$1,002,441
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	700,000	721,110

		1,723,551

Credit Card 0.3%
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 07/15/20	1,191,000	1,374,201
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	500,000	499,970
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	750,000	822,282

		2,696,453

Total Asset-Backed Securities (cost $4,402,906)		4,420,004

Commercial Mortgage Backed Securities 1.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	$1,630,000	$1,775,487
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ, 4.75%, 06/11/41	1,384,000	1,398,192
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.77%, 05/15/46(a)	490,000	543,795
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class AM, 5.48%, 03/10/39	1,000,000	1,073,809
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,630,363
Series 2006-LDP7, Class A4, 5.87%, 04/15/45(a)	1,000,000	1,092,138
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,000,000	2,196,105
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	300,000	331,241
Series 2011-C5, Class A3, 4.17%, 08/15/46	600,000	638,276
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.89%, 08/12/49(a)	857,000	962,894
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 02/16/46	1,300,000	1,240,934
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.73%, 05/15/43(a)	1,900,000	2,075,685
Series 2007-C33, Class A4, 5.92%, 02/15/51(a)	1,395,000	1,535,340

Total Commercial Mortgage Backed Securities (cost $14,858,414)		16,494,259

Corporate Bonds 23.8%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Co. (The), 4.88%, 02/15/20	$200,000	$226,704
General Dynamics Corp., 3.88%, 07/15/21	150,000	158,843
L-3 Communications Corp., 4.95%, 02/15/21	250,000	268,609
Lockheed Martin Corp., 4.07%, 12/15/42	191,000	177,092
Northrop Grumman Corp., 4.75%, 06/01/43	250,000	248,648
Raytheon Co. 6.40%, 12/15/18	144,000	172,198
3.13%, 10/15/20	250,000	255,588
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	80,137
Textron, Inc., 4.30%, 03/01/24	250,000	251,701
United Technologies Corp. 4.88%, 05/01/15	460,000	485,662
6.13%, 07/15/38	150,000	187,356
4.50%, 06/01/42	250,000	251,021

		2,763,559

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(b)	242,600	259,885
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 05/07/20	232,482	251,081
Southwest Airlines Co., 5.13%, 03/01/17	103,000	113,027
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	250,000	255,158

		879,151

Auto Components 0.1%
Johnson Controls, Inc. 4.25%, 03/01/21	100,000	106,363
3.75%, 12/01/21	400,000	411,868

		518,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Automobiles 0.2%
Ford Motor Co., 7.45%, 07/16/31	$350,000	$438,932
Toyota Motor Credit Corp. 0.88%, 07/17/15	600,000	603,528
2.10%, 01/17/19	350,000	352,636
4.50%, 06/17/20	250,000	277,906

		1,673,002

Beverages 0.6%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	164,000	185,110
5.75%, 04/01/36	151,000	174,403
6.00%, 11/01/41	103,000	123,917
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44	350,000	356,920
Anheuser-Busch InBev Worldwide, Inc. 0.80%, 07/15/15	500,000	502,173
5.00%, 04/15/20	200,000	227,455
2.50%, 07/15/22	500,000	471,937
Beam, Inc., 5.38%, 01/15/16	105,000	113,299
Coca-Cola Co. (The) 3.15%, 11/15/20	200,000	206,706
3.20%, 11/01/23	400,000	392,562
Diageo Capital PLC 1.13%, 04/29/18	350,000	341,999
4.83%, 07/15/20	250,000	281,954
Diageo Finance BV, 5.30%, 10/28/15	451,000	487,970
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	247,853
Molson Coors Brewing Co., 3.50%, 05/01/22(c)	250,000	250,244
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	187,627
PepsiCo, Inc. 3.13%, 11/01/20	200,000	204,373
3.60%, 08/13/42(c)	300,000	256,684

		5,013,186

Biotechnology 0.2%
Amgen, Inc. 2.30%, 06/15/16	200,000	206,442
3.45%, 10/01/20	200,000	207,634
6.40%, 02/01/39	300,000	359,832
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	104,875
Celgene Corp. 3.95%, 10/15/20	250,000	264,351
3.25%, 08/15/22	200,000	195,534
Genentech, Inc., 5.25%, 07/15/35	62,000	68,587
Gilead Sciences, Inc. 3.05%, 12/01/16	100,000	105,697
4.50%, 04/01/21	100,000	109,688
4.40%, 12/01/21	400,000	434,244

		2,056,884

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	17,000	21,059

Capital Markets 1.3%
Ameriprise Financial, Inc. 5.30%, 03/15/20	100,000	114,393
4.00%, 10/15/23	250,000	254,904
Bear Stearns Cos. LLC (The) 5.30%, 10/30/15	123,000	132,128
4.65%, 07/02/18	246,000	271,330
Charles Schwab Corp. (The), 2.20%, 07/25/18	150,000	151,684
Credit Suisse USA, Inc. 5.85%, 08/16/16	300,000	336,929
7.13%, 07/15/32	195,000	261,523
Deutsche Bank AG 3.25%, 01/11/16	500,000	523,409
4.30%, 05/24/28(a)	250,000	228,321
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	239,498
Goldman Sachs Group, Inc. (The) 5.35%, 01/15/16	453,000	489,682
3.63%, 02/07/16	430,000	450,623
2.90%, 07/19/18	500,000	510,360
Series D, 6.00%, 06/15/20	500,000	576,661
5.75%, 01/24/22	250,000	282,591
6.13%, 02/15/33	200,000	229,443
6.75%, 10/01/37	700,000	772,040
Jefferies Group LLC, 6.88%, 04/15/21	250,000	288,688
Morgan Stanley 6.00%, 04/28/15	300,000	318,648
3.45%, 11/02/15	200,000	208,233
1.75%, 02/25/16	500,000	506,918
3.80%, 04/29/16	200,000	211,161
4.75%, 03/22/17	500,000	546,288
2.13%, 04/25/18(c)	250,000	249,478
2.50%, 01/24/19	350,000	348,593
7.30%, 05/13/19	400,000	488,586
5.50%, 07/28/21	150,000	169,217
3.75%, 02/25/23	250,000	245,925
4.10%, 05/22/23	350,000	339,808
7.25%, 04/01/32	226,000	287,007
Nomura Holdings, Inc., 4.13%, 01/19/16	350,000	369,486
UBS AG 5.88%, 07/15/16	679,000	755,627
5.88%, 12/20/17	250,000	287,149

		11,446,331

Chemicals 0.4%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	250,000	247,667
Albemarle Corp., 5.10%, 02/01/15	82,000	85,410
CF Industries, Inc., 3.45%, 06/01/23	200,000	186,233

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
Dow Chemical Co. (The) 4.13%, 11/15/21	$150,000	$155,648
4.38%, 11/15/42	350,000	317,577
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	265,000	297,504
4.90%, 01/15/41(c)	200,000	206,566
Eastman Chemical Co., 3.60%, 08/15/22	250,000	245,924
Ecolab, Inc., 4.35%, 12/08/21	100,000	106,801
Lubrizol Corp., 6.50%, 10/01/34	103,000	130,123
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	464,000
Mosaic Co. (The), 5.45%, 11/15/33	250,000	261,944
Praxair, Inc. 4.05%, 03/15/21	150,000	159,958
3.00%, 09/01/21	300,000	298,471

		3,163,826

Commercial Banks 3.2%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	125,000	132,970
Banco do Brasil SA, 3.88%, 10/10/22	300,000	258,418
Bank of America NA 6.00%, 06/15/16	205,000	226,531
5.30%, 03/15/17	500,000	553,825
Bank of Montreal, 1.30%, 07/15/16	500,000	504,782
Bank of New York Mellon Corp. (The), 2.30%, 07/28/16	450,000	465,222
Bank of Nova Scotia, 2.90%, 03/29/16(c)	900,000	940,851
Bank One Corp., 8.00%, 04/29/27	202,000	265,794
Barclays Bank PLC, 5.14%, 10/14/20	250,000	269,974
BB&T Corp., 2.15%, 03/22/17	650,000	666,684
BNP Paribas SA 3.60%, 02/23/16	250,000	263,761
2.70%, 08/20/18	500,000	508,864
Branch Banking & Trust Co., 1.45%, 10/03/16	250,000	253,028
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	500,000	505,983
Comerica, Inc., 4.80%, 05/01/15	123,000	128,930
Commonwealth Bank of Australia, 1.90%, 09/18/17	500,000	506,186
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/17	250,000	266,893
1.70%, 03/19/18(c)	250,000	249,336
5.25%, 05/24/41	125,000	135,018
5.75%, 12/01/43	250,000	263,483
Deutsche Bank Financial LLC, 5.38%, 03/02/15	123,000	128,525
Discover Bank, 7.00%, 04/15/20	300,000	354,579
Export-Import Bank of Korea 4.00%, 01/29/21	350,000	364,818
5.00%, 04/11/22	250,000	276,177
Fifth Third Bancorp 3.63%, 01/25/16	400,000	420,715
3.50%, 03/15/22	300,000	300,713
HSBC Bank USA NA, 5.88%, 11/01/34	498,000	554,218
HSBC Holdings PLC, 4.00%, 03/30/22	500,000	517,160
HSBC USA, Inc. 1.63%, 01/16/18	500,000	498,257
2.63%, 09/24/18	250,000	255,914
Intesa Sanpaolo SpA, 3.88%, 01/15/19	200,000	203,042
JPMorgan Chase Bank NA, 6.00%, 07/05/17	530,000	603,051
KeyCorp, 5.10%, 03/24/21	150,000	167,382
Korea Development Bank (The), 3.25%, 03/09/16	500,000	520,820
Korea Finance Corp., 4.63%, 11/16/21	200,000	214,977
Kreditanstalt fuer Wiederaufbau 4.38%, 07/21/15	1,405,000	1,482,157
0.50%, 09/30/15	500,000	499,881
5.13%, 03/14/16	400,000	437,468
2.00%, 06/01/16	500,000	514,893
4.38%, 03/15/18	800,000	895,204
1.00%, 06/11/18	1,000,000	978,326
2.75%, 09/08/20	800,000	819,634
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	257,975
5.13%, 02/01/17(c)	600,000	674,648
National Australia Bank Ltd., 1.30%, 07/25/16	500,000	505,070
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	414,000	433,057
4.88%, 02/16/16	250,000	271,673
PNC Bank NA, 2.95%, 01/30/23	350,000	329,681
PNC Funding Corp. 5.25%, 11/15/15	246,000	264,202
5.13%, 02/08/20	400,000	455,449
Royal Bank of Canada 1.20%, 01/23/17	500,000	502,766
2.20%, 07/27/18	500,000	507,558
Royal Bank of Scotland PLC (The), 4.38%, 03/16/16	500,000	533,750
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	217,095
State Street Corp., 4.38%, 03/07/21	300,000	334,147
Sumitomo Mitsui Banking Corp., 1.80%, 07/18/17	500,000	503,394
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	158,048
3.50%, 01/20/17	350,000	370,386
Toronto-Dominion Bank (The) 2.38%, 10/19/16	250,000	259,785
1.40%, 04/30/18	250,000	246,071
US Bancorp 1.65%, 05/15/17	350,000	354,929
4.13%, 05/24/21	100,000	107,762
2.95%, 07/15/22	300,000	285,363
US Bank NA, 4.80%, 04/15/15	92,000	96,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
Wells Fargo & Co. 3.68%, 06/15/16(d)	$550,000	$586,157
5.13%, 09/15/16	144,000	158,377
1.50%, 01/16/18	750,000	748,377
2.15%, 01/15/19	500,000	501,010
Series M, 3.45%, 02/13/23	250,000	239,748
5.38%, 02/07/35	118,000	131,522
5.61%, 01/15/44(b)	483,000	513,720
Westpac Banking Corp., 2.25%, 07/30/18(c)	500,000	507,131

		29,429,595

Commercial Services & Supplies 0.1%
GATX Corp., 2.38%, 07/30/18	250,000	251,149
Republic Services, Inc., 5.25%, 11/15/21	600,000	670,240
Science Applications International Corp., 5.50%, 07/01/33	123,000	116,076
Waste Management, Inc., 7.00%, 07/15/28	113,000	143,100

		1,180,565

Communications Equipment 0.1%
Cisco Systems, Inc. 4.95%, 02/15/19	335,000	381,415
5.50%, 01/15/40	250,000	272,115
Motorola Solutions, Inc., 7.50%, 05/15/25	144,000	175,348
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	150,612

		979,490

Computers & Peripherals 0.3%
Apple, Inc. 1.00%, 05/03/18	500,000	487,802
3.85%, 05/04/43	250,000	213,771
EMC Corp., 1.88%, 06/01/18	500,000	500,581
Hewlett-Packard Co. 2.75%, 01/14/19	350,000	351,178
4.65%, 12/09/21(c)	500,000	522,847
Seagate HDD Cayman, 3.75%, 11/15/18(b)	450,000	460,125

		2,536,304

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	97,474

Construction Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	465,000	519,757

Consumer Finance 0.5%
American Express Co. 6.15%, 08/28/17	125,000	144,624
1.55%, 05/22/18	250,000	246,132
6.80%, 09/01/66(a)	110,000	118,250
American Express Credit Corp., 2.75%, 09/15/15	400,000	412,997
Boeing Capital Corp., 4.70%, 10/27/19	250,000	283,647
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	238,150
Ford Motor Credit Co. LLC 2.50%, 01/15/16	250,000	256,921
1.70%, 05/09/16	500,000	505,472
1.50%, 01/17/17	250,000	249,419
4.25%, 02/03/17	500,000	537,673
5.88%, 08/02/21	250,000	285,018
HSBC Finance Corp., 6.68%, 01/15/21	356,000	414,293
John Deere Capital Corp. 0.70%, 09/04/15(c)	500,000	502,301
1.30%, 03/12/18(c)	400,000	396,564

		4,591,461

Distributors 0.0%†
Arrow Electronics, Inc., 4.50%, 03/01/23	100,000	100,398

Diversified Financial Services 1.9%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	70,951
Associates Corp. of North America, 6.95%, 11/01/18	236,000	283,387
AXA Financial, Inc., 7.00%, 04/01/28	92,000	105,287
Bank of America Corp. 4.75%, 08/01/15	431,000	455,634
5.25%, 12/01/15	513,000	549,869
5.63%, 10/14/16	440,000	489,701
3.88%, 03/22/17	500,000	536,014
2.00%, 01/11/18	300,000	299,923
5.63%, 07/01/20	250,000	285,372
5.00%, 05/13/21	500,000	547,231
5.70%, 01/24/22	250,000	284,498
3.30%, 01/11/23	250,000	239,762
4.10%, 07/24/23	250,000	250,665
5.88%, 02/07/42	250,000	283,430
5.00%, 01/21/44	400,000	403,728
Citigroup, Inc. 3.95%, 06/15/16	675,000	718,979
5.85%, 08/02/16	287,000	319,682
6.13%, 11/21/17	500,000	576,366
5.38%, 08/09/20	500,000	565,762
3.38%, 03/01/23	350,000	333,081
5.50%, 09/13/25	250,000	263,240
6.63%, 06/15/32	232,000	261,792
5.88%, 02/22/33	82,000	85,658
5.88%, 05/29/37	200,000	223,206
General Electric Capital Corp. 4.88%, 03/04/15	431,000	451,930
5.00%, 01/08/16	205,000	222,000
5.40%, 02/15/17	415,000	465,878
5.63%, 09/15/17	550,000	627,983
1.60%, 11/20/17	500,000	501,460
5.63%, 05/01/18	500,000	577,333
5.30%, 02/11/21	250,000	280,826
3.15%, 09/07/22	250,000	244,174
Series A, 6.75%, 03/15/32	367,000	460,416
6.15%, 08/07/37	500,000	592,607
6.88%, 01/10/39	100,000	128,003
6.38%, 11/15/67(a)	150,000	162,750
JPMorgan Chase & Co. 4.75%, 03/01/15	176,000	183,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
5.15%, 10/01/15	$349,000	$372,075
1.10%, 10/15/15	500,000	501,444
3.15%, 07/05/16	400,000	418,350
4.63%, 05/10/21	500,000	544,961
3.38%, 05/01/23	250,000	233,859
5.60%, 07/15/41	600,000	661,632
4.85%, 02/01/44	250,000	249,444
Moody’s Corp., 4.50%, 09/01/22	100,000	102,749
Murray Street Investment Trust I, 4.65%, 03/09/17(d)	500,000	540,614
National Rural Utilities Cooperative Finance Corp. 5.45%, 04/10/17	400,000	450,610
Series C, 8.00%, 03/01/32	111,000	154,025
Western Union Co. (The), 6.20%, 11/17/36	100,000	97,676

		17,659,641

Diversified Telecommunication Services 1.0%
AT&T, Inc. 0.90%, 02/12/16	500,000	500,124
2.40%, 08/15/16	250,000	258,158
2.38%, 11/27/18	300,000	302,289
6.55%, 02/15/39	310,000	357,483
5.35%, 09/01/40	275,000	274,443
5.55%, 08/15/41(c)	250,000	255,190
4.30%, 12/15/42	417,000	357,103
4.35%, 06/15/45	221,000	188,933
British Telecommunications PLC, 9.63%, 12/15/30	191,000	291,281
Corning, Inc., 4.75%, 03/15/42	150,000	152,236
Deutsche Telekom International Finance BV 5.75%, 03/23/16	273,000	300,090
8.75%, 06/15/30	256,000	366,229
Embarq Corp., 8.00%, 06/01/36	150,000	155,406
France Telecom SA, 8.75%, 03/01/31	283,000	405,522
GTE Corp. 6.84%, 04/15/18	144,000	170,266
6.94%, 04/15/28	103,000	121,902
Telefonica Emisiones SAU 5.46%, 02/16/21	500,000	542,312
4.57%, 04/27/23	200,000	201,852
Verizon Communications, Inc. 4.90%, 09/15/15	410,000	437,074
3.65%, 09/14/18	750,000	796,497
6.40%, 09/15/33	500,000	586,534
5.85%, 09/15/35	82,000	91,209
6.40%, 02/15/38	250,000	291,870
3.85%, 11/01/42	250,000	210,962
6.55%, 09/15/43	750,000	900,255
Verizon Global Funding Corp., 7.75%, 12/01/30	510,000	665,187

		9,180,407

Electric Utilities 1.6%
Alabama Power Co., 5.70%, 02/15/33	276,000	319,036
Ameren Illinois Co., 2.70%, 09/01/22	350,000	336,310
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	158,231
Arizona Public Service Co., 5.50%, 09/01/35	150,000	171,148
Baltimore Gas & Electric Co., 5.90%, 10/01/16	115,000	128,770
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	222,553
Consolidated Edison Co. of New York, Inc. Series 05-C, 5.38%, 12/15/15	123,000	133,499
Series 08-A, 5.85%, 04/01/18	500,000	582,098
Series 03-A, 5.88%, 04/01/33	82,000	94,481
Dominion Resources, Inc. 5.20%, 08/15/19	100,000	112,940
Series B, 5.95%, 06/15/35	174,000	198,918
DTE Electric Co., 3.65%, 03/15/24	250,000	255,823
DTE Energy Co., 6.35%, 06/01/16	287,000	320,831
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	550,245
Duke Energy Corp., 3.05%, 08/15/22	200,000	194,626
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	106,558
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	52,269
Edison International, 3.75%, 09/15/17	500,000	535,379
Entergy Corp., 5.13%, 09/15/20	300,000	321,283
Exelon Corp. 4.90%, 06/15/15	287,000	302,060
5.63%, 06/15/35	250,000	261,473
Exelon Generation Co. LLC, 5.75%, 10/01/41	150,000	149,081
Florida Power & Light Co. 5.85%, 02/01/33	70,000	81,742
5.95%, 10/01/33	53,000	64,888
5.40%, 09/01/35	90,000	102,806
5.65%, 02/01/37	200,000	234,512
Florida Power Corp., 5.90%, 03/01/33	247,000	287,771
Georgia Power Co., 4.30%, 03/15/42	200,000	189,852
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	107,606
LG&E and KU Energy LLC, 3.75%, 11/15/20	500,000	516,106
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	238,198
MidAmerican Energy Holdings Co., 5.15%, 11/15/43(b)	250,000	264,833
Nevada Power Co., 5.45%, 05/15/41	100,000	114,590
Nisource Finance Corp., 5.95%, 06/15/41	150,000	166,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Northeast Utilities, 1.45%, 05/01/18	$500,000	$487,942
Ohio Power Co. Series K, 6.00%, 06/01/16	349,000	389,400
Series G, 6.60%, 02/15/33	164,000	201,161
Oncor Electric Delivery Co. LLC 4.55%, 12/01/41	150,000	146,425
5.30%, 06/01/42	150,000	162,976
Pacific Gas & Electric Co. 3.25%, 06/15/23	500,000	483,638
5.80%, 03/01/37	150,000	171,603
6.25%, 03/01/39	100,000	121,774
PacifiCorp 5.25%, 06/15/35(c)	123,000	136,576
4.10%, 02/01/42	250,000	240,563
Progress Energy, Inc., 7.75%, 03/01/31	164,000	219,378
PSEG Power LLC 5.50%, 12/01/15	287,000	310,217
5.13%, 04/15/20	250,000	277,034
Public Service Co. of Colorado, 3.60%, 09/15/42	200,000	176,052
Public Service Electric & Gas Co., 3.95%, 05/01/42	200,000	188,792
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	118,259
San Diego Gas & Electric Co., 3.95%, 11/15/41	150,000	142,366
Scottish Power Ltd., 5.81%, 03/15/25	82,000	88,947
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	244,675
Southern California Edison Co. 6.00%, 01/15/34	123,000	150,358
Series 05-B, 5.55%, 01/15/36	164,000	189,000
Southern Co. (The), 1.95%, 09/01/16	250,000	256,095
Tampa Electric Co., 5.40%, 05/15/21	250,000	286,917
Virginia Electric and Power Co. Series A, 5.40%, 01/15/16	103,000	112,548
5.95%, 09/15/17	250,000	290,104
Series D, 4.65%, 08/15/43	250,000	257,581
Wisconsin Electric Power Co. 2.95%, 09/15/21	250,000	250,746
5.63%, 05/15/33	41,000	47,339
Xcel Energy, Inc. 5.61%, 04/01/17	173,000	190,954
6.50%, 07/01/36	123,000	154,775

		14,370,928

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	78,452
Honeywell International, Inc. 5.40%, 03/15/16	250,000	274,925
5.30%, 03/01/18	500,000	572,931
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	105,488
Precision Castparts Corp., 1.25%, 01/15/18	175,000	172,755
Thermo Fisher Scientific, Inc. 3.20%, 03/01/16	250,000	261,685
3.60%, 08/15/21	250,000	253,531

		1,719,767

Electronic Equipment, Instruments & Components 0.1%
Agilent Technologies, Inc., 6.50%, 11/01/17	225,000	261,466
Avnet Inc, 5.88%, 06/15/20	250,000	277,021
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	200,000	206,942

		745,429

Energy Equipment & Services 0.1%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	508,524
Halliburton Co., 6.70%, 09/15/38	250,000	318,400
National Oilwell Varco, Inc., 3.95%, 12/01/42	100,000	91,553
Weatherford International Ltd., 5.95%, 04/15/42	250,000	253,266

		1,171,743

Food & Staples Retailing 0.2%
CVS Caremark Corp., 6.25%, 06/01/27	460,000	558,818
Kroger Co. (The) 4.00%, 02/01/24	350,000	353,282
7.50%, 04/01/31	178,000	224,688
Safeway, Inc. 5.00%, 08/15/19	155,000	166,699
3.95%, 08/15/20	100,000	100,476
Sysco Corp., 5.38%, 09/21/35(c)	74,000	81,541
Walgreen Co. 1.80%, 09/15/17	250,000	252,183
3.10%, 09/15/22	150,000	143,993

		1,881,680

Food Products 0.4%
Archer-Daniels-Midland Co. 5.38%, 09/15/35	103,000	113,046
4.02%, 04/16/43	140,000	127,262
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	62,000	65,546
4.10%, 03/15/16	350,000	370,658
Campbell Soup Co., 4.25%, 04/15/21	100,000	104,304
ConAgra Foods, Inc. 7.00%, 10/01/28	154,000	188,144
4.65%, 01/25/43	100,000	94,467
General Mills, Inc., 3.15%, 12/15/21	200,000	201,722
JM Smucker Co. (The), 3.50%, 10/15/21	250,000	252,927
Kellogg Co. 4.00%, 12/15/20	250,000	265,126
Series B, 7.45%, 04/01/31	103,000	135,169
Kraft Foods Group, Inc. 6.88%, 01/26/39	138,000	174,810
5.00%, 06/04/42	250,000	254,791
Mondelez International, Inc. 4.13%, 02/09/16	250,000	265,580
4.00%, 02/01/24	200,000	201,705
6.50%, 02/09/40	300,000	366,390

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products (continued)
Tyson Foods, Inc., 4.50%, 06/15/22	$250,000	$258,750
Unilever Capital Corp., 5.90%, 11/15/32	144,000	183,329

		3,623,726

Gas Utilities 0.8%
AGL Capital Corp., 4.40%, 06/01/43	250,000	237,197
Buckeye Partners LP, 4.15%, 07/01/23	250,000	244,734
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	230,886
DCP Midstream Operating LP, 3.88%, 03/15/23	200,000	190,795
El Paso Natural Gas Co. LLC, 8.37%, 06/15/32	50,000	66,802
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	275,552
Energy Transfer Partners LP 4.65%, 06/01/21	100,000	104,501
5.20%, 02/01/22	500,000	535,535
6.05%, 06/01/41	100,000	104,324
Enterprise Products Operating LLC Series L, 6.30%, 09/15/17	250,000	290,392
4.05%, 02/15/22	250,000	258,915
6.13%, 10/15/39	215,000	246,544
4.85%, 08/15/42	150,000	146,506
Kinder Morgan Energy Partners LP 6.85%, 02/15/20	675,000	807,995
5.80%, 03/15/35	144,000	150,561
6.38%, 03/01/41	250,000	277,049
National Fuel Gas Co., 3.75%, 03/01/23	250,000	244,984
ONEOK Partners LP 3.25%, 02/01/16	500,000	521,316
3.38%, 10/01/22	500,000	480,295
ONEOK, Inc., 4.25%, 02/01/22	100,000	97,000
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 06/01/42	150,000	153,284
Sempra Energy 4.05%, 12/01/23	200,000	202,323
6.00%, 10/15/39	100,000	116,389
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(b)	200,000	224,906
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	131,890
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	234,075
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	128,821
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	264,974
Williams Cos., Inc. (The), 3.70%, 01/15/23	300,000	270,012
Williams Partners LP 7.25%, 02/01/17	100,000	116,043
6.30%, 04/15/40(c)	150,000	166,221

		7,520,821

Health Care Providers & Services 0.8%
Aetna, Inc., 6.63%, 06/15/36	250,000	308,800
Baxter International, Inc. 4.63%, 03/15/15	53,000	55,445
5.38%, 06/01/18	435,000	498,272
Becton, Dickinson and Co., 3.13%, 11/08/21	250,000	251,869
Boston Scientific Corp. 6.40%, 06/15/16	150,000	167,961
2.65%, 10/01/18	250,000	253,430
Cardinal Health, Inc., 3.20%, 06/15/22	200,000	193,478
CareFusion Corp., 3.30%, 03/01/23	250,000	234,684
Cigna Corp., 5.38%, 02/15/42	150,000	164,833
Covidien International Finance SA, 6.00%, 10/15/17	440,000	507,509
Express Scripts Holding Co., 3.50%, 11/15/16	250,000	265,324
Express Scripts, Inc., 3.90%, 02/15/22	250,000	255,611
Humana, Inc., 3.15%, 12/01/22	250,000	237,082
Laboratory Corp. of America Holdings 3.13%, 05/15/16	150,000	156,717
3.75%, 08/23/22	200,000	199,190
McKesson Corp., 6.00%, 03/01/41	100,000	116,157
Medtronic, Inc., 4.00%, 04/01/43	200,000	182,807
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	404,443
St. Jude Medical, Inc. 2.50%, 01/15/16	200,000	205,459
3.25%, 04/15/23	200,000	193,248
Stryker Corp., 1.30%, 04/01/18	350,000	344,450
UnitedHealth Group, Inc. 5.38%, 03/15/16	205,000	223,562
1.63%, 03/15/19	500,000	489,099
5.80%, 03/15/36	417,000	479,376
WellPoint, Inc. 5.25%, 01/15/16	226,000	244,551
4.63%, 05/15/42	350,000	332,044
Zimmer Holdings, Inc., 3.38%, 11/30/21	150,000	150,809

		7,116,210

Hotels, Restaurants & Leisure 0.1%
Darden Restaurants, Inc., 3.35%, 11/01/22	150,000	133,765
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	109,297
McDonald’s Corp. 5.35%, 03/01/18	240,000	275,478
4.88%, 07/15/40	250,000	269,096
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	163,860
Yum! Brands, Inc., 6.88%, 11/15/37	13,000	15,463

		966,959

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	57,000	67,477

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Household Durables (continued)
Newell Rubbermaid, Inc., 4.70%, 08/15/20	$100,000	$108,059
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150,000	144,744

		320,280

Household Products 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22	500,000	477,734

Industrial Conglomerates 0.3%
3M Co., 5.70%, 03/15/37	50,000	59,988
Danaher Corp. 2.30%, 06/23/16	100,000	103,660
3.90%, 06/23/21	100,000	106,151
Dover Corp. 4.88%, 10/15/15	156,000	167,067
5.38%, 03/01/41	50,000	56,012
Eaton Corp. 2.75%, 11/02/22	500,000	473,920
4.00%, 11/02/32	150,000	143,235
General Electric Co. 0.85%, 10/09/15	250,000	251,428
5.25%, 12/06/17	400,000	455,060
2.70%, 10/09/22	250,000	239,198
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	210,668
Ingersoll-Rand Global Holding Co. Ltd. 2.88%, 01/15/19(b)	50,000	50,248
5.75%, 06/15/43(b)	50,000	54,722
Pentair Finance SA, 1.88%, 09/15/17	500,000	502,226
Tyco Electronics Group SA, 3.50%, 02/03/22	150,000	145,955

		3,019,538

Information Technology Services 0.2%
Computer Sciences Corp., 4.45%, 09/15/22(c)	100,000	101,025
Fiserv, Inc., 4.75%, 06/15/21	200,000	213,472
International Business Machines Corp. 1.95%, 07/22/16	100,000	102,930
1.63%, 05/15/20	750,000	714,375
2.90%, 11/01/21	150,000	148,498
5.88%, 11/29/32	250,000	301,733

		1,582,033

Insurance 0.9%
ACE INA Holdings, Inc., 2.70%, 03/13/23	250,000	234,035
Aflac, Inc., 6.90%, 12/17/39	100,000	127,329
Alleghany Corp., 4.95%, 06/27/22	250,000	267,046
Allstate Corp. (The), 6.50%, 05/15/67(a)	145,000	151,163
American International Group, Inc. 5.05%, 10/01/15	103,000	110,188
5.60%, 10/18/16	290,000	322,617
8.25%, 08/15/18	250,000	313,777
4.88%, 06/01/22	250,000	272,251
8.17%, 05/15/68(a)	250,000	308,750
Aon Corp., 5.00%, 09/30/20	400,000	448,763
Assurant, Inc., 2.50%, 03/15/18	250,000	249,350
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18	500,000	493,274
Berkshire Hathaway, Inc., 1.55%, 02/09/18	500,000	499,484
Chubb Corp. (The), 6.38%, 03/29/67(a)	300,000	330,000
CNA Financial Corp., 5.75%, 08/15/21	250,000	286,659
Genworth Financial, Inc., 6.50%, 06/15/34	144,000	156,410
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	150,000	178,270
ING US, Inc., 5.50%, 07/15/22	250,000	277,178
Lincoln National Corp. 4.85%, 06/24/21	50,000	54,781
6.15%, 04/07/36	160,000	186,274
Loews Corp., 4.13%, 05/15/43	100,000	88,805
Markel Corp., 3.63%, 03/30/23	250,000	241,267
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	300,000	326,061
MetLife, Inc. 3.05%, 12/15/22	250,000	240,016
5.70%, 06/15/35(c)	86,000	97,961
6.40%, 12/15/66	200,000	205,000
Nationwide Financial Services, Inc., 6.75%, 05/15/67(e)	75,000	73,875
Principal Financial Group, Inc., 3.30%, 09/15/22	250,000	243,654
Progressive Corp. (The) 3.75%, 08/23/21	150,000	157,592
6.25%, 12/01/32	113,000	136,881
Prudential Financial, Inc. 5.38%, 06/21/20	250,000	286,619
Series B, 5.75%, 07/15/33	103,000	114,942
6.63%, 06/21/40	200,000	246,500
5.63%, 06/15/43(a)	150,000	150,000
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	107,366
SunAmerica Financial Group, Inc., 7.50%, 07/15/25	103,000	127,722
Travelers Cos., Inc. (The), 5.75%, 12/15/17	90,000	103,745
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	165,635
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	110,957

		8,492,197

Internet & Catalog Retail 0.1%
eBay, Inc. 1.35%, 07/15/17	500,000	499,659
3.25%, 10/15/20	100,000	102,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Internet & Catalog Retail (continued)
Expedia, Inc., 5.95%, 08/15/20	$150,000	$165,150
QVC, Inc., 4.38%, 03/15/23	100,000	96,062

		863,311

Internet Software & Services 0.0%†
Google, Inc., 3.63%, 05/19/21	100,000	106,245

Machinery 0.1%
Caterpillar Financial Services Corp., 5.50%, 03/15/16	205,000	224,051
Caterpillar, Inc. 2.60%, 06/26/22	250,000	238,042
6.05%, 08/15/36	123,000	145,843
3.80%, 08/15/42	97,000	85,429
Deere & Co., 3.90%, 06/09/42	200,000	182,550
IDEX Corp., 4.20%, 12/15/21	200,000	203,400

		1,079,315

Media 1.1%
CBS Corp. 1.95%, 07/01/17	350,000	354,039
7.88%, 07/30/30	55,000	70,839
5.50%, 05/15/33	82,000	84,419
Comcast Corp. 5.90%, 03/15/16	287,000	316,890
6.50%, 01/15/17	507,000	583,864
4.25%, 01/15/33	250,000	238,277
7.05%, 03/15/33	205,000	260,341
6.50%, 11/15/35	70,000	84,842
6.95%, 08/15/37	205,000	258,795
COX Communications, Inc., 5.50%, 10/01/15	167,000	178,940
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, 03/01/16	250,000	262,534
4.60%, 02/15/21	250,000	262,928
3.80%, 03/15/22	500,000	486,833
Discovery Communications LLC 5.05%, 06/01/20	350,000	388,755
3.25%, 04/01/23	250,000	238,589
Historic TW, Inc., 6.88%, 06/15/18	122,000	146,566
NBCUniversal Media LLC 5.15%, 04/30/20	250,000	282,222
5.95%, 04/01/41	100,000	112,987
4.45%, 01/15/43	200,000	185,741
News America, Inc. 8.00%, 10/17/16	82,000	96,341
4.50%, 02/15/21	250,000	273,174
7.28%, 06/30/28	53,000	65,822
6.55%, 03/15/33	450,000	530,624
6.20%, 12/15/34	170,000	195,644
Omnicom Group, Inc. 5.90%, 04/15/16	123,000	135,771
3.63%, 05/01/22	50,000	49,678
Thomson Reuters Corp., 6.50%, 07/15/18	400,000	468,800
Time Warner Cable, Inc. 6.75%, 07/01/18	415,000	468,943
6.75%, 06/15/39	400,000	390,754
4.50%, 09/15/42	250,000	191,907
Time Warner, Inc. 7.63%, 04/15/31	523,000	681,918
7.70%, 05/01/32	248,000	328,409
Viacom, Inc. 3.25%, 03/15/23	400,000	381,225
4.38%, 03/15/43	200,000	176,084
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	495,537
WPP Finance 2010, 4.75%, 11/21/21	100,000	106,590

		9,835,622

Metals & Mining 0.7%
Alcoa, Inc., 5.87%, 02/23/22	335,000	351,041
Barrick Gold Corp. 4.10%, 05/01/23	250,000	231,124
5.25%, 04/01/42	200,000	173,544
BHP Billiton Finance USA Ltd. 5.25%, 12/15/15	225,000	244,841
1.63%, 02/24/17	250,000	254,027
3.25%, 11/21/21	250,000	254,906
Cliffs Natural Resources, Inc. 3.95%, 01/15/18(c)	250,000	249,303
4.88%, 04/01/21(c)	150,000	141,405
Freeport-McMoRan Copper & Gold, Inc. 2.15%, 03/01/17	500,000	507,603
3.55%, 03/01/22	100,000	95,482
5.45%, 03/15/43	100,000	95,587
Goldcorp, Inc., 2.13%, 03/15/18	250,000	247,741
Kinross Gold Corp., 5.13%, 09/01/21	100,000	97,483
Newmont Mining Corp. 5.88%, 04/01/35	164,000	146,689
4.88%, 03/15/42	100,000	77,087
Nucor Corp., 4.00%, 08/01/23	250,000	248,910
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	205,000	216,084
5.75%, 06/01/35	144,000	158,572
Rio Tinto Finance USA Ltd., 4.13%, 05/20/21	500,000	528,654
Rio Tinto Finance USA PLC 1.38%, 06/17/16	350,000	353,271
2.88%, 08/21/22	200,000	188,345
Southern Copper Corp., 6.75%, 04/16/40	250,000	243,639
Teck Resources Ltd., 4.75%, 01/15/22	500,000	518,205
Vale Overseas Ltd. 4.38%, 01/11/22	250,000	241,762
6.88%, 11/21/36	306,000	311,402
Vale SA, 5.63%, 09/11/42	150,000	133,658

		6,310,365

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	538,115
Dollar General Corp., 1.88%, 04/15/18	250,000	247,684
Kohl’s Corp. 4.00%, 11/01/21	100,000	101,421
3.25%, 02/01/23	150,000	140,324

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail (continued)
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	$85,000	$95,351
6.90%, 04/01/29	50,000	60,691
6.70%, 07/15/34	150,000	180,158
Nordstrom, Inc., 4.00%, 10/15/21	250,000	263,785
Target Corp. 6.00%, 01/15/18	300,000	349,984
6.35%, 11/01/32	217,000	264,202
Wal-Mart Stores, Inc. 1.50%, 10/25/15	500,000	508,930
1.13%, 04/11/18	500,000	490,491
7.55%, 02/15/30	82,000	113,524
5.25%, 09/01/35	242,000	268,516
6.20%, 04/15/38	250,000	308,249
5.63%, 04/15/41	150,000	175,677

		4,107,102

Office Electronics 0.0%†
Pitney Bowes, Inc., 4.75%, 05/15/18	62,000	66,564
Xerox Corp., 6.35%, 05/15/18(c)	200,000	234,177

		300,741

Oil, Gas & Consumable Fuels 1.9%
Anadarko Petroleum Corp. 5.95%, 09/15/16	200,000	223,043
6.38%, 09/15/17	100,000	115,165
6.45%, 09/15/36(c)	269,000	313,227
Apache Corp. 3.63%, 02/01/21	500,000	523,565
4.75%, 04/15/43	250,000	247,485
BP Capital Markets PLC 3.20%, 03/11/16	300,000	315,815
1.38%, 05/10/18	750,000	737,981
4.50%, 10/01/20(c)	100,000	109,575
3.56%, 11/01/21	250,000	255,863
Canadian Natural Resources Ltd., 6.25%, 03/15/38	210,000	242,826
Cenovus Energy, Inc. 5.70%, 10/15/19	200,000	231,274
3.80%, 09/15/23	250,000	247,689
Chevron Corp. 1.72%, 06/24/18	500,000	502,346
2.36%, 12/05/22	250,000	233,561
ConocoPhillips 5.90%, 10/15/32	123,000	146,790
6.50%, 02/01/39	400,000	516,864
Continental Resources, Inc., 4.50%, 04/15/23	250,000	256,250
Devon Energy Corp., 7.95%, 04/15/32	250,000	339,830
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	100,000	98,159
Ensco PLC, 4.70%, 03/15/21	300,000	322,562
EOG Resources, Inc. 5.63%, 06/01/19	130,000	151,343
4.10%, 02/01/21	200,000	214,224
EQT Corp., 4.88%, 11/15/21	250,000	264,214
Hess Corp., 7.30%, 08/15/31	196,000	246,252
Husky Energy, Inc., 3.95%, 04/15/22	200,000	202,992
Marathon Oil Corp. 2.80%, 11/01/22	250,000	234,290
6.80%, 03/15/32	82,000	100,625
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	331,968
Murphy Oil Corp., 5.13%, 12/01/42	100,000	90,541
Nabors Industries, Inc., 5.00%, 09/15/20	300,000	318,398
Noble Energy, Inc. 4.15%, 12/15/21	100,000	104,951
6.00%, 03/01/41	150,000	167,225
Noble Holding International Ltd., 5.25%, 03/15/42	100,000	95,693
Occidental Petroleum Corp., 3.13%, 02/15/22	400,000	396,328
Pemex Project Funding Master Trust, 6.63%, 06/15/35	301,000	313,122
Petrobras Global Finance BV, 4.38%, 05/20/23(c)	750,000	661,855
Petrobras International Finance Co. 3.88%, 01/27/16	500,000	512,987
5.38%, 01/27/21	750,000	740,355
Petrohawk Energy Corp., 7.25%, 08/15/18	200,000	214,250
Petroleos Mexicanos 3.50%, 07/18/18	500,000	513,262
5.50%, 01/21/21	325,000	346,117
5.50%, 06/27/44(c)	250,000	222,705
6.38%, 01/23/45(b)	250,000	249,444
Phillips 66, 5.88%, 05/01/42	150,000	168,399
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	50,733
Plains Exploration & Production Co. 6.50%, 11/15/20	350,000	383,250
6.63%, 05/01/21	200,000	219,000
Pride International, Inc., 8.50%, 06/15/19	100,000	128,206
Rowan Cos., Inc., 4.75%, 01/15/24	75,000	74,905
Shell International Finance BV 1.13%, 08/21/17	500,000	497,890
6.38%, 12/15/38	400,000	506,998
Southwestern Energy Co., 4.10%, 03/15/22	150,000	152,945
Statoil ASA 3.13%, 08/17/17	250,000	265,554
1.15%, 05/15/18(c)	250,000	244,957
3.70%, 03/01/24	250,000	253,878
Total Capital International SA, 3.70%, 01/15/24	500,000	503,901
Total Capital SA, 2.30%, 03/15/16	250,000	258,343
Transocean, Inc. 2.50%, 10/15/17	500,000	506,705
6.38%, 12/15/21	150,000	167,013
7.50%, 04/15/31	123,000	142,983

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. 7.50%, 04/15/32	$82,000	$102,620
6.63%, 06/15/37	100,000	117,266

		17,418,557

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	63,086
Georgia-Pacific LLC, 8.88%, 05/15/31	200,000	290,603
International Paper Co. 5.30%, 04/01/15	144,000	151,510
9.38%, 05/15/19	515,000	680,420

		1,185,619

Personal Products 0.1%
Avon Products, Inc., 4.60%, 03/15/20	250,000	252,421
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	97,527
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	256,069
4.85%, 12/15/15	123,000	132,761
5.80%, 08/15/34	205,000	249,052

		987,830

Pharmaceuticals 0.9%
Abbott Laboratories, 4.13%, 05/27/20	500,000	546,336
AbbVie, Inc. 2.00%, 11/06/18	500,000	497,370
4.40%, 11/06/42	75,000	71,762
Allergan, Inc., 1.35%, 03/15/18	300,000	294,828
AstraZeneca PLC 5.90%, 09/15/17	300,000	347,061
6.45%, 09/15/37	140,000	174,155
Bristol-Myers Squibb Co., 2.00%, 08/01/22	600,000	545,765
Eli Lilly & Co. 5.20%, 03/15/17	300,000	336,825
7.13%, 06/01/25	82,000	108,087
GlaxoSmithKline Capital PLC 1.50%, 05/08/17	250,000	252,306
2.85%, 05/08/22	250,000	243,585
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	139,000	157,523
Johnson & Johnson 2.95%, 09/01/20	100,000	103,778
4.95%, 05/15/33	287,000	322,384
Merck & Co., Inc. 1.10%, 01/31/18	500,000	493,673
6.40%, 03/01/28	51,000	63,660
5.95%, 12/01/28	113,000	137,798
4.15%, 05/18/43	250,000	236,833
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	377,327
Perrigo Co. PLC, 4.00%, 11/15/23(b)	250,000	251,683
Pfizer, Inc. 4.65%, 03/01/18	185,000	207,183
7.20%, 03/15/39	375,000	515,499
Pharmacia Corp., 6.60%, 12/01/28	123,000	156,644
Sanofi 2.63%, 03/29/16	250,000	260,591
1.25%, 04/10/18	250,000	245,411
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	68,647
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	98,000	109,780
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	179,473
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	200,000	189,451
Wyeth LLC, 5.50%, 02/15/16	241,000	265,035
Zoetis, Inc. 1.88%, 02/01/18	500,000	500,350
3.25%, 02/01/23	50,000	48,086

		8,308,889

Real Estate Investment Trusts (REITs) 0.6%
American Tower REIT, Inc., 5.05%, 09/01/20	400,000	435,457
Boston Properties LP 5.00%, 06/01/15	360,000	380,002
5.63%, 11/15/20	350,000	399,803
Camden Property Trust, 5.00%, 06/15/15	103,000	108,601
Digital Realty Trust LP, 5.25%, 03/15/21(c)	250,000	260,738
Duke Realty LP, 3.88%, 10/15/22	250,000	243,663
ERP Operating LP, 5.38%, 08/01/16	205,000	226,470
HCP, Inc. 6.00%, 01/30/17	328,000	369,505
3.75%, 02/01/19	250,000	264,010
Health Care REIT, Inc., 5.25%, 01/15/22	300,000	326,242
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	100,000	95,625
Kilroy Realty LP, 4.80%, 07/15/18	200,000	216,807
ProLogis LP, 6.63%, 05/15/18	354,000	416,548
Realty Income Corp., 4.65%, 08/01/23	250,000	259,011
Simon Property Group LP 5.10%, 06/15/15	294,000	311,874
6.10%, 05/01/16	287,000	316,840
4.75%, 03/15/42(c)	250,000	253,727
UDR, Inc., 4.25%, 06/01/18	100,000	107,649
Ventas Realty LP/Ventas Capital Corp. 4.75%, 06/01/21	100,000	106,837
4.25%, 03/01/22	350,000	358,264
Weyerhaeuser Co., 7.38%, 03/15/32	250,000	317,946

		5,775,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail 0.3%
Burlington Northern Santa Fe LLC 7.95%, 08/15/30	$144,000	$194,867
5.05%, 03/01/41	350,000	364,576
CSX Corp. 7.38%, 02/01/19	305,000	377,616
3.70%, 10/30/20	200,000	210,137
5.50%, 04/15/41	100,000	109,849
FedEx Corp., 3.88%, 08/01/42	50,000	42,900
Norfolk Southern Corp. 2.90%, 02/15/23	92,000	87,397
3.85%, 01/15/24	250,000	254,409
5.59%, 05/17/25	59,000	66,670
4.84%, 10/01/41	15,000	15,189
6.00%, 05/23/11	100,000	112,820
Ryder System, Inc., 2.50%, 03/01/18	250,000	255,487
Union Pacific Corp., 2.75%, 04/15/23	400,000	376,704
United Parcel Service of America, Inc., 8.38%, 04/01/20	82,000	107,806
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	258,070

		2,834,497

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	319,540
Broadcom Corp., 2.70%, 11/01/18	100,000	103,026
Intel Corp. 2.70%, 12/15/22	250,000	235,861
4.80%, 10/01/41	200,000	201,086

		859,513

Software 0.2%
CA, Inc., 4.50%, 08/15/23	240,000	247,779
Microsoft Corp. 1.00%, 05/01/18(c)	500,000	494,513
3.00%, 10/01/20(c)	350,000	361,822
3.63%, 12/15/23	250,000	254,758
Oracle Corp. 5.25%, 01/15/16	48,000	52,281
1.20%, 10/15/17	350,000	347,608
5.00%, 07/08/19	100,000	114,262
5.38%, 07/15/40	300,000	330,750

		2,203,773

Sovereign 0.1%
Japan Finance Corp. Series DTC, 2.88%, 02/02/15	300,000	307,572
2.50%, 05/18/16	200,000	207,837
2.25%, 07/13/16	200,000	207,478
Series DTC, 1.13%, 07/19/17(c)	350,000	349,739

		1,072,626

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	200,000	210,587
Gap, Inc. (The), 5.95%, 04/12/21	100,000	111,436
Home Depot, Inc. (The) 5.40%, 03/01/16	410,000	450,578
2.70%, 04/01/23	250,000	235,649
5.88%, 12/16/36	230,000	274,706
5.95%, 04/01/41	100,000	120,205
Lowe’s Cos., Inc. 6.50%, 03/15/29	164,000	200,572
5.80%, 10/15/36	230,000	264,560

		1,868,293

Supranational 0.1%
Svensk Exportkredit AB, 0.63%, 05/31/16	500,000	499,307

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	100,000	106,148
VF Corp., 3.50%, 09/01/21	200,000	203,790

		309,938

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	259,135

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	133,000	177,326
9.25%, 08/06/19	89,000	118,427
2.85%, 08/09/22	250,000	234,156
10.20%, 02/06/39	39,000	62,877
4.25%, 08/09/42	100,000	87,107
5.38%, 01/31/44	100,000	102,378
Lorillard Tobacco Co., 3.50%, 08/04/16	500,000	527,479
Philip Morris International, Inc. 5.65%, 05/16/18	150,000	173,439
4.88%, 11/15/43	150,000	153,104
Reynolds American, Inc., 4.75%, 11/01/42	150,000	138,422

		1,774,715

Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.00%, 03/30/20	500,000	545,850
6.38%, 03/01/35(c)	123,000	140,075
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	500,000	641,132
Rogers Communications, Inc., 3.00%, 03/15/23(c)	250,000	237,574
Vodafone Group PLC 2.88%, 03/16/16	200,000	207,876
1.63%, 03/20/17	400,000	403,841
2.95%, 02/19/23	500,000	469,358
7.88%, 02/15/30	144,000	188,443
6.15%, 02/27/37	75,000	84,134

		2,918,283

Total Corporate Bonds (cost $208,259,051)		217,698,661

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.5%
Bay Area Toll Authority, RB, 6.26%, 04/01/49	$250,000	$320,197
City of San Francisco CA Public Utilities Commission Water Revenue, RB, 6.00%, 11/01/40	100,000	120,403
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	100,000	119,425
Los Angeles Community College District, GO, 6.75%, 08/01/49	200,000	268,036
Los Angeles Unified School District, GO, 6.76%, 07/01/34	250,000	321,483
Los Angeles, Department of Water & Power, RB, 6.57%, 07/01/45	210,000	276,824
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	500,000	568,405
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	154,114
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	230,862
State of California, GO 5.45%, 04/01/15	300,000	317,688
7.50%, 04/01/34	300,000	404,358
7.55%, 04/01/39	775,000	1,081,489

		4,183,284

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	46,720

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/01/30	200,000	204,642

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	163,152

Illinois 0.1%
Chicago Transit Authority, RB, 6.90%, 12/01/40	170,000	198,667
State of Illinois, GO 5.88%, 03/01/19	100,000	110,900
5.10%, 06/01/33	685,000	663,436

		973,003

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, 5.73%, 06/01/40	150,000	181,475

New Jersey 0.1%
New Jersey Economic Development Authority, RB, National-RE Insured, Series A, 7.43%, 02/15/29	250,000	309,685
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	215,000	301,368
Rutgers-State University of New Jersey, RB, 5.67%, 05/01/40	250,000	288,477

		899,530

New York 0.2%
City of New York, GO, 5.85%, 06/01/40	520,000	595,561
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	290,000	398,637
New York City Municipal Water Finance Authority, Refunding, RB, 5.79%, 06/15/41	500,000	532,225
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	460,000	552,529

		2,078,952

Ohio 0.1%
American Power, Inc., RB, 7.50%, 02/15/50	100,000	126,394
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	200,000	216,592

		342,986

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 4.65%, 02/15/26	200,000	215,296

Texas 0.0%†
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	100,000	111,901

Total Municipal Bonds (cost $8,087,575)		9,400,941

Sovereign Bonds 3.0%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond, 5.88%, 01/15/19	500,000	555,750
4.88%, 01/22/21	750,000	780,028
7.13%, 01/20/37	595,000	666,508

		2,002,286

CANADA 0.3%
Province of Nova Scotia Canada, 5.13%, 01/26/17	115,000	129,122
Province of Ontario Canada, 4.50%, 02/03/15	463,000	482,451
4.75%, 01/19/16(c)	205,000	221,234
2.30%, 05/10/16(c)	400,000	413,551
1.20%, 02/14/18	750,000	742,410
Province of Quebec Canada, 4.60%, 05/26/15	246,000	259,744
7.50%, 09/15/29	200,000	275,401

		2,523,913

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
COLOMBIA 0.2%
Colombia Government International Bond, 7.38%, 03/18/19(c)	$600,000	$715,800
4.38%, 07/12/21	250,000	254,750
7.38%, 09/18/37	250,000	300,625

		1,271,175

ISRAEL 0.1%
Israel Government International Bond, 3.15%, 06/30/23(c)	500,000	479,649

ITALY 0.1%
Italy Government International Bond, 4.75%, 01/25/16	287,000	306,803
5.38%, 06/15/33	384,000	419,021

		725,824

MEXICO 0.3%
Mexico Government International Bond, 5.63%, 01/15/17	250,000	278,129
5.13%, 01/15/20	1,000,000	1,100,477
6.75%, 09/27/34	373,000	432,368
4.75%, 03/08/44	350,000	307,336
5.75%, 10/12/10	200,000	181,087

		2,299,397

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	500,000	541,746
6.70%, 01/26/36(c)	250,000	276,078

		817,824

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	870,000	1,041,390

PHILIPPINES 0.1%
Philippine Government International Bond, 6.50%, 01/20/20	250,000	295,000
7.75%, 01/14/31	250,000	330,000
6.38%, 10/23/34	500,000	595,000

		1,220,000

POLAND 0.1%
Poland Government International Bond, 5.00%, 10/19/15	156,000	167,232
6.38%, 07/15/19	250,000	292,500
5.13%, 04/21/21	125,000	135,781
5.00%, 03/23/22	450,000	479,740

		1,075,253

SOUTH AFRICA 0.0%†
South Africa Government International Bond, 4.67%, 01/17/24(c)	250,000	237,500
6.25%, 03/08/41	100,000	102,625

		340,125

SOUTH KOREA 0.0%†
Republic of Korea, 5.63%, 11/03/25	200,000	232,120

SUPRANATIONAL 1.2%
African Development Bank, 2.50%, 03/15/16	250,000	260,431
Asian Development Bank, 2.63%, 02/09/15	1,265,000	1,295,795
Council Of Europe Development Bank, 1.00%, 03/07/18	300,000	294,426
European Bank for Reconstruction & Development, 2.50%, 03/15/16	350,000	364,905
1.00%, 09/17/18	500,000	486,703
European Investment Bank, 0.63%, 04/15/16	500,000	500,923
2.50%, 05/16/16	700,000	730,235
5.13%, 09/13/16	250,000	278,510
1.25%, 10/14/16	250,000	253,456
1.13%, 12/15/16	750,000	755,385
5.13%, 05/30/17	500,000	566,996
1.13%, 09/15/17	1,000,000	998,066
1.00%, 06/15/18	1,000,000	977,973
Inter-American Development Bank, 5.13%, 09/13/16	65,000	72,520
1.75%, 08/24/18(c)	500,000	504,383
International Bank for Reconstruction & Development, 1.13%, 07/18/17(c)	500,000	502,705
7.63%, 01/19/23	677,000	935,070
International Finance Corp., 2.25%, 04/11/16	250,000	258,947
1.13%, 11/23/16	550,000	556,659

		10,594,088

TURKEY 0.2%
Turkey Government International Bond, 6.75%, 04/03/18	500,000	541,350
5.63%, 03/30/21	350,000	350,630
3.25%, 03/23/23	500,000	410,750
6.00%, 01/14/41	750,000	666,900

		1,969,630

URUGUAY 0.0%†
Uruguay Government International Bond, 4.50%, 08/14/24(c)	350,000	343,911

Total Sovereign Bonds (cost $26,955,974)		26,936,585

U.S. Government Mortgage Backed Agencies 30.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00677 6.00%, 06/01/14	$1,059	$1,065
Pool# E00802 7.50%, 02/01/15	2,263	2,323
Pool# G11001 6.50%, 03/01/15	540	547
Pool# G11003 7.50%, 04/01/15	100	102
Pool# G11164 7.00%, 05/01/15	319	326
Pool# E81396 7.00%, 10/01/15	107	111
Pool# E81394 7.50%, 10/01/15	956	987

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E84097 6.50%, 12/01/15	$341	$353
Pool# E00938 7.00%, 01/01/16	1,470	1,532
Pool# E82132 7.00%, 01/01/16	289	301
Pool# E82815 6.00%, 03/01/16	605	632
Pool# E83231 6.00%, 04/01/16	320	333
Pool# E83233 6.00%, 04/01/16	674	702
Pool# G11972 6.00%, 04/01/16	17,096	17,736
Pool# E00975 6.00%, 05/01/16	4,144	4,319
Pool# E83355 6.00%, 05/01/16	879	910
Pool# E83636 6.00%, 05/01/16	1,918	1,999
Pool# E83933 6.50%, 05/01/16	100	105
Pool# E00985 6.00%, 06/01/16	2,366	2,468
Pool# E00987 6.50%, 06/01/16	2,545	2,665
Pool# E84236 6.50%, 06/01/16	707	742
Pool# E00996 6.50%, 07/01/16	322	338
Pool# E84912 6.50%, 08/01/16	2,605	2,741
Pool# E85117 6.50%, 08/01/16	1,040	1,093
Pool# E85387 6.00%, 09/01/16	915	939
Pool# E85800 6.50%, 10/01/16	880	927
Pool# E86183 6.00%, 11/01/16	396	415
Pool# E01083 7.00%, 11/01/16	1,021	1,082
Pool# G11207 7.00%, 11/01/16	1,620	1,700
Pool# E86746 5.50%, 12/01/16	4,964	5,206
Pool# E86533 6.00%, 12/01/16	1,140	1,197
Pool# E01095 6.00%, 01/01/17	1,333	1,401
Pool# E87584 6.00%, 01/01/17	835	880
Pool# E86995 6.50%, 01/01/17	2,425	2,558
Pool# E87291 6.50%, 01/01/17	5,515	5,802
Pool# E87446 6.50%, 01/01/17	860	907
Pool# E88076 6.00%, 02/01/17	1,588	1,676
Pool# E01127 6.50%, 02/01/17	2,131	2,258
Pool# E88055 6.50%, 02/01/17	10,146	10,765
Pool# E88106 6.50%, 02/01/17	4,016	4,264
Pool# E01137 6.00%, 03/01/17	1,999	2,108
Pool# E88134 6.00%, 03/01/17	349	369
Pool# E88474 6.00%, 03/01/17	1,701	1,788
Pool# E88768 6.00%, 03/01/17	2,154	2,247
Pool# E01138 6.50%, 03/01/17	1,352	1,432
Pool# E01139 6.00%, 04/01/17	9,461	9,986
Pool# E88729 6.00%, 04/01/17	1,972	2,089
Pool# E89149 6.00%, 04/01/17	1,719	1,810
Pool# E89151 6.00%, 04/01/17	1,872	1,981
Pool# E89217 6.00%, 04/01/17	2,059	2,176
Pool# E89222 6.00%, 04/01/17	8,333	8,729
Pool# E89347 6.00%, 04/01/17	747	789
Pool# E89496 6.00%, 04/01/17	1,102	1,166
Pool# E89203 6.50%, 04/01/17	1,443	1,531
Pool# E01140 6.00%, 05/01/17	8,040	8,486
Pool# E89530 6.00%, 05/01/17	4,717	4,979
Pool# E89746 6.00%, 05/01/17	13,882	14,671
Pool# E89788 6.00%, 05/01/17	1,529	1,617
Pool# E89909 6.00%, 05/01/17	1,643	1,742
Pool# G11409 6.00%, 05/01/17	11,586	12,199
Pool# E01156 6.50%, 05/01/17	3,565	3,785
Pool# E89924 6.50%, 05/01/17	7,533	8,029
Pool# B15071 6.00%, 06/01/17	23,456	24,698
Pool# E01157 6.00%, 06/01/17	6,309	6,676
Pool# E90194 6.00%, 06/01/17	1,432	1,513
Pool# E90227 6.00%, 06/01/17	1,130	1,196
Pool# E90313 6.00%, 06/01/17	566	599
Pool# E90591 5.50%, 07/01/17	4,456	4,690
Pool# E90594 6.00%, 07/01/17	5,747	6,088
Pool# E90645 6.00%, 07/01/17	6,803	7,207
Pool# E90667 6.00%, 07/01/17	1,654	1,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E01186 5.50%, 08/01/17	$17,542	$18,503
Pool# E01205 6.50%, 08/01/17	2,613	2,778
Pool# G11295 5.50%, 09/01/17	10,747	11,311
Pool# G11458 6.00%, 09/01/17	1,346	1,412
Pool# G11434 6.50%, 01/01/18	3,657	3,880
Pool# E01311 5.50%, 02/01/18	221,853	235,471
Pool# G11399 5.50%, 04/01/18	13,060	13,760
Pool# B10210 5.50%, 10/01/18	44,631	47,643
Pool# B10653 5.50%, 11/01/18	31,752	33,957
Pool# B11548 5.50%, 12/01/18	28,953	31,044
Pool# G11531 5.50%, 02/01/19	10,568	11,321
Pool# B12908 5.50%, 03/01/19	5,895	6,338
Pool# E01604 5.50%, 03/01/19	23,325	25,007
Pool# B13430 5.50%, 04/01/19	22,193	23,624
Pool# B13600 5.50%, 04/01/19	19,313	20,688
Pool# B15396 5.50%, 06/01/19	15,730	16,925
Pool# G18007 6.00%, 07/01/19	11,573	12,540
Pool# G18006 5.50%, 08/01/19	16,374	17,604
Pool# B16087 6.00%, 08/01/19	35,824	38,946
Pool# G18022 5.50%, 11/01/19	40,612	43,728
Pool# B14288 5.50%, 12/01/19	10,706	11,545
Pool# B18437 5.50%, 05/01/20	15,603	16,858
Pool# G18062 6.00%, 06/01/20	20,814	22,770
Pool# J02325 5.50%, 07/01/20	25,642	27,736
Pool# J00935 5.00%, 12/01/20	12,628	13,544
Pool# J00854 5.00%, 01/01/21	123,295	132,582
Pool# J00871 5.00%, 01/01/21	39,520	42,446
Pool# G18096 5.50%, 01/01/21	10,635	11,541
Pool# J00855 5.50%, 01/01/21	26,566	28,888
Pool# J01279 5.50%, 02/01/21	10,122	10,985
Pool# J01570 5.50%, 04/01/21	9,720	10,536
Pool# J01633 5.50%, 04/01/21	44,805	48,673
Pool# J01757 5.00%, 05/01/21	48,938	52,564
Pool# J01771 5.00%, 05/01/21	9,180	9,897
Pool# J01879 5.00%, 05/01/21	7,239	7,807
Pool# J06015 5.00%, 05/01/21	45,404	48,884
Pool# J05950 5.50%, 05/01/21	134,252	146,067
Pool# G18122 5.00%, 06/01/21	23,593	25,340
Pool# G18123 5.50%, 06/01/21	27,977	30,409
Pool# J01980 6.00%, 06/01/21	11,387	12,514
Pool# J03074 5.00%, 07/01/21	18,198	19,538
Pool# J03028 5.50%, 07/01/21	13,060	14,203
Pool# G12245 6.00%, 07/01/21	16,700	18,318
Pool# G12310 5.50%, 08/01/21	8,529	9,271
Pool# G12348 6.00%, 08/01/21	23,462	25,777
Pool# G12412 5.50%, 11/01/21	11,062	12,036
Pool# J09912 4.00%, 06/01/24	2,433,369	2,596,671
Pool# C00351 8.00%, 07/01/24	628	740
Pool# D60780 8.00%, 06/01/25	2,057	2,445
Pool# G30267 5.00%, 08/01/25	444,507	485,797
Pool# J13883 3.50%, 12/01/25	1,209,786	1,277,978
Pool# J18127 3.00%, 03/01/27	481,091	496,971
Pool# J18702 3.00%, 03/01/27	546,002	564,024
Pool# J19106 3.00%, 05/01/27	195,637	202,003
Pool# J20471 3.00%, 09/01/27	892,944	921,023
Pool# D82854 7.00%, 10/01/27	1,824	2,111
Pool# G14609 3.00%, 11/01/27	1,156,160	1,192,515
Pool# C00566 7.50%, 12/01/27	2,230	2,631
Pool# C00678 7.00%, 11/01/28	2,835	3,289
Pool# C18271 7.00%, 11/01/28	2,373	2,762
Pool# C00836 7.00%, 07/01/29	1,247	1,420
Pool# C31282 7.00%, 09/01/29	241	278
Pool# C31285 7.00%, 09/01/29	2,796	3,246
Pool# A18212 7.00%, 11/01/29	35,844	41,702

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C32914 8.00%, 11/01/29	$2,531	$3,063
Pool# C37436 8.00%, 01/01/30	2,680	3,231
Pool# C36306 7.00%, 02/01/30	583	679
Pool# C36429 7.00%, 02/01/30	577	672
Pool# C00921 7.50%, 02/01/30	2,341	2,770
Pool# G01108 7.00%, 04/01/30	1,034	1,202
Pool# C37703 7.50%, 04/01/30	1,613	1,912
Pool# C41561 8.00%, 08/01/30	1,717	2,086
Pool# C01051 8.00%, 09/01/30	3,914	4,506
Pool# C43550 7.00%, 10/01/30	3,640	4,245
Pool# C44017 7.50%, 10/01/30	406	484
Pool# C43967 8.00%, 10/01/30	30,160	36,344
Pool# C44957 8.00%, 11/01/30	3,567	4,314
Pool# C01106 7.00%, 12/01/30	16,670	19,410
Pool# C01103 7.50%, 12/01/30	1,611	1,910
Pool# C01116 7.50%, 01/01/31	1,697	2,015
Pool# C46932 7.50%, 01/01/31	1,322	1,567
Pool# C47287 7.50%, 02/01/31	3,195	3,787
Pool# C48851 7.00%, 03/01/31	1,925	2,247
Pool# G01217 7.00%, 03/01/31	17,548	20,453
Pool# C48206 7.50%, 03/01/31	1,545	1,840
Pool# C91366 4.50%, 04/01/31	342,778	371,660
Pool# C91377 4.50%, 06/01/31	191,446	207,576
Pool# C53324 7.00%, 06/01/31	1,921	2,230
Pool# C01209 8.00%, 06/01/31	999	1,213
Pool# C54792 7.00%, 07/01/31	15,453	18,006
Pool# C55071 7.50%, 07/01/31	547	652
Pool# G01309 7.00%, 08/01/31	2,975	3,466
Pool# C01222 7.00%, 09/01/31	2,522	2,940
Pool# G01311 7.00%, 09/01/31	19,813	23,073
Pool# G01315 7.00%, 09/01/31	763	889
Pool# C58647 7.00%, 10/01/31	898	1,047
Pool# C58694 7.00%, 10/01/31	7,090	8,282
Pool# C60012 7.00%, 11/01/31	1,502	1,748
Pool# C61298 8.00%, 11/01/31	2,298	2,794
Pool# C61105 7.00%, 12/01/31	4,934	5,758
Pool# C01305 7.50%, 12/01/31	2,510	2,986
Pool# C62218 7.00%, 01/01/32	2,355	2,739
Pool# C63171 7.00%, 01/01/32	8,769	10,247
Pool# C64121 7.50%, 02/01/32	3,526	4,204
Pool# C01345 7.00%, 04/01/32	11,894	13,875
Pool# C66744 7.00%, 04/01/32	869	970
Pool# G01391 7.00%, 04/01/32	35,164	40,974
Pool# C65717 7.50%, 04/01/32	3,615	4,314
Pool# C01370 8.00%, 04/01/32	3,507	4,263
Pool# C66916 7.00%, 05/01/32	15,160	17,727
Pool# C67235 7.00%, 05/01/32	16,243	18,934
Pool# C01381 8.00%, 05/01/32	15,665	19,064
Pool# C68290 7.00%, 06/01/32	3,899	4,559
Pool# C68300 7.00%, 06/01/32	17,546	20,448
Pool# G01449 7.00%, 07/01/32	23,422	27,282
Pool# C68988 7.50%, 07/01/32	2,742	3,229
Pool# C69908 7.00%, 08/01/32	22,020	25,720
Pool# C70211 7.00%, 08/01/32	10,732	12,553
Pool# C91558 3.50%, 09/01/32	312,826	324,838
Pool# C71089 7.50%, 09/01/32	4,099	4,873

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G01536 7.00%, 03/01/33	$22,852	$26,703
Pool# G30642 3.00%, 05/01/33	165,832	167,128
Pool# G30646 3.00%, 05/01/33	371,424	374,326
Pool# K90535 3.00%, 05/01/33	77,440	78,045
Pool# A16419 6.50%, 11/01/33	13,419	15,136
Pool# A16522 6.50%, 12/01/33	76,361	86,141
Pool# C01806 7.00%, 01/01/34	10,347	11,996
Pool# A21356 6.50%, 04/01/34	55,784	62,955
Pool# C01851 6.50%, 04/01/34	53,478	60,341
Pool# A22067 6.50%, 05/01/34	79,102	89,241
Pool# A24301 6.50%, 05/01/34	82,900	93,592
Pool# A24988 6.50%, 07/01/34	27,714	31,253
Pool# G01741 6.50%, 10/01/34	26,756	30,157
Pool# G08023 6.50%, 11/01/34	53,737	60,661
Pool# A33137 6.50%, 01/01/35	9,760	11,026
Pool# A31989 6.50%, 04/01/35	15,112	17,071
Pool# G08064 6.50%, 04/01/35	35,870	40,490
Pool# G01947 7.00%, 05/01/35	28,858	33,725
Pool# A37135 5.50%, 09/01/35	477,723	523,890
Pool# A38255 5.50%, 10/01/35	348,932	382,653
Pool# A38531 5.50%, 10/01/35	572,588	627,924
Pool# G08088 6.50%, 10/01/35	211,847	237,786
Pool# A39759 5.50%, 11/01/35	33,657	36,910
Pool# A40376 5.50%, 12/01/35	29,686	32,555
Pool# A42305 5.50%, 01/01/36	72,928	79,976
Pool# A41548 7.00%, 01/01/36	43,800	50,317
Pool# G08111 5.50%, 02/01/36	552,738	606,155
Pool# A48303 7.00%, 02/01/36	9,026	10,374
Pool# A43452 5.50%, 03/01/36	33,901	37,119
Pool# A43861 5.50%, 03/01/36	179,243	196,257
Pool# A43884 5.50%, 03/01/36	516,019	567,258
Pool# A43885 5.50%, 03/01/36	465,349	511,557
Pool# A43886 5.50%, 03/01/36	698,905	768,304
Pool# A48378 5.50%, 03/01/36	426,292	468,621
Pool# G08116 5.50%, 03/01/36	101,404	111,029
Pool# A43534 6.50%, 03/01/36	28,125	31,460
Pool# A48735 5.50%, 05/01/36	43,170	47,268
Pool# G08136 6.50%, 06/01/36	32,642	36,556
Pool# A53039 6.50%, 10/01/36	132,562	148,184
Pool# A53219 6.50%, 10/01/36	36,128	40,343
Pool# A57803 6.50%, 02/01/37	109,930	122,355
Pool# A66192 6.50%, 09/01/37	108,627	121,048
Pool# G04251 6.50%, 04/01/38	23,073	25,712
Pool# G04473 5.50%, 06/01/38	1,323,976	1,447,374
Pool# A79540 6.50%, 07/01/38	17,557	19,510
Pool# G04569 6.50%, 08/01/38	20,146	22,448
Pool# A82297 6.50%, 10/01/38	75,075	83,456
Pool# A83464 6.50%, 11/01/38	40,364	44,880
Pool# A84168 6.50%, 01/01/39	10,550	11,732
Pool# A84252 6.50%, 01/01/39	49,739	55,289
Pool# A84287 6.50%, 01/01/39	44,039	48,949
Pool# A84584 6.50%, 02/01/39	12,924	14,364
Pool# A85442 5.00%, 03/01/39	2,014,225	2,190,312
Pool# G05459 5.50%, 05/01/39	2,094,557	2,289,777

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05535 4.50%, 07/01/39	$2,762,721	$2,957,838
Pool# A88133 4.50%, 08/01/39	1,942,361	2,079,540
Pool# A91165 5.00%, 02/01/40	5,134,597	5,589,892
Pool# A93996 4.50%, 09/01/40	1,269,081	1,358,710
Pool# A96049 4.00%, 01/01/41	2,437,766	2,548,894
Pool# G06818 4.00%, 11/01/41	183,748	192,124
Pool# G07158 3.50%, 10/01/42	610,390	618,378
Pool# G07163 3.50%, 10/01/42	266,801	270,542
Pool# Q11532 3.50%, 10/01/42	196,014	198,579
Pool# Q12051 3.50%, 10/01/42	362,300	367,041
Pool# C09020 3.50%, 11/01/42	1,209,281	1,225,106
Pool# G07264 3.50%, 12/01/42	619,460	627,566
Pool# Q14292 3.50%, 01/01/43	107,678	109,188
Pool# Q14881 3.50%, 01/01/43	126,457	128,112
Pool# Q15774 3.00%, 02/01/43	1,843,130	1,789,852
Pool# Q15884 3.00%, 02/01/43	1,086,220	1,054,821
Pool# V80002 2.50%, 04/01/43	483,240	448,035
Pool# G08528 3.00%, 04/01/43	5,139,594	4,991,028
Pool# Q16915 3.00%, 04/01/43	957,952	931,160
Pool# Q18523 3.50%, 05/01/43	2,014,465	2,040,826
Pool# G08534 3.00%, 06/01/43	1,296,945	1,259,455
Pool# Q18751 3.50%, 06/01/43	2,412,593	2,444,164
Pool# G07410 3.50%, 07/01/43	199,819	202,746
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 02/15/29	5,400,000	5,420,672
3.00%, 02/15/29	500,000	515,234
3.50%, 02/15/29	1,000,000	1,051,641
3.00%, 02/15/44	500,000	485,039
3.50%, 02/15/44	1,600,000	1,619,375
4.00%, 02/15/44	5,400,000	5,641,734
4.50%, 02/15/44	3,100,000	3,318,453
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.33%, 07/01/41(a)	431,135	454,730
Pool# 2B0108 2.62%, 01/01/42(a)	44,815	46,608
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	739,183	795,017
Pool# 990972 6.00%, 09/01/23	28,087	30,091
Pool# 995517 5.50%, 01/01/24	480,481	522,598
Pool# AA2549 4.00%, 04/01/24	913,184	975,787
Pool# 935348 5.50%, 06/01/24	66,804	72,646
Pool# AC1374 4.00%, 08/01/24	341,450	365,285
Pool# AC1529 4.50%, 09/01/24	131,359	141,370
Pool# AD0244 4.50%, 10/01/24	102,014	109,788
Pool# AD4089 4.50%, 05/01/25	1,128,082	1,213,349
Pool# 890216 4.50%, 07/01/25	189,490	203,813
Pool# AB1609 4.00%, 10/01/25	526,559	562,657
Pool# AH1361 3.50%, 12/01/25	473,496	500,592
Pool# AH1518 3.50%, 12/01/25	311,253	328,870
Pool# AE6384 4.00%, 01/01/26	51,949	55,510
Pool# AL0298 4.00%, 05/01/26	734,838	787,052
Pool# AB4277 3.00%, 01/01/27	1,929,665	1,994,792
Pool# AP4746 3.00%, 08/01/27	324,227	334,865
Pool# AP4640 3.00%, 09/01/27	175,229	181,143
Pool# AP7855 3.00%, 09/01/27	1,730,414	1,787,464
Pool# AB6886 3.00%, 11/01/27	170,446	176,118
Pool# AB6887 3.00%, 11/01/27	341,393	352,595
Pool# AQ3758 3.00%, 11/01/27	222,204	229,496
Pool# AQ4532 3.00%, 11/01/27	238,233	246,087
Pool# AQ5096 3.00%, 11/01/27	441,937	456,438
Pool# AQ7406 3.00%, 11/01/27	163,733	169,131
Pool# AQ2884 3.00%, 12/01/27	173,451	179,142
Pool# AS0487 2.50%, 09/01/28	591,122	593,916
Pool# 930998 4.50%, 04/01/29	158,557	171,421

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# MA0243 5.00%, 11/01/29	$71,070	$77,783
Pool# MA0268 5.00%, 12/01/29	51,565	56,451
Pool# AB1038 5.00%, 05/01/30	76,144	83,360
Pool# AD5655 5.00%, 05/01/30	135,829	148,701
Pool# MA0443 5.00%, 05/01/30	90,460	99,033
Pool# MA0559 5.00%, 09/01/30	29,940	32,777
Pool# AH1515 4.00%, 12/01/30	907,196	965,845
Pool# AD0716 6.50%, 12/01/30	2,773,878	3,142,237
Pool# MA0641 4.00%, 02/01/31	1,045,721	1,113,325
Pool# 560868 7.50%, 02/01/31	592	699
Pool# 607212 7.50%, 10/01/31	18,735	21,912
Pool# 607632 6.50%, 11/01/31	109	123
Pool# MA1029 3.50%, 04/01/32	746,804	776,180
Pool# MA1107 3.50%, 07/01/32	201,016	208,734
Pool# MA1166 3.50%, 09/01/32	1,183,348	1,228,787
Pool# 661664 7.50%, 09/01/32	13,542	15,896
Pool# 656559 6.50%, 02/01/33	72,264	81,542
Pool# 694846 6.50%, 04/01/33	13,675	15,379
Pool# AB9300 3.00%, 05/01/33	156,208	157,429
Pool# AB9402 3.00%, 05/01/33	422,852	426,156
Pool# AB9403 3.00%, 05/01/33	158,911	160,053
Pool# 254767 5.50%, 06/01/33	1,729,598	1,911,678
Pool# MA1527 3.00%, 08/01/33	877,649	884,505
Pool# 750229 6.50%, 10/01/33	43,946	49,165
Pool# 725228 6.00%, 03/01/34	1,778,482	1,987,943
Pool# 725424 5.50%, 04/01/34	2,013,074	2,224,998
Pool# 788027 6.50%, 09/01/34	60,218	67,639
Pool# 735141 5.50%, 01/01/35	1,057,771	1,168,465
Pool# 735227 5.50%, 02/01/35	1,191,327	1,315,998
Pool# 256023 6.00%, 12/01/35	900,685	1,001,051
Pool# AL4260 5.50%, 09/01/36	136,825	151,229
Pool# 310104 5.50%, 08/01/37	1,122,321	1,240,472
Pool# 955194 7.00%, 11/01/37	688,872	775,896
Pool# AA9611 4.00%, 07/01/39	1,922,675	2,015,730
Pool# AA9809 4.50%, 07/01/39	3,874,872	4,157,767
Pool# 994002 4.00%, 08/01/39	2,968,165	3,117,385
Pool# AC9895 3.28%, 04/01/40(a)	1,653,232	1,735,837
Pool# AC9890 3.30%, 04/01/40(a)	3,497,714	3,708,382
Pool# AB1388 4.50%, 08/01/40	1,384,118	1,485,170
Pool# AD8536 5.00%, 08/01/40	4,678,422	5,114,465
Pool# AB1735 3.50%, 11/01/40	36,914	37,513
Pool# 932888 3.50%, 01/01/41	245,230	249,550
Pool# 932891 3.50%, 01/01/41	40,275	40,972
Pool# AB2067 3.50%, 01/01/41	860,568	874,787
Pool# AB2068 3.50%, 01/01/41	489,735	497,674
Pool# AL0390 5.00%, 05/01/41	1,140,362	1,247,004
Pool# AJ1249 3.31%, 09/01/41(a)	551,974	581,618
Pool# AI9920 4.00%, 09/01/41	35,139	36,840
Pool# AI9851 4.50%, 09/01/41	147,798	158,727
Pool# AL0761 5.00%, 09/01/41	1,860,041	2,035,146
Pool# AJ5431 4.50%, 10/01/41	235,064	252,446
Pool# AJ4861 4.00%, 12/01/41	508,300	532,900
Pool# AL1437 2.75%, 01/01/42(a)	225,674	234,179
Pool# AK0714 2.44%, 02/01/42(a)	64,596	67,045
Pool# AK4520 4.00%, 03/01/42	748,122	784,330
Pool# AB5185 3.50%, 05/01/42	809,997	822,622
Pool# AO3575 4.50%, 05/01/42	82,738	88,856
Pool# AO4647 3.50%, 06/01/42	1,303,719	1,324,038
Pool# AO8036 4.50%, 07/01/42	2,471,641	2,654,408
Pool# AO9697 4.50%, 07/01/42	137,623	147,671
Pool# AP1919 4.50%, 07/01/42	245,555	263,713
Pool# AP1961 2.49%, 08/01/42(a)	375,175	384,775
Pool# AP2092 4.50%, 08/01/42	98,064	105,315
Pool# AP6579 3.50%, 09/01/42	1,453,940	1,476,601

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AP6756 4.00%, 09/01/42	$38,564	$40,431
Pool# AP7489 4.00%, 09/01/42	1,030,147	1,080,005
Pool# AB6524 3.50%, 10/01/42	2,725,545	2,768,025
Pool# AB7074 3.00%, 11/01/42	1,862,973	1,813,488
Pool# AB6786 3.50%, 11/01/42	286,624	291,091
Pool# AL2677 3.50%, 11/01/42	376,541	382,704
Pool# AL3000 3.50%, 12/01/42	459,218	466,375
Pool# AR4210 3.50%, 01/01/43	464,291	471,527
Pool# AR3806 3.50%, 02/01/43	92,981	94,430
Pool# AR8213 3.50%, 04/01/43	506,919	515,215
Pool# AB9236 3.00%, 05/01/43	196,500	191,649
Pool# AB9237 3.00%, 05/01/43	876,704	854,786
Pool# AB9238 3.00%, 05/01/43	1,164,173	1,134,341
Pool# AT4137 3.00%, 05/01/43	542,628	528,214
Pool# AB9362 3.50%, 05/01/43	961,067	977,097
Pool# AT2731 3.50%, 05/01/43	1,171,640	1,189,901
Pool# AT4145 3.00%, 06/01/43	429,043	418,049
Pool# AB9814 3.00%, 07/01/43	1,172,677	1,142,627
Pool# AS0203 3.00%, 08/01/43	492,510	479,889
Pool# AL4323 4.50%, 11/01/43	1,201,411	1,289,311
Pool# AV6103 4.00%, 01/01/44	1,703,557	1,786,007
Pool# AV6104 4.00%, 01/01/44	1,097,055	1,150,151
Federal National Mortgage Association Pool TBA
2.50%, 02/25/29	9,700,000	9,731,070
3.00%, 02/25/29	1,240,598	1,280,142
3.50%, 02/25/29	1,600,000	1,686,500
2.50%, 02/25/44	900,000	836,860
3.00%, 02/25/44	13,300,000	12,933,211
3.50%, 02/25/44	6,500,000	6,594,961
4.00%, 02/25/44	7,700,000	8,066,351
4.50%, 02/25/44	3,800,000	4,076,688
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	439	508
Pool# 376510 7.00%, 05/15/24	2,181	2,509
Pool# 457801 7.00%, 08/15/28	4,166	4,893
Pool# 486936 6.50%, 02/15/29	2,115	2,436
Pool# 502969 6.00%, 03/15/29	6,667	7,616
Pool# 487053 7.00%, 03/15/29	3,148	3,696
Pool# 781014 6.00%, 04/15/29	5,972	6,839
Pool# 509099 7.00%, 06/15/29	2,941	3,470
Pool# 470643 7.00%, 07/15/29	11,608	13,683
Pool# 434505 7.50%, 08/15/29	139	165
Pool# 416538 7.00%, 10/15/29	263	286
Pool# 524269 8.00%, 11/15/29	6,210	7,495
Pool# 781124 7.00%, 12/15/29	14,763	17,358
Pool# 507396 7.50%, 09/15/30	63,499	75,968
Pool# 531352 7.50%, 09/15/30	6,191	7,414
Pool# 536334 7.50%, 10/15/30	160	192
Pool# 540659 7.00%, 01/15/31	729	863
Pool# 486019 7.50%, 01/15/31	1,604	1,923
Pool# 535388 7.50%, 01/15/31	1,672	2,004
Pool# 537406 7.50%, 02/15/31	384	455
Pool# 528589 6.50%, 03/15/31	29,644	34,367
Pool# 508473 7.50%, 04/15/31	7,830	9,319
Pool# 544470 8.00%, 04/15/31	2,657	3,229
Pool# 781287 7.00%, 05/15/31	7,550	8,901
Pool# 549742 7.00%, 07/15/31	3,997	4,707
Pool# 781319 7.00%, 07/15/31	2,336	2,759
Pool# 485879 7.00%, 08/15/31	10,294	12,182
Pool# 572554 6.50%, 09/15/31	100,870	116,826
Pool# 555125 7.00%, 09/15/31	650	768
Pool# 781328 7.00%, 09/15/31	7,203	8,491
Pool# 550991 6.50%, 10/15/31	1,606	1,859
Pool# 571267 7.00%, 10/15/31	988	1,169
Pool# 574837 7.50%, 11/15/31	2,026	2,428
Pool# 555171 6.50%, 12/15/31	1,127	1,307
Pool# 781380 7.50%, 12/15/31	2,107	2,471
Pool# 781481 7.50%, 01/15/32	10,628	12,689

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 580972 6.50%, 02/15/32	$1,468	$1,703
Pool# 781401 7.50%, 02/15/32	5,910	7,073
Pool# 781916 6.50%, 03/15/32	121,771	140,286
Pool# 552474 7.00%, 03/15/32	6,464	7,653
Pool# 781478 7.50%, 03/15/32	3,991	4,769
Pool# 781429 8.00%, 03/15/32	6,657	8,092
Pool# 781431 7.00%, 04/15/32	26,081	30,818
Pool# 568715 7.00%, 05/15/32	35,303	41,855
Pool# 552616 7.00%, 06/15/32	35,471	41,976
Pool# 570022 7.00%, 07/15/32	34,582	40,864
Pool# 583645 8.00%, 07/15/32	4,872	5,957
Pool# 595077 6.00%, 10/15/32	11,549	13,216
Pool# 596657 7.00%, 10/15/32	4,034	4,751
Pool# 552903 6.50%, 11/15/32	173,405	200,536
Pool# 552952 6.00%, 12/15/32	14,586	16,688
Pool# 588192 6.00%, 02/15/33	9,055	10,408
Pool# 602102 6.00%, 02/15/33	13,135	15,114
Pool# 553144 5.50%, 04/15/33	57,998	65,094
Pool# 604243 6.00%, 04/15/33	27,505	31,428
Pool# 611526 6.00%, 05/15/33	18,508	21,166
Pool# 553320 6.00%, 06/15/33	42,681	48,742
Pool# 572733 6.00%, 07/15/33	7,475	8,547
Pool# 573916 6.00%, 11/15/33	29,270	33,485
Pool# 604788 6.50%, 11/15/33	124,260	143,437
Pool# 604875 6.00%, 12/15/33	60,786	69,493
Pool# 781688 6.00%, 12/15/33	68,628	79,015
Pool# 781690 6.00%, 12/15/33	28,021	32,323
Pool# 781699 7.00%, 12/15/33	10,992	12,991
Pool# 621856 6.00%, 01/15/34	28,661	32,795
Pool# 564799 6.00%, 03/15/34	122,239	140,396
Pool# 630038 6.50%, 08/15/34	72,730	83,877
Pool# 781804 6.00%, 09/15/34	82,260	94,712
Pool# 781847 6.00%, 12/15/34	71,174	82,017
Pool# 486921 5.50%, 02/15/35	23,600	26,515
Pool# 781902 6.00%, 02/15/35	62,638	71,753
Pool# 649510 5.50%, 10/15/35	527,513	591,020
Pool# 649513 5.50%, 10/15/35	957,772	1,073,079
Pool# 652207 5.50%, 03/15/36	315,756	353,770
Pool# 652539 5.00%, 05/15/36	36,812	40,522
Pool# 655519 5.00%, 05/15/36	41,100	45,242
Pool# 606308 5.50%, 05/15/36	74,543	83,517
Pool# 606314 5.50%, 05/15/36	22,300	24,991
Pool# 655457 6.00%, 05/15/36	13,959	15,927
Pool# 656666 6.00%, 06/15/36	116,577	132,341
Pool# 657912 6.50%, 08/15/36	7,400	8,444
Pool# 704630 5.50%, 07/15/39	113,501	125,946
Pool# 722292 5.00%, 09/15/39	2,285,686	2,509,434
Pool# 733312 4.00%, 09/15/40	198,264	210,462
Pool# 742235 4.00%, 12/15/40	210,921	223,898
Pool# 755655 4.00%, 12/15/40	121,204	128,661
Pool# 755656 4.00%, 12/15/40	154,548	164,201
Pool# 756631 4.00%, 12/15/40	50,746	53,915
Pool# 757038 4.00%, 12/15/40	408,236	433,734
Pool# 757039 4.00%, 12/15/40	631,215	670,049
Pool# 757043 4.00%, 12/15/40	105,678	112,279
Pool# 757044 4.00%, 12/15/40	171,209	181,743

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 690662 4.00%, 01/15/41	$134,387	$142,655
Pool# 719486 4.00%, 01/15/41	99,706	105,841
Pool# 742244 4.00%, 01/15/41	526,243	558,619
Pool# 753826 4.00%, 01/15/41	137,191	145,632
Pool# 755958 4.00%, 01/15/41	475,908	505,188
Pool# 755959 4.00%, 01/15/41	354,813	376,975
Pool# 759075 4.00%, 01/15/41	394,323	418,952
Pool# 757555 4.00%, 02/15/41	59,011	62,697
Pool# 757557 4.00%, 02/15/41	98,049	104,082
Pool# 759207 4.00%, 02/15/41	753,417	800,476
Pool# AA6307 3.50%, 04/15/43	636,257	655,594
Pool# AB3946 3.50%, 04/15/43	248,232	255,776
Pool# AD6012 3.50%, 04/15/43	604,408	622,776
Pool# AD7471 3.50%, 04/15/43	612,524	631,139
Pool# AD7472 3.50%, 04/15/43	338,935	349,288
Pool# AD9472 3.50%, 04/15/43	338,785	349,134
Pool# AA6403 3.00%, 05/15/43	1,469,004	1,459,994
Government National Mortgage Association I Pool TBA
3.00%, 02/15/44	500,000	495,195
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	587,229	650,242
Pool# G24245 6.00%, 09/20/38	1,263,587	1,416,287
Pool# G24559 5.00%, 10/20/39	1,004,853	1,103,533
Pool# G24715 5.00%, 06/20/40	920,442	1,010,832
Pool# G24747 5.00%, 07/20/40	2,109,617	2,316,788
Pool# G24771 4.50%, 08/20/40	1,599,226	1,736,659
Pool# G24802 5.00%, 09/20/40	2,767,945	3,042,361
Pool# G24834 4.50%, 10/20/40	3,735,066	4,056,048
Pool# 737727 4.00%, 12/20/40	1,884,766	2,001,312
Pool# 737730 4.00%, 12/20/40	517,614	549,621
Pool# G24923 4.50%, 01/20/41	540,045	586,455
Pool# G24978 4.50%, 03/20/41	86,256	93,669
Pool# G25017 4.50%, 04/20/41	1,021,844	1,109,659
Pool# G25056 5.00%, 05/20/41	453,239	496,898
Pool# G25082 4.50%, 06/20/41	1,609,349	1,748,156
Pool# G25175 4.50%, 09/20/41	1,099,820	1,194,336
Pool# G2675523 3.50%, 03/20/42	861,937	884,899
Pool# G2MA0089 4.00%, 05/20/42	3,430,738	3,642,881
Pool# G2MA0392 3.50%, 09/20/42	3,158,966	3,257,930
Pool# G2MA0534 3.50%, 11/20/42	3,671,912	3,786,945
Pool# G2MA0852 3.50%, 03/20/43	2,082,625	2,147,869
Pool# G2MA0934 3.50%, 04/20/43	2,450,080	2,526,837
Pool# G2AF1001 3.50%, 06/20/43	490,072	503,128
Government National Mortgage Association II Pool TBA
3.00%, 02/15/44	8,900,000	8,813,086
3.50%, 02/15/44	700,000	720,946
4.00%, 02/15/44	2,000,000	2,121,406

Total U.S. Government Mortgage Backed Agencies (cost $275,987,291)		280,547,787

U.S. Government Sponsored & Agency Obligations 3.2%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17(c)	375,000	419,979
Federal Home Loan Banks 4.88%, 05/17/17	605,000	682,049
5.50%, 07/15/36	600,000	725,394
Federal Home Loan Mortgage Corp. 0.50%, 04/17/15	2,000,000	2,006,118
0.85%, 11/28/16	1,000,000	998,965
1.00%, 09/29/17	1,200,000	1,192,970
3.75%, 03/27/19	1,475,000	1,621,584
1.38%, 05/01/20(c)	1,500,000	1,432,877

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. (continued)
2.38%, 01/13/22(c)	$1,000,000	$976,628
6.75%, 09/15/29(c)	388,000	529,787
6.75%, 03/15/31	750,000	1,027,686
6.25%, 07/15/32	365,000	481,680
Federal National Mortgage Association 4.38%, 10/15/15	1,182,000	1,263,284
0.38%, 07/05/16(c)	6,500,000	6,472,625
5.38%, 06/12/17(c)	1,805,000	2,065,126
0.88%, 12/20/17	2,500,000	2,467,034
0.88%, 05/21/18	1,714,000	1,676,089
6.25%, 05/15/29	250,000	323,115
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	15,869
Tennessee Valley Authority 6.25%, 12/15/17	35,000	41,619
4.50%, 04/01/18(c)	1,865,000	2,083,601
4.88%, 01/15/48	300,000	305,153

Total U.S. Government Sponsored & Agency Obligations (cost $28,021,714)		28,809,232

U.S. Treasury Bonds 4.8%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.13%, 08/15/19	1,500,000	2,015,391
8.50%, 02/15/20	700,000	969,719
8.00%, 11/15/21(c)	2,655,000	3,747,698
6.25%, 08/15/23(c)	869,000	1,141,784
6.88%, 08/15/25	633,000	885,705
6.38%, 08/15/27	2,670,000	3,661,237
4.50%, 08/15/39	185,000	215,641
4.38%, 11/15/39(c)	580,000	663,375
4.38%, 05/15/40(c)	1,300,000	1,487,078
3.88%, 08/15/40	1,600,000	1,688,250
4.25%, 11/15/40	5,250,000	5,890,664
4.75%, 02/15/41	3,650,000	4,423,914
4.38%, 05/15/41	1,000,000	1,144,375
3.75%, 08/15/41	4,700,000	4,843,203
3.13%, 11/15/41	4,800,000	4,395,000
3.13%, 02/15/43	1,000,000	909,063
2.88%, 05/15/43	2,250,000	1,937,813
3.63%, 08/15/43(c)	2,850,000	2,850,445
3.75%, 11/15/43	1,000,000	1,023,281

Total U.S. Treasury Bonds (cost $42,124,287)		43,893,636

U.S. Treasury Notes 31.0%

	Principal Amount	Market Value
U.S. Treasury Notes 4.00%, 02/15/15	$5,400,000	$5,613,468
2.38%, 02/28/15(c)	11,990,000	12,271,016
0.38%, 04/15/15	1,000,000	1,002,500
0.13%, 04/30/15(c)	6,000,000	5,996,250
0.25%, 05/15/15(c)	2,500,000	2,502,344
4.13%, 05/15/15	1,533,000	1,609,889
0.25%, 05/31/15	5,000,000	5,003,906
1.75%, 07/31/15	5,250,000	5,368,945
0.25%, 08/15/15	8,000,000	8,002,500
1.38%, 11/30/15(c)	6,000,000	6,117,187
2.13%, 12/31/15	10,000,000	10,342,188
2.00%, 01/31/16(c)	12,000,000	12,395,626
0.38%, 02/15/16	5,000,000	5,001,563
2.13%, 02/29/16	16,000,000	16,580,000
0.25%, 04/15/16	6,000,000	5,979,375
2.63%, 04/30/16	3,055,000	3,204,886
1.75%, 05/31/16(c)	4,500,000	4,634,297
1.50%, 07/31/16	4,000,000	4,097,500
0.63%, 08/15/16	1,000,000	1,002,188
4.88%, 08/15/16(c)	1,833,000	2,032,912
0.88%, 09/15/16(c)	3,000,000	3,024,375
3.00%, 09/30/16	1,325,000	1,409,469
0.63%, 11/15/16(c)	3,500,000	3,501,094
0.88%, 12/31/16	7,000,000	7,038,282
4.63%, 02/15/17(c)	3,060,000	3,415,725
0.88%, 02/28/17(c)	3,000,000	3,010,312
3.00%, 02/28/17	1,845,000	1,970,114
4.50%, 05/15/17	3,595,000	4,018,536
2.75%, 05/31/17	4,335,000	4,601,196
0.75%, 06/30/17(c)	6,750,000	6,713,086
2.50%, 06/30/17	3,450,000	3,633,281
0.50%, 07/31/17	5,500,000	5,415,781
1.88%, 09/30/17	1,800,000	1,855,125
0.75%, 10/31/17	3,000,000	2,965,781
1.88%, 10/31/17	1,800,000	1,855,125
4.25%, 11/15/17	6,415,000	7,172,772
0.88%, 01/31/18	5,500,000	5,438,984
2.75%, 02/28/18(c)	2,000,000	2,126,250
2.88%, 03/31/18	2,000,000	2,135,625
0.63%, 04/30/18(c)	3,000,000	2,923,125
1.00%, 05/31/18	2,500,000	2,470,313
1.38%, 06/30/18	1,200,000	1,203,000
1.38%, 09/30/18	9,500,000	9,485,156
1.25%, 10/31/18	4,650,000	4,610,766
1.25%, 11/30/18	2,000,000	1,980,000
1.38%, 12/31/18	4,000,000	3,980,625
1.25%, 01/31/19	2,000,000	1,974,984
1.38%, 02/28/19(c)	4,000,000	3,967,500
1.50%, 03/31/19	2,000,000	1,991,875
1.13%, 05/31/19(c)	4,000,000	3,893,125
1.00%, 08/31/19	2,000,000	1,921,250
3.38%, 11/15/19	2,370,000	2,582,559
1.38%, 01/31/20	1,500,000	1,458,750
3.63%, 02/15/20(c)	5,410,000	5,967,906
1.25%, 02/29/20	3,000,000	2,888,906
1.13%, 04/30/20(c)	1,500,000	1,427,578
3.50%, 05/15/20(c)	2,000,000	2,189,375
2.63%, 08/15/20(c)	2,000,000	2,076,250
2.13%, 08/31/20	5,350,000	5,380,094
1.75%, 10/31/20	1,000,000	978,906
2.00%, 11/30/20(c)	1,500,000	1,489,922
3.13%, 05/15/21(c)	750,000	796,992
2.13%, 08/15/21	2,250,000	2,226,797
2.00%, 11/15/21	3,500,000	3,415,781
1.75%, 05/15/22	3,000,000	2,842,500
1.63%, 08/15/22	2,200,000	2,050,812
1.63%, 11/15/22	3,000,000	2,781,562
2.00%, 02/15/23	3,000,000	2,860,313
1.75%, 05/15/23	2,000,000	1,855,625
2.50%, 08/15/23	3,800,000	3,754,875
2.75%, 11/15/23	4,000,000	4,028,750

Total U.S. Treasury Notes (cost $280,533,110)		283,515,425

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Yankee Dollars 0.5%

	Principal Amount	Market Value
Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	$50,000	$46,825
6.13%, 01/15/41	100,000	111,080
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	141,361

		299,266

Commercial Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	103,000	111,092

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	153,000	204,151
8.88%, 03/01/26	109,000	160,869

		365,020

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	51,000	55,243

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	250,000	278,843
TransCanada PipeLines Ltd., 5.85%, 03/15/36	300,000	340,660

		619,503

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	66,960
Teck Resources Ltd., 3.85%, 08/15/17	100,000	106,799
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	123,258

		297,017

Oil, Gas & Consumable Fuels 0.3%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	260,000	293,389
Encana Corp., 6.50%, 08/15/34	250,000	284,737
Nexen, Inc. 5.88%, 03/10/35	92,000	101,852
6.40%, 05/15/37	250,000	289,306
Petro-Canada, 5.95%, 05/15/35	189,000	213,029
Statoil ASA, 6.80%, 01/15/28	225,000	291,386
Suncor Energy, Inc., 6.10%, 06/01/18	605,000	706,471
Talisman Energy, Inc. 7.25%, 10/15/27	92,000	107,088
5.75%, 05/15/35	250,000	241,817

		2,529,075

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	168,000	220,931
6.20%, 06/01/36	164,000	203,423

		424,354

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	107,866

Total Yankee Dollars (cost $4,252,022)		4,808,436

Mutual Fund 7.3%

	Shares	Market Value
Money Market Fund 7.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (f)	67,269,822	67,269,822

Total Mutual Fund (cost $67,269,822)		67,269,822

Repurchase Agreements 1.6%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.04%, dated 01/07/14, due 02/07/14, repurchase price $5,000,172, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 9.00%, maturing 06/12/14 - 02/15/39; total market value $5,100,001.(g)	$5,000,000	$5,000,000
Goldman Sachs & Co., 0.01%, dated 01/29/14, due 02/05/14, repurchase price $3,000,006, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 4.38%, maturing 07/15/19 - 02/15/43; total market value $3,060,000.(g)	3,000,000	3,000,000
BNP Paribas Securities Corp., 0.03%, dated 01/31/14, due 02/03/14, repurchase price $5,000,013, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.75%, maturing 04/28/14 - 06/12/37; total market value $5,100,022.(g)	5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14, repurchase price $1,846,784, collateralized by U.S. Government Agency Securities ranging from 1.63% - 5.00%, maturing 04/20/24 - 12/20/43; total market value $1,883,725.(g)	1,846,779	1,846,779

Total Repurchase Agreements (cost $14,846,779)		14,846,779

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

TBA Sale Commitments (1.0)%

	Principal Amount	Market Value
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corp. Gold Pool TBA 5.00%, 02/15/44	(2,000,000)	(2,176,250)
5.50%, 02/15/44	(5,000,000)	(5,475,781)
Federal National Mortgage Association Pool TBA 5.50%, 02/25/44	(151,346)	(166,646)
Government National Mortgage Association I Pool TBA 4.00%, 02/15/44	(800,000)	(848,312)

Total TBA Sale Commitments (cost $(8,624,471))		(8,666,989)
Total Investments (cost $966,974,474) (h) — 108.1%		$989,974,578
Liabilities in excess of other assets — (8.1)%		(74,287,691)

NET ASSETS — 100.0%		$915,686,887

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $2,329,566 which represents 0.25% of net assets.
(c)	The security or a portion of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $114,440,533, which was collateralized by repurchase agreements with a value of $14,846,779 and $102,364,988 of collateral in the form of U.S. Government Agency and U.S. Treasury Securities, interest rates ranging from 0.00% - 14.00%, and maturity dates ranging from 04/01/14 - 11/20/63, a total value of $117,211,767.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2014.
(e)	Investment in affiliate.
(f)	Represents 7-day effective yield as of January 31, 2014.
(g)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2014 was $14,846,779.
(h)	At January 31, 2014, the tax basis cost of the Fund’s investments was $967,074,050, tax unrealized appreciation and depreciation were $31,705,333 and $(8,804,805), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$4,420,004	$—	$4,420,004
Commercial Mortgage Backed Securities	—	16,494,259	—	16,494,259
Corporate Bonds	—	217,698,661	—	217,698,661
Municipal Bonds	—	9,400,941	—	9,400,941
Mutual Fund	67,269,822	—	—	67,269,822
Repurchase Agreements	—	14,846,779	—	14,846,779
Sovereign Bonds	—	26,936,585	—	26,936,585
U.S. Government Mortgage Backed Agencies	—	280,547,787	—	280,547,787
U.S. Government Sponsored & Agency Obligations	—	28,809,232	—	28,809,232
U.S. Treasury Bonds	—	43,893,636	—	43,893,636
U.S. Treasury Notes	—	283,515,425	—	283,515,425
Yankee Dollars	—	4,808,436	—	4,808,436

Total Assets	$67,269,822	$931,371,745	$—	$998,641,567

Liabilities:
U.S. Government Mortgage Backed Agencies	—	(8,666,989)	—	(8,666,989)

Total Liabilities	$—	$(8,666,989)	$—	$(8,666,989)

Total	$67,269,822	$922,704,756	$—	$989,974,578

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Core Plus Bond

Commercial Mortgage Backed Security 0.3%

	Principal Amount	Market Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2, 3.15%, 08/15/46	$709,188	$740,215

Total Commercial Mortgage Backed Security (cost $714,083)		740,215

Corporate Bonds 52.7%

	Principal Amount	Market Value
Airlines 1.0%
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 08/10/22	$1,451,498	$1,654,708
United Continental Holdings, Inc., 6.38%, 06/01/18	1,039,000	1,090,950

		2,745,658

Auto Components 0.2%
Cooper Tire & Rubber Co., 8.00%, 12/15/19	500,000	546,250

Automobiles 1.0%
Oshkosh Corp. 8.25%, 03/01/17	700,000	731,500
8.50%, 03/01/20	1,895,000	2,079,763

		2,811,263

Building Products 0.1%
Gibraltar Industries, Inc., 6.25%, 02/01/21	200,000	207,250

Capital Markets 2.9%
Goldman Sachs Capital II, 4.00%, 03/06/14(a)	500,000	369,375
Goldman Sachs Group, Inc. (The), Series B, 0.64%, 07/22/15(b)	1,533,000	1,528,566
Jefferies Group LLC, 5.13%, 01/20/23	1,350,000	1,405,982
Morgan Stanley, 6.63%, 04/01/18	3,450,000	4,039,988
Raymond James Financial, Inc., 8.60%, 08/15/19	730,000	925,437

		8,269,348

Commercial Banks 3.4%
KeyBank NA, 0.73%, 11/25/16 (b)	3,500,000	3,503,939
Manufacturers & Traders Trust Co., 2.30%, 01/30/19	1,300,000	1,301,421
Union Bank NA, 1.00%, 09/26/16 (b)	2,000,000	2,018,594
Wachovia Corp., 0.58%, 10/28/15 (b)	2,823,000	2,822,637

		9,646,591

Computers & Peripherals 0.7%
Hewlett-Packard Co., 4.75%, 06/02/14	1,820,000	1,845,277

Construction & Engineering 1.4%
Fluor Corp., 3.38%, 09/15/21	3,860,000	3,893,314

Consumer Finance 0.2%
Aircastle Ltd., 9.75%, 08/01/18	450,000	488,250

Containers & Packaging 0.6%
Greif, Inc., 7.75%, 08/01/19	1,600,000	1,804,000

Distributors 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 03/15/20	541,000	578,870

Diversified Financial Services 5.9%
Bank of America Corp., 1.50%, 10/09/15	2,087,000	2,109,977
Citigroup, Inc., 0.52%, 11/05/14(b)	3,188,000	3,187,149
General Electric Capital Corp., 5.30%, 02/11/21	2,000,000	2,246,611
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 02/01/22(c)	1,000,000	991,250
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,000,000	2,731,112
Western Union Co. (The) 1.24%, 08/21/15(b)	2,000,000	2,006,807
5.93%, 10/01/16	3,070,000	3,417,791

		16,690,697

Diversified Telecommunication Services 1.7%
CenturyLink, Inc., Series V, 5.63%, 04/01/20	1,925,000	1,948,615
Corning, Inc., 7.25%, 08/15/36	595,000	714,451
Frontier Communications Corp., 8.50%, 04/15/20	2,000,000	2,235,000

		4,898,066

Energy Equipment & Services 1.4%
Oil States International, Inc., 6.50%, 06/01/19	2,000,000	2,115,000
SEACOR Holdings, Inc., 7.38%, 10/01/19	1,750,000	1,931,867

		4,046,867

Food Products 0.9%
ConAgra Foods, Inc., 5.88%, 04/15/14	1,180,000	1,192,509

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Core Plus Bond

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products (continued)
Wells Enterprises, Inc., 6.75%, 02/01/20(c)	$1,440,000	$1,476,000

		2,668,509

Gas Utilities 2.0%
Buckeye Partners LP, 2.65%, 11/15/18	1,360,000	1,357,749
Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 12/15/18	485,000	523,800
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 03/15/18	2,669,000	2,798,654
TransCanada PipeLines Ltd., 3.75%, 10/16/23	1,000,000	998,681

		5,678,884

Health Care Providers & Services 0.2%
Service Corp. International, 7.63%, 10/01/18	500,000	575,000

Hotels, Restaurants & Leisure 1.3%
Graton Economic Development Authority, 9.63%, 09/01/19(c)	685,000	789,463
Hyatt Hotels Corp., 3.38%, 07/15/23	100,000	95,003
International Game Technology, 5.35%, 10/15/23	2,300,000	2,419,527
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21(c)	500,000	482,500

		3,786,493

Household Durables 0.5%
NVR, Inc., 3.95%, 09/15/22	1,500,000	1,461,888

Household Products 1.2%
Tupperware Brands Corp., 4.75%, 06/01/21	3,335,000	3,456,695

Information Technology Services 0.8%
Computer Sciences Corp., 4.45%, 09/15/22	2,215,000	2,237,695

Insurance 8.9%
Aflac, Inc., 8.50%, 05/15/19	2,125,000	2,752,026
American International Group, Inc., 5.60%, 10/18/16	1,300,000	1,446,212
Assurant, Inc., 5.63%, 02/15/14	3,500,000	3,504,540
Fidelity National Financial, Inc., 5.50%, 09/01/22	2,285,000	2,410,074
Genworth Financial, Inc., 5.75%, 06/15/14	2,000,000	2,034,262
Markel Corp., 7.13%, 09/30/19	3,715,000	4,468,303
MetLife, Inc., 4.75%, 02/08/21	1,450,000	1,602,964
RenRe North America Holdings, Inc., 5.75%, 03/15/20	2,350,000	2,633,516
RLI Corp., 4.88%, 09/15/23	500,000	509,175
Torchmark Corp., 9.25%, 06/15/19	2,810,000	3,643,381

		25,004,453

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc., 2.40%, 02/01/19	1,000,000	1,000,584

Machinery 0.8%
Huntington Ingalls Industries, Inc., 6.88%, 03/15/18	2,165,000	2,327,375

Media 1.0%
DISH DBS Corp., 4.25%, 04/01/18	2,500,000	2,550,000
Regal Entertainment Group, 9.13%, 08/15/18	291,000	314,280

		2,864,280

Multiline Retail 0.6%
Dillard’s, Inc., 7.75%, 07/15/26	1,475,000	1,570,875

Multi-Utilities & Unregulated Power 1.0%
NRG Energy, Inc., 8.50%, 06/15/19	2,520,000	2,677,500

Office Electronics 0.3%
Pitney Bowes, Inc., 5.60%, 03/15/18	665,000	734,725

Oil, Gas & Consumable Fuels 2.5%
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 02/15/20	2,395,000	2,616,537
Plains Exploration & Production Co., 6.50%, 11/15/20	1,600,000	1,752,000
Tesoro Corp. 9.75%, 06/01/19	720,000	770,400
5.38%, 10/01/22	660,000	673,200
Valero Energy Corp., 7.50%, 04/15/32	900,000	1,126,320

		6,938,457

Paper & Forest Products 0.9%
PH Glatfelter Co., 5.38%, 10/15/20	2,585,000	2,643,163

Pharmaceuticals 0.3%
Bristol-Myers Squibb Co., 3.25%, 11/01/23	850,000	833,541

Real Estate Investment Trusts (REITs) 1.9%
Alexandria Real Estate Equities, Inc., 3.90%, 06/15/23	1,985,000	1,905,635
Health Care REIT, Inc., 4.50%, 01/15/24	2,000,000	2,027,415
Simon Property Group LP, 10.35%, 04/01/19	935,000	1,276,131

		5,209,181

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Core Plus Bond

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc., 4.40%, 11/15/22	$500,000	$490,487

Road & Rail 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	1,295,000	1,393,744
Rent-A-Center, Inc., 6.63%, 11/15/20	1,240,000	1,258,600
United Rentals North America, Inc., 7.63%, 04/15/22	625,000	703,906

		3,356,250

Software 1.1%
Brocade Communications Systems, Inc., 4.63%, 01/15/23 (c)	2,000,000	1,845,000
Microsoft Corp., 4.88%, 12/15/43	1,245,000	1,299,349

		3,144,349

Specialty Retail 2.4%
AutoZone, Inc., 4.00%, 11/15/20	1,670,000	1,758,398
Foot Locker, Inc., 8.50%, 01/15/22	990,000	1,157,062
O’Reilly Automotive, Inc., 4.63%, 09/15/21	3,500,000	3,690,171

		6,605,631

Wireless Telecommunication Services 1.6%
MetroPCS Wireless, Inc., 6.63%, 11/15/20	2,400,000	2,538,000
Rogers Communications, Inc., 4.10%, 10/01/23	1,865,000	1,926,077

		4,464,077

Total Corporate Bonds (cost $145,945,682)		148,201,793

U.S. Government Mortgage Backed Agencies 35.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool Pool# J13885 3.50%, 12/01/25	$2,294,095	$2,424,841
Pool# J14732 4.00%, 03/01/26	117	125
Pool# J19197 3.00%, 05/01/27	1,891,810	1,953,072
Pool# C91149 6.00%, 01/01/28	84,000	93,175
Pool# G14748 3.00%, 04/01/28	3,640,394	3,758,281
Pool# G01616 6.00%, 07/01/33	47,389	52,776
Pool# G08087 6.00%, 10/01/35	139,427	154,425
Pool# A96464 4.00%, 01/01/41	1,198,961	1,253,616
Pool# G06229 4.00%, 01/01/41	1,115,226	1,166,065
Pool# C03685 3.00%, 10/01/41	1,581,534	1,535,818
Pool# Q06025 4.00%, 02/01/42	3,168,243	3,317,620
Pool# Q09481 3.50%, 07/01/42	1,620,468	1,641,673
Pool# T60798 3.50%, 07/01/42	1,168,085	1,173,514
Pool# T65103 3.00%, 11/01/42	2,496,626	2,404,173
Pool# Q14321 3.00%, 12/01/42	3,596,638	3,492,673
Pool# G08524 3.00%, 03/01/43	4,848,356	4,708,209
Pool# G08541 3.50%, 08/01/43	9,821,551	9,950,075
Pool# Q22176 4.00%, 09/01/43	13,866,371	14,498,482
Federal National Mortgage Association Pool
Pool# AL0578 3.50%, 08/01/26	512,194	541,185
Pool# MA0848 3.50%, 09/01/26	11,594,005	12,242,998
Pool# AJ5336 3.00%, 11/01/26	2,334,056	2,412,830
Pool# AL1345 3.00%, 02/01/27	3,830,789	3,960,078
Pool# MA1165 3.00%, 09/01/32	1,702,074	1,717,499
Pool# 730969 5.00%, 08/01/33	148,248	161,926
Pool# AH1107 4.00%, 12/01/40	1,302,569	1,368,868
Pool# AB3274 4.50%, 07/01/41	1,248,624	1,341,149
Pool# AB4696 4.00%, 03/01/42	4,371,576	4,589,984
Pool# AL1895 3.50%, 06/01/42	5,469,354	5,560,581
Government National Mortgage Association I Pool
Pool# 783548 3.00%, 02/15/27	9,138,472	9,539,350
Pool# AD8801 3.50%, 03/15/43	1,412,138	1,454,833

Total U.S. Government Mortgage Backed Agencies (cost $98,500,797)		98,469,894

U.S. Government Sponsored & Agency Obligation 0.1%

	Principal Amount	Market Value
Federal National Mortgage Association 1.75%, 11/20/20	385,000	366,998

Total U.S. Government Sponsored & Agency Obligation (cost $385,000)		366,998

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Core Plus Bond

U.S. Treasury Notes 6.1%

	Principal Amount	Market Value
U.S. Treasury Notes 1.25%, 10/31/15	$3,960,000	$4,026,825
1.75%, 05/31/16	7,815,000	8,048,229
4.00%, 08/15/18	1,970,000	2,201,783
1.75%, 10/31/18	2,750,000	2,792,109

Total U.S. Treasury Notes (cost $17,021,193)		17,068,946

Yankee Dollar 0.9%

	Principal Amount	Market Value
Insurance 0.9%
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	2,500,000	2,513,004

Total Yankee Dollar (cost $2,496,412)		2,513,004

Preferred Stocks 3.1%
	Shares	Market Value
Diversified Telecommunication Services 0.2%
Qwest Corp. 6.13%, 06/01/53*(d)	10,000	$205,500
7.00%, 07/01/52(d)	10,500	253,050

		458,550

Electric Utilities 0.2%
Dominion Resources, Inc., 8.38%, 06/15/64(d)	25,000	646,250

Insurance 1.9%
Allstate Corp. (The), 6.75%, 10/15/18*(d)	61,250	1,574,125
Aspen Insurance Holdings Ltd., 7.25%, 07/01/17(d)	27,691	704,736
Endurance Specialty Holdings Ltd. 7.50%, 06/01/16(d)	50,000	1,285,000
7.75%, 12/15/15(d)	25,000	652,500
Montpelier Re Holdings Ltd., 8.88%, 05/10/16(d)	17,500	465,150
PartnerRe Ltd., 7.25%, 06/01/16(d)	25,000	645,750

		5,327,261

Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management, Inc., 7.63%, 05/16/17(d)	10,000	230,000
DuPont Fabros Technology, Inc. 7.63%, 03/15/16(d)	18,445	442,680
7.88%, 10/15/15(d)	55,000	1,371,700

		2,044,380

Thrifts & Mortgage Finance 0.1%
Federal Home Loan Mortgage Corp., 8.38%, 12/31/17*(d)	35,000	350,700

Total Preferred Stocks (cost $9,395,435)		8,827,141

Mutual Fund 2.2%

	Shares	Market Value
Money Market Fund 2.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (e)	6,107,051	6,107,051

Total Mutual Fund (cost $6,107,051)		6,107,051

Total Investments (cost $280,565,653) (f) — 100.5%		282,295,042
Liabilities in excess of other assets — (0.5)%		(1,305,556)

NET ASSETS — 100.0%		$280,989,486

*	Denotes a non-income producing security.
(a)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date reflects the next call date.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date represents the actual maturity date.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $5,584,213 which represents 1.99% of net assets.
(d)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2014.
(e)	Represents 7-day effective yield as of January 31, 2014.
(f)	At January 31, 2014, the tax basis cost of the Fund’s investments was $280,565,653, tax unrealized appreciation and depreciation were $3,314,117 and $(1,584,728), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Core Plus Bond

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$740,215	$—	$740,215
Corporate Bonds	—	148,201,793	—	148,201,793
Mutual Fund	6,107,051	—	—	6,107,051
Preferred Stocks	8,827,141	—	—	8,827,141
U.S. Government Mortgage Backed Agencies	—	98,469,894	—	98,469,894
U.S. Government Sponsored & Agency Obligation	—	366,998	—	366,998
U.S. Treasury Notes	—	17,068,946	—	17,068,946
Yankee Dollar	—	2,513,004	—	2,513,004

Total	$14,934,192	$267,360,850	$—	$282,295,042

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities 27.0%

	Principal Amount	Market Value
Automobiles 17.9%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$119,904	$120,057
Series 2012-4, Class A3, 0.59%, 01/17/17	2,145,000	2,147,402
Series 2012-SN1, Class A3, 0.57%, 08/20/15	600,000	600,631
AmeriCredit Automobile Receivables Trust Series 2012-4, Class A3, 0.67%, 06/08/17	735,000	734,291
Series 2012-5, Class A2, 0.51%, 01/08/16	168,466	168,436
Series 2013-2, Class A2, 0.53%, 11/08/16	711,063	711,279
BMW Vehicle Lease Trust, Series 2013-1, Class A2, 0.40%, 01/20/15	1,633,717	1,633,954
BMW Vehicle Owner Trust, Series 2011-A, Class A3, 0.76%, 08/25/15	569,463	570,100
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	1,000,000	999,943
CarMax Auto Owner Trust Series 2010-2, Class A4, 2.04%, 10/15/15	189,645	190,469
Series 2013-1, Class A2, 0.42%, 03/15/16	1,067,141	1,067,529
Series 2013-2, Class A2, 0.42%, 06/15/16	1,584,499	1,585,199
Ford Credit Auto Owner Trust Series 2012-B, Class A3, 0.72%, 12/15/16	2,872,683	2,877,331
Series 2013-B, Class A2, 0.38%, 02/15/16	984,579	984,738
Harley-Davidson Motorcycle Trust Series 2011-2, Class A3, 1.11%, 09/15/16	1,115,184	1,117,415
Series 2012-1, Class A3, 0.68%, 04/15/17	288,867	289,331
Series 2013-1, Class A2, 0.45%, 08/15/16	1,145,807	1,146,196
Honda Auto Receivables Owner Trust Series 2012-1, Class A3, 0.77%, 01/15/16	768,192	769,820
Series 2012-3, Class A3, 0.56%, 05/15/16	1,000,000	1,000,961
Series 2013-2, Class A2, 0.37%, 10/16/15	1,358,701	1,358,956
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.51%, 09/15/15(a)	1,103,900	1,104,600
Hyundai Auto Receivables Trust Series 2011-B, Class A4, 1.65%, 02/15/17	1,250,000	1,258,518
Series 2012-A, Class A3, 0.72%, 03/15/16	103,372	103,500
Series 2012-B, Class A3, 0.62%, 09/15/16	917,494	918,587
Mercedes-Benz Auto Receivables Trust Series 2011-1, Class A4, 1.22%, 12/15/17	2,680,000	2,688,775
Series 2012-1, Class A3, 0.47%, 10/17/16	1,025,000	1,025,381
Nissan Auto Lease Trust, Series 2012-B, Class A3, 0.58%, 11/16/15	1,400,000	1,401,131
Nissan Auto Receivables Owner Trust Series 2012-A, Class A3, 0.73%, 05/16/16	231,050	231,490
Series 2013-C, Class A2, 0.40%, 06/15/16	2,000,000	1,999,594
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18(a)	2,463,533	2,465,589
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15(a)	940,000	940,383
Santander Drive Auto Receivables Trust, Series 2013-2, Class A2, 0.47%, 03/15/16	544,589	544,621
Toyota Auto Receivables Owner Trust Series 2012-A, Class A3, 0.75%, 02/16/16	566,774	567,977
Series 2012-B, Class A3, 0.46%, 07/15/16	1,435,000	1,435,398
Series 2013-B, Class A2, 0.48%, 02/15/16	2,500,000	2,501,289
USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, 08/15/16	575,000	575,090
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.98%, 09/20/17	1,000,000	1,008,793
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	1,043,222	1,049,395

		41,894,149

Credit Card 3.3%
American Express Credit Account Master Trust, Series 2011-1, Class A, 0.33%, 04/17/17(b)	2,300,000	2,301,304
BA Credit Card Trust, Series 2006-A7, Class A7, 0.20%, 12/15/16(b)	2,000,000	1,999,733
Capital One Multi-Asset Execution Trust, Series 2013-A2, Class A2, 0.34%, 02/15/19(b)	2,000,000	1,998,849
Chase Issuance Trust, Series 2013-A5, Class A, 0.47%, 05/15/17	1,500,000	1,500,590

		7,800,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Electric Utilities 0.7%
AEP Texas Central Transition Funding LLC, Series A-3, Class A3, 5.09%, 07/01/15	$1,627,623	$1,681,913

Other 4.8%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 02/15/16	1,092,365	1,100,181
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A3, 5.09%, 08/01/15	672,894	672,894
CNH Equipment Trust Series 2012-C, Class A2, 0.44%, 02/16/16	82,307	82,307
Series 2012-C, Class A3, 0.57%, 12/15/17	780,000	780,226
Series 2013-A, Class A2, 0.44%, 07/15/16	1,170,087	1,170,007
Entergy Gulf States Reconstruction Funding LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	1,201,652	1,311,465
GE Equipment Midticket LLC, Series 2012-1, Class A3, 0.60%, 05/23/16	605,000	604,859
GE Equipment Transportation LLC, Series 2013-1, Class A2, 0.50%, 11/24/15	640,134	639,839
John Deere Owner Trust Series 2011-A, Class A3, 1.29%, 01/15/16	136,130	136,194
Series 2012-B, Class A3, 0.53%, 07/15/16	2,000,000	2,001,333
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A4, 5.42%, 08/15/17	354,499	367,948
Series 2004-1, Class A3, 5.29%, 05/15/18	565,836	600,222
PSE&G Transition Funding LLC, Series 2001-1, Class A7, 6.75%, 06/15/16	563,268	571,669
Volvo Financial Equipment LLC, Series 2012-1A, Class A3, 0.91%, 08/17/15(a)	1,101,007	1,101,832

		11,140,976

Student Loan 0.3%
SLM Education Loan Trust, Series 2013-1, Class A1, 0.31%, 02/27/17(b)	564,816	564,577

Total Asset-Backed Securities (cost $63,245,991)		63,082,091

Collateralized Mortgage Obligations 12.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 3610, Class AB, 1.40%, 12/15/14	$42,866	$42,891
Series 3612, Class AE, 1.40%, 12/15/14	149,508	149,691
Series 3865, Class DA, 1.25%, 12/15/16	149,768	150,746
Series 3818, Class UA, 1.35%, 02/15/17	450,840	453,336
Series 3827, Class CA, 1.50%, 04/15/17	474,396	478,666
Series 3758, Class CD, 1.50%, 08/15/17	523,758	529,038
Series 2628, Class DQ, 3.00%, 11/15/17	46,888	46,950
Series 2628, Class GQ, 3.14%, 11/15/17	58,610	58,694
Series 2629, Class AN, 3.50%, 01/15/18	204,119	206,928
Series 2629, Class AM, 4.00%, 01/15/18	104,976	106,654
Series 2555, Class B, 4.25%, 01/15/18	226,726	236,324
Series 3840, Class BA, 2.00%, 02/15/18	764,171	776,294
Series 2643, Class NT, 4.50%, 03/15/18	125,688	126,854
Series 2836, Class PX, 4.00%, 05/15/18	72,454	72,752
Series 3728, Class CA, 1.50%, 10/15/18	644,839	651,644
Series 3916, Class CD, 2.00%, 10/15/18	341,212	347,219
Series 3831, Class CG, 3.00%, 10/15/18	217,297	224,594
Series 3772, Class HC, 3.00%, 10/15/18	1,063,252	1,099,739
Series 3756, Class DA, 1.20%, 11/15/18	1,454,033	1,459,920
Series 3636, Class EB, 2.00%, 11/15/18	224,833	228,464
Series 2877, Class GP, 4.00%, 11/15/18	28,740	28,793
Series 3649, Class EA, 2.25%, 12/15/18	450,493	459,218
Series 3659, Class DE, 2.00%, 03/15/19	409,536	417,459
Series 2838, Class FB, 0.46%, 08/15/19(b)	170,640	170,587
Series 3683, Class AD, 2.25%, 06/15/20	207,928	209,452
Series 3846, Class CK, 1.50%, 09/15/20	1,009,559	1,018,578
Series 3815, Class BD, 3.00%, 10/15/20	1,191,783	1,232,909
Series 3799, Class GK, 2.75%, 01/15/21	298,955	308,470
Series 3815, Class DE, 3.00%, 10/15/21	609,428	631,236
Series 3609, Class LC, 3.50%, 12/15/24	702,202	733,357
Series 3845, Class ME, 3.00%, 09/15/25	485,304	504,023
Series 2071, Class F, 0.66%, 07/15/28(b)	705,011	707,692
Series 3919, Class AF, 0.51%, 03/15/30(b)	320,997	321,998
Series 2763, Class FA, 0.51%, 04/15/32(b)	799,476	803,405

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 2763, Class FC, 0.51%, 04/15/32(b)	$1,203,513	$1,209,427
Series 3267, Class FB, 0.41%, 11/15/36(b)	1,203,337	1,205,245
Series 3260, Class PF, 0.46%, 01/15/37(b)	644,264	644,477
Federal National Mortgage Association REMICS Series 2002-7, Class QG, 5.50%, 03/25/17	149,702	156,791
Series 2002-16, Class XU, 5.50%, 04/25/17	505,362	525,904
Series 2002-55, Class QE, 5.50%, 09/25/17	919,109	965,195
Series 2003-49, Class TK, 3.50%, 03/25/18	281,058	287,071
Series 2003-59, Class GC, 4.50%, 03/25/18	99,384	100,433
Series 2003-35, Class FY, 0.56%, 05/25/18(b)	304,002	305,448
Series 2011-69, Class AB, 1.50%, 05/25/18	773,068	780,033
Series 2003-57, Class NB, 3.00%, 06/25/18	39,250	40,494
Series 2010-30, Class DB, 2.00%, 08/25/18	431,504	439,463
Series 2003-120, Class BL, 3.50%, 12/25/18	552,992	577,091
Series 2008-15, Class JM, 4.00%, 02/25/19	97,473	99,451
Series 2008-18, Class MD, 4.00%, 03/25/19	419,515	440,897
Series 2004-101, Class BG, 5.00%, 01/25/20	615,842	643,359
Series 2007-36, Class AB, 5.00%, 11/25/21	400,927	417,188
Series 2008-15, Class EL, 4.25%, 06/25/22	371,512	380,987
Series 2009-88, Class EA, 4.50%, 05/25/23	48,213	48,391
Series 2009-44, Class A, 4.50%, 12/25/23	154,821	161,062
Series 2009-76, Class MA, 4.00%, 09/25/24	406,358	421,485
Series 2010-2, Class TF, 0.66%, 06/25/27(b)	259,536	260,256
Series 2003-86, Class OE, 5.00%, 03/25/32	68,677	69,011
Series 2004-60, Class FW, 0.61%, 04/25/34(b)	1,544,044	1,554,627
Series 2006-27, Class BF, 0.46%, 04/25/36(b)	1,435,608	1,440,097
Series 2010-41, Class AP, 4.50%, 09/25/38	71,475	72,407
Government National Mortgage Association Series 2009-25, Class BH, 4.25%, 01/20/35	539,586	560,357
Series 2010-67, Class DA, 2.50%, 04/20/36	346,934	352,169
Series 2009-57, Class BA, 2.25%, 06/16/39	86,743	87,470

Total Collateralized Mortgage Obligations (cost $29,199,059)		29,240,861

Commercial Mortgage Backed Securities 6.9%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3, Class A2, 4.50%, 07/10/43	$221,868	$221,868
Series 2005-5, Class ASB, 5.05%, 10/10/45(b)	130,021	130,852
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	842,074	837,865
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	686,997	688,092
Series 2012-CR2, Class A1, 0.82%, 08/15/45	589,231	587,677
Series 2012-CR3, Class A1, 0.67%, 10/15/45	549,870	546,892
Series 2012-LC4, Class A1, 1.16%, 12/10/44	185,555	186,078
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	1,469,901	1,540,580
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A, 0.84%, 05/25/35(a)(b)	774,490	782,174
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1, 1.14%, 05/10/45	1,369,146	1,370,706
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3, 4.70%, 07/15/42	361,014	360,742
Series 2012-C8, Class A1, 0.71%, 10/15/45	616,900	614,325
Series 2012-CBX, Class A1, 0.96%, 06/15/45	566,318	567,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A1, 0.92%, 08/15/45	515,398	514,842
Series 2012-C6, Class A1, 0.66%, 11/15/45	546,517	543,559
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A1, 0.73%, 08/10/49	1,521,837	1,515,392
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.42%, 01/15/45(b)	2,430,530	2,586,801
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	1,559,461	1,551,749
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class A1, 0.86%, 08/15/45	192,411	192,071
Series 2012-C9, Class A1, 0.67%, 11/15/45	787,668	783,347

Total Commercial Mortgage Backed Securities (cost $16,288,482)		16,122,612

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds 51.9%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
United Technologies Corp., 0.74%, 06/01/15(b)	$620,000	$623,886

Automobiles 0.5%
PACCAR, Inc., 6.88%, 02/15/14	1,200,000	1,202,264

Beverages 2.4%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 07/15/15	2,750,000	2,761,953
Heineken NV, 0.80%, 10/01/15(a)	580,000	579,101
SABMiller Holdings, Inc., 1.85%, 01/15/15(a)	2,200,000	2,226,952

		5,568,006

Biotechnology 1.2%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	2,650,000	2,852,063

Capital Markets 0.0%†
Morgan Stanley, 6.00%, 05/13/14	100,000	101,519

Chemicals 0.5%
Ecolab, Inc. 2.38%, 12/08/14	629,000	638,662
1.00%, 08/09/15	560,000	562,541

		1,201,203

Commercial Banks 13.9%
Bank of Nova Scotia 0.75%, 10/09/15	310,000	311,204
0.76%, 07/15/16(b)	1,950,000	1,961,029
BB&T Corp., 1.10%, 06/15/18(b)	3,600,000	3,640,589
Canadian Imperial Bank of Commerce 0.90%, 10/01/15	105,000	105,592
0.76%, 07/18/16(b)	2,750,000	2,760,159
Capital One Financial Corp., 0.88%, 11/06/15(b)	525,000	526,110
Commonwealth Bank of Australia, 0.75%, 09/20/16(a)(b)	2,000,000	2,000,019
Fifth Third Bank Corp., 4.75%, 02/01/15	2,750,000	2,861,862
JPMorgan Chase Bank NA, 0.49%, 07/30/15(b)	2,500,000	2,497,757
KeyBank NA, 0.73%, 11/25/16(b)	2,500,000	2,502,813
PNC Funding Corp., 5.40%, 06/10/14	600,000	610,401
Royal Bank of Canada, 1.15%, 03/13/15	3,450,000	3,483,603
U.S. Bank NA, 0.47%, 01/30/17(b)	3,400,000	3,394,901
Wells Fargo & Co., 1.17%, 06/26/15(b)	3,505,000	3,542,855
Westpac Banking Corp. 4.20%, 02/27/15	750,000	780,519
1.13%, 09/25/15	1,460,000	1,475,486

		32,454,899

Communications Equipment 0.6%
Cisco Systems, Inc., 1.63%, 03/14/14	1,375,000	1,377,242

Computers & Peripherals 0.9%
Hewlett-Packard Co., 2.35%, 03/15/15	2,200,000	2,240,898

Consumer Finance 3.3%
American Express Credit Corp., 5.13%, 08/25/14	1,500,000	1,538,761
American Honda Finance Corp. 0.69%, 05/08/14(a)(b)	360,000	360,230
0.64%, 06/18/14(a)(b)	345,000	345,341
1.00%, 08/11/15(a)	515,000	518,826
Ford Motor Credit Co. LLC, 2.75%, 05/15/15	2,850,000	2,917,916
John Deere Capital Corp., 0.39%, 04/25/14(b)	350,000	350,109
PACCAR Financial Corp. 0.49%, 06/05/14(b)	700,000	700,586
0.84%, 12/06/18(b)	1,000,000	1,006,262

		7,738,031

Diversified Financial Services 6.5%
Bank of America Corp. 7.38%, 05/15/14	2,010,000	2,047,783
1.28%, 01/15/19(b)	4,200,000	4,228,628
Citigroup, Inc., 5.00%, 09/15/14	3,400,000	3,488,387
General Electric Capital Corp. 1.28%, 07/02/15(b)	1,335,000	1,350,340
1.63%, 07/02/15	800,000	812,074
2.25%, 11/09/15	335,000	344,921
0.84%, 12/11/15(b)	480,000	483,132
JPMorgan Chase & Co., 3.70%, 01/20/15	2,500,000	2,571,319

		15,326,584

Diversified Telecommunication Services 2.8%
AT&T, Inc., 1.15%, 11/27/18(b)	2,000,000	2,021,561
Telefonica Emisiones SAU, 4.95%, 01/15/15	550,000	570,180
Verizon Communications, Inc., 1.99%, 09/14/18(b)	3,700,000	3,903,499

		6,495,240

Electric Utilities 1.5%
Georgia Power Co., 0.64%, 08/15/16(b)	3,500,000	3,502,670

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing 0.6%
CVS Caremark Corp., 4.88%, 09/15/14	$500,000	$513,525
Walgreen Co., 1.00%, 03/13/15	845,000	849,020

		1,362,545

Food Products 0.2%
Campbell Soup Co., 0.54%, 08/01/14(b)	590,000	590,616

Gas Utilities 2.4%
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	420,000	434,631
3.70%, 06/01/15	1,500,000	1,559,971
1.25%, 08/13/15	940,000	948,277
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	2,565,000	2,655,569

		5,598,448

Health Care Providers & Services 1.2%
Medtronic, Inc., 4.50%, 03/15/14	1,200,000	1,205,627
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,080,000	1,087,144
WellPoint, Inc., 1.25%, 09/10/15	530,000	534,642

		2,827,413

Industrial Conglomerates 0.2%
General Electric Co., 0.85%, 10/09/15	390,000	392,228

Insurance 0.3%
Prudential Financial, Inc., Series B, 4.75%, 04/01/14	635,000	639,274

Media 2.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	2,625,000	2,696,366
NBCUniversal Media LLC, 2.10%, 04/01/14	1,410,000	1,413,948
Time Warner Cable, Inc., 8.25%, 02/14/14	1,190,000	1,192,277

		5,302,591

Metals & Mining 0.4%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	510,000	514,328
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	430,000	438,571

		952,899

Office Electronics 1.1%
Xerox Corp., 8.25%, 05/15/14	2,487,000	2,541,353

Oil, Gas & Consumable Fuels 2.9%
Petrohawk Energy Corp., 7.25%, 08/15/18	2,000,000	2,142,500
Total Capital International SA, 0.81%, 08/10/18(b)	1,950,000	1,964,936
Valero Energy Corp., 4.50%, 02/01/15	2,520,000	2,616,815

		6,724,251

Pharmaceuticals 4.0%
AbbVie, Inc., 1.00%, 11/06/15(b)	1,475,000	1,490,908
Merck & Co., Inc., 0.60%, 05/18/18(b)	3,325,000	3,330,703
Mylan, Inc., 7.88%, 07/15/20(a)	1,500,000	1,693,125
Pfizer, Inc., 0.54%, 06/15/18(b)	2,850,000	2,857,492

		9,372,228

Software 1.9%
Oracle Corp., 0.82%, 01/15/19(b)	4,500,000	4,526,601

Total Corporate Bonds (cost $121,103,250)		121,514,952

Municipal Bond 0.8%

	Principal Amount	Market Value
Louisiana 0.8%
Louisiana Public Facilities Authority, RB, Series 2008-ELL, 5.75%, 02/01/19	1,833,352	1,961,741

Total Municipal Bond (cost $1,992,234)		1,961,741

U.S. Government Mortgage Backed Agencies 0.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	1,021	1,027
Pool# B17493 4.00%, 12/01/14	114,601	121,862
Pool# E00991 6.00%, 07/01/16	6,819	7,113
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	9,545	9,953
Pool# 254089 6.00%, 12/01/16	18,815	19,753
Pool# 545415 6.00%, 01/01/17	15,438	16,208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 254195 5.50%, 02/01/17	$34,444	$36,068
Pool# 625178 5.50%, 02/01/17	30,349	31,781

Total U.S. Government Mortgage Backed Agencies (cost $231,770)		243,765

Yankee Dollar 0.9%

	Principal Amount	Market Value
Gas Utilities 0.9%
TransCanada PipeLines Ltd., 0.93%, 06/30/16(b)	2,000,000	2,016,449

Total Yankee Dollar (cost $2,000,000)		2,016,449

Mutual Fund 0.7%

	Shares	Market Value
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	1,747,932	1,747,932

Total Mutual Fund (cost $1,747,932)		1,747,932

Total Investments (cost $235,808,718) (d) — 100.8%		235,930,403
Liabilities in excess of other assets — (0.8)%		(1,828,762)

NET ASSETS — 100.0%		$234,101,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $15,658,752 which represents 6.69% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of January 31, 2014.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $235,808,718, tax unrealized appreciation and depreciation were $645,918 and $(524,233), respectively.
†	Amount rounds to less than 0.1%.

FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
RB	Revenue Bond
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAU	Single Shareholder Corporation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$63,082,091	$—	$63,082,091
Collateralized Mortgage Obligations	—	29,240,861	—	29,240,861
Commercial Mortgage Backed Securities	—	16,122,612	—	16,122,612
Corporate Bonds	—	121,514,952	—	121,514,952
Municipal Bond	—	1,961,741	—	1,961,741
Mutual Fund	1,747,932	—	—	1,747,932
U.S. Government Mortgage Backed Agencies	—	243,765	—	243,765
Yankee Dollar	—	2,016,449	—	2,016,449

Total	$1,747,932	$234,182,471	$—	$235,930,403

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Fund

Common Stocks 98.5%

	Shares	Market Value
Aerospace & Defense 4.2%
Boeing Co. (The)	171,600	$21,494,616
Lockheed Martin Corp.	62,600	9,446,966
Spirit Aerosystems Holdings, Inc., Class A*	98,800	3,350,308

		34,291,890

Auto Components 0.9%
Johnson Controls, Inc.	162,000	7,471,440

Automobiles 0.7%
Ford Motor Co.	394,400	5,900,224

Beverages 3.0%
Coca-Cola Co. (The)	650,100	24,586,782

Biotechnology 2.5%
Biogen Idec, Inc.*	32,500	10,160,800
Celgene Corp.*	20,000	3,038,600
Pharmacyclics, Inc.*	50,400	6,706,728

		19,906,128

Building Products 0.4%
Allegion PLC*	60,533	2,987,303

Capital Markets 1.0%
Goldman Sachs Group, Inc. (The)	47,600	7,812,112

Chemicals 5.4%
Huntsman Corp.	179,400	3,932,448
Monsanto Co.	63,800	6,797,890
PPG Industries, Inc.	87,600	15,974,736
Praxair, Inc.	28,700	3,579,464
Westlake Chemical Corp.	111,200	13,515,248

		43,799,786

Commercial Banks 5.2%
Regions Financial Corp.	747,500	7,602,075
Wells Fargo & Co.	763,100	34,598,954

		42,201,029

Commercial Services & Supplies 0.4%
Tyco International Ltd.	88,900	3,599,561

Communications Equipment 4.6%
Cisco Systems, Inc.	371,900	8,148,329
QUALCOMM, Inc.	386,600	28,693,452

		36,841,781

Computers & Peripherals 1.6%
Apple, Inc.	25,200	12,615,120

Consumer Finance 1.2%
Discover Financial Services	180,300	9,673,095

Diversified Consumer Services 0.7%
Service Corp. International	308,500	5,460,450

Diversified Financial Services 0.5%
Citigroup, Inc.	88,900	4,216,527

Energy Equipment & Services 1.2%
Dril-Quip, Inc.*	81,700	8,215,752
Oceaneering International, Inc.	24,700	1,683,305

		9,899,057

Food & Staples Retailing 0.3%
CVS Caremark Corp.	33,200	2,248,304

Food Products 1.5%
Hillshire Brands Co.	348,100	12,399,322

Health Care Equipment & Supplies 2.3%
Abbott Laboratories	517,100	18,956,886

Health Care Providers & Services 3.2%
Aetna, Inc.	114,200	7,803,286
Cardinal Health, Inc.	53,800	3,659,476
McKesson Corp.	82,900	14,458,589

		25,921,351

Hotels, Restaurants & Leisure 2.1%
McDonald’s Corp.	80,100	7,543,017
Starbucks Corp.	75,100	5,341,112
Starwood Hotels & Resorts Worldwide, Inc.	53,600	4,004,456

		16,888,585

Household Durables 0.2%
Taylor Morrison Home Corp., Class A*	84,300	1,782,945

Household Products 3.0%
Procter & Gamble Co. (The)	321,800	24,656,316

Independent Power Producers & Energy Traders 0.6%
Calpine Corp.*	241,900	4,591,262

Industrial Conglomerates 2.5%
General Electric Co.	804,500	20,217,085

Information Technology Services 2.6%
Amdocs Ltd.	205,900	8,907,234
Computer Sciences Corp.	141,400	8,541,974
CoreLogic, Inc.*	57,800	1,840,930
FleetCor Technologies, Inc.*	16,400	1,743,648

		21,033,786

Insurance 4.6%
Allstate Corp. (The)	77,900	3,988,480
Aspen Insurance Holdings Ltd.	98,800	3,843,320
HCC Insurance Holdings, Inc.	44,200	1,896,622
PartnerRe Ltd.	78,200	7,676,894
Travelers Cos., Inc. (The)	240,400	19,539,712

		36,945,028

Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	11,300	4,053,197

Internet Software & Services 2.8%
eBay, Inc.*	225,400	11,991,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Google, Inc., Class A*	8,700	$10,274,439

		22,265,719

Machinery 1.3%
Ingersoll-Rand PLC	181,600	10,676,264

Media 2.1%
Liberty Media Corp., Series A*	35,200	4,631,968
Madison Square Garden Co. (The), Class A*	35,700	2,071,671
Time Warner, Inc.	111,400	6,999,262
Viacom, Inc., Class B	36,700	3,013,070

		16,715,971

Multi-Utilities 0.7%
DTE Energy Co.	84,100	5,737,302

Office Electronics 1.7%
Xerox Corp.	1,257,800	13,647,130

Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	58,900	4,752,641
Cabot Oil & Gas Corp.	241,800	9,667,164
Chevron Corp.	205,400	22,928,802
EOG Resources, Inc.	53,800	8,889,912
Occidental Petroleum Corp.	99,800	8,739,486
Phillips 66	120,200	8,785,418
Southwestern Energy Co.*	66,400	2,701,816

		66,465,239

Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A(a)	16,400	1,396,460

Pharmaceuticals 7.1%
AbbVie, Inc.	147,800	7,276,194
Allergan, Inc.	93,900	10,760,940
Eli Lilly & Co.	50,100	2,705,901
Johnson & Johnson	149,700	13,243,959
Pfizer, Inc.	771,500	23,453,600

		57,440,594

Real Estate Investment Trusts (REITs) 2.1%
Boston Properties, Inc.	34,300	3,707,487
Equity Lifestyle Properties, Inc.	60,200	2,366,462
General Growth Properties, Inc.	129,000	2,598,060
Prologis, Inc.	209,700	8,127,972

		16,799,981

Road & Rail 4.2%
AMERCO	13,600	3,029,128
Old Dominion Freight Line, Inc.*	87,800	4,762,272
Union Pacific Corp.	152,100	26,501,904

		34,293,304

Software 5.7%
Activision Blizzard, Inc.	251,700	4,311,621
Adobe Systems, Inc.*	110,200	6,522,738
CA, Inc.	185,200	5,941,216
Citrix Systems, Inc.*	45,100	2,438,557
Compuware Corp.	540,800	5,483,712
Microsoft Corp.	438,500	16,597,225
Oracle Corp.	140,700	5,191,830

		46,486,899

Specialty Retail 2.5%
Home Depot, Inc. (The)	140,000	10,759,000
Lowe’s Cos., Inc.	122,700	5,679,783
Signet Jewelers Ltd.	52,300	4,160,465

		20,599,248

Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	30,000	2,185,500

Tobacco 2.0%
Philip Morris International, Inc.	211,500	16,526,610

Wireless Telecommunication Services 0.7%
Telephone & Data Systems, Inc.	198,400	5,360,768

Total Common Stocks (cost $720,536,663)		797,553,341

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (b)	11,253,985	11,253,985

Total Mutual Fund (cost $11,253,985)		11,253,985

Repurchase Agreement 0.2%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14, repurchase price $1,263,941, collateralized by U.S. Government Agency Securities ranging from 1.63% - 5.00%, maturing 4/20/24 - 12/20/43; total market value $1,289,224 (c)	$1,263,938	1,263,938

Total Repurchase Agreement (cost $1,263,938)		1,263,938

Total Investments (cost $733,054,586) (d) — 100.1%		810,071,264
Liabilities in excess of other assets — (0.1%)		(1,017,316)

NET ASSETS — 100.0%		$809,053,948

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $1,244,212.
(b)	Represents 7-day effective yield as of January 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2014 was $1,263,938.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $733,392,423, tax unrealized appreciation and depreciation were $87,677,187 and $(10,998,346), respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
132	E-mini S&P 500	03/21/14	$11,725,560	$20,620

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$797,553,341	$—	$—	$797,553,341
Futures Contracts	20,620	—	—	20,620
Mutual Fund	11,253,985	—	—	11,253,985
Repurchase Agreement	—	1,263,938	—	1,263,938

Total	$808,827,946	$1,263,938	$—	$810,091,884

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2014

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$20,620

Total		$20,620

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 98.9%

	Shares	Market Value
AUSTRIA 0.6%
Real Estate Management & Development 0.6%
Immofinanz AG*	121,044	$570,919

BRAZIL 0.7%
Information Technology Services 0.7%
Cielo SA	22,180	590,425

CANADA 4.1%
Airlines 0.9%
Westjet Airlines Ltd.	36,500	826,842

Oil, Gas & Consumable Fuels 3.2%
Canadian Oil Sands Ltd.	37,300	670,479
Gran Tierra Energy, Inc.*	81,900	618,432
Lightstream Resources Ltd.	55,056	306,979
Petrobank Energy & Resources Ltd.*	54,400	18,072
ShaMaran Petroleum Corp.*	881,000	355,960
Suncor Energy, Inc.	25,000	821,324

		2,791,246

		3,618,088

CHINA 2.2%
Commercial Banks 1.4%
China Construction Bank Corp., H Shares	1,717,450	1,189,758

Electronic Equipment, Instruments & Components 0.8%
Hollysys Automation Technologies Ltd.*	43,300	730,471

		1,920,229

FRANCE 4.4%
Automobiles 1.0%
Peugeot SA*	55,547	852,397

Electrical Equipment 1.0%
Schneider Electric SA	11,664	939,768

Food & Staples Retailing 1.6%
Carrefour SA	43,057	1,479,542

Oil, Gas & Consumable Fuels 0.8%
Etablissements Maurel et Prom	41,789	674,792

		3,946,499

GERMANY 1.6%
Multi-Utilities 0.1%
E.ON SE	7,128	129,014

Pharmaceuticals 1.5%
Bayer AG REG	9,606	1,264,206

		1,393,220

HONG KONG 2.0%
Insurance 1.3%
AIA Group Ltd.	243,055	1,120,374

Wireless Telecommunication Services 0.7%
China Mobile Ltd.	64,500	615,480

		1,735,854

INDONESIA 0.7%
Commercial Banks 0.7%
Bank Rakyat Indonesia Persero Tbk PT	874,600	597,685

IRELAND 1.2%
Machinery 1.2%
Ingersoll-Rand PLC	17,400	1,022,946

ISRAEL 1.1%
Software 1.1%
Check Point Software Technologies Ltd.*	15,000	981,450

ITALY 1.1%
Commercial Banks 1.1%
Intesa Sanpaolo SpA	349,854	942,913

JAPAN 12.8%
Airlines 1.1%
Japan Airlines Co., Ltd.	19,800	991,063

Automobiles 1.5%
Toyota Motor Corp.	24,500	1,401,881

Commercial Banks 1.2%
Mitsubishi UFJ Financial Group, Inc.	171,300	1,029,818

Diversified Consumer Services 0.7%
Benesse Holdings, Inc.	15,500	610,618

Diversified Financial Services 1.4%
ORIX Corp.	81,800	1,240,752

Household Durables 1.4%
Panasonic Corp.	114,200	1,294,302

Leisure Equipment & Products 0.9%
Sankyo Co., Ltd.	16,000	756,846

Machinery 0.8%
THK Co., Ltd.	33,200	719,658

Personal Products 1.3%
Shiseido Co., Ltd.	70,400	1,113,073

Pharmaceuticals 0.8%
Astellas Pharma, Inc.	11,900	735,398

Real Estate Management & Development 0.6%
Sumitomo Realty & Development Co., Ltd.	13,000	573,991

Trading Companies & Distributors 1.1%
ITOCHU Corp.	81,700	998,151

		11,465,551

NETHERLANDS 1.8%
Beverages 1.0%
Heineken NV	13,423	817,806

Chemicals 0.8%
Koninklijke DSM NV	11,154	738,337

		1,556,143

NORWAY 1.1%
Diversified Telecommunication Services 1.1%
Telenor ASA	45,302	942,451

RUSSIA 0.6%
Commercial Banks 0.6%
Sberbank of Russia	195,843	529,719

SOUTH AFRICA 1.6%
Media 1.6%
Naspers Ltd., Class N	13,567	1,395,738

SOUTH KOREA 2.0%
Semiconductors & Semiconductor Equipment 2.0%
Samsung Electronics Co., Ltd.	827	979,341
Wonik IPS Co. Ltd.*	86,260	791,407

		1,770,748

SPAIN 2.0%
Commercial Banks 0.9%
Banco Santander SA	93,445	803,925

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Global Equity Fund

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering 1.1%
Obrascon Huarte Lain SA	23,649	$997,314

		1,801,239

SWITZERLAND 6.0%
Capital Markets 1.1%
Credit Suisse Group AG REG*	32,243	971,512

Food Products 1.6%
Nestle SA REG	18,750	1,358,838

Insurance 1.0%
Zurich Insurance Group AG*	3,185	923,462

Metals & Mining 1.0%
Glencore Xstrata PLC*	170,217	897,464

Pharmaceuticals 1.3%
Novartis AG REG	14,892	1,177,076

		5,328,352

TAIWAN 1.0%
Computers & Peripherals 1.0%
Catcher Technology Co., Ltd., GDR Reg. S	27,000	897,885

THAILAND 0.6%
Commercial Banks 0.6%
Kasikornbank PCL	98,300	505,762

UNITED KINGDOM 10.3%
Beverages 0.7%
SABMiller PLC	13,362	600,361

Capital Markets 1.0%
Aberdeen Asset Management PLC	136,948	878,382

Food Products 0.9%
Associated British Foods PLC	17,879	796,771

Insurance 0.9%
Direct Line Insurance Group PLC	174,537	758,589

Metals & Mining 1.0%
Rio Tinto PLC	17,459	928,617

Oil, Gas & Consumable Fuels 1.5%
BP PLC	178,302	1,397,363

Pharmaceuticals 1.3%
AstraZeneca PLC	17,569	1,114,124

Real Estate Investment Trusts (REITs) 1.0%
Big Yellow Group PLC	100,035	850,897

Textiles, Apparel & Luxury Goods 0.8%
Burberry Group PLC	30,375	721,201

Tobacco 1.2%
Imperial Tobacco Group PLC	31,267	1,141,001

		9,187,306

UNITED STATES 39.4%
Biotechnology 1.5%
Alnylam Pharmaceuticals, Inc.*	5,000	418,300
Celgene Corp.*	5,800	881,194

		1,299,494

Building Products 1.1%
Owens Corning, Inc.*	25,600	976,640

Capital Markets 1.7%
Morgan Stanley	51,000	1,505,010

Chemicals 1.6%
LyondellBasell Industries NV, Class A	17,825	1,403,897

Commercial Banks 3.4%
BankUnited, Inc.	22,800	709,080
PNC Financial Services Group, Inc. (The)	12,600	1,006,488
Wells Fargo & Co.	29,800	1,351,132

		3,066,700

Commercial Services & Supplies 1.2%
Herman Miller, Inc.	38,600	1,081,958

Containers & Packaging 1.1%
Rock Tenn Co., Class A	9,500	964,060

Diversified Consumer Services 1.4%
Apollo Education Group, Inc., Class A*	39,800	1,285,142

Electronic Equipment, Instruments & Components 0.7%
Control4 Corp.*	26,600	609,672

Food Products 1.4%
Hormel Foods Corp.	26,600	1,208,704

Gas Utilities 0.4%
UGI Corp.	8,000	347,120

Health Care Equipment & Supplies 1.4%
St. Jude Medical, Inc.	19,800	1,202,454

Health Care Providers & Services 2.0%
HCA Holdings, Inc.*	14,500	728,915
UnitedHealth Group, Inc.	13,900	1,004,692

		1,733,607

Hotels, Restaurants & Leisure 1.4%
Royal Caribbean Cruises Ltd.	24,700	1,225,120

Household Durables 1.0%
Whirlpool Corp.	6,500	866,450

Household Products 2.3%
Colgate-Palmolive Co.	13,200	808,236
Procter & Gamble Co. (The)	16,700	1,279,554

		2,087,790

Insurance 1.1%
Prudential Financial, Inc.	11,500	970,485

Internet Software & Services 4.1%
Facebook, Inc., Class A*	17,691	1,106,926
Google, Inc., Class A*	2,210	2,609,943

		3,716,869

Life Sciences Tools & Services 2.1%
Thermo Fisher Scientific, Inc.	16,400	1,888,296

Media 1.1%
Viacom, Inc., Class B	12,200	1,001,620

Multi-Utilities 0.9%
MDU Resources Group, Inc.	24,100	772,164

Oil, Gas & Consumable Fuels 2.1%
Hess Corp.	12,800	966,272
Occidental Petroleum Corp.	10,500	919,485

		1,885,757

Pharmaceuticals 1.4%
AbbVie, Inc.	25,900	1,275,057

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Global Equity Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Semiconductors & Semiconductor Equipment 1.4%
Micron Technology, Inc.*	32,900	$758,016
Veeco Instruments, Inc.*	12,400	471,324

		1,229,340

Software 0.7%
Symantec Corp.	30,900	661,569

Specialty Retail 0.9%
Lowe’s Cos., Inc.	16,300	754,527

		35,019,502

Total Common Stocks (cost $71,156,087)		87,720,624

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	674,161	674,161

Total Mutual Fund (cost $674,161)		674,161

Total Investments (cost $71,830,248) (b) — 99.7%		88,394,785
Other assets in excess of liabilities — 0.3%		290,988

NET ASSETS — 100.0%		$88,685,773

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2014.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $71,986,427, tax unrealized appreciation and depreciation were $19,221,306 and $(2,812,948), respectively.

AG	Stock Corporation
ASA	Stock Corporation
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Global Equity Fund

At January 31, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	Credit Suisse International	2/20/14	(1,260,000)	$(530,191)	$(519,943)	$10,248
British Pound	Credit Suisse International	2/20/14	(905,000)	(1,444,086)	(1,487,562)	(43,476)
British Pound	Credit Suisse International	2/20/14	(270,000)	(447,034)	(443,803)	3,231
British Pound	Credit Suisse International	2/20/14	(490,000)	(806,829)	(805,420)	1,409
Canadian Dollar	Credit Suisse International	2/20/14	(3,320,000)	(3,157,677)	(2,979,856)	177,821
Chinese Yuan	Credit Suisse International	2/20/14	(12,045,000)	(1,962,366)	(1,986,978)	(24,612)
Euro	Goldman Sachs International	2/20/14	(265,000)	(362,321)	(357,407)	4,914
Hong Kong Dollar	Credit Suisse International	2/20/14	(1,795,000)	(231,575)	(231,211)	364
Indonesian Rupiah	Credit Suisse International	2/20/14	(5,607,800,000)	(473,232)	(458,101)	15,131
Israeli New Shekel	Morgan Stanley Co., Inc.	2/20/14	(1,865,000)	(527,320)	(530,324)	(3,004)
Japanese Yen	Morgan Stanley Co., Inc.	2/20/14	(311,800,000)	(3,135,939)	(3,051,987)	83,952
Korean Won	Credit Suisse International	2/20/14	(931,000,000)	(862,436)	(868,952)	(6,516)
South African Rand	Morgan Stanley Co., Inc.	2/20/14	(12,400,000)	(1,182,739)	(1,113,383)	69,356
Swedish Krona	Morgan Stanley Co., Inc.	2/20/14	(2,650,000)	(395,519)	(404,392)	(8,873)
Swiss Franc	Morgan Stanley Co., Inc.	2/20/14	(2,665,000)	(2,905,202)	(2,939,735)	(34,533)
Swiss Franc	Goldman Sachs International	2/20/14	(480,000)	(529,857)	(529,483)	374
Swiss Franc	Credit Suisse International	2/20/14	(385,000)	(424,109)	(424,689)	(580)
Swiss Franc	Morgan Stanley Co., Inc.	2/20/14	(225,000)	(247,437)	(248,195)	(758)
Taiwan Dollar	Credit Suisse International	2/20/14	(19,200,000)	(650,517)	(634,043)	16,474
Thailand Baht	Credit Suisse International	2/20/14	(13,410,000)	(420,706)	(405,888)	14,818

Total Short Contracts				$(20,697,092)	$(20,421,352)	$275,740

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Credit Suisse International	2/20/14	295,000	$272,707	$257,905	$(14,802)
Australian Dollar	Morgan Stanley Co., Inc.	2/20/14	1,140,000	1,036,371	996,649	(39,722)
Canadian Dollar	Morgan Stanley Co., Inc.	2/20/14	958,901	875,000	860,659	(14,341)
Canadian Dollar	Goldman Sachs International	2/20/14	971,803	915,000	872,239	(42,761)
Chinese Yuan	Credit Suisse International	2/20/14	970,000	159,095	160,014	919
Danish Krone	Morgan Stanley Co., Inc.	2/20/14	2,240,000	403,367	404,948	1,581
Euro	Morgan Stanley Co., Inc.	2/20/14	2,160,000	2,898,737	2,913,200	14,463
Euro	Credit Suisse International	2/20/14	840,000	1,139,923	1,132,911	(7,012)
Mexican Peso	Credit Suisse International	2/20/14	10,770,000	813,576	804,291	(9,285)
Norwegian Krone	Morgan Stanley Co., Inc.	2/20/14	660,000	105,891	105,080	(811)
Philippine Peso	Credit Suisse International	2/20/14	33,550,000	768,350	740,088	(28,262)
Singapore Dollar	Morgan Stanley Co., Inc.	2/20/14	780,000	624,898	610,927	(13,971)
Swedish Krona	Credit Suisse International	2/20/14	4,580,000	700,556	698,911	(1,645)

Total Long Contracts				$10,713,471	$10,557,822	$(155,649)

At January 31, 2014, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Co., Inc.	2/20/14	1,067,559	Australian Dollar	(690,000)	Euro	$930,606	$933,317	$2,711
Credit Suisse International	2/20/14	565,000	British Pound	(682,805)	Euro	920,902	928,699	7,797
Credit Suisse International	2/20/14	5,991,529	Swedish Krona	(5,730,000)	Norwegian Krone	912,286	914,311	2,025

						$2,763,794	$2,776,327	$12,533

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Global Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$826,842	$991,063	$—	$1,817,905
Automobiles	—	2,254,278	—	2,254,278
Beverages	—	1,418,167	—	1,418,167
Biotechnology	1,299,494	—	—	1,299,494
Building Products	976,640	—	—	976,640
Capital Markets	1,505,010	1,849,894	—	3,354,904
Chemicals	1,403,897	738,337	—	2,142,234
Commercial Banks	3,066,700	5,599,580	—	8,666,280
Commercial Services & Supplies	1,081,958	—	—	1,081,958
Computers & Peripherals	—	897,885	—	897,885
Construction & Engineering	—	997,314	—	997,314
Containers & Packaging	964,060	—	—	964,060
Diversified Consumer Services	1,285,142	610,618	—	1,895,760
Diversified Financial Services	—	1,240,752	—	1,240,752
Diversified Telecommunication Services	—	942,451	—	942,451
Electrical Equipment	—	939,768	—	939,768
Electronic Equipment, Instruments & Components	1,340,143	—	—	1,340,143
Food & Staples Retailing	—	1,479,542	—	1,479,542
Food Products	1,208,704	2,155,609	—	3,364,313
Gas Utilities	347,120	—	—	347,120

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Global Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$1,202,454	$—	$—	$1,202,454
Health Care Providers & Services	1,733,607	—	—	1,733,607
Hotels, Restaurants & Leisure	1,225,120	—	—	1,225,120
Household Durables	866,450	1,294,302	—	2,160,752
Household Products	2,087,790	—	—	2,087,790
Information Technology Services	590,425	—	—	590,425
Insurance	970,485	2,802,425	—	3,772,910
Internet Software & Services	3,716,869	—	—	3,716,869
Leisure Equipment & Products	—	756,846	—	756,846
Life Sciences Tools & Services	1,888,296	—	—	1,888,296
Machinery	1,022,946	719,658	—	1,742,604
Media	1,001,620	1,395,738	—	2,397,358
Metals & Mining	—	1,826,081	—	1,826,081
Multi-Utilities	772,164	129,014	—	901,178
Oil, Gas & Consumable Fuels	4,677,003	2,072,155	—	6,749,158
Personal Products	—	1,113,073	—	1,113,073
Pharmaceuticals	1,275,057	4,290,804	—	5,565,861
Real Estate Investment Trusts (REITs)	—	850,897	—	850,897
Real Estate Management & Development	—	1,144,910	—	1,144,910
Semiconductors & Semiconductor Equipment	1,229,340	1,770,748	—	3,000,088
Software	1,643,019	—	—	1,643,019
Specialty Retail	754,527	—	—	754,527
Textiles, Apparel & Luxury Goods	—	721,201	—	721,201
Tobacco	—	1,141,001	—	1,141,001
Trading Companies & Distributors	—	998,151	—	998,151
Wireless Telecommunication Services	—	615,480	—	615,480

Total Common Stocks	$41,962,882	$45,757,742	$—	$87,720,624

Forward Foreign Currency Contracts	—	427,588	—	427,588
Mutual Fund	674,161	—	—	674,161

Total Assets	$42,637,043	$46,185,330	$—	$88,822,373

Liabilities:
Forward Foreign Currency Contracts	—	(294,964)	—	(294,964)

Total Liabilities	$—	$(294,964)	$—	$(294,964)

Total	$42,637,043	$45,890,366	$—	$88,527,409

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Global Equity Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$427,588

Total		$427,588

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(294,964)

Total		$(294,964)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 7.7%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 1684, Class I, 6.50%, 03/15/24	$615,810	$682,268
Series 2296, Class H, 6.50%, 03/15/31	17,998	20,160
Federal National Mortgage Association REMICS Series 1988-25, Class B, 9.25%, 10/25/18	2,516	2,721
Series 1990-7, Class B, 8.50%, 01/25/20	8,431	9,530
Series 1993-16, Class Z, 7.50%, 02/25/23	42,049	47,721
Series 1993-226, Class PK, 6.00%, 12/25/23	301,621	332,473
Series 2003-66, Class AP, 3.50%, 11/25/32	297,545	302,340
Series 2013-59, Class MX, 2.50%, 09/25/42	4,707,019	4,662,501

Total Collateralized Mortgage Obligations (cost $6,080,720)		6,059,714

Commercial Mortgage Backed Security 1.4%

	Principal Amount	Market Value
Federal National Mortgage Association REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/38	1,066,166	1,086,263

Total Commercial Mortgage Backed Security (cost $1,071,081)		1,086,263

U.S. Government Mortgage Backed Agencies 32.6%

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# 383142 7.11%, 10/01/15	623,997	619,365
Pool# MA0598 3.50%, 12/01/20	3,835,015	4,060,472
Pool# 874740 6.32%, 07/01/22	1,646,070	1,927,641
Pool# 874982 6.81%, 11/01/25	1,632,504	1,862,497
Pool# 932840 3.50%, 12/01/25	4,261,757	4,505,643
Pool# AK7645 2.50%, 03/01/27	6,763,722	6,815,770
Pool# 387114 5.62%, 09/01/34	1,085,521	1,180,998
Pool# 773298 2.40%, 04/01/35(a)	1,804,644	1,914,662
Pool# 813605 2.30%, 07/01/36(a)	385,756	408,949
Pool# 745769 2.35%, 07/01/36(a)	2,014,834	2,132,139

Total U.S. Government Mortgage Backed Agencies (cost $24,686,740)		25,428,136

U.S. Government Sponsored & Agency Obligations 45.9%

	Principal Amount	Market Value
Federal Home Loan Banks 1.63%, 06/14/19	4,000,000	3,954,581
5.37%, 09/09/24	2,615,000	3,088,531
Federal Home Loan Mortgage Corp. 1.00%, 07/28/17	6,000,000	5,983,161
Federal National Mortgage Association 8.20%, 03/10/16	5,000,000	5,812,415
2.25%, 03/15/16	6,000,000	6,221,100
1.25%, 01/30/17	6,000,000	6,077,302
Financing Corp. (FICO) 0.00%, 10/05/17	4,966,000	4,734,228

Total U.S. Government Sponsored & Agency Obligations (cost $35,947,840)		35,871,318

U.S. Treasury Bonds 11.0%

	Principal Amount	Market Value
U.S. Treasury Bonds, 2.88%, 05/15/43	2,000,000	1,722,500
U.S. Treasury Inflation Indexed Bonds 1.38%, 07/15/18(b)	1,000,000	1,185,356
0.13%, 01/15/23(b)	2,500,000	2,454,512
2.50%, 01/15/29(b)	1,000,000	1,321,160
0.63%, 02/15/43(b)	2,250,000	1,884,962

Total U.S. Treasury Bonds (cost $9,495,800)		8,568,490

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Government Bond Fund

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	977,664	$977,664

Total Mutual Fund (cost $977,664)		977,664

Total Investments (cost $78,259,845) (d) — 99.9%		77,991,585
Other assets in excess of liabilities — 0.1%		45,917

NET ASSETS — 100.0%		$78,037,502

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date represents the actual maturity date.
(b)	Principal amounts are not adjusted for inflation.
(c)	Represents 7-day effective yield as of January 31, 2014.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $78,259,845, tax unrealized appreciation and depreciation were $1,256,632 and $(1,524,892), respectively.

REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$6,059,714	$—	$6,059,714
Commercial Mortgage Backed Security	—	1,086,263	—	1,086,263
Mutual Fund	977,664	—	—	977,664
U.S. Government Mortgage Backed Agencies	—	25,428,136	—	25,428,136
U.S. Government Sponsored & Agency Obligations	—	35,871,318	—	35,871,318
U.S. Treasury Bonds	—	8,568,490	—	8,568,490

Total	$977,664	$77,013,921	$—	$77,991,585

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Growth Fund

Common Stocks 98.6%

	Shares	Market Value
Aerospace & Defense 5.3%
B/E Aerospace, Inc.*	25,000	$1,986,750
Honeywell International, Inc.	31,600	2,882,868
Huntington Ingalls Industries, Inc.	17,000	1,615,340
Precision Castparts Corp.	12,200	3,107,950

		9,592,908

Automobiles 0.9%
General Motors Co.*	47,000	1,695,760

Beverages 0.8%
Monster Beverage Corp.*	22,000	1,493,800

Biotechnology 5.6%
Biogen Idec, Inc.*	12,500	3,908,000
Cubist Pharmaceuticals, Inc.*	15,000	1,096,350
Gilead Sciences, Inc.*	64,000	5,161,600

		10,165,950

Capital Markets 1.4%
Affiliated Managers Group, Inc.*	12,460	2,482,530

Chemicals 1.8%
Monsanto Co.	30,000	3,196,500

Communications Equipment 1.3%
QUALCOMM, Inc.	31,000	2,300,820

Computers & Peripherals 5.7%
Apple, Inc.	15,000	7,509,000
EMC Corp.	82,000	1,987,680
Stratasys Ltd.*	6,500	783,640

		10,280,320

Consumer Finance 1.6%
Discover Financial Services	55,000	2,950,750

Diversified Financial Services 2.4%
Citigroup, Inc.	35,000	1,660,050
IntercontinentalExchange Group, Inc.	12,600	2,630,754

		4,290,804

Electrical Equipment 5.0%
AMETEK, Inc.	57,000	2,816,940
Eaton Corp. PLC	42,500	3,106,325
Rockwell Automation, Inc.	27,500	3,158,100

		9,081,365

Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	31,500	1,780,065

Energy Equipment & Services 2.2%
Halliburton Co.	46,000	2,254,460
Schlumberger Ltd.	20,340	1,781,174

		4,035,634

Food & Staples Retailing 0.7%
Whole Foods Market, Inc.	24,000	1,254,240

Food Products 1.5%
Hershey Co. (The)	27,000	2,683,800

Health Care Providers & Services 1.7%
McKesson Corp.	18,000	3,139,380

Health Care Technology 1.2%
Cerner Corp.*	39,000	2,218,710

Hotels, Restaurants & Leisure 5.8%
Chipotle Mexican Grill, Inc.*	3,000	1,655,880
Hilton Worldwide Holdings, Inc.*	92,500	2,002,625
Las Vegas Sands Corp.	37,000	2,831,240
Starbucks Corp.	25,000	1,778,000
Starwood Hotels & Resorts Worldwide, Inc.	30,000	2,241,300

		10,509,045

Household Durables 0.8%
Lennar Corp., Class A	35,180	1,412,829

Household Products 1.4%
Colgate-Palmolive Co.	40,000	2,449,200

Information Technology Services 2.6%
Visa, Inc., Class A	22,000	4,739,460

Insurance 2.0%
Aon PLC	27,000	2,172,420
MetLife, Inc.	30,000	1,471,500

		3,643,920

Internet & Catalog Retail 4.1%
Amazon.com, Inc.*	10,000	3,586,900
Groupon, Inc.*	85,000	889,100
priceline.com, Inc.*	2,600	2,976,714

		7,452,714

Internet Software & Services 9.6%
eBay, Inc.*	27,000	1,436,400
Facebook, Inc., Class A*	90,000	5,631,300
Google, Inc., Class A*	7,500	8,857,275
LinkedIn Corp., Class A*	6,600	1,420,386

		17,345,361

Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	19,000	2,187,660

Machinery 1.3%
Pentair Ltd. REG	31,860	2,368,153

Marine 0.8%
Kirby Corp.*	14,500	1,446,955

Media 3.0%
Comcast Corp., Class A	34,000	1,851,300
Walt Disney Co. (The)	48,500	3,521,585

		5,372,885

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Growth Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 2.0%
Concho Resources, Inc.*	14,000	$1,369,060
EOG Resources, Inc.	14,000	2,313,360

		3,682,420

Personal Products 1.3%
Estee Lauder Cos., Inc. (The), Class A	35,000	2,405,900

Pharmaceuticals 3.5%
Actavis PLC*	8,000	1,511,840
Bristol-Myers Squibb Co.	63,200	3,158,104
Roche Holding AG, ADR-CH	25,000	1,715,000

		6,384,944

Road & Rail 2.3%
Canadian Pacific Railway Ltd.	15,000	2,272,200
Union Pacific Corp.	11,400	1,986,336

		4,258,536

Semiconductors & Semiconductor Equipment 2.9%
Avago Technologies Ltd.	33,400	1,824,976
Microchip Technology, Inc.(a)	41,000	1,839,260
NXP Semiconductor NV*	31,400	1,518,190

		5,182,426

Software 9.1%
Adobe Systems, Inc.*	25,000	1,479,750
Red Hat, Inc.*	40,000	2,260,000
Salesforce.com, Inc.*	68,000	4,116,040
ServiceNow, Inc.*	40,000	2,537,200
Splunk, Inc.*	19,270	1,484,368
Tableau Software, Inc., Class A*	13,250	1,070,865
VMware, Inc., Class A*(a)	24,500	2,208,430
Workday, Inc., Class A*	15,500	1,387,870

		16,544,523

Specialty Retail 1.9%
Home Depot, Inc. (The)	45,000	3,458,250

Textiles, Apparel & Luxury Goods 2.3%
Michael Kors Holdings Ltd.*	27,000	2,158,110
NIKE, Inc., Class B	27,500	2,003,375

		4,161,485

Trading Companies & Distributors 0.6%
United Rentals, Inc.*(a)	14,000	1,133,160

Total Common Stocks (cost $145,119,993)		178,783,162

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (b)	2,336,005	$2,336,005

Total Mutual Fund (cost $2,336,005)		2,336,005

Repurchase Agreement 0.7%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14, repurchase price $1,248,689, collateralized by U.S. Government Agency Securities ranging from 1.63% - 5.00%, maturing 04/20/24 - 12/20/43; total market value $1,273,667. (c)	$1,248,686	1,248,686

Total Repurchase Agreement (cost $1,248,686)		1,248,686

Total Investments (cost $148,704,684) (d) — 100.6%		182,367,853
Liabilities in excess of other assets — (0.6%)		(1,044,399)

NET ASSETS — 100.0%		$181,323,454

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $2,497,429, which was collateralized by repurchase agreements with a value of $1,248,686 and $1,324,120 of collateral in the form of U.S. Government Agency and U.S. Treasury Securities, interest rates ranging from 0.13% - 4.25%, and maturity dates ranging from 03/31/14 - 05/15/43, a total value of $2,572,805.
(b)	Represents 7-day effective yield as of January 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2014 was $1,248,686.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $148,969,990, tax unrealized appreciation and depreciation were $34,283,214 and $(885,351), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$178,783,162	$—	$—	$178,783,162
Mutual Fund	2,336,005	—	—	2,336,005
Repurchase Agreement	—	1,248,686	—	1,248,686

Total	$181,119,167	$1,248,686	$—	$182,367,853

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Security 0.2%

	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 5.92%, 02/15/51(a)	$100,000	$111,811

Total Commercial Mortgage Backed Security (cost $79,087)		111,811

Corporate Bonds 96.0%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
B/E Aerospace, Inc., 6.88%, 10/01/20	100,000	109,250
TransDigm, Inc., 7.75%, 12/15/18	100,000	107,000

		216,250

Airlines 0.3%
Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.13%, 04/29/18	175,000	184,188

Auto Components 2.2%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	300,000	318,000
Goodyear Tire & Rubber Co. (The) 8.25%, 08/15/20	150,000	166,687
6.50%, 03/01/21	125,000	133,125
Lear Corp., 4.75%, 01/15/23(b)	125,000	118,125
Schaeffler Holding Finance BV, 7.63%, 08/15/18(b)(c)	400,000	424,000

		1,159,937

Automobiles 0.8%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 06/15/19	205,000	222,938
8.25%, 06/15/21	200,000	224,000

		446,938

Building Products 1.5%
Builders FirstSource, Inc., 7.63%, 06/01/21(b)	175,000	183,750
Building Materials Corp. of America, 6.75%, 05/01/21(b)	175,000	189,875
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 01/31/20(b)	125,000	138,750
USG Corp., 5.88%, 11/01/21(b)	275,000	292,187

		804,562

Capital Markets 0.8%
Credit Suisse Group AG, 7.50%, 12/11/23(b)(d)	400,000	425,000

Chemicals 2.7%
Axiall Corp., 4.88%, 05/15/23(b)	150,000	142,500
Basell Finance Co. BV, Class B, 8.10%, 03/15/27(b)	165,000	215,324
Eagle Spinco, Inc., 4.63%, 02/15/21(b)	125,000	121,875
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 02/01/18	225,000	234,000
INEOS Group Holdings SA, 6.13%, 08/15/18(b)	200,000	203,500
NOVA Chemicals Corp., 5.25%, 08/01/23(b)	125,000	129,642
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 04/01/20(b)	175,000	175,875
SPCM SA, 6.00%, 01/15/22(b)	200,000	212,176

		1,434,892

Commercial Banks 2.6%
Barclays Bank PLC, 7.63%, 11/21/22	200,000	212,993
CIT Group, Inc. 5.50%, 02/15/19(b)	185,000	197,025
5.00%, 08/15/22	150,000	149,437
Credit Agricole SA, 7.87%, 01/23/24(b)(d)	200,000	204,600
Lloyds Banking Group PLC, 6.41%, 10/01/35(b)(d)	200,000	191,500
RBS Capital Trust II, 6.43%, 01/03/34(d)	150,000	140,625
Societe Generale SA, 7.88%, 12/18/23(b)(d)	275,000	283,938
Zions Bancorporation, 5.50%, 11/16/15	15,000	15,900

		1,396,018

Commercial Services & Supplies 5.0%
ADT Corp. (The), 6.25%, 10/15/21(b)	175,000	181,125
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(b)	250,000	269,375
Ceridian Corp., 11.25%, 11/15/15	180,000	180,450
Clean Harbors, Inc., 5.25%, 08/01/20	75,000	76,594
ExamWorks Group, Inc., 9.00%, 07/15/19	425,000	463,250
FTI Consulting, Inc., 6.75%, 10/01/20	100,000	108,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies (continued)
Mustang Merger Corp., 8.50%, 08/15/21(b)	$275,000	$299,062
Premier Graphics, Inc., 11.50%, 12/01/05(e)(f)	4,250,000	0
RR Donnelley & Sons Co., 7.88%, 03/15/21	100,000	111,000
ServiceMaster Co. 8.00%, 02/15/20	155,000	161,200
7.00%, 08/15/20	225,000	227,812
TMS International Corp., 7.63%, 10/15/21(b)	275,000	293,563
Valassis Communications, Inc., 6.63%, 02/01/21	275,000	279,125

		2,650,556

Communications Equipment 0.3%
Avaya, Inc., 7.00%, 04/01/19(b)	150,000	147,750

Construction & Engineering 0.3%
Abengoa Finance SAU, 7.75%, 02/01/20(b)	150,000	159,896

Construction Materials 1.4%
Cemex SAB de CV 5.88%, 03/25/19(b)	200,000	200,849
7.25%, 01/15/21(b)	200,000	206,472
Vulcan Materials Co., 7.50%, 06/15/21	300,000	345,750

		753,071

Consumer Finance 3.8%
Ally Financial, Inc. 8.00%, 03/15/20	325,000	388,375
8.00%, 11/01/31	135,000	162,675
ILFC E-Capital Trust I, 5.46%, 12/21/65(a)(b)	195,000	177,450
International Lease Finance Corp., 7.13%, 09/01/18(b)	450,000	522,000
SLM Corp. 8.45%, 06/15/18	125,000	144,095
5.50%, 01/15/19	125,000	127,832
8.00%, 03/25/20	225,000	251,015
Springleaf Finance Corp., 6.90%, 12/15/17	240,000	260,400

		2,033,842

Containers & Packaging 1.1%
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	150,000	141,188
Graphic Packaging International, Inc., 4.75%, 04/15/21	125,000	123,125
Sealed Air Corp. 8.38%, 09/15/21(b)	240,000	273,600
5.25%, 04/01/23(b)	75,000	73,781

		611,694

Distributors 0.7%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(b)	175,000	176,750
LKQ Corp., 4.75%, 05/15/23(b)	150,000	140,625
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	67,000	71,522

		388,897

Diversified Financial Services 1.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00%, 08/01/20(b)	175,000	179,375
5.88%, 02/01/22(b)	100,000	99,125
Interactive Data Corp., 10.25%, 08/01/18	25,000	27,500
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.38%, 04/01/20(b)	200,000	209,500
MPH Intermediate Holding Co. 2, 9.13%, 08/01/18(b)(c)	125,000	129,688
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	360,325

		1,005,513

Diversified Telecommunication Services 6.0%
CenturyLink, Inc., Series S, 6.45%, 06/15/21	130,000	135,184
CenturyLink, Inc., Series W, 6.75%, 12/01/23	75,000	76,250
CenturyLink, Inc., Series P, 7.60%, 09/15/39	75,000	66,758
Embarq Corp., 8.00%, 06/01/36	75,000	77,703
Frontier Communications Corp. 8.50%, 04/15/20	275,000	307,312
9.25%, 07/01/21	100,000	114,500
9.00%, 08/15/31	230,000	228,850
Level 3 Communications, Inc., 11.88%, 02/01/19	190,000	217,075
Level 3 Financing, Inc., 6.13%, 01/15/21(b)	75,000	76,500
Lynx II Corp., 6.38%, 04/15/23(b)	200,000	203,500
Sable International Finance Ltd., 7.75%, 02/15/17(b)	125,000	130,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Sprint Capital Corp. 6.90%, 05/01/19	$175,000	$188,562
8.75%, 03/15/32	175,000	189,438
Telecom Italia Capital SA, 7.20%, 07/18/36	150,000	151,427
West Corp., 7.88%, 01/15/19	250,000	268,750
Wind Acquisition Finance SA 11.75%, 07/15/17(b)	270,000	284,850
7.25%, 02/15/18(b)	225,000	236,250
Windstream Corp., 7.75%, 10/01/21	250,000	262,500

		3,215,721

Electric Utilities 1.1%
AES Corp. (The), 8.00%, 06/01/20	285,000	329,888
FirstEnergy Corp., Series C, 7.38%, 11/15/31	250,000	284,439

		614,327

Electrical Equipment 0.2%
Coleman Cable, Inc., 9.00%, 02/15/18	115,000	120,463

Electronic Equipment, Instruments & Components 0.3%
Flextronics International Ltd., 5.00%, 02/15/23	175,000	169,969

Energy Equipment & Services 1.6%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22	125,000	132,187
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20(b)	300,000	321,750
Key Energy Services, Inc., 6.75%, 03/01/21	275,000	282,562
SESI LLC, 7.13%, 12/15/21	115,000	127,363

		863,862

Food & Staples Retailing 0.6%
CST Brands, Inc., 5.00%, 05/01/23	25,000	24,250
Rite Aid Corp., 9.25%, 03/15/20	150,000	170,625
Roundy’s Supermarkets, Inc., 10.25%, 12/15/20(b)	125,000	132,187

		327,062

Food Products 1.5%
Agrokor DD, 8.88%, 02/01/20(b)	300,000	322,772
ARAMARK Corp., 5.75%, 03/15/20(b)	125,000	129,687
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20(b)	125,000	132,188
Michael Foods, Inc., 9.75%, 07/15/18	220,000	237,600

		822,247

Gas Utilities 4.3%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 08/01/23	300,000	287,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 03/01/22(b)	150,000	153,000
El Paso Corp., 7.75%, 01/15/32	270,000	278,161
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 03/15/18	150,000	157,287
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 05/15/21(b)	250,000	260,625
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	250,000	266,250
Sabine Pass Liquefaction LLC 5.63%, 02/01/21(b)	675,000	671,625
6.25%, 03/15/22(b)	100,000	100,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20(b)	125,000	127,969

		2,302,167

Health Care Providers & Services 4.2%
Biomet, Inc., 6.50%, 08/01/20	225,000	240,187
CHS/Community Health Systems, Inc. 5.13%, 08/15/18	125,000	132,031
7.13%, 07/15/20	225,000	239,625
5.13%, 08/01/21(b)	75,000	75,375
6.88%, 02/01/22(b)	125,000	128,281
ConvaTec Healthcare E SA, 10.50%, 12/15/18(b)	150,000	168,000
HCA, Inc. 7.75%, 05/15/21	150,000	164,438
7.50%, 02/15/22	375,000	423,750
5.88%, 03/15/22	100,000	105,500
Hologic, Inc., 6.25%, 08/01/20	50,000	52,438
Omnicare, Inc., 7.75%, 06/01/20	42,000	46,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. 8.00%, 08/01/20	$160,000	$174,800
6.00%, 10/01/20(b)	75,000	79,125
United Surgical Partners International, Inc., 9.00%, 04/01/20	200,000	223,000

		2,252,750

Healthcare 0.5%
Tenet Healthcare Corp.
4.38%, 10/01/21	175,000	168,000
8.13%, 04/01/22	75,000	81,938

		249,938

Hotels, Restaurants & Leisure 3.5%
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/17	100,000	101,750
8.00%, 10/01/20(b)	75,000	78,187
Diamond Resorts Corp., 12.00%, 08/15/18	365,000	401,044
Felcor Lodging LP, 6.75%, 06/01/19	165,000	177,375
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20(b)	125,000	126,562
MGM Resorts International, 10.00%, 11/01/16	240,000	288,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	250,000	253,750
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21(b)	175,000	191,187
Speedway Motorsports, Inc., 6.75%, 02/01/19	75,000	79,313
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21(b)	150,000	144,750
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(b)	65,000	57,038

		1,898,956

Household Durables 1.7%
DR Horton, Inc., 4.38%, 09/15/22	200,000	190,000
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20(b)	125,000	134,062
KB Home, 7.25%, 06/15/18	150,000	166,875
Standard Pacific Corp. 10.75%, 09/15/16	115,000	139,438
8.38%, 01/15/21	150,000	175,500
WESCO Distribution, Inc., 5.38%, 12/15/21(b)	100,000	100,250

		906,125

Household Products 0.4%
Spectrum Brands, Inc. 6.38%, 11/15/20	100,000	106,750
6.63%, 11/15/22	75,000	79,969

		186,719

Industrial Conglomerates 0.3%
Bombardier, Inc., 7.75%, 03/15/20(b)	150,000	165,375

Information Technology Services 1.3%
First Data Corp. 12.63%, 01/15/21	350,000	408,188
10.63%, 06/15/21(b)	250,000	272,500

		680,688

Insurance 0.7%
AXA SA, 6.38%, 12/14/36(b)(d)	150,000	148,500
Liberty Mutual Group, Inc., 10.75%, 06/15/88(a)(b)	90,000	135,900
XL Group PLC, Series E, 6.50%, 04/15/17(d)	75,000	73,687

		358,087

Internet Software & Services 0.8%
Equinix, Inc. 7.00%, 07/15/21	150,000	164,250
5.38%, 04/01/23	250,000	245,625

		409,875

Leisure Equipment & Products 0.1%
Brunswick Corp., 4.63%, 05/15/21(b)	75,000	71,062

Machinery 1.4%
Case New Holland, Inc., 7.88%, 12/01/17	225,000	263,250
Huntington Ingalls Industries, Inc., 7.13%, 03/15/21	100,000	110,250
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	150,000	168,375
Severstal Columbus LLC, 10.25%, 02/15/18	200,000	209,500

		751,375

Marine 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21(b)	125,000	129,592

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Marine (continued)
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc, 7.38%, 01/15/22(b)	$150,000	$154,500

		284,092

Media 9.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.13%, 04/30/20	475,000	516,562
6.50%, 04/30/21	100,000	104,250
6.63%, 01/31/22	125,000	130,625
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(b)	125,000	117,187
Cinemark USA, Inc., 4.88%, 06/01/23	150,000	141,375
Clear Channel Communications, Inc. 9.00%, 12/15/19	125,000	127,187
14.00%, 02/01/21(b)(c)	190,422	178,045
Cogeco Cable, Inc., 4.88%, 05/01/20(b)	150,000	147,120
CSC Holdings LLC, 8.63%, 02/15/19	100,000	117,000
DISH DBS Corp., 7.88%, 09/01/19	525,000	599,156
Gannett Co., Inc. 5.13%, 07/15/20(b)	50,000	50,250
6.38%, 10/15/23(b)	100,000	102,750
Intelsat Jackson Holdings SA 7.25%, 10/15/20	375,000	406,406
5.50%, 08/01/23(b)	125,000	119,063
Intelsat Luxembourg SA 6.75%, 06/01/18(b)	50,000	53,125
7.75%, 06/01/21(b)	125,000	134,062
Lamar Media Corp., 5.38%, 01/15/24(b)	25,000	25,250
McClatchy Co. (The), 9.00%, 12/15/22	300,000	333,000
Nara Cable Funding Ltd., 8.88%, 12/01/18(b)	400,000	431,000
Ono Finance II PLC, 10.88%, 07/15/19(b)	150,000	164,625
Sirius XM Radio, Inc. 4.25%, 05/15/20(b)	75,000	69,938
5.75%, 08/01/21(b)	75,000	74,906
4.63%, 05/15/23(b)	100,000	89,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 01/15/23(b)	275,000	275,688
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	250,000	278,125
WMG Acquisition Corp., 6.00%, 01/15/21(b)	135,000	139,388

		4,925,083

Metals & Mining 2.9%
ArcelorMittal 6.75%, 02/25/22	200,000	216,007
7.50%, 10/15/39	150,000	148,893
7.25%, 03/01/41	125,000	120,495
Arch Coal, Inc., 9.88%, 06/15/19	175,000	153,125
Commercial Metals Co., 4.88%, 05/15/23	150,000	140,812
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19(b)	150,000	166,500
Hecla Mining Co., 6.88%, 05/01/21	275,000	263,313
Murray Energy Corp., 8.63%, 06/15/21(b)	125,000	131,250
Steel Dynamics, Inc., 5.25%, 04/15/23	100,000	100,750
Westmoreland Escrow Corp., 10.75%, 02/01/18(b)	100,000	108,500

		1,549,645

Multi-Utilities & Unregulated Power 1.1%
Calpine Corp. 7.88%, 07/31/20(b)	160,000	175,200
6.00%, 01/15/22(b)	125,000	129,375
NRG Energy, Inc., 8.25%, 09/01/20	275,000	300,437

		605,012

Office Electronics 0.4%
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	175,000	192,500

Oil, Gas & Consumable Fuels 11.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.63%, 10/15/18	240,000	258,000
Antero Resources Finance Corp. 6.00%, 12/01/20	325,000	342,469
5.38%, 11/01/21(b)	100,000	101,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	275,000	292,531
Chesapeake Energy Corp., 6.63%, 08/15/20	125,000	139,687
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	275,000	290,125
Continental Resources, Inc. 5.00%, 09/15/22	200,000	206,250
4.50%, 04/15/23	200,000	205,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	$275,000	$316,250
Forest Oil Corp., 7.25%, 06/15/19	137,000	131,178
Halcon Resources Corp., 9.75%, 07/15/20	125,000	129,375
Hilcorp Energy I LP/Hilcorp Finance Co. 8.00%, 02/15/20(b)	85,000	92,225
7.63%, 04/15/21(b)	150,000	162,750
Kodiak Oil & Gas Corp., 5.50%, 02/01/22	125,000	123,750
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21(b)	100,000	97,750
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 04/15/20	185,000	201,188
7.75%, 02/01/21	240,000	254,400
Memorial Production Partners LP/Memorial Production Finance Corp. 7.63%, 05/01/21	175,000	181,125
7.63%, 05/01/21(b)	100,000	103,500
Memorial Resource Development LLC/Memorial Resource Finance Corp., 10.00%, 12/15/18(b)(c)	175,000	175,875
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.75%, 10/01/20	450,000	488,250
Oasis Petroleum, Inc. 6.50%, 11/01/21	125,000	133,125
6.88%, 03/15/22(b)	250,000	265,000
Offshore Group Investment Ltd., 7.50%, 11/01/19	125,000	133,993
Pacific Drilling SA, 5.38%, 06/01/20(b)	500,000	499,511
PetroBakken Energy Ltd., 8.63%, 02/01/20(b)	225,000	227,430
Quicksilver Resources, Inc. 7.13%, 04/01/16	115,000	110,112
9.13%, 08/15/19	75,000	75,094
Samson Investment Co., 10.50%, 02/15/20(b)	125,000	137,500
SandRidge Energy, Inc., 8.75%, 01/15/20	110,000	117,700
Ultra Petroleum Corp., 5.75%, 12/15/18(b)	75,000	77,250

		6,069,643

Paper & Forest Products 1.6%
Boise Cascade Co., 6.38%, 11/01/20	200,000	208,500
Clearwater Paper Corp., 4.50%, 02/01/23	25,000	22,750
Masco Corp., 7.13%, 03/15/20	150,000	172,125
Mercer International, Inc., 9.50%, 12/01/17	205,000	223,450
Smurfit Kappa Acquisitions, 4.88%, 09/15/18(b)	200,000	208,263

		835,088

Personal Products 0.5%
Revlon Consumer Products Corp., 5.75%, 02/15/21	250,000	248,125

Pharmaceuticals 1.9%
Capsugel SA, 7.00%, 05/15/19(b)(c)	125,000	128,313
Endo Health Solutions, Inc., 7.25%, 01/15/22	100,000	106,750
Forest Laboratories, Inc., 5.00%, 12/15/21(b)	50,000	49,625
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20	75,000	78,562
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23(b)	150,000	163,125
Valeant Pharmaceuticals International, Inc. 7.00%, 10/01/20(b)	295,000	316,756
5.63%, 12/01/21(b)	75,000	77,719
VPI Escrow Corp., 6.38%, 10/15/20(b)	75,000	80,063

		1,000,913

Real Estate Investment Trusts (REITs) 0.1%
Geo Group, Inc. (The), 5.13%, 04/01/23	75,000	69,750

Real Estate Management & Development 0.6%
CBRE Services, Inc., 5.00%, 03/15/23	175,000	167,562
Realogy Group LLC, 7.88%, 02/15/19(b)	150,000	163,125

		330,687

Road & Rail 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23	100,000	97,625
Hertz Corp. (The), 5.88%, 10/15/20	100,000	103,500

		201,125

Semiconductors & Semiconductor Equipment 0.7%
Freescale Semiconductor, Inc., 10.75%, 08/01/20	151,000	172,895
NXP BV/NXP Funding LLC, 5.75%, 02/15/21(b)	200,000	207,000

		379,895

Software 2.8%
Activision Blizzard, Inc., 5.63%, 09/15/21(b)	75,000	78,000
BMC Software Finance, Inc., 8.13%, 07/15/21(b)	125,000	128,437
Epicor Software Corp., 8.63%, 05/01/19	200,000	217,000
Healthcare Technology Intermediate, Inc., 8.12%, 09/01/18(b)(c)	175,000	181,125
IMS Health, Inc., 6.00%, 11/01/20(b)	125,000	133,125
Infor US, Inc. 11.50%, 07/15/18	75,000	86,438
9.38%, 04/01/19	175,000	196,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Software (continued)
MedAssets, Inc., 8.00%, 11/15/18	$300,000	$323,625
NCR Corp.
5.88%, 12/15/21(b)	125,000	129,063
6.38%, 12/15/23(b)	50,000	51,625

		1,525,094

Specialty Retail 3.3%
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/19	275,000	305,937
Burlington Holdings LLC/Burlington Holding Finance, Inc., 9.75%, 02/15/18(b)(c)	36,000	36,540
Claire’s Stores, Inc.
8.88%, 03/15/19	150,000	145,125
9.00%, 03/15/19(b)	125,000	130,937
7.75%, 06/01/20(b)	175,000	150,063
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 8.25%, 08/01/18(b)(c)	125,000	128,437
Michaels Stores, Inc., 5.88%, 12/15/20(b)	75,000	74,813
Party City Holdings, Inc., 8.88%, 08/01/20	175,000	194,688
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 9.50%, 08/15/19(b)(c)	75,000	77,250
Petco Animal Supplies, Inc., 9.25%, 12/01/18(b)	195,000	208,650
Petco Holdings, Inc., 8.50%, 10/15/17(b)(c)	150,000	153,000
rue21, Inc., 9.00%, 10/15/21(b)	200,000	147,000

		1,752,440

Textiles, Apparel & Luxury Goods 0.3%
William Carter Co. (The), 5.25%, 08/15/21(b)	150,000	151,125

Wireless Telecommunication Services 2.1%
MetroPCS Wireless, Inc., 6.63%, 04/01/23(b)	150,000	155,250
Sprint Corp.
7.25%, 09/15/21(b)	75,000	80,812
7.13%, 06/15/24(b)	75,000	75,563
Sprint Nextel Corp.
9.13%, 03/01/17	150,000	176,250
8.38%, 08/15/17	390,000	450,450
9.00%, 11/15/18(b)	135,000	163,013

		1,101,338

Total Corporate Bonds (cost $49,795,546)		51,407,327

Common Stock 0.0%†

	Shares	Market Value
Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc.*(e)(g)	972	0

Total Common Stock (cost $—)		0

Warrant 0.0%†

	Number of Warrants	Market Value
Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 06/08/18*(e)(g)	8,400	0

Total Warrant (cost $0)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Yankee Dollar 0.6%

	Principal Amount	Market Value
Commercial Banks 0.6%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	325,000	$333,769

Total Yankee Dollar (cost $329,139)		333,769

Mutual Fund 1.9%

	Shares	Market Value
Money Market Fund 1.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (h)	1,011,058	1,011,058

Total Mutual Fund (cost $1,011,058)		1,011,058

Total Investments (cost $51,214,830) (i) — 98.7%		52,863,965
Other assets in excess of liabilities — 1.3%		712,520

NET ASSETS — 100.0%		$53,576,485

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $21,883,169 which represents 40.84% of net assets.
(c)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date reflects the next call date.
(e)	Fair valued security.
(f)	Security in default.
(g)	Illiquid security.
(h)	Represents 7-day effective yield as of January 31, 2014.
(i)	At January 31, 2014, the tax basis cost of the Fund’s investments was $51,218,946, tax unrealized appreciation and depreciation were $2,050,309 and $(405,290), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$111,811	$—	$111,811
Common Stock	—	—	—	—

Corporate Bonds
Aerospace & Defense	—	216,250	—	216,250
Airlines	—	184,188	—	184,188
Auto Components	—	1,159,937	—	1,159,937
Automobiles	—	446,938	—	446,938
Building Products	—	804,562	—	804,562
Capital Markets	—	425,000	—	425,000
Chemicals	—	1,434,892	—	1,434,892
Commercial Banks	—	1,396,018	—	1,396,018
Commercial Services & Supplies	—	2,650,556	—	2,650,556
Communications Equipment	—	147,750	—	147,750
Construction & Engineering	—	159,896	—	159,896
Construction Materials	—	753,071	—	753,071
Consumer Finance	—	2,033,842	—	2,033,842
Containers & Packaging	—	611,694	—	611,694
Distributors	—	388,897	—	388,897
Diversified Financial Services	—	1,005,513	—	1,005,513
Diversified Telecommunication Services	—	3,215,721	—	3,215,721
Electric Utilities	—	614,327	—	614,327
Electrical Equipment	—	120,463	—	120,463
Electronic Equipment, Instruments & Components	—	169,969	—	169,969
Energy Equipment & Services	—	863,862	—	863,862

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Food & Staples Retailing	$—	$327,062	$—	$327,062
Food Products	—	822,247	—	822,247
Gas Utilities	—	2,302,167	—	2,302,167
Health Care Providers & Services	—	2,252,750	—	2,252,750
Healthcare	—	249,938	—	249,938
Hotels, Restaurants & Leisure	—	1,898,956	—	1,898,956
Household Durables	—	906,125	—	906,125
Household Products	—	186,719	—	186,719
Industrial Conglomerates	—	165,375	—	165,375
Information Technology Services	—	680,688	—	680,688
Insurance	—	358,087	—	358,087
Internet Software & Services	—	409,875	—	409,875
Leisure Equipment & Products	—	71,062	—	71,062
Machinery	—	751,375	—	751,375
Marine	—	284,092	—	284,092
Media	—	4,925,083	—	4,925,083
Metals & Mining	—	1,549,645	—	1,549,645
Multi-Utilities & Unregulated Power	—	605,012	—	605,012
Office Electronics	—	192,500	—	192,500
Oil, Gas & Consumable Fuels	—	6,069,643	—	6,069,643
Paper & Forest Products	—	835,088	—	835,088
Personal Products	—	248,125	—	248,125
Pharmaceuticals	—	1,000,913	—	1,000,913
Real Estate Investment Trusts (REITs)	—	69,750	—	69,750
Real Estate Management & Development	—	330,687	—	330,687
Road & Rail	—	201,125	—	201,125
Semiconductors & Semiconductor Equipment	—	379,895	—	379,895
Software	—	1,525,094	—	1,525,094
Specialty Retail	—	1,752,440	—	1,752,440
Textiles, Apparel & Luxury Goods	—	151,125	—	151,125
Wireless Telecommunication Services	—	1,101,338	—	1,101,338

Total Corporate Bonds	$—	$51,407,327	$—	$51,407,327

Mutual Fund	1,011,058	—	—	1,011,058
Warrant	—	—	—	—
Yankee Dollar	—	333,769	—	333,769

Total	$1,011,058	$51,852,907	$—	$52,863,965

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2014, the Fund held 1 corporate bond, 1 common stock, and 1 warrant investment that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Bonds 98.5%

	Principal Amount^	Market Value
U.S. Treasury Inflation Indexed Bonds 1.88%, 07/15/15	$13,500,000	$17,045,713
0.13%, 04/15/16	19,100,000	20,779,023
0.13%, 04/15/17	20,500,000	21,772,125
1.13%, 01/15/21	9,750,000	11,138,031
0.63%, 07/15/21	4,700,000	5,048,605
0.13%, 07/15/22	20,000,000	19,962,981
2.38%, 01/15/25	13,300,000	19,505,215
3.63%, 04/15/28	5,350,000	10,522,132
3.88%, 04/15/29	3,300,000	6,627,494
2.13%, 02/15/41	9,900,000	12,538,401

Total U.S. Treasury Bonds (cost $156,798,469)		144,939,720

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (a)	1,909,689	1,909,689

Total Mutual Fund (cost $1,909,689)		1,909,689

Total Investments (cost $158,708,158) (b) — 99.8%		146,849,409
Other assets in excess of liabilities — 0.2%		258,486

NET ASSETS — 100.0%		$147,107,895

^	Principal amounts are not adjusted for inflation.
(a)	Represents 7-day effective yield as of January 31, 2014.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $158,708,158, tax unrealized appreciation and depreciation were $66,710 and $(11,925,459), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Inflation-Protected Securities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Mutual Fund	$1,909,689	$—	$—	$1,909,689
U.S. Treasury Bonds	—	144,939,720	—	144,939,720

Total	$1,909,689	$144,939,720	$—	$146,849,409

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks 97.6%

	Shares	Market Value
AUSTRALIA 7.2%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.(a)	93,307	$455,681

Airlines 0.0%†
Qantas Airways Ltd.*	148,548	142,242

Beverages 0.1%
Coca-Cola Amatil Ltd.	79,425	812,126
Treasury Wine Estates Ltd.	91,860	293,837

		1,105,963

Biotechnology 0.2%
CSL Ltd.	65,683	4,042,915

Capital Markets 0.1%
Macquarie Group Ltd.	38,103	1,797,481

Chemicals 0.1%
Incitec Pivot Ltd.	230,903	576,786
Orica Ltd.	51,034	1,050,497

		1,627,283

Commercial Banks 2.6%
Australia & New Zealand Banking Group Ltd.	368,792	9,714,077
Bank of Queensland Ltd.	42,722	426,046
Bendigo and Adelaide Bank Ltd.	54,466	552,745
Commonwealth Bank of Australia	216,228	14,038,909
National Australia Bank Ltd.	314,713	9,149,208
Westpac Banking Corp.	417,265	11,245,949

		45,126,934

Commercial Services & Supplies 0.1%
Brambles Ltd.	208,559	1,643,993

Construction & Engineering 0.0%†
Leighton Holdings Ltd.(a)	24,785	356,213

Construction Materials 0.0%†
Boral Ltd.(a)	104,859	435,505

Containers & Packaging 0.1%
Amcor Ltd.	161,329	1,513,316

Diversified Financial Services 0.1%
ASX Ltd.	25,596	797,092

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	576,721	2,595,712

Electric Utilities 0.0%†
SP AusNet	238,266	259,128

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	29,376	423,121

Food & Staples Retailing 0.6%
Metcash Ltd.(a)	126,683	334,303
Wesfarmers Ltd.	132,996	4,879,848
Woolworths Ltd.	166,637	4,967,945

		10,182,096

Gas Utilities 0.0%†
APA Group	117,425	615,248

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.(a)	7,953	398,210

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	18,300	702,666
Sonic Healthcare Ltd.	52,565	758,723

		1,461,389

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	49,586	723,697
Echo Entertainment Group Ltd.	107,945	223,063
Flight Centre Travel Group Ltd.	7,812	323,742
Tabcorp Holdings Ltd.	99,954	301,970
Tatts Group Ltd.	189,277	494,789

		2,067,261

Information Technology Services 0.0%†
Computershare Ltd.	60,997	595,934

Insurance 0.4%
AMP Ltd.	394,990	1,474,354
Insurance Australia Group Ltd.	274,765	1,316,090
QBE Insurance Group Ltd.	159,009	1,597,374
Suncorp Group Ltd.	173,693	1,846,412

		6,234,230

Media 0.0%†
REA Group Ltd.(a)	7,038	250,132

Metals & Mining 1.1%
Alumina Ltd.*(a)	335,730	372,348
BHP Billiton Ltd.	430,993	13,763,885
Fortescue Metals Group Ltd.(a)	204,746	949,705
Iluka Resources Ltd.(a)	59,178	451,779
Newcrest Mining Ltd.	100,359	827,781
Rio Tinto Ltd.(a)	57,752	3,281,591

		19,647,089

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	81,377	213,164

Multi-Utilities 0.1%
AGL Energy Ltd.	71,992	958,059

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	18,105	306,560
Origin Energy Ltd.	144,840	1,770,049
Santos Ltd.	127,473	1,489,369
Woodside Petroleum Ltd.	87,884	2,874,228

		6,440,206

Professional Services 0.1%
ALS Ltd.(a)	50,408	352,005
Seek Ltd.(a)	45,735	496,454

		848,459

Real Estate Investment Trusts (REITs) 0.5%
BGP Holdings PLC*(b)	1,554,139	0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) (continued)
CFS Retail Property Trust Group	275,423	$467,148
Dexus Property Group	636,787	555,382
Federation Centres Ltd.	203,428	403,609
Goodman Group	223,981	915,198
GPT Group	231,962	733,022
Mirvac Group	481,033	702,955
Stockland(a)	307,687	977,043
Westfield Group	277,239	2,478,972
Westfield Retail Trust	397,390	1,049,901

		8,283,230

Real Estate Management & Development 0.0%†
Lend Lease Group	76,413	703,893

Road & Rail 0.1%
Asciano Ltd.	130,648	641,203
Aurizon Holdings Ltd.	262,706	1,129,739

		1,770,942

Transportation Infrastructure 0.1%
Sydney Airport	154,029	531,222
Transurban Group	180,660	1,091,571

		1,622,793

		124,614,914

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG	33,423	1,212,677
Raiffeisen Bank International AG	7,081	271,515

		1,484,192

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	32,611	284,894

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,582	217,387

Machinery 0.0%†
Andritz AG	10,214	560,461

Metals & Mining 0.1%
Voestalpine AG	15,441	691,106

Oil, Gas & Consumable Fuels 0.1%
OMV AG	19,520	844,591

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	52,445	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	132,637	625,598

		4,708,229

BELGIUM 1.1%
Beverages 0.6%
Anheuser-Busch InBev NV	107,702	10,322,461

Chemicals 0.1%
Solvay SA	7,595	1,060,428
Umicore SA	15,154	647,974

		1,708,402

Commercial Banks 0.1%
KBC Groep NV	33,535	1,977,903

Diversified Financial Services 0.0%†
Groupe Bruxelles Lambert SA	11,051	996,998

Diversified Telecommunication Services 0.0%†
Belgacom SA	21,466	612,775

Food & Staples Retailing 0.1%
Colruyt SA	10,638	603,477
Delhaize Group SA	14,290	917,824

		1,521,301

Insurance 0.1%
Ageas	29,906	1,283,317

Media 0.0%†
Telenet Group Holding NV	6,966	413,852

Pharmaceuticals 0.1%
UCB SA	15,079	1,066,232

		19,903,241

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	50,949	1,830,309

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	284,166	255,776

DENMARK 1.2%
Beverages 0.1%
Carlsberg A/S, Class B	13,737	1,341,294

Biotechnology 0.1%
Novozymes A/S, Class B	29,391	1,270,074

Commercial Banks 0.1%
Danske Bank A/S*	88,298	1,997,065

Diversified Telecommunication Services 0.0%†
TDC A/S	108,843	1,023,989

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	14,802	1,111,934
William Demant Holding A/S*	3,554	327,060

		1,438,994

Insurance 0.0%†
Tryg A/S	3,656	349,128

Marine 0.2%
AP Moeller - Maersk A/S, Class A	77	824,230
AP Moeller - Maersk A/S, Class B	177	1,977,750

		2,801,980

Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B	266,270	10,540,295

Road & Rail 0.0%†
DSV A/S	24,111	774,142

		21,536,961

FINLAND 0.9%
Auto Components 0.1%
Nokian Renkaat OYJ	15,662	658,944

Communications Equipment 0.2%
Nokia OYJ*	499,224	3,455,042

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	20,155	394,730

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FINLAND (continued)
Diversified Telecommunication Services 0.0%†
Elisa OYJ	19,698	$504,951

Electric Utilities 0.1%
Fortum OYJ	58,653	1,260,477

Insurance 0.2%
Sampo OYJ, Class A	55,133	2,556,401

Machinery 0.2%
Kone OYJ, Class B(a)	41,890	1,699,932
Metso OYJ	15,792	492,961
Wartsila OYJ Abp	22,976	1,244,197

		3,437,090

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ(a)	16,903	301,725

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	76,005	709,376
UPM-Kymmene OYJ	71,962	1,102,216

		1,811,592

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,417	350,189

		14,731,141

FRANCE 9.5%
Aerospace & Defense 0.6%
Airbus Group NV	79,149	5,607,337
Safran SA	36,335	2,582,193
Thales SA	12,489	812,716
Zodiac Aerospace	4,712	831,267

		9,833,513

Auto Components 0.2%
Cie Generale des Etablissements Michelin	24,782	2,606,828
Valeo SA	10,084	1,125,228

		3,732,056

Automobiles 0.1%
Renault SA	25,953	2,254,512

Beverages 0.2%
Pernod Ricard SA	28,293	3,038,411
Remy Cointreau SA(a)	3,713	276,850

		3,315,261

Building Products 0.2%
Compagnie de Saint-Gobain	54,165	2,840,552

Chemicals 0.4%
Air Liquide SA	41,819	5,248,259
Arkema SA	8,422	897,052

		6,145,311

Commercial Banks 1.1%
BNP Paribas SA	133,021	10,269,906
Credit Agricole SA*	132,797	1,781,899
Natixis	124,346	729,431
Societe Generale SA	96,349	5,443,705

		18,224,941

Commercial Services & Supplies 0.1%
Edenred	27,272	761,004
Societe BIC SA	4,012	461,682

		1,222,686

Communications Equipment 0.1%
Alcatel-Lucent*	371,900	1,487,480

Construction & Engineering 0.3%
Bouygues SA	25,687	981,807
Vinci SA	63,020	4,120,833

		5,102,640

Construction Materials 0.1%
Imerys SA	4,678	380,375
Lafarge SA	25,058	1,796,103

		2,176,478

Diversified Financial Services 0.0%†
Eurazeo SA	4,071	290,929
Wendel SA	4,324	586,083

		877,012

Diversified Telecommunication Services 0.5%
Iliad SA	3,172	725,664
Orange SA	248,729	3,079,076
Vivendi SA	159,265	4,275,327

		8,080,067

Electric Utilities 0.1%
Electricite de France	31,789	1,079,127

Electrical Equipment 0.5%
Alstom SA	28,686	810,269
Legrand SA	34,999	1,855,194
Schneider Electric SA	2,364	190,326
Schneider Electric SA	70,592	5,687,596

		8,543,385

Energy Equipment & Services 0.1%
CGG SA*(a)	22,361	332,159
Technip SA	14,000	1,193,773

		1,525,932

Food & Staples Retailing 0.2%
Carrefour SA	82,057	2,819,675
Casino Guichard Perrachon SA	7,857	809,821

		3,629,496

Food Products 0.3%
Danone SA	76,183	5,029,456

Health Care Equipment & Supplies 0.2%
Essilor International SA	27,158	2,725,272

Hotels, Restaurants & Leisure 0.1%
Accor SA	21,212	1,011,177
Sodexo(a)	12,077	1,189,385

		2,200,562

Information Technology Services 0.1%
AtoS	9,372	819,592
Cap Gemini SA	19,206	1,306,468

		2,126,060

Insurance 0.4%
AXA SA	240,755	6,315,237
CNP Assurances	22,507	440,366
SCOR SE	20,553	665,845

		7,421,448

Machinery 0.0%†
Vallourec SA	14,647	731,262

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Media 0.2%
Eutelsat Communications SA	18,401	$558,313
JCDecaux SA	8,908	379,877
Lagardere SCA	14,952	527,804
Publicis Groupe SA	23,414	2,073,001

		3,538,995

Multi-Utilities 0.3%
GDF Suez	177,877	3,926,365
Suez Environnement Co.	38,998	698,482
Veolia Environnement SA	47,284	741,338

		5,366,185

Oil, Gas & Consumable Fuels 0.9%
Total SA	286,727	16,358,259

Personal Products 0.3%
L’Oreal SA	32,438	5,325,496

Pharmaceuticals 0.9%
Sanofi	160,244	15,665,613

Professional Services 0.0%†
Bureau Veritas SA	29,635	769,825

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions REG	3,804	311,734
Gecina SA	3,031	369,258
ICADE	4,938	433,080
Klepierre	13,379	579,848
Unibail-Rodamco SE	12,708	3,058,461

		4,752,381

Software 0.1%
Dassault Systemes	8,115	962,382

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,129	1,303,167
Kering	10,235	2,041,256
LVMH Moet Hennessy Louis Vuitton SA	33,971	6,043,236

		9,387,659

Trading Companies & Distributors 0.0%†
Rexel SA	29,405	755,126

Transportation Infrastructure 0.1%
Aeroports de Paris	3,985	449,610
Groupe Eurotunnel SA REG	73,811	813,792

		1,263,402

		164,449,832

GERMANY 8.6%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	120,665	4,167,506

Airlines 0.1%
Deutsche Lufthansa AG REG*	32,226	765,499

Auto Components 0.2%
Continental AG	14,810	3,178,449

Automobiles 1.0%
Bayerische Motoren Werke AG	44,168	4,794,586
Daimler AG REG	128,939	10,769,746
Volkswagen AG	3,876	938,598

		16,502,930

Capital Markets 0.4%
Deutsche Bank AG REG	136,431	6,567,033

Chemicals 1.1%
BASF SE	123,282	13,180,315
K+S AG REG	23,940	716,950
Lanxess AG	11,523	755,143
Linde AG	24,760	4,678,840

		19,331,248

Commercial Banks 0.1%
Commerzbank AG*	130,087	2,202,102

Construction & Engineering 0.0%†
Hochtief AG	4,090	325,568

Construction Materials 0.1%
HeidelbergCement AG	18,378	1,364,004

Diversified Financial Services 0.1%
Deutsche Boerse AG	25,983	1,995,298

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	387,823	6,270,766
Telefonica Deutschland Holding AG	40,331	321,310

		6,592,076

Electrical Equipment 0.0%†
Osram Licht AG*	11,009	643,416

Food & Staples Retailing 0.0%†
Metro AG	17,391	714,996

Food Products 0.0%†
Suedzucker AG	11,671	290,861

Health Care Providers & Services 0.3%
Celesio AG	11,369	374,514
Fresenius Medical Care AG & Co. KGaA	28,318	1,995,609
Fresenius SE & Co. KGaA	16,800	2,622,508

		4,992,631

Household Products 0.1%
Henkel AG & Co. KGaA	17,346	1,685,716

Industrial Conglomerates 0.8%
Siemens AG REG(a)	106,373	13,457,676

Insurance 0.9%
Allianz SE REG	61,226	10,178,237
Hannover Rueck SE	8,441	669,624
Muenchener Rueckversicherungs AG REG	24,035	4,953,144

		15,801,005

Internet Software & Services 0.0%†
United Internet AG REG	13,143	574,038

Machinery 0.1%
GEA Group AG	24,853	1,162,559
MAN SE	4,781	582,018

		1,744,577

Media 0.1%
Axel Springer SE	5,446	347,784
Kabel Deutschland Holding AG	3,086	405,471
ProSiebenSat.1 Media AG REG	24,844	1,112,929
Sky Deutschland AG*	58,591	531,629

		2,397,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Metals & Mining 0.1%
ThyssenKrupp AG*	60,601	$1,556,209

Multi-Utilities 0.4%
E.ON SE	240,799	4,358,378
RWE AG	66,098	2,438,915

		6,797,293

Personal Products 0.1%
Beiersdorf AG	13,257	1,310,310

Pharmaceuticals 0.9%
Bayer AG REG	111,040	14,613,510
Merck KGaA	8,559	1,325,287

		15,938,797

Real Estate Management & Development 0.1%
Deutsche Wohnen AG	39,957	747,772

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	144,940	1,489,262

Software 0.6%
SAP AG	123,452	9,445,272

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	27,590	3,076,051
Hugo Boss AG	4,502	568,757

		3,644,808

Trading Companies & Distributors 0.1%
Brenntag AG	6,823	1,176,102

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,937	364,310

		147,764,577

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	194,671	1,114,565

HONG KONG 2.6%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	144,000	299,577

Commercial Banks 0.2%
Bank of East Asia Ltd.(a)	171,550	651,839
BOC Hong Kong Holdings Ltd.	494,600	1,503,214
Hang Seng Bank Ltd.	102,400	1,607,515

		3,762,568

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	330,750	325,924
Hong Kong Exchanges and Clearing Ltd.(a)	145,200	2,276,678

		2,602,602

Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd.(a)	319,000	305,359
PCCW Ltd.	548,000	249,419

		554,778

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	88,500	519,811
CLP Holdings Ltd.(a)	238,000	1,795,626
Power Assets Holdings Ltd.	186,300	1,396,982

		3,712,419

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	735,513	1,514,187

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.*	276,000	2,697,785
Shangri-La Asia Ltd.	215,333	357,241
SJM Holdings Ltd.(a)	270,000	836,879

		3,891,905

Industrial Conglomerates 0.3%
Hopewell Holdings Ltd.	76,569	265,298
Hutchison Whampoa Ltd.	285,500	3,535,613
NWS Holdings Ltd.	195,953	284,150

		4,085,061

Insurance 0.4%
AIA Group Ltd.	1,608,000	7,412,154

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	309,551	1,399,697

Real Estate Management & Development 0.7%
Cheung Kong Holdings Ltd.	186,000	2,759,081
Hang Lung Properties Ltd.(a)	300,000	835,008
Henderson Land Development Co., Ltd.	149,379	803,555
Hysan Development Co., Ltd.	91,673	361,410
Kerry Properties Ltd.	85,000	272,620
New World Development Co., Ltd.	519,018	649,070
Sino Land Co., Ltd.	418,200	555,087
Sun Hung Kai Properties Ltd.	209,700	2,556,961
Swire Pacific Ltd., Class A	91,000	980,549
Swire Properties Ltd.	166,000	427,661
Wharf Holdings Ltd.	203,270	1,383,745
Wheelock & Co., Ltd.	128,000	520,788

		12,105,535

Road & Rail 0.1%
MTR Corp., Ltd.	194,214	688,132

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	34,300	321,200

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.(a)	781,200	1,081,528
Yue Yuen Industrial Holdings Ltd.	103,000	317,786

		1,399,314

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	522,014	387,337

		44,136,466

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
IRELAND 0.7%
Airlines 0.0%†
Ryanair Holdings PLC*	26,414	$225,010

Commercial Banks 0.1%
Bank of Ireland*	2,830,687	1,120,551
Irish Bank Resolution Corp., Ltd.*(b)	122,522	0

		1,120,551

Construction Materials 0.2%
CRH PLC	97,889	2,516,376
James Hardie Industries PLC, CDI	61,354	693,464

		3,209,840

Food Products 0.1%
Kerry Group PLC, Class A	20,036	1,348,426

Pharmaceuticals 0.2%
Shire PLC	73,664	3,676,312

Professional Services 0.1%
Experian PLC	134,732	2,299,811

		11,879,950

ISRAEL 0.5%
Chemicals 0.1%
Israel Chemicals Ltd.	63,284	517,325
Israel Corp., Ltd. (The)*	345	173,438

		690,763

Commercial Banks 0.1%
Bank Hapoalim BM	147,960	768,317
Bank Leumi Le-Israel BM*	174,122	661,426
Mizrahi Tefahot Bank Ltd.	18,702	227,769

		1,657,512

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	256,036	390,180

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	608	216,924

Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd.	113,922	5,077,604

Software 0.0%†
NICE Systems Ltd.	7,901	309,842

		8,342,825

ITALY 2.2%
Aerospace & Defense 0.0%†
Finmeccanica SpA*	54,315	475,941

Auto Components 0.0%†
Pirelli & C. SpA	34,045	547,545

Automobiles 0.1%
Fiat SpA*	115,884	1,152,619

Capital Markets 0.0%†
Mediobanca SpA*	72,914	666,698

Commercial Banks 0.6%
Banca Monte dei Paschi di Siena SpA*(a)	882,045	199,924
Intesa Sanpaolo SpA	1,557,932	4,198,880
UniCredit SpA	583,144	4,364,901
Unione di Banche Italiane SCPA	117,855	857,228

		9,620,933

Diversified Financial Services 0.0%†
Exor SpA	13,202	516,271

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,300,949	1,444,719
Telecom Italia SpA - RSP	808,356	680,905

		2,125,624

Electric Utilities 0.3%
Enel SpA	879,617	4,003,349
Terna Rete Elettrica Nazionale SpA	202,218	980,414

		4,983,763

Electrical Equipment 0.0%†
Prysmian SpA	27,346	667,630

Energy Equipment & Services 0.1%
Saipem SpA	36,587	856,691

Gas Utilities 0.1%
Snam SpA	270,492	1,482,827

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	248,339	625,900

Insurance 0.2%
Assicurazioni Generali SpA	156,701	3,381,116
UnipolSai SpA*	120,515	361,627

		3,742,743

Oil, Gas & Consumable Fuels 0.5%
Eni SpA	341,400	7,752,735

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	22,067	1,169,383

Transportation Infrastructure 0.1%
Atlantia SpA	43,709	994,178

		37,381,481

JAPAN 20.4%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	50,000	1,046,788

Airlines 0.0%†
ANA Holdings, Inc.(a)	163,000	345,452
Japan Airlines Co., Ltd.	8,587	429,811

		775,263

Auto Components 0.6%
Aisin Seiki Co., Ltd.	26,200	964,696
Bridgestone Corp.	86,200	3,094,781
Denso Corp.	64,100	3,296,569
Koito Manufacturing Co., Ltd.	14,000	284,860
NGK Spark Plug Co., Ltd.	24,000	553,669
NHK Spring Co., Ltd.	20,400	208,528
NOK Corp.	13,600	219,103
Stanley Electric Co., Ltd.	20,100	454,089
Sumitomo Rubber Industries Ltd.	22,900	316,078
Toyoda Gosei Co., Ltd.	9,600	201,896
Toyota Boshoku Corp.	8,600	97,936
Toyota Industries Corp.	20,300	927,545
Yokohama Rubber Co., Ltd. (The)	30,000	267,151

		10,886,901

Automobiles 2.3%
Daihatsu Motor Co., Ltd.	27,000	421,092
Fuji Heavy Industries Ltd.	80,000	2,180,922
Honda Motor Co., Ltd.	217,500	8,152,589
Isuzu Motors Ltd.	163,000	964,924

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Automobiles (continued)
Mazda Motor Corp.*	356,300	$1,708,868
Mitsubishi Motors Corp.*	59,199	633,821
Nissan Motor Co., Ltd.	329,200	2,823,979
Suzuki Motor Corp.	47,100	1,220,918
Toyota Motor Corp.	369,700	21,154,106
Yamaha Motor Co., Ltd.(a)	38,600	509,860

		39,771,079

Beverages 0.2%
Asahi Group Holdings Ltd.	50,100	1,362,425
Coca-Cola West Co., Ltd.	8,900	174,402
Kirin Holdings Co., Ltd.	116,000	1,577,566
Suntory Beverage & Food Ltd.	17,300	564,642

		3,679,035

Building Products 0.2%
Asahi Glass Co., Ltd.	138,600	784,070
Daikin Industries Ltd.	30,900	1,772,419
LIXIL Group Corp.	34,700	893,991
TOTO Ltd.	38,200	604,213

		4,054,693

Capital Markets 0.3%
Daiwa Securities Group, Inc.	223,200	2,070,048
Nomura Holdings, Inc.	484,200	3,364,223
SBI Holdings, Inc.	27,170	372,006

		5,806,277

Chemicals 0.7%
Air Water, Inc.	20,000	294,735
Asahi Kasei Corp.	169,200	1,280,333
Daicel Corp.	38,000	304,716
Hitachi Chemical Co., Ltd.	15,600	223,686
JSR Corp.	24,800	441,606
Kaneka Corp.	41,500	256,660
Kansai Paint Co., Ltd.	30,000	405,226
Kuraray Co., Ltd.	48,200	540,369
Mitsubishi Chemical Holdings Corp.	178,500	758,771
Mitsubishi Gas Chemical Co., Inc.	53,000	372,241
Mitsui Chemicals, Inc.	102,100	243,725
Nippon Paint Co. Ltd.	23,000	378,055
Nitto Denko Corp.	21,610	960,862
Shin-Etsu Chemical Co., Ltd.	54,300	3,006,318
Showa Denko KK(a)	213,000	289,013
Sumitomo Chemical Co., Ltd.	200,200	811,055
Taiyo Nippon Sanso Corp.	36,000	249,077
Teijin Ltd.	124,800	280,878
Toray Industries, Inc.	187,300	1,222,968
Ube Industries Ltd.	140,000	287,270

		12,607,564

Commercial Banks 2.0%
Aozora Bank Ltd.	149,000	424,628
Bank of Kyoto Ltd. (The)	45,000	358,450
Bank of Yokohama Ltd. (The)	158,000	794,214
Chiba Bank Ltd. (The)	96,300	609,398
Chugoku Bank Ltd. (The)	20,000	246,187
Fukuoka Financial Group, Inc.	108,600	452,495
Gunma Bank Ltd. (The)	54,000	285,766
Hachijuni Bank Ltd. (The)	58,000	320,270
Hiroshima Bank Ltd. (The)	71,000	286,733
Hokuhoku Financial Group, Inc.	170,000	322,109
Iyo Bank Ltd. (The)	34,000	317,840
Joyo Bank Ltd. (The)	91,000	430,744
Mitsubishi UFJ Financial Group, Inc.	1,705,484	10,252,998
Mizuho Financial Group, Inc.	3,068,519	6,503,180
Nishi-Nippon City Bank Ltd. (The)	100,000	252,107
Resona Holdings, Inc.	242,101	1,276,134
Seven Bank Ltd.	71,000	270,623
Shinsei Bank Ltd.	221,000	446,756
Shizuoka Bank Ltd. (The)	74,000	734,975
Sumitomo Mitsui Financial Group, Inc.	170,305	7,889,573
Sumitomo Mitsui Trust Holdings, Inc.	449,769	2,133,762
Suruga Bank Ltd.	25,000	422,203
Yamaguchi Financial Group, Inc.	28,000	255,095

		35,286,240

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	74,700	737,367
Park24 Co., Ltd.(a)	13,900	286,042
Secom Co., Ltd.	28,100	1,578,647
Toppan Printing Co., Ltd.	76,000	554,207

		3,156,263

Computers & Peripherals 0.1%
NEC Corp.	332,000	959,427

Construction & Engineering 0.2%
Chiyoda Corp.	22,000	338,195
JGC Corp.	28,000	1,055,942
Kajima Corp.	117,800	433,970
Kinden Corp.	20,000	195,047
Obayashi Corp.	89,500	528,384
Shimizu Corp.	82,000	442,014
Taisei Corp.	124,000	541,582

		3,535,134

Construction Materials 0.0%†
Taiheiyo Cement Corp.	155,000	573,141

Consumer Finance 0.1%
Acom Co., Ltd.*(a)	56,600	166,484
AEON Financial Service Co., Ltd.	8,900	206,398
Credit Saison Co., Ltd.	21,900	535,394

		908,276

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,600	383,139

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,400	370,310

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	33,200	802,123
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	426,818
ORIX Corp.	168,800	2,560,380

		3,789,321

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	50,154	2,684,349

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	84,200	997,939
Chugoku Electric Power Co., Inc. (The)	41,500	538,629
Hokkaido Electric Power Co., Inc.*(a)	24,000	251,092
Hokuriku Electric Power Co.	22,700	276,650
Kansai Electric Power Co., Inc. (The)*	96,800	1,040,759
Kyushu Electric Power Co., Inc.*	59,200	679,268

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Electric Utilities (continued)
Shikoku Electric Power Co., Inc.*(a)	22,600	$326,136
Tohoku Electric Power Co., Inc.*	63,100	680,563
Tokyo Electric Power Co., Inc.*	196,400	891,331

		5,682,367

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	75,200	325,779
Mabuchi Motor Co., Ltd.	3,800	218,162
Mitsubishi Electric Corp.	260,600	2,943,532
Nidec Corp.	13,600	1,513,082
Sumitomo Electric Industries Ltd.	97,400	1,529,760

		6,530,315

Electronic Equipment, Instruments & Components 1.2%
Citizen Holdings Co., Ltd.	36,200	281,905
FUJIFILM Holdings Corp.	60,400	1,760,172
Hamamatsu Photonics KK	9,600	402,740
Hirose Electric Co., Ltd.	4,000	560,156
Hitachi High-Technologies Corp.	8,300	190,058
Hitachi Ltd.	644,300	4,911,757
HOYA Corp.	56,000	1,547,492
Ibiden Co., Ltd.	16,200	296,920
Keyence Corp.	6,168	2,532,659
Kyocera Corp.	44,200	1,976,615
Murata Manufacturing Co., Ltd.	27,300	2,534,896
Nippon Electric Glass Co., Ltd.	44,000	198,137
Omron Corp.	27,400	1,083,325
Shimadzu Corp.	28,000	248,495
TDK Corp.	17,300	780,601
Yaskawa Electric Corp.	30,000	407,877
Yokogawa Electric Corp.	28,700	444,529

		20,158,334

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	82,700	1,031,189
FamilyMart Co., Ltd.	7,900	356,144
Lawson, Inc.	8,500	618,374
Seven & I Holdings Co., Ltd.	100,000	3,941,899

		5,947,606

Food Products 0.3%
Ajinomoto Co., Inc.	83,000	1,171,377
Calbee, Inc.	9,200	212,270
Kikkoman Corp.	21,000	372,901
MEIJI Holdings Co., Ltd.(a)	8,099	505,415
Nippon Meat Packers, Inc.	25,000	425,711
Nisshin Seifun Group, Inc.	29,039	288,611
Nissin Foods Holdings Co., Ltd.(a)	8,000	346,311
Toyo Suisan Kaisha Ltd.	11,400	359,232
Yakult Honsha Co., Ltd.	11,800	575,908
Yamazaki Baking Co., Ltd.	15,100	162,562

		4,420,298

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	258,900	1,045,606
Toho Gas Co., Ltd.	56,000	258,656
Tokyo Gas Co., Ltd.	318,400	1,579,052

		2,883,314

Health Care Equipment & Supplies 0.1%
Olympus Corp.*	33,200	975,491
Sysmex Corp.	10,100	555,907
Terumo Corp.	20,800	965,899

		2,497,297

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	5,700	323,869
Medipal Holdings Corp.	15,800	230,721
Miraca Holdings, Inc.	7,900	373,323
Suzuken Co., Ltd.	9,800	338,717

		1,266,630

Health Care Technology 0.0%†
M3, Inc.	90	263,924

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,624	252,329
Oriental Land Co., Ltd.	6,300	956,053

		1,208,382

Household Durables 0.5%
Casio Computer Co., Ltd.(a)	32,100	346,839
Iida Group Holdings Co. Ltd.*	17,700	313,912
Panasonic Corp.	296,202	3,357,050
Rinnai Corp.	4,500	350,123
Sekisui Chemical Co., Ltd.	59,000	680,020
Sekisui House Ltd.	72,300	997,190
Sharp Corp.*(a)	192,900	654,356
Sony Corp.(a)	136,600	2,140,112

		8,839,602

Household Products 0.1%
Unicharm Corp.	14,900	809,509

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	16,000	474,024

Industrial Conglomerates 0.1%
Toshiba Corp.	542,700	2,256,107

Information Technology Services 0.2%
Fujitsu Ltd.*	250,100	1,398,081
Itochu Techno-Solutions Corp.	3,400	139,998
Nomura Research Institute Ltd.	13,700	450,263
NTT Data Corp.	17,600	620,543
Otsuka Corp.	2,100	249,084

		2,857,969

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	113,800	1,707,592
MS&AD Insurance Group Holdings	68,055	1,576,780
NKSJ Holdings, Inc.	45,625	1,187,406
Sony Financial Holdings, Inc.	24,400	394,717
T&D Holdings, Inc.	79,700	971,076
Tokio Marine Holdings, Inc.	92,000	2,686,234

		8,523,805

Internet & Catalog Retail 0.1%
Rakuten, Inc.	100,000	1,636,267

Internet Software & Services 0.1%
Dena Co., Ltd.(a)	14,500	278,441
Gree, Inc.	12,500	122,997
Kakaku.com, Inc.	19,700	372,504

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Internet Software & Services (continued)
Yahoo Japan Corp.	191,400	$1,080,508

		1,854,450

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	24,449	554,855
Nikon Corp.	47,300	808,061
Sankyo Co., Ltd.(a)	7,300	345,311
Sega Sammy Holdings, Inc.	24,500	585,190
Shimano, Inc.	10,500	935,420
Yamaha Corp.	23,300	341,595

		3,570,432

Machinery 1.2%
Amada Co., Ltd.	47,000	380,269
FANUC Corp.	25,500	4,132,520
Hino Motors Ltd.	35,000	509,315
Hitachi Construction Machinery Co., Ltd.(a)	14,600	278,897
IHI Corp.	184,000	834,366
Japan Steel Works Ltd. (The)	44,000	217,354
JTEKT Corp.	29,900	440,223
Kawasaki Heavy Industries Ltd.	195,200	844,192
Komatsu Ltd.	123,600	2,609,051
Kubota Corp.	144,100	2,217,883
Kurita Water Industries Ltd.(a)	15,500	330,286
Makita Corp.	15,000	780,425
Mitsubishi Heavy Industries Ltd.	400,200	2,583,366
Nabtesco Corp.(a)	15,200	336,967
NGK Insulators Ltd.	36,000	607,031
NSK Ltd.	60,400	677,239
SMC Corp.	7,000	1,753,173
Sumitomo Heavy Industries Ltd.	75,000	347,269
THK Co., Ltd.	16,300	353,326

		20,233,152

Marine 0.1%
Mitsui OSK Lines Ltd.	151,000	618,947
Nippon Yusen KK	220,400	682,045

		1,300,992

Media 0.1%
Dentsu, Inc.	28,961	1,136,039
Hakuhodo DY Holdings, Inc.	34,200	276,253
Toho Co., Ltd.	15,400	316,591

		1,728,883

Metals & Mining 0.4%
Daido Steel Co., Ltd.	33,000	164,088
Hitachi Metals Ltd.	25,000	393,834
JFE Holdings, Inc.	66,400	1,375,974
Kobe Steel Ltd.*	349,000	578,130
Maruichi Steel Tube Ltd.	5,900	153,463
Mitsubishi Materials Corp.	156,000	523,701
Nippon Steel & Sumitomo Metal Corp.	1,011,065	3,066,794
Sumitomo Metal Mining Co., Ltd.	69,000	892,771
Yamato Kogyo Co., Ltd.	4,700	139,111

		7,287,866

Multiline Retail 0.1%
Don Quijote Holdings Co. Ltd.	7,700	471,962
Isetan Mitsukoshi Holdings Ltd.	49,278	623,380
J. Front Retailing Co., Ltd.	67,200	447,943
Marui Group Co., Ltd.	30,700	287,589
Takashimaya Co., Ltd.	35,000	324,498

		2,155,372

Office Electronics 0.4%
Brother Industries Ltd.	32,100	403,623
Canon, Inc.	151,200	4,416,682
Konica Minolta, Inc.	65,900	695,715
Ricoh Co., Ltd.	89,200	937,341

		6,453,361

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,000	266,240
INPEX Corp.	117,200	1,388,674
Japan Petroleum Exploration Co.	4,400	163,051
JX Holdings, Inc.	300,317	1,447,734
Showa Shell Sekiyu KK(a)	22,400	213,169
TonenGeneral Sekiyu KK	39,000	339,877

		3,818,745

Paper & Forest Products 0.0%†
Oji Holdings Corp.	108,000	508,914

Personal Products 0.2%
Kao Corp.	69,200	2,193,769
Shiseido Co., Ltd.	46,200	730,454

		2,924,223

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	58,600	3,621,369
Chugai Pharmaceutical Co., Ltd.	30,000	680,543
Daiichi Sankyo Co., Ltd.	90,200	1,503,437
Dainippon Sumitomo Pharma Co., Ltd.	21,900	372,037
Eisai Co., Ltd.	32,000	1,223,120
Hisamitsu Pharmaceutical Co., Inc.	8,600	386,917
Kyowa Hakko Kirin Co., Ltd.	30,000	303,943
Mitsubishi Tanabe Pharma Corp.	31,300	459,572
Ono Pharmaceutical Co., Ltd.	11,100	964,672
Otsuka Holdings Co., Ltd.	46,700	1,428,907
Santen Pharmaceutical Co., Ltd.	10,400	435,646
Shionogi & Co., Ltd.	40,000	814,903
Taisho Pharmaceutical Holdings Co., Ltd.	3,770	272,168
Takeda Pharmaceutical Co., Ltd.	105,000	4,880,299
Tsumura & Co.(a)	9,000	221,940

		17,569,473

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	111	379,831
Japan Real Estate Investment Corp.	154	794,897
Japan Retail Fund Investment Corp.	299	600,745
Nippon Building Fund, Inc.	184	1,045,637
Nippon Prologis REIT, Inc.	35	351,763
Nomura Real Estate Office Fund, Inc.(a)	41	180,879
United Urban Investment Corp.	327	488,139

		3,841,891

Real Estate Management & Development 0.9%
Aeon Mall Co., Ltd.	15,950	468,867

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Real Estate Management & Development (continued)
Daito Trust Construction Co., Ltd.	9,600	$906,806
Daiwa House Industry Co., Ltd.	81,000	1,536,407
Hulic Co., Ltd.	35,100	444,661
Mitsubishi Estate Co., Ltd.	167,600	4,116,445
Mitsui Fudosan Co., Ltd.	111,700	3,527,412
Nomura Real Estate Holdings, Inc.	17,800	360,762
NTT Urban Development Corp.	18,000	175,205
Sumitomo Realty & Development Co., Ltd.	48,000	2,119,350
Tokyo Tatemono Co., Ltd.	55,000	510,288
Tokyu Fudosan Holdings Corp.*	70,400	603,884

		14,770,087

Road & Rail 0.7%
Central Japan Railway Co.	19,500	2,136,796
East Japan Railway Co.	44,590	3,293,457
Hankyu Hanshin Holdings, Inc.	150,000	759,045
Keikyu Corp.	65,000	513,065
Keio Corp.	80,400	515,239
Keisei Electric Railway Co., Ltd.	39,000	345,204
Kintetsu Corp.	222,500	765,005
Nippon Express Co., Ltd.	101,500	476,754
Odakyu Electric Railway Co., Ltd.	82,100	720,098
Tobu Railway Co., Ltd.	137,000	635,111
Tokyu Corp.	150,900	935,716
West Japan Railway Co.	22,600	925,745

		12,021,235

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.(a)	20,700	218,489
Rohm Co., Ltd.	13,100	652,834
Sumco Corp.(a)	17,100	130,823
Tokyo Electron Ltd.	22,400	1,167,846

		2,169,992

Software 0.2%
GungHo Online Entertainment, Inc.(a)	49,000	302,769
Konami Corp.(a)	12,500	297,096
Nexon Co., Ltd.	16,900	146,027
Nintendo Co., Ltd.	14,300	1,640,153
Oracle Corp. Japan(a)	5,400	214,457
Trend Micro, Inc.	14,500	445,614

		3,046,116

Specialty Retail 0.3%
ABC-Mart, Inc.	4,100	177,276
Fast Retailing Co., Ltd.	7,200	2,619,206
Nitori Holdings Co., Ltd.	4,700	456,450
Sanrio Co., Ltd.(a)	6,100	224,377
Shimamura Co., Ltd.	3,100	273,816
USS Co., Ltd.	30,600	418,047
Yamada Denki Co., Ltd.(a)	118,500	406,736

		4,575,908

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	22,400	386,887

Tobacco 0.3%
Japan Tobacco, Inc.	146,900	4,534,723

Trading Companies & Distributors 0.8%
ITOCHU Corp.	203,500	2,486,216
Marubeni Corp.	222,000	1,548,726
Mitsubishi Corp.	186,000	3,419,820
Mitsui & Co., Ltd.	229,600	3,074,644
Sojitz Corp.	152,467	261,378
Sumitomo Corp.	146,600	1,826,684
Toyota Tsusho Corp.	28,500	668,262

		13,285,730

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	33,000	295,569
Mitsubishi Logistics Corp.	16,400	229,182

		524,751

Wireless Telecommunication Services 1.0%
KDDI Corp.	71,900	3,958,969
NTT DOCOMO, Inc.	205,000	3,282,214
SoftBank Corp.	128,800	9,324,714

		16,565,897

		351,658,030

JERSEY, CHANNEL ISLANDS 0.0%†
Metals & Mining 0.0%†
Randgold Resources Ltd.	12,060	828,990

LUXEMBOURG 0.4%
Energy Equipment & Services 0.1%
Tenaris SA	63,043	1,406,359

Media 0.1%
RTL Group SA	5,169	629,824
SES SA, FDR	37,972	1,219,430

		1,849,254

Metals & Mining 0.1%
ArcelorMittal	134,726	2,225,323

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	8,250	801,835

		6,282,771

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
MGM China Holdings Ltd.	129,600	507,958
Sands China Ltd.	325,500	2,499,598
Wynn Macau Ltd.	217,600	924,198

		3,931,754

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	25,495	318,414

NETHERLANDS 4.4%
Air Freight & Logistics 0.0%†
TNT Express NV	46,499	409,627

Beverages 0.2%
Heineken Holding NV	13,112	755,127
Heineken NV	30,788	1,875,782

		2,630,909

Chemicals 0.2%
Akzo Nobel NV	31,764	2,284,532
Koninklijke DSM NV	20,625	1,365,268

		3,649,800

Computers & Peripherals 0.1%
Gemalto NV(a)	10,328	1,164,046

Construction & Engineering 0.1%
Koninklijke Boskalis Westminster NV	9,889	474,178
OCI*	12,720	590,234

		1,064,412

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Diversified Financial Services 0.4%
ING Groep NV, CVA*	513,029	$6,775,571

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV*	421,211	1,576,048
Ziggo NV	20,699	898,956

		2,475,004

Energy Equipment & Services 0.0%†
Fugro NV, CVA	9,774	511,123

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	136,317	2,269,036

Food Products 0.5%
Unilever NV, CVA	218,896	8,167,400

Industrial Conglomerates 0.3%
Koninklijke Philips NV	130,776	4,537,163

Insurance 0.2%
Aegon NV	242,382	2,112,740
Delta Lloyd NV	26,140	671,557

		2,784,297

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	32,916	721,966

Media 0.2%
Reed Elsevier NV	90,964	1,876,005
Wolters Kluwer NV	40,212	1,109,450

		2,985,455

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class A	510,958	17,700,415
Royal Dutch Shell PLC, Class B	335,625	12,276,216

		29,976,631

Professional Services 0.1%
Randstad Holding NV	16,739	1,061,533

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	9,667	410,813

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	47,938	4,056,629

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	9,942	546,418

		76,197,833

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	95,168	697,118

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	231,795	439,587

Electric Utilities 0.0%†
Contact Energy Ltd.(a)	51,208	213,375

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.(a)	49,853	318,392

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.(a)	141,950	418,398

		2,086,870

NORWAY 0.6%
Chemicals 0.1%
Yara International ASA	24,422	1,008,568

Commercial Banks 0.1%
DNB ASA	131,952	2,240,846

Diversified Telecommunication Services 0.1%
Telenor ASA	91,482	1,903,167

Energy Equipment & Services 0.0%†
Aker Solutions ASA	22,892	351,595

Food Products 0.1%
Orkla ASA	105,705	822,869

Insurance 0.0%†
Gjensidige Forsikring ASA	28,022	538,596

Metals & Mining 0.0%†
Norsk Hydro ASA	179,654	817,325

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	146,174	3,464,422

		11,147,388

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Espirito Santo SA REG*	229,617	348,309

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG(a)	85,880	377,485

Electric Utilities 0.1%
EDP - Energias de Portugal SA	272,031	1,021,265

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	33,716	576,443

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	48,068	743,146

		3,066,648

SINGAPORE 1.4%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	214,000	633,826

Airlines 0.0%†
Singapore Airlines Ltd.	75,613	567,485

Commercial Banks 0.5%
DBS Group Holdings Ltd.	231,050	2,983,888
Oversea-Chinese Banking Corp., Ltd.	339,600	2,467,486
United Overseas Bank Ltd.	166,500	2,603,528

		8,054,902

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	14,604	398,833

Diversified Financial Services 0.0%†
Singapore Exchange Ltd.	114,900	615,317

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,058,003	2,918,837

Food & Staples Retailing 0.0%†
Olam International Ltd.(a)	189,500	219,310

Food Products 0.1%
Golden Agri-Resources Ltd.(a)	920,771	373,895
Wilmar International Ltd.(a)	258,158	630,391

		1,004,286

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC	845,217	910,141

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.(a)	192,600	1,568,462
Sembcorp Industries Ltd.	138,243	567,553

		2,136,015

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Machinery 0.0%†
Sembcorp Marine Ltd.(a)	117,200	$372,296

Media 0.1%
Singapore Press Holdings Ltd.(a)	224,500	702,432

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	260,306	432,451
CapitaCommercial Trust(a)	282,000	312,951
CapitaMall Trust	330,800	482,769

		1,228,171

Real Estate Management & Development 0.2%
CapitaLand Ltd.	354,345	763,212
CapitaMalls Asia Ltd.(a)	199,800	274,680
City Developments Ltd.(a)	56,099	383,119
Global Logistic Properties Ltd.	392,000	857,982
Keppel Land Ltd.	86,000	212,403
UOL Group Ltd.	65,120	298,240

		2,789,636

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	257,620	389,338

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U(a)	727,000	482,474

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	87,181	291,372

		23,714,671

SPAIN 3.3%
Biotechnology 0.1%
Grifols SA	19,424	1,005,898

Commercial Banks 1.6%
Banco Bilbao Vizcaya Argentaria SA	774,022	9,233,155
Banco de Sabadell SA	435,910	1,286,048
Banco Popular Espanol SA	177,995	1,220,956
Banco Santander*(b)	35,420	306,212
Banco Santander SA	1,523,090	13,103,433
Bankia SA*	540,735	931,809
CaixaBank SA	230,982	1,415,626

		27,497,239

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	19,477	683,615
Ferrovial SA	53,445	1,025,493

		1,709,108

Diversified Telecommunication Services 0.5%
Telefonica SA	550,108	8,472,422

Electric Utilities 0.3%
Iberdrola SA*(a)(b)	17,564	108,423
Iberdrola SA	632,340	3,893,728
Red Electrica Corp. SA	14,160	990,305

		4,992,456

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	84,441	693,872

Gas Utilities 0.1%
Enagas SA	24,882	680,174
Gas Natural SDG SA	46,000	1,136,825

		1,816,999

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A(a)	51,231	2,026,595

Insurance 0.0%†
Mapfre SA	144,478	595,775

Machinery 0.0%†
Zardoya Otis SA	22,080	370,504

Oil, Gas & Consumable Fuels 0.2%
Repsol SA(a)	116,909	2,732,382

Specialty Retail 0.2%
Industria de Diseno Textil SA	29,253	4,356,774

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	51,014	1,138,385

		57,408,409

SWEDEN 3.1%
Building Products 0.1%
Assa Abloy AB, Class B	45,111	2,246,061

Commercial Banks 0.8%
Nordea Bank AB	405,766	5,414,546
Skandinaviska Enskilda Banken AB, Class A	205,741	2,650,908
Svenska Handelsbanken AB, Class A	67,449	3,200,590
Swedbank AB, Class A	120,370	3,141,013

		14,407,057

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,286	449,256

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	404,401	4,951,837

Construction & Engineering 0.1%
Skanska AB, Class B	52,276	1,029,233

Diversified Financial Services 0.2%
Industrivarden AB, Class C	17,788	321,673
Investment AB Kinnevik, Class B	28,879	1,131,891
Investor AB, Class B	61,288	1,981,461

		3,435,025

Diversified Telecommunication Services 0.1%
TeliaSonera AB	323,094	2,392,852

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	31,477	997,072

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B(a)	51,743	753,254
Getinge AB, Class B	26,514	910,309

		1,663,563

Household Durables 0.1%
Electrolux AB Series B	32,933	698,356
Husqvarna AB, Class B(a)	54,120	313,562

		1,011,918

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	77,761	$2,211,163

Machinery 0.7%
Alfa Laval AB	43,133	1,045,027
Atlas Copco AB, Class A	90,012	2,438,922
Atlas Copco AB, Class B	52,368	1,307,172
Sandvik AB	144,161	2,016,790
Scania AB, Class B	43,918	897,304
SKF AB, Class B	50,214	1,328,891
Volvo AB, Class B	204,992	2,710,391

		11,744,497

Metals & Mining 0.0%†
Boliden AB	38,637	585,830

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	29,852	516,322

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	126,577	5,442,745

Tobacco 0.1%
Swedish Match AB	26,112	764,121

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	45,425	499,542

		54,348,094

SWITZERLAND 9.6%
Beverages 0.0%†
Coca-Cola HBC AG, ADR	24,953	658,759

Biotechnology 0.1%
Actelion Ltd. REG*	14,013	1,315,665

Building Products 0.1%
Geberit AG REG*	5,179	1,501,305

Capital Markets 1.0%
Credit Suisse Group AG REG*	203,020	6,117,185
Julius Baer Group Ltd.*	28,542	1,383,725
Partners Group Holding AG	2,324	550,382
UBS AG REG*	488,052	9,680,168

		17,731,460

Chemicals 0.4%
EMS-Chemie Holding AG REG	1,162	399,980
Givaudan SA REG*	1,112	1,644,337
Sika AG	289	951,055
Syngenta AG REG	12,339	4,362,232

		7,357,604

Construction Materials 0.1%
Holcim Ltd. REG*	30,901	2,242,872

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,723	299,541

Diversified Telecommunication Services 0.1%
Swisscom AG REG	2,962	1,627,084

Electrical Equipment 0.4%
ABB Ltd. REG*	292,223	7,268,561

Energy Equipment & Services 0.1%
Transocean Ltd.	47,366	2,060,337

Food Products 2.0%
Aryzta AG*	10,533	827,682
Barry Callebaut AG REG*	294	347,994
Lindt & Spruengli AG REG	13	696,779
Lindt & Spruengli AG - Participation Certificate	114	511,752
Nestle SA REG	432,264	31,326,759

		33,710,966

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	6,279	862,352

Insurance 0.7%
Baloise Holding AG REG	6,372	761,157
Swiss Life Holding AG REG*	4,341	934,308
Swiss Re AG*	46,768	4,036,131
Zurich Insurance Group AG*	19,730	5,720,532

		11,452,128

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	7,299	732,137

Machinery 0.1%
Schindler Holding AG REG	2,997	439,981
Schindler Holding AG - Participation Certificate	6,189	896,249
Sulzer AG REG	3,373	507,887

		1,844,117

Marine 0.1%
Kuehne + Nagel International AG REG	7,408	983,417

Metals & Mining 0.4%
Glencore Xstrata PLC*	1,422,123	7,498,102

Pharmaceuticals 2.9%
Novartis AG REG	308,562	24,389,003
Roche Holding AG	94,243	25,857,047

		50,246,050

Professional Services 0.2%
Adecco SA REG*	16,674	1,309,685
SGS SA REG	734	1,659,645

		2,969,330

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,514	583,730

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	81,963	672,762

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA REG	69,732	6,450,561
Swatch Group AG (The) REG	6,038	618,304
Swatch Group AG (The) - Bearer Shares	4,013	2,385,029

		9,453,894

Trading Companies & Distributors 0.1%
Wolseley PLC	35,705	1,921,539

		164,993,712

UNITED KINGDOM 18.8%
Aerospace & Defense 0.6%
BAE Systems PLC	430,339	3,035,992
Cobham PLC	150,577	726,522
Meggitt PLC	105,933	898,139
Rolls-Royce Holdings PLC*	250,940	4,887,523

		9,548,176

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Airlines 0.1%
easyJet PLC	22,618	$610,905
International Consolidated Airlines Group SA*	129,691	887,275

		1,498,180

Auto Components 0.1%
GKN PLC	223,465	1,445,794

Beverages 0.9%
Diageo PLC	337,474	10,008,202
SABMiller PLC	129,039	5,797,783

		15,805,985

Capital Markets 0.2%
3i Group PLC	130,333	798,726
Aberdeen Asset Management PLC	128,747	825,781
Hargreaves Lansdown PLC	28,806	702,623
ICAP PLC	74,662	473,681
Investec PLC	74,236	477,443
Schroders PLC	13,785	557,950

		3,836,204

Chemicals 0.1%
Croda International PLC	18,214	720,501
Johnson Matthey PLC	27,488	1,457,048

		2,177,549

Commercial Banks 3.0%
Barclays PLC	2,050,580	9,154,316
HSBC Holdings PLC	2,492,186	25,574,189
Lloyds Banking Group PLC*	6,673,620	9,101,094
Royal Bank of Scotland Group PLC*	292,425	1,629,068
Standard Chartered PLC	324,812	6,601,467

		52,060,134

Commercial Services & Supplies 0.2%
Aggreko PLC	37,004	938,748
Babcock International Group PLC	48,591	1,109,032
G4S PLC	192,784	754,593
Serco Group PLC	70,390	504,684

		3,307,057

Containers & Packaging 0.0%†
Rexam PLC	104,997	849,569

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	23,860	720,101

Diversified Telecommunication Services 0.4%
BT Group PLC	1,057,685	6,660,329
Inmarsat PLC	62,863	722,176

		7,382,505

Electric Utilities 0.2%
SSE PLC	128,258	2,751,646

Energy Equipment & Services 0.1%
AMEC PLC	38,675	653,768
Petrofac Ltd.	35,696	676,164
Subsea 7 SA	35,685	614,993

		1,944,925

Food & Staples Retailing 0.5%
J Sainsbury PLC	167,909	950,929
Tesco PLC	1,083,109	5,691,700
WM Morrison Supermarkets PLC	303,709	1,196,828

		7,839,457

Food Products 0.5%
Associated British Foods PLC	46,994	2,094,270
Tate & Lyle PLC	62,561	778,051
Unilever PLC	171,974	6,600,365

		9,472,686

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	115,205	1,657,210

Hotels, Restaurants & Leisure 0.4%
Compass Group PLC	238,221	3,560,298
InterContinental Hotels Group PLC	35,380	1,143,812
Tui Travel PLC	51,558	360,141
Whitbread PLC	24,534	1,510,696
William Hill PLC	121,608	663,770

		7,238,717

Household Durables 0.0%†
Persimmon PLC*	40,760	878,261

Household Products 0.4%
Reckitt Benckiser Group PLC	87,161	6,525,984

Industrial Conglomerates 0.1%
Smiths Group PLC	54,308	1,280,753

Insurance 1.1%
Admiral Group PLC	24,473	580,474
Aviva PLC	391,562	2,864,450
Direct Line Insurance Group PLC	150,799	655,416
Legal & General Group PLC	802,123	2,832,890
Old Mutual PLC	658,798	1,864,335
Prudential PLC	343,553	6,915,778
RSA Insurance Group PLC	487,352	777,123
Standard Life PLC	316,205	1,894,613

		18,385,079

Machinery 0.2%
CNH Industrial NV*	119,426	1,253,013
IMI PLC	42,357	1,039,420
Melrose Industries PLC	170,328	865,132
Weir Group PLC (The)	28,491	979,567

		4,137,132

Media 0.7%
British Sky Broadcasting Group PLC	140,054	2,016,857
ITV PLC	500,762	1,615,910
Pearson PLC	110,118	2,011,869
Reed Elsevier PLC	155,306	2,262,177
WPP PLC	175,680	3,680,929

		11,587,742

Metals & Mining 1.3%
Anglo American PLC	185,869	4,382,606
Antofagasta PLC	54,377	756,021
BHP Billiton PLC	282,757	8,323,973
Rio Tinto PLC	170,244	9,055,013

		22,517,613

Multiline Retail 0.2%
Marks & Spencer Group PLC	210,364	1,625,608
Next PLC	20,683	2,121,399

		3,747,007

Multi-Utilities 0.6%
Centrica PLC	692,898	3,538,668
National Grid PLC	499,973	6,471,950

		10,010,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels 1.7%
BG Group PLC	456,722	$7,676,558
BP PLC	2,518,051	19,734,124
Tullow Oil PLC	122,212	1,582,057

		28,992,739

Pharmaceuticals 1.6%
AstraZeneca PLC	168,310	10,673,241
GlaxoSmithKline PLC	654,413	16,821,156

		27,494,397

Professional Services 0.1%
Capita PLC	88,246	1,423,889
Intertek Group PLC	22,298	1,036,717

		2,460,606

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	127,253	1,372,170
Hammerson PLC	95,625	824,570
Intu Properties PLC	95,003	492,549
Land Securities Group PLC	102,099	1,723,901
Segro PLC	103,827	574,783

		4,987,973

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	186,385	2,845,258

Software 0.1%
Sage Group PLC (The)	151,073	1,013,068

Specialty Retail 0.1%
Kingfisher PLC	319,583	1,937,718

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	58,075	1,378,889

Tobacco 1.0%
British American Tobacco PLC	254,197	12,129,707
Imperial Tobacco Group PLC	130,221	4,752,048

		16,881,755

Trading Companies & Distributors 0.1%
Bunzl PLC	43,937	1,000,880
Travis Perkins PLC	32,881	938,203

		1,939,083

Water Utilities 0.1%
Severn Trent PLC	31,957	905,204
United Utilities Group PLC	94,528	1,110,927

		2,016,131

Wireless Telecommunication Services 1.4%
Vodafone Group PLC	6,472,350	23,984,730

		324,538,431

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	24,941	1,022,383

Total Common Stocks (cost $1,388,007,021)		1,684,194,665

Preferred Stocks 0.6%

	Shares	Market Value
GERMANY 0.6%
Automobiles 0.4%
Bayerische Motoren Werke AG	7,272	$582,786
Porsche Automobil Holding SE	20,567	2,006,533
Volkswagen AG	19,445	4,907,320

		7,496,639

Chemicals 0.0%†
Fuchs Petrolub SE - Preference Shares (a)	5,064	455,750

Household Products 0.2%
Henkel AG & Co. KGaA	23,960	2,593,582

Total Preferred Stocks (cost $5,695,542)		10,545,971

Rights 0.0%†

	Number of Rights	Market Value
AUSTRIA 0.0%†
Commercial Banks 0.0%†
Raiffeisen Bank International AG, expiring 02/07/14*(b)	7,081	0

SPAIN 0.0%†
Commercial Banks 0.0%†
Banco Popular Espanol SA, expiring 02/14/14*	177,995	9,843

Construction & Engineering 0.0%†
ACS Actividades de Construccion y Servicios SA, expiring 02/13/14*	19,477	11,085

		20,928

Total Rights (cost $—)		20,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

Mutual Fund 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	2,973,726	$2,973,726

Total Mutual Fund (cost $2,973,726)		2,973,726

Repurchase Agreements 2.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.03%, dated 01/31/14, due 02/03/14, repurchase price $10,000,025, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.75%, maturing 04/28/14 - 06/12/37; total market value $10,200,044.(d)	$10,000,000	10,000,000
Credit Suisse (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14, repurchase price $2,982,334, collateralized by U.S. Government Agency Securities ranging from 1.63% - 5.00%, maturing 04/20/24 - 12/20/43; total market value $3,041,991.(d)	2,982,327	2,982,327
Goldman Sachs & Co., 0.04%, dated 01/07/14, due 02/07/14, repurchase price $20,000,689, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 9.00%, maturing 06/12/14 - 02/15/39; total market value $20,400,005.(d)	20,000,000	20,000,000
Goldman Sachs & Co., 0.01%, dated 01/29/14, due 02/05/14, repurchase price $10,000,019, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 4.38%, maturing 07/15/19 - 02/15/43; total market value $10,200,000.(d)	$10,000,000	$10,000,000

Total Repurchase Agreements (cost $42,982,327)		42,982,327

Total Investments (cost $1,439,658,616) (e) — 100.9%		1,740,717,617
Liabilities in excess of other assets — (0.9)%		(16,107,311)

NET ASSETS — 100.0%		$1,724,610,306

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $40,540,906.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of January 31, 2014.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2014 was $42,982,327.
(e)	At January 31, 2014, the tax basis cost of the Fund’s investments was $1,534,101,894, tax unrealized appreciation and depreciation were $321,530,750 and $(114,915,027), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Company
SGPS	Holding Enterprise
SpA	Limited Share Company

At January 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
208	DJ Euro Stoxx 50	03/21/14	$8,466,384	$106,110
86	FTSE 100 Index	03/21/14	9,130,730	(51,017)
82	SGX Nikkei 225 Index	03/13/14	5,957,179	(277,945)
27	SPI 200 Index	03/20/14	3,038,105	20,747
			$26,592,398	$(202,105)

At January 31, 2014, the Fund has $1,646,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$20,491,456	$—	$20,491,456
Air Freight & Logistics	—	6,079,602	—	6,079,602
Airlines	—	4,273,256	—	4,273,256
Auto Components	—	20,449,689	—	20,449,689
Automobiles	—	59,681,140	—	59,681,140
Beverages	658,759	38,200,908	—	38,859,667
Biotechnology	—	7,634,552	—	7,634,552
Building Products	—	10,642,611	—	10,642,611
Capital Markets	—	36,405,153	—	36,405,153
Chemicals	—	56,304,092	—	56,304,092
Commercial Banks	—	227,069,428	—	227,069,428
Commercial Services & Supplies	—	9,779,255	—	9,779,255
Communications Equipment	—	9,894,359	—	9,894,359
Computers & Peripherals	—	2,123,473	—	2,123,473
Construction & Engineering	—	13,122,308	—	13,122,308
Construction Materials	—	10,698,958	—	10,698,958
Consumer Finance	—	908,276	—	908,276
Containers & Packaging	—	2,746,024	—	2,746,024
Distributors	—	398,833	—	398,833
Diversified Consumer Services	—	370,310	—	370,310
Diversified Financial Services	—	23,814,879	—	23,814,879
Diversified Telecommunication Services	—	53,438,338	—	53,438,338
Electric Utilities	—	25,956,023	—	25,956,023
Electrical Equipment	—	23,653,307	—	23,653,307
Electronic Equipment, Instruments & Components	—	21,155,406	—	21,155,406
Energy Equipment & Services	—	10,910,392	—	10,910,392
Food & Staples Retailing	—	33,593,613	—	33,593,613
Food Products	—	64,267,248	—	64,267,248
Gas Utilities	—	8,312,575	—	8,312,575
Health Care Equipment & Supplies	—	11,242,898	—	11,242,898

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	—	8,039,042	—	8,039,042
Health Care Technology	—	263,924	—	263,924
Hotels, Restaurants & Leisure	—	22,471,105	—	22,471,105
Household Durables	—	10,729,781	—	10,729,781
Household Products	—	11,232,372	—	11,232,372
Independent Power Producers & Energy Traders	—	1,099,924	—	1,099,924
Industrial Conglomerates	—	27,752,775	—	27,752,775
Information Technology Services	—	7,606,558	—	7,606,558
Insurance	—	88,412,058	—	88,412,058
Internet & Catalog Retail	—	1,636,267	—	1,636,267
Internet Software & Services	—	2,428,488	—	2,428,488
Leisure Equipment & Products	—	3,570,432	—	3,570,432
Life Sciences Tools & Services	—	1,454,103	—	1,454,103
Machinery	—	45,430,864	—	45,430,864
Marine	—	5,086,389	—	5,086,389
Media	—	25,454,558	—	25,454,558
Metals & Mining	—	63,973,867	—	63,973,867
Multiline Retail	—	6,115,543	—	6,115,543
Multi-Utilities	—	23,132,155	—	23,132,155
Office Electronics	—	6,453,361	—	6,453,361
Oil, Gas & Consumable Fuels	—	102,158,827	—	102,158,827
Paper & Forest Products	—	2,320,506	—	2,320,506
Personal Products	—	9,560,029	—	9,560,029
Pharmaceuticals	—	147,624,962	—	147,624,962
Professional Services	—	10,409,564	—	10,409,564
Real Estate Investment Trusts (REITs)	—	24,904,156	—	24,904,156
Real Estate Management & Development	—	32,326,251	—	32,326,251
Road & Rail	—	15,643,789	—	15,643,789
Semiconductors & Semiconductor Equipment	—	11,555,103	—	11,555,103
Software	—	14,776,680	—	14,776,680
Specialty Retail	—	16,313,145	—	16,313,145
Textiles, Apparel & Luxury Goods	—	26,820,834	—	26,820,834
Tobacco	—	22,180,599	—	22,180,599
Trading Companies & Distributors	—	19,464,917	—	19,464,917
Transportation Infrastructure	—	7,355,109	—	7,355,109
Water Utilities	—	2,016,131	—	2,016,131
Wireless Telecommunication Services	—	42,143,376	—	42,143,376

Total Common Stocks	$658,759	$1,683,535,906	$—	$1,684,194,665

Futures Contracts	126,857	—	—	126,857
Mutual Fund	2,973,726	—	—	2,973,726
Preferred Stocks	—	10,545,971	—	10,545,971
Repurchase Agreements	—	42,982,327	—	42,982,327
Rights	—	20,928	—	20,928

Total Assets	$3,759,342	$1,737,085,132	$—	$1,740,844,474

Liabilities:
Futures Contracts	(328,962)	—	—	(328,962)

Total Liabilities	$(328,962)	$—	$—	$(328,962)

Total	$3,430,380	$1,737,085,132	$—	$1,740,515,512

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2014, the Fund held 3 common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2014

Assets:		Fair Value
Futures Contracts
Equity risk and foreign currency risk	Unrealized appreciation from futures contracts	$126,857

Total		$126,857

Liabilities:		Fair Value
Futures Contracts
Equity risk and foreign currency risk	Unrealized depreciation from futures contracts	$(328,962)

Total		$(328,962)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide International Value Fund

Common Stocks 97.9%

	Shares	Market Value
AUSTRALIA 0.9%
Real Estate Investment Trusts (REITs) 0.9%
Westfield Group	115,559	$1,033,287

CANADA 5.7%
Commercial Banks 2.0%
Royal Bank of Canada(a)	36,700	2,271,363

Metals & Mining 0.7%
Teck Resources Ltd., Class B	34,500	830,168

Oil, Gas & Consumable Fuels 3.0%
Canadian Oil Sands Ltd.	69,200	1,243,891
Lightstream Resources Ltd.(a)	80,047	446,323
Petrobank Energy & Resources Ltd.*	64,100	21,295
Suncor Energy, Inc.	53,800	1,767,491

		3,479,000

		6,580,531

DENMARK 1.1%
Marine 1.1%
AP Moeller - Maersk A/S, Class B	111	1,240,284

FINLAND 1.7%
Insurance 1.7%
Sampo OYJ, Class A	41,460	1,922,413

FRANCE 4.5%
Automobiles 1.2%
Peugeot SA*(a)	92,237	1,415,424

Electrical Equipment 1.3%
Schneider Electric SA	18,740	1,509,881

Food & Staples Retailing 2.0%
Carrefour SA	64,341	2,210,911

		5,136,216

GERMANY 7.6%
Capital Markets 1.4%
Deutsche Bank AG REG	33,374	1,606,440

Construction Materials 1.0%
HeidelbergCement AG	16,171	1,200,202

Metals & Mining 1.1%
ThyssenKrupp AG*	51,380	1,319,417

Multi-Utilities 1.0%
E.ON SE	63,293	1,145,581

Pharmaceuticals 2.3%
Bayer AG REG	19,661	2,587,502

Semiconductors & Semiconductor Equipment 0.8%
Aixtron SE*	62,631	954,333

		8,813,475

HONG KONG 3.1%
Industrial Conglomerates 1.3%
Jardine Matheson Holdings Ltd.(a)	27,600	1,478,810

Insurance 1.8%
AIA Group Ltd.	462,200	2,130,533

		3,609,343

IRELAND 3.9%
Airlines 1.1%
Ryanair Holdings PLC, ADR*	27,300	1,289,925

Commercial Banks 0.8%
Bank of Ireland*	1,698,968	672,551
Bank of Ireland*	731,445	289,005

		961,556

Pharmaceuticals 2.0%
Shire PLC	43,888	2,190,296

		4,441,777

ISRAEL 1.3%
Software 1.3%
Check Point Software Technologies Ltd.*(a)	23,500	1,537,605

ITALY 1.3%
Commercial Banks 1.3%
Intesa Sanpaolo SpA	563,225	1,517,983

JAPAN 24.2%
Airlines 1.3%
Japan Airlines Co., Ltd.	30,500	1,526,637

Auto Components 0.9%
Bridgestone Corp.	27,300	980,134

Automobiles 2.7%
Toyota Motor Corp.	53,400	3,055,530

Building Products 0.8%
Asahi Glass Co., Ltd.	162,000	916,445

Chemicals 1.3%
Shin-Etsu Chemical Co., Ltd.	26,900	1,489,318

Commercial Banks 1.8%
Mitsubishi UFJ Financial Group, Inc.	337,400	2,028,375

Diversified Financial Services 1.6%
ORIX Corp.	119,100	1,806,524

Electronic Equipment, Instruments & Components 1.2%
Hitachi Ltd.	183,000	1,395,082

Household Durables 1.5%
Panasonic Corp.	157,000	1,779,383

Insurance 1.1%
Tokio Marine Holdings, Inc.	41,700	1,217,565

Leisure Equipment & Products 1.1%
Sankyo Co., Ltd.	27,000	1,277,177

Machinery 1.3%
THK Co., Ltd.	69,800	1,513,016

Personal Products 1.4%
Shiseido Co., Ltd.	103,000	1,628,501

Pharmaceuticals 1.5%
Astellas Pharma, Inc.	28,600	1,767,426

Real Estate Management & Development 0.9%
Sumitomo Realty & Development Co., Ltd.	24,000	1,059,675

Trading Companies & Distributors 1.9%
ITOCHU Corp.	180,500	2,205,218

Wireless Telecommunication Services 1.9%
KDDI Corp.	39,800	2,191,474

		27,837,480

NETHERLANDS 2.7%
Chemicals 1.4%
Koninklijke DSM NV	24,809	1,642,227

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Value Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Media 1.3%
Wolters Kluwer NV	54,623	$1,507,050

		3,149,277

NORWAY 1.6%
Diversified Telecommunication Services 1.6%
Telenor ASA	88,439	1,839,861

SPAIN 2.5%
Commercial Banks 1.9%
Banco Santander SA	251,966	2,167,711

Electric Utilities 0.6%
Acciona SA	10,584	701,307

		2,869,018

SWEDEN 0.6%
Oil, Gas & Consumable Fuels 0.6%
Lundin Petroleum AB*	39,367	680,894

SWITZERLAND 11.4%
Capital Markets 1.5%
Credit Suisse Group AG REG*	55,858	1,683,055

Food Products 3.1%
Nestle SA REG	48,928	3,545,879

Insurance 1.3%
Zurich Insurance Group AG*	4,987	1,445,935

Metals & Mining 1.3%
Glencore Xstrata PLC*	289,265	1,525,141

Pharmaceuticals 3.2%
Novartis AG REG	47,015	3,716,105

Professional Services 1.0%
SGS SA REG	531	1,200,642

		13,116,757

UNITED KINGDOM 23.0%
Beverages 1.2%
SABMiller PLC	29,611	1,330,436

Commercial Banks 3.1%
Barclays PLC	416,364	1,858,756
HSBC Holdings PLC	181,553	1,863,052

		3,721,808

Food Products 1.0%
Associated British Foods PLC	26,274	1,170,891

Insurance 3.2%
Aviva PLC	213,866	1,564,525
Prudential PLC	104,286	2,099,294

		3,663,819

Metals & Mining 1.8%
Rio Tinto PLC	40,008	2,127,963

Oil, Gas & Consumable Fuels 3.2%
BP PLC	369,286	2,894,118
Premier Oil PLC	185,805	827,561

		3,721,679

Pharmaceuticals 1.6%
AstraZeneca PLC	28,633	1,815,738

Software 1.7%
Sage Group PLC (The)	286,497	1,921,196

Specialty Retail 1.2%
Kingfisher PLC	219,105	1,328,493

Textiles, Apparel & Luxury Goods 0.9%
Burberry Group PLC	42,919	1,019,036

Tobacco 2.1%
Imperial Tobacco Group PLC	65,374	2,385,640

Wireless Telecommunication Services 2.0%
Vodafone Group PLC	633,866	2,348,931

		26,555,630

UNITED STATES 0.8%
Hotels, Restaurants & Leisure 0.8%
Carnival PLC	22,577	925,478

Total Common Stocks (cost $96,559,544)		112,807,309

Exchange Traded Funds 0.5%

	Shares	Market Value
UNITED STATES 0.5%
iShares MSCI Canada ETF(a)	1,100	30,723
iShares MSCI EAFE ETF	9,000	572,490

Total Exchange Traded Funds (cost $634,747)		603,213

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (b)	540,102	540,102

Total Mutual Fund (cost $540,102)		$540,102

Repurchase Agreement 3.9%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14, repurchase price $4,497,181, collateralized by U.S. Government Agency Securities ranging from 1.63%-5.00%, maturing 04/20/24-12/20/43; total market value $4,587,140. (c)	$4,497,170	$4,497,170

Total Repurchase Agreement (cost $4,497,170)		4,497,170

Total Investments (cost $102,231,563) (d) — 102.8%		118,447,794
Liabilities in excess of other assets — (2.8)%		(3,174,098)

NET ASSETS — 100.0%		$115,273,696

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $5,681,759, which was collateralized by a repurchase agreement with a value of $4,497,170 and $1,493,707 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 4.25%, and maturity dates ranging from 03/31/14 - 05/15/43, a total value of $5,990,877.
(b)	Represents 7-day effective yield as of January 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2014 was $4,497,170.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $102,343,867, tax unrealized appreciation and depreciation were $19,271,734 and $(3,167,807), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Value Fund

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,289,925	$1,526,637	$—	$2,816,562
Auto Components	—	980,134	—	980,134
Automobiles	—	4,470,954	—	4,470,954
Beverages	—	1,330,436	—	1,330,436
Building Products	—	916,445	—	916,445
Capital Markets	—	3,289,495	—	3,289,495
Chemicals	—	3,131,545	—	3,131,545
Commercial Banks	2,271,363	10,397,433	—	12,668,796
Construction Materials	—	1,200,202	—	1,200,202
Diversified Financial Services	—	1,806,524	—	1,806,524
Diversified Telecommunication Services	—	1,839,861	—	1,839,861
Electric Utilities	—	701,307	—	701,307
Electrical Equipment	—	1,509,881	—	1,509,881
Electronic Equipment, Instruments & Components	—	1,395,082	—	1,395,082
Food & Staples Retailing	—	2,210,911	—	2,210,911
Food Products	—	4,716,770	—	4,716,770
Hotels, Restaurants & Leisure	—	925,478	—	925,478
Household Durables	—	1,779,383	—	1,779,383
Industrial Conglomerates	—	1,478,810	—	1,478,810
Insurance	—	10,380,265	—	10,380,265
Leisure Equipment & Products	—	1,277,177	—	1,277,177
Machinery	—	1,513,016	—	1,513,016
Marine	—	1,240,284	—	1,240,284
Media	—	1,507,050	—	1,507,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide International Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Metals & Mining	830,168	4,972,521	—	5,802,689
Multi-Utilities	—	1,145,581	—	1,145,581
Oil, Gas & Consumable Fuels	3,479,000	4,402,573	—	7,881,573
Personal Products	—	1,628,501	—	1,628,501
Pharmaceuticals	—	12,077,067	—	12,077,067
Professional Services	—	1,200,642	—	1,200,642
Real Estate Investment Trusts (REITs)	—	1,033,287	—	1,033,287
Real Estate Management & Development	—	1,059,675	—	1,059,675
Semiconductors & Semiconductor Equipment	—	954,333	—	954,333
Software	1,537,605	1,921,196	—	3,458,801
Specialty Retail	—	1,328,493	—	1,328,493
Textiles, Apparel & Luxury Goods	—	1,019,036	—	1,019,036
Tobacco	—	2,385,640	—	2,385,640
Trading Companies & Distributors	—	2,205,218	—	2,205,218
Wireless Telecommunication Services	—	4,540,405	—	4,540,405

Total Common Stocks	$9,408,061	$103,399,248	$—	$112,807,309

Exchange Traded Funds	603,213	—	—	603,213
Mutual Fund	540,102	—	—	540,102
Repurchase Agreement	—	4,497,170	—	4,497,170

Total	$10,551,376	$107,896,418	$—	$118,447,794

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 10.1%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	12,929,807	$122,962,461

Total Alternative Assets (cost $125,375,295)		122,962,461

Equity Funds 85.8%
Nationwide International Index Fund, Institutional Class(a)	39,620,287	322,905,338
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	9,343,145	170,792,696
Nationwide S&P 500 Index Fund, Institutional Class(a)	28,412,886	388,404,145
Nationwide Small Cap Index Fund, Institutional Class(a)	10,359,584	157,672,862

Total Equity Funds (cost $817,636,343)		1,039,775,041

Fixed Income Funds 4.1%
Nationwide Bond Index Fund, Institutional Class(a)	2,213,103	24,587,572
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,408,012	24,561,718

Total Fixed Income Funds (cost $50,199,400)		49,149,290

Total Mutual Funds (cost $993,211,038)		1,211,886,792

Total Investments (cost $993,211,038) (b) — 100.0%		1,211,886,792
Liabilities in excess of other assets — 0.0%†		(315,147)

NET ASSETS — 100.0%		$1,211,571,645

(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $1,042,036,694, tax unrealized appreciation and depreciation were $174,179,012 and $(4,328,914), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 78.0%

	Shares	Market Value
Alternative Assets 7.9%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	3,524,948	$33,522,254

Total Alternative Assets (cost $34,186,830)		33,522,254

Equity Funds 16.8%
Nationwide International Index Fund, Institutional Class(a)	2,049,716	16,705,184
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	705,874	12,903,374
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,541,168	21,067,766
Nationwide Small Cap Index Fund, Institutional Class(a)	288,937	4,397,614
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,357,768	16,863,479

Total Equity Funds (cost $63,316,645)		71,937,417

Fixed Income Funds 51.3%
Nationwide Bond Index Fund, Institutional Class(a)	10,081,946	112,010,415
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,277,156	13,026,995
Nationwide Enhanced Income Fund, Institutional Class(a)	6,630,665	58,946,612
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	85,516	858,583
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	3,629,598	34,081,923

Total Fixed Income Funds (cost $226,490,707)		218,924,528

Money Market Fund 2.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	8,551,186	8,551,187

Total Money Market Fund (cost $8,551,186)		8,551,187

Total Mutual Funds (cost $332,545,368)		332,935,386

Fixed Contract 22.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(c)(d)	$93,969,595	$93,969,595

Total Fixed Contract (cost $93,969,595)		93,969,595

Total Investments (cost $426,514,963) (e) — 100.0%		426,904,981
Other assets in excess of liabilities — 0.0% †		97,373

NET ASSETS — 100.0%		$427,002,354

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2014.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	Fair valued security.
(e)	At January 31, 2014, the tax basis cost of the Fund’s investments was $428,689,837, tax unrealized appreciation and depreciation were $7,600,205 and $(9,385,061), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 —	Quoted prices in active markets for identical assets
•	Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$93,969,595	$93,969,595
Mutual Funds	332,935,386	—	—	332,935,386

Total	$332,935,386	$—	$93,969,595	$426,904,981

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended January 31, 2014, there was one transfer from Level 2 to Level 3.

During the most recent evaluation of the inputs used to fair value the Fixed Contract, management transferred the Fixed Contract from the Level 2 category to Level 3. While management utilizes judgment in determining the level of observable and the transparency of the inputs, management believes that placing the investment in the Level 3 category would be appropriate at this time due to the shifting of the significance of the unobservable inputs used at the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/13	$—	$—
Interest Income from Affiliates	816,109	816,109
Purchases	—	—
Sales	(1,129,709)	(1,129,709)
Transfers Into Level 3	94,283,195	94,283,195
Transfers Out of Level 3	—	—

Balance as of 01/31/14	$93,969,595	$93,969,595

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$93,969,595	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 92.0%

	Shares	Market Value
Alternative Assets 9.8%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	18,006,706	$171,243,775

Total Alternative Assets (cost $174,638,137)		171,243,775

Equity Funds 55.8%
Nationwide International Index Fund, Institutional Class(a)	37,903,405	308,912,751
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	9,646,545	176,338,844
Nationwide S&P 500 Index Fund, Institutional Class(a)	25,382,381	346,977,151
Nationwide Small Cap Index Fund, Institutional Class(a)	7,006,759	106,642,868
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,883,526	35,813,392

Total Equity Funds (cost $716,278,008)		974,685,006

Fixed Income Funds 26.4%
Nationwide Bond Index Fund, Institutional Class(a)	20,551,154	228,323,319
Nationwide Core Plus Bond Fund, Institutional Class(a)	6,896,378	70,343,057
Nationwide Enhanced Income Fund, Institutional Class(a)	11,566,844	102,829,239
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	666,653	6,693,198
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	5,531,869	51,944,253

Total Fixed Income Funds (cost $473,834,891)		460,133,066

Total Mutual Funds (cost $1,364,751,036)		1,606,061,847

Fixed Contract 8.1%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$140,690,319	140,690,319

Total Fixed Contract (cost $140,690,319)		140,690,319

Total Investments (cost $1,505,441,355) (d) — 100.1%		1,746,752,166
Liabilities in excess of other assets — (0.1)%		(925,803)

NET ASSETS — 100.0%		$1,745,826,363

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Fair valued security.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $1,554,604,786, tax unrealized appreciation and depreciation were $212,614,018 and $(20,466,638), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign fair value. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$140,690,319	$140,690,319
Mutual Funds	1,606,061,847	—	—	1,606,061,847

Total	$1,606,061,847	$—	$140,690,319	$1,746,752,166

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended January 31, 2014, there was one transfer from Level 2 to Level 3.

During the most recent evaluation of the inputs used to fair value the Fixed Contract, management transferred the Fixed Contract from the Level 2 category to Level 3. While management utilizes judgment in determining the level of observable and the transparency of the inputs, management believes that placing the investment in the Level 3 category would be appropriate at this time due to the shifting of the significance of the unobservable inputs used at the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/13	$—	$—
Interest Income from Affiliates	1,214,622	1,214,622
Purchases	—	—
Sales	—	—
Transfers Into Level 3	139,475,697	139,475,697
Transfers Out of Level 3	—	—

Balance as of 01/31/14	$140,690,319	$140,690,319

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$140,690,319	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 98.1%

	Shares	Market Value
Alternative Assets 10.1%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	21,433,035	$203,828,158

Total Alternative Assets (cost $207,826,730)		203,828,158

Equity Funds 75.8%
Nationwide International Index Fund, Institutional Class(a)	60,884,736	496,210,595
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	13,290,813	242,956,064
Nationwide S&P 500 Index Fund, Institutional Class(a)	41,207,414	563,305,356
Nationwide Small Cap Index Fund, Institutional Class(a)	13,201,962	200,933,859
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,686,956	20,951,999

Total Equity Funds (cost $1,189,287,465)		1,524,357,873

Fixed Income Funds 12.2%
Nationwide Bond Index Fund, Institutional Class(a)	11,113,365	123,469,480
Nationwide Core Plus Bond Fund, Institutional Class(a)	8,009,954	81,701,529
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	3,987,964	40,039,162

Total Fixed Income Funds (cost $250,534,553)		245,210,171

Total Mutual Funds (cost $1,647,648,748)		1,973,396,202

Fixed Contract 2.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$40,247,436	40,247,436

Total Fixed Contract (cost $40,247,436)		40,247,436

Total Investments (cost $1,687,896,184) (d) — 100.1%		2,013,643,638
Liabilities in excess of other assets — (0.1)%		(1,024,077)

NET ASSETS — 100.0%		$2,012,619,561

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Fair valued security.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $1,755,599,945, tax unrealized appreciation and depreciation were $269,673,314 and $(11,629,621), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$40,247,436	$40,247,436
Mutual Funds	1,973,396,202	—	—	1,973,396,202

Total	$1,973,396,202	$—	$40,247,436	$2,013,643,638

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended January 31, 2014, there was one transfer from Level 2 to Level 3.

During the most recent evaluation of the inputs used to fair value the Fixed Contract, management transferred the Fixed Contract from the Level 2 category to Level 3. While management utilizes judgment in determining the level of observable and the transparency of the inputs, management believes that placing the investment in the Level 3 category would be appropriate at this time due to the shifting of the significance of the unobservable inputs used at the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/13	$—	$—
Interest Income from Affiliates	347,469	347,469
Purchases	—	—
Sales	—	—
Transfers Into Level 3	39,899,967	39,899,967
Transfers Out of Level 3	—	—

Balance as of 01/31/14	$40,247,436	$40,247,436

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$40,247,436	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 84.8%

	Shares	Market Value
Alternative Assets 9.9%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	5,959,061	$56,670,672

Total Alternative Assets (cost $57,793,988)		56,670,672

Equity Funds 35.4%
Nationwide International Index Fund, Institutional Class(a)	6,786,107	55,306,771
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,160,134	39,487,242
Nationwide S&P 500 Index Fund, Institutional Class(a)	5,347,608	73,101,796
Nationwide Small Cap Index Fund, Institutional Class(a)	1,110,747	16,905,566
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,374,920	17,076,502

Total Equity Funds (cost $164,343,504)		201,877,877

Fixed Income Funds 39.5%
Nationwide Bond Index Fund, Institutional Class(a)	10,380,735	115,329,962
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,286,275	23,320,007
Nationwide Enhanced Income Fund, Institutional Class(a)	6,359,003	56,531,533
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	113,484	1,139,384
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	3,054,760	28,684,199

Total Fixed Income Funds (cost $232,292,374)		225,005,085

Total Mutual Funds (cost $454,429,866)		483,553,634

Fixed Contract 15.2%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)(c)	$86,484,846	86,484,846

Total Fixed Contract (cost $86,484,846)		86,484,846

Total Investments (cost $540,914,712) (d) — 100.0%		570,038,480
Liabilities in excess of other assets — 0.0%†		(207,553)

NET ASSETS — 100.0%		$569,830,927

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Fair valued security.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $553,590,030, tax unrealized appreciation and depreciation were $27,286,755 and $(10,838,305), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$86,484,846	$86,484,846
Mutual Funds	483,553,634	—	—	483,553,634

Total	$483,553,634	$—	$86,484,846	$570,038,480

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended January 31, 2014, there was one transfer from Level 2 to Level 3.

During the most recent evaluation of the inputs used to fair value the Fixed Contract, management transferred the Fixed Contract from the Level 2 category to Level 3. While management utilizes judgment in determining the level of observable and the transparency of the inputs, management believes that placing the investment in the Level 3 category would be appropriate at this time due to the shifting of the significance of the unobservable inputs used at the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/13	$—	$—
Interest Income from Affiliates	751,404	751,404
Purchases	—	—
Sales	(1,271,974)	(1,271,974)
Transfers Into Level 3	87,005,416	87,005,416
Transfers Out of Level 3	—	—

Balance as of 01/31/14	$86,484,846	$86,484,846

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$86,484,846	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 97.8%

	Shares	Market Value
Aerospace & Defense 1.8%
Alliant Techsystems, Inc.	25,376	$3,646,531
B/E Aerospace, Inc.*	78,462	6,235,375
Esterline Technologies Corp.*	25,002	2,573,956
Exelis, Inc.	150,057	2,939,617
Huntington Ingalls Industries, Inc.	39,341	3,738,182
Triumph Group, Inc.	41,477	2,837,856

		21,971,517

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	72,649	1,137,683

Airlines 0.5%
Alaska Air Group, Inc.	55,371	4,378,185
JetBlue Airways Corp.*(a)	173,283	1,517,959

		5,896,144

Auto Components 0.3%
Gentex Corp.	115,322	3,735,280

Automobiles 0.1%
Thor Industries, Inc.	35,681	1,832,933

Biotechnology 0.7%
Cubist Pharmaceuticals, Inc.*	59,010	4,313,041
United Therapeutics Corp.*	36,819	3,778,366

		8,091,407

Building Products 1.0%
A.O. Smith Corp.	61,060	2,883,253
Fortune Brands Home & Security, Inc.	132,429	5,967,251
Lennox International, Inc.	36,293	3,141,522

		11,992,026

Capital Markets 2.6%
Affiliated Managers Group, Inc.*	42,208	8,409,522
Apollo Investment Corp.	179,131	1,511,866
Eaton Vance Corp.	96,690	3,680,988
Federated Investors, Inc., Class B(a)	75,066	2,018,525
Greenhill & Co., Inc.(a)	20,808	1,080,975
Janus Capital Group, Inc.	119,082	1,308,711
Raymond James Financial, Inc.	98,202	4,999,464
SEI Investments Co.	114,190	3,889,311
Waddell & Reed Financial, Inc., Class A	68,057	4,411,455

		31,310,817

Chemicals 2.8%
Albemarle Corp.	64,857	4,162,522
Ashland, Inc.	57,433	5,330,357
Cabot Corp.	47,501	2,311,874
Cytec Industries, Inc.	28,259	2,542,462
Intrepid Potash, Inc.*(a)	44,111	648,432
Minerals Technologies, Inc.	27,443	1,418,254
NewMarket Corp.(a)	9,087	3,042,873
Olin Corp.(a)	63,417	1,630,451
RPM International, Inc.	105,927	4,202,124
Scotts Miracle-Gro Co. (The), Class A	35,013	2,079,422
Sensient Technologies Corp.	39,893	1,951,566
Valspar Corp. (The)	64,229	4,514,014

		33,834,351

Commercial Banks 4.4%
Associated Banc-Corp.	129,524	2,133,260
BancorpSouth, Inc.	66,783	1,574,075
Bank of Hawaii Corp.	35,482	2,014,668
Cathay General Bancorp	58,605	1,377,217
City National Corp.	37,716	2,728,752
Commerce Bancshares, Inc.	64,928	2,822,420
Cullen/Frost Bankers, Inc.	41,940	3,104,399
East West Bancorp, Inc.	114,158	3,819,727
First Horizon National Corp.	188,335	2,214,820
First Niagara Financial Group, Inc.	282,062	2,437,016
FirstMerit Corp.	131,522	2,676,473
Fulton Financial Corp.	153,377	1,894,206
Hancock Holding Co.	65,433	2,263,982
International Bancshares Corp.	45,540	1,066,091
Prosperity Bancshares, Inc.	45,199	2,827,649
Signature Bank*	37,680	4,599,221
SVB Financial Group*	36,387	4,083,713
Synovus Financial Corp.	774,754	2,595,426
TCF Financial Corp.	131,387	2,115,331
Trustmark Corp.	53,555	1,272,467
Valley National Bancorp(a)	159,114	1,541,815
Webster Financial Corp.	71,997	2,184,389
Westamerica Bancorporation(a)	21,229	1,047,863

		54,394,980

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	38,476	1,217,381
Clean Harbors, Inc.*	43,989	2,466,903
Copart, Inc.*	89,036	3,052,154
Deluxe Corp.	40,246	1,953,943
Herman Miller, Inc.	47,015	1,317,831
HNI Corp.(a)	36,072	1,237,630
Mine Safety Appliances Co.	25,200	1,269,576
Rollins, Inc.	51,162	1,474,489
RR Donnelley & Sons Co.(a)	144,789	2,674,253
Waste Connections, Inc.	98,441	4,024,268

		20,688,428

Communications Equipment 1.0%
ADTRAN, Inc.	45,989	1,167,661
Ciena Corp.*(a)	82,203	1,917,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
InterDigital, Inc.	32,845	$944,294
JDS Uniphase Corp.*	185,555	2,466,026
Plantronics, Inc.	34,891	1,497,871
Polycom, Inc.*	113,937	1,359,268
Riverbed Technology, Inc.*	129,030	2,544,471

		11,897,387

Computers & Peripherals 1.2%
3D Systems Corp.*(a)	76,156	5,919,606
Diebold, Inc.	50,879	1,709,026
Lexmark International, Inc., Class A	49,494	1,939,670
NCR Corp.*	132,581	4,665,525

		14,233,827

Construction & Engineering 0.8%
AECOM Technology Corp.*	78,245	2,243,284
Granite Construction, Inc.	28,828	959,684
KBR, Inc.	118,029	3,694,308
URS Corp.	59,671	2,995,484

		9,892,760

Construction Materials 0.6%
Eagle Materials, Inc.	39,787	3,133,226
Martin Marietta Materials, Inc.	36,851	4,017,128

		7,150,354

Containers & Packaging 1.7%
AptarGroup, Inc.	52,473	3,347,777
Greif, Inc., Class A	24,273	1,228,942
Packaging Corp. of America	78,143	5,048,038
Rock Tenn Co., Class A	57,396	5,824,546
Silgan Holdings, Inc.	34,876	1,598,367
Sonoco Products Co.	81,238	3,361,629

		20,409,299

Distributors 0.5%
LKQ Corp.*	239,510	6,483,536

Diversified Consumer Services 0.9%
Apollo Education Group, Inc., Class A*	79,544	2,568,476
DeVry Education Group, Inc.	45,377	1,639,925
Matthews International Corp., Class A	21,753	924,937
Service Corp. International	168,899	2,989,512
Sotheby’s	54,751	2,623,668

		10,746,518

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	69,480	3,614,350
MSCI, Inc.*	94,343	4,030,333

		7,644,683

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	114,794	3,381,831

Electric Utilities 1.6%
Cleco Corp.	48,176	2,353,879
Great Plains Energy, Inc.	122,339	3,019,327
Hawaiian Electric Industries, Inc.(a)	79,381	2,065,494
IDACORP, Inc.	40,033	2,110,940
OGE Energy Corp.	158,118	5,387,080
PNM Resources, Inc.	63,489	1,565,004
Westar Energy, Inc.	101,320	3,360,784

		19,862,508

Electrical Equipment 1.1%
Acuity Brands, Inc.	34,207	4,345,657
General Cable Corp.	39,667	1,131,700
Hubbell, Inc., Class B	42,857	5,002,698
Regal-Beloit Corp.	35,913	2,660,794

		13,140,849

Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.*	80,269	4,124,221
Avnet, Inc.	109,613	4,501,806
Ingram Micro, Inc., Class A*	122,830	3,073,207
Itron, Inc.*	31,207	1,260,139
National Instruments Corp.	77,795	2,256,055
Tech Data Corp.*	30,097	1,622,830
Trimble Navigation Ltd.*	205,428	6,641,487
Vishay Intertechnology, Inc.*	107,996	1,466,586

		24,946,331

Energy Equipment & Services 2.6%
Atwood Oceanics, Inc.*	45,947	2,177,888
CARBO Ceramics, Inc.(a)	15,819	1,821,083
Dresser-Rand Group, Inc.*	60,789	3,464,973
Dril-Quip, Inc.*	32,425	3,260,658
Helix Energy Solutions Group, Inc.*	78,423	1,599,045
Oceaneering International, Inc.	86,204	5,874,802
Oil States International, Inc.*	43,946	4,128,727
Patterson-UTI Energy, Inc.	114,930	2,952,552
Superior Energy Services, Inc.	127,080	3,004,171
Tidewater, Inc.	39,515	2,048,853
Unit Corp.*	34,833	1,740,605

		32,073,357

Food & Staples Retailing 0.3%
SUPERVALU, Inc.*	157,232	908,801
United Natural Foods, Inc.*	39,422	2,663,745

		3,572,546

Food Products 2.4%
Dean Foods Co.*	75,254	1,189,013
Flowers Foods, Inc.	139,578	2,924,159
Green Mountain Coffee Roasters, Inc.(a)	104,482	8,463,042
Hain Celestial Group, Inc. (The)*	38,078	3,498,987
Hillshire Brands Co.	98,019	3,491,437
Ingredion, Inc.	61,096	3,806,281
Lancaster Colony Corp.	15,442	1,342,219
Post Holdings, Inc.*	26,058	1,394,885
Tootsie Roll Industries, Inc.(a)	16,159	490,264
WhiteWave Foods Co., Class A*	138,191	3,345,604

		29,945,891

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Gas Utilities 1.5%
Atmos Energy Corp.	72,441	$3,477,892
National Fuel Gas Co.	66,683	5,025,231
ONE Gas, Inc.*	41,071	1,401,343
Questar Corp.	139,503	3,253,210
UGI Corp.	90,914	3,944,758
WGL Holdings, Inc.	41,241	1,558,085

		18,660,519

Health Care Equipment & Supplies 2.9%
Align Technology, Inc.*	56,523	3,358,597
Cooper Cos., Inc. (The)	39,000	4,846,920
Hill-Rom Holdings, Inc.	46,756	1,695,840
Hologic, Inc.*	217,619	4,648,342
IDEXX Laboratories, Inc.*(a)	41,348	4,724,422
Masimo Corp.*	41,010	1,199,542
ResMed, Inc.(a)	113,203	4,936,783
Sirona Dental Systems, Inc.*	43,731	3,146,008
STERIS Corp.	46,917	2,153,021
Teleflex, Inc.	32,787	3,070,175
Thoratec Corp.*	45,407	1,586,521

		35,366,171

Health Care Providers & Services 3.1%
Community Health Systems, Inc.*	90,309	3,739,696
Health Net, Inc.*	63,365	2,084,075
Henry Schein, Inc.*	68,401	7,858,591
LifePoint Hospitals, Inc.*	37,469	1,986,232
MEDNAX, Inc.*	80,146	4,459,323
Omnicare, Inc.	82,050	5,124,843
Owens & Minor, Inc.	50,307	1,742,634
Universal Health Services, Inc., Class B	71,249	5,843,843
VCA Antech, Inc.*	70,726	2,258,988
WellCare Health Plans, Inc.*	34,827	2,267,586

		37,365,811

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	126,576	2,096,098
HMS Holdings Corp.*	70,356	1,620,299

		3,716,397

Hotels, Restaurants & Leisure 1.6%
Bally Technologies, Inc.*	31,056	2,277,026
Bob Evans Farms, Inc.	21,748	1,092,837
Brinker International, Inc.	53,412	2,583,004
Cheesecake Factory, Inc. (The)	38,349	1,708,065
Domino’s Pizza, Inc.	44,399	3,135,013
International Speedway Corp., Class A	22,253	747,033
Life Time Fitness, Inc.*(a)	31,268	1,286,991
Panera Bread Co., Class A*	21,321	3,604,742
Scientific Games Corp., Class A*	38,742	545,487
Wendy’s Co. (The)	224,748	2,038,464

		19,018,662

Household Durables 1.8%
Jarden Corp.*	95,307	5,761,308
KB Home(a)	66,138	1,279,109
M.D.C. Holdings, Inc.*	31,175	962,996
NVR, Inc.*	3,334	3,845,469
Tempur Sealy International, Inc.*	48,201	2,375,827
Toll Brothers, Inc.*	126,635	4,653,836
Tupperware Brands Corp.	40,370	3,163,393

		22,041,938

Household Products 1.0%
Church & Dwight Co., Inc.	110,623	7,144,033
Energizer Holdings, Inc.	49,615	4,688,618

		11,832,651

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	50,679	3,777,106

Information Technology Services 2.9%
Acxiom Corp.*	59,865	2,152,745
Broadridge Financial Solutions, Inc.	94,966	3,446,316
Convergys Corp.	81,068	1,651,355
CoreLogic, Inc.*	74,684	2,378,685
DST Systems, Inc.	23,525	2,140,775
Gartner, Inc.*	73,444	5,165,317
Global Payments, Inc.	58,077	3,838,309
Jack Henry & Associates, Inc.	68,192	3,803,750
Leidos Holdings, Inc.(a)	58,036	2,631,352
ManTech International Corp., Class A(a)	18,979	552,289
NeuStar, Inc., Class A*	49,902	1,691,179
Science Applications International Corp.	33,216	1,229,324
VeriFone Systems, Inc.*	87,050	2,525,321
WEX, Inc.*	30,979	2,551,430

		35,758,147

Insurance 5.0%
Alleghany Corp.*	13,358	4,973,584
American Financial Group, Inc.	56,967	3,128,628
Arthur J. Gallagher & Co.	104,804	4,845,089
Aspen Insurance Holdings Ltd.	52,299	2,034,431
Brown & Brown, Inc.	95,027	2,992,400
Everest Re Group Ltd.	38,165	5,524,765
Fidelity National Financial, Inc., Class A	218,478	6,890,796
First American Financial Corp.	84,237	2,183,423
Hanover Insurance Group, Inc. (The)	34,953	1,940,940
HCC Insurance Holdings, Inc.	79,841	3,425,977
Kemper Corp.	40,832	1,500,576
Mercury General Corp.	28,430	1,302,947
Old Republic International Corp.	192,673	3,009,552
Primerica, Inc.	43,697	1,840,955
Protective Life Corp.	62,605	3,068,271
Reinsurance Group of America, Inc.	56,242	4,199,590
RenaissanceRe Holdings Ltd.	35,390	3,210,227
StanCorp Financial Group, Inc.	35,058	2,252,477
W.R. Berkley Corp.	87,169	3,378,671

		61,703,299

Internet & Catalog Retail 0.1%
HSN, Inc.	26,554	1,454,363

Internet Software & Services 1.2%
AOL, Inc.*	62,531	2,881,428
Equinix, Inc.*(a)	39,658	7,344,662

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Rackspace Hosting, Inc.*(a)	91,354	$3,326,199
ValueClick, Inc.*	50,026	1,075,559

		14,627,848

Leisure Equipment & Products 0.8%
Brunswick Corp.	72,470	3,004,606
Polaris Industries, Inc.	51,323	6,425,640

		9,430,246

Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A*	16,008	2,034,937
Charles River Laboratories International, Inc.*	38,347	2,167,756
Covance, Inc.*	44,755	4,232,033
Mettler-Toledo International, Inc.*	23,652	5,825,487
Techne Corp.	26,440	2,402,603

		16,662,816

Machinery 5.3%
AGCO Corp.	72,145	3,847,493
CLARCOR, Inc.	39,907	2,211,646
Crane Co.	38,925	2,458,503
Donaldson Co., Inc.	107,193	4,422,783
Graco, Inc.	48,791	3,390,487
Harsco Corp.	64,293	1,632,399
IDEX Corp.	64,633	4,654,222
ITT Corp.	72,273	2,959,579
Kennametal, Inc.	62,487	2,708,187
Lincoln Electric Holdings, Inc.	65,028	4,499,938
Nordson Corp.	48,104	3,334,569
Oshkosh Corp.	68,839	3,726,943
SPX Corp.	36,138	3,598,261
Terex Corp.	88,764	3,639,324
Timken Co.	63,343	3,568,111
Trinity Industries, Inc.	62,224	3,623,304
Valmont Industries, Inc.(a)	21,345	3,124,481
Wabtec Corp.	76,730	5,663,441
Woodward, Inc.	48,295	2,069,441

		65,133,112

Marine 0.4%
Kirby Corp.*	45,231	4,513,601
Matson, Inc.	34,159	817,425

		5,331,026

Media 1.3%
AMC Networks, Inc., Class A*	47,229	3,043,437
Cinemark Holdings, Inc.	82,716	2,424,406
DreamWorks Animation SKG, Inc., Class A*	56,763	1,915,184
John Wiley & Sons, Inc., Class A(a)	36,918	1,998,740
Lamar Advertising Co., Class A*	52,037	2,532,120
Meredith Corp.	29,576	1,353,989
New York Times Co. (The), Class A(a)	100,270	1,417,818
Valassis Communications, Inc.(a)	30,687	1,043,358

		15,729,052

Metals & Mining 1.5%
Carpenter Technology Corp.	42,212	2,452,939
Commercial Metals Co.	93,266	1,777,650
Compass Minerals International, Inc.	26,679	2,097,503
Reliance Steel & Aluminum Co.	61,625	4,310,669
Royal Gold, Inc.	51,885	2,902,447
Steel Dynamics, Inc.	176,884	2,918,586
Worthington Industries, Inc.	42,219	1,711,558

		18,171,352

Multiline Retail 0.2%
Big Lots, Inc.*	46,463	1,244,744
J.C. Penney Co., Inc.*(a)	242,793	1,437,334

		2,682,078

Multi-Utilities 1.1%
Alliant Energy Corp.	88,397	4,593,108
Black Hills Corp.	35,454	1,943,943
MDU Resources Group, Inc.	150,455	4,820,578
Vectren Corp.	65,635	2,396,990

		13,754,619

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	40,060	2,201,698

Oil, Gas & Consumable Fuels 2.7%
Alpha Natural Resources, Inc.*(a)	176,156	1,000,566
Bill Barrett Corp.*	39,056	1,093,959
Cimarex Energy Co.	69,193	6,779,530
Energen Corp.	57,915	4,095,749
Gulfport Energy Corp.*	66,999	4,083,589
HollyFrontier Corp.	158,315	7,329,985
Rosetta Resources, Inc.*	48,826	2,080,476
SM Energy Co.	53,374	4,417,232
World Fuel Services Corp.	57,584	2,459,988

		33,341,074

Paper & Forest Products 0.4%
Domtar Corp.	25,818	2,773,111
Louisiana-Pacific Corp.*	112,468	1,971,564

		4,744,675

Pharmaceuticals 1.1%
Endo Health Solutions, Inc.*	91,495	6,027,690
Mallinckrodt PLC*	45,978	2,658,908
Salix Pharmaceuticals Ltd.*	50,115	4,878,194

		13,564,792

Professional Services 1.1%
Corporate Executive Board Co. (The)	26,785	1,957,983
FTI Consulting, Inc.*	32,060	1,188,464
Manpowergroup, Inc.	62,938	4,902,870
Towers Watson & Co., Class A	51,430	6,013,196

		14,062,513

Real Estate Investment Trusts (REITs) 8.7%
Alexandria Real Estate Equities, Inc.	57,074	4,002,600
American Campus Communities, Inc.	83,498	2,902,390
BioMed Realty Trust, Inc.	153,087	2,986,727
BRE Properties, Inc.	61,505	3,634,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	67,973	$4,202,091
Corporate Office Properties Trust	69,645	1,730,678
Corrections Corp. of America	92,313	3,098,947
Duke Realty Corp.	259,589	4,078,143
Equity One, Inc.	50,449	1,143,174
Essex Property Trust, Inc.	30,307	4,799,720
Extra Space Storage, Inc.	87,620	4,000,729
Federal Realty Investment Trust	51,821	5,648,489
Highwoods Properties, Inc.	71,649	2,661,044
Home Properties, Inc.	45,335	2,527,426
Hospitality Properties Trust	118,197	3,037,663
Kilroy Realty Corp.	65,392	3,452,698
Liberty Property Trust	116,801	4,251,556
Mack-Cali Realty Corp.	70,164	1,419,418
Mid-America Apartment Communities, Inc.	59,582	3,845,422
National Retail Properties, Inc.	97,102	3,223,786
Omega Healthcare Investors, Inc.	97,633	3,118,398
Potlatch Corp.	32,309	1,292,360
Rayonier, Inc.	100,599	4,452,512
Realty Income Corp.	158,705	6,471,990
Regency Centers Corp.	73,568	3,541,564
Senior Housing Properties Trust	149,938	3,376,604
SL Green Realty Corp.	74,412	6,977,613
Taubman Centers, Inc.	50,642	3,292,743
UDR, Inc.	199,781	4,862,670
Weingarten Realty Investors	89,399	2,591,677

		106,625,778

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	34,024	1,330,679
Jones Lang LaSalle, Inc.	35,408	4,045,718

		5,376,397

Road & Rail 1.4%
Con-way, Inc.	45,341	1,744,268
Genesee & Wyoming, Inc., Class A*	40,485	3,657,415
J.B. Hunt Transport Services, Inc.	73,243	5,496,887
Landstar System, Inc.	36,434	2,092,769
Old Dominion Freight Line, Inc.*	55,615	3,016,558
Werner Enterprises, Inc.	36,430	949,366

		16,957,263

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.*(a)	490,223	1,681,465
Atmel Corp.*	339,356	2,837,016
Cree, Inc.*(a)	96,168	5,810,471
Cypress Semiconductor Corp.*	110,825	1,112,683
Fairchild Semiconductor International, Inc.*	101,241	1,291,835
Integrated Device Technology, Inc.*	109,932	1,060,844
International Rectifier Corp.*	56,674	1,474,091
Intersil Corp., Class A	101,789	1,154,287
RF Micro Devices, Inc.*	225,097	1,199,767
Semtech Corp.*	54,716	1,248,072
Silicon Laboratories, Inc.*	31,623	1,493,871
Skyworks Solutions, Inc.*	149,586	4,524,976
SunEdison, Inc.*	195,451	2,718,723
Teradyne, Inc.*	152,685	2,872,005

		30,480,106

Software 4.5%
ACI Worldwide, Inc.*	30,721	1,862,000
Advent Software, Inc.	32,142	1,056,186
ANSYS, Inc.*	73,825	5,797,477
Cadence Design Systems, Inc.*	229,281	3,237,448
CommVault Systems, Inc.*	35,418	2,446,321
Compuware Corp.	172,618	1,750,347
Concur Technologies, Inc.*	37,517	4,552,313
FactSet Research Systems, Inc.(a)	31,943	3,378,611
Fair Isaac Corp.	27,551	1,497,672
Fortinet, Inc.*	109,076	2,312,411
Informatica Corp.*	86,464	3,489,687
Mentor Graphics Corp.	77,643	1,614,974
MICROS Systems, Inc.*	59,987	3,331,078
PTC, Inc.*	95,217	3,397,343
Rovi Corp.*	81,446	1,727,470
SolarWinds, Inc.*	52,106	2,078,508
Solera Holdings, Inc.	54,867	3,666,762
Synopsys, Inc.*	123,026	4,903,816
TIBCO Software, Inc.*	122,135	2,600,254

		54,700,678

Specialty Retail 3.7%
Aaron’s, Inc.	60,792	1,634,697
Abercrombie & Fitch Co., Class A	60,880	2,153,934
Advance Auto Parts, Inc.	58,027	6,662,080
American Eagle Outfitters, Inc.	135,209	1,829,378
Ann, Inc.*	36,606	1,183,838
Ascena Retail Group, Inc.*	102,607	1,924,907
Cabela’s, Inc.*	37,131	2,482,579
Chico’s FAS, Inc.	126,547	2,100,680
CST Brands, Inc.	60,251	1,923,815
Dick’s Sporting Goods, Inc.	81,182	4,262,055
Foot Locker, Inc.	118,316	4,566,998
Guess?, Inc.	47,363	1,328,532
Murphy USA, Inc.*(a)	35,395	1,371,202
Office Depot, Inc.*	380,389	1,860,102
Rent-A-Center, Inc.	42,664	1,064,040
Signet Jewelers Ltd.	63,913	5,084,279
Williams-Sonoma, Inc.	70,919	3,866,504

		45,299,620

Textiles, Apparel & Luxury Goods 1.4%
Carter’s, Inc.	43,449	2,921,945
Deckers Outdoor Corp.*(a)	27,523	2,145,418
Hanesbrands, Inc.	78,965	5,617,570
Under Armour, Inc., Class A*	63,964	6,915,148

		17,600,081

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	67,006	887,159
New York Community Bancorp, Inc.(a)	351,257	5,686,851

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	81,121	$1,774,928

		8,348,938

Tobacco 0.1%
Universal Corp.(a)	18,510	949,933

Trading Companies & Distributors 1.1%
GATX Corp.	36,820	2,131,878
MSC Industrial Direct Co., Inc., Class A	38,402	3,226,536
United Rentals, Inc.*	74,283	6,012,466
Watsco, Inc.	21,584	2,042,278

		13,413,158

Water Utilities 0.3%
Aqua America, Inc.	140,809	3,372,376

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	78,679	2,125,907

Total Common Stocks (cost $844,774,648)		1,195,649,443

Right 0.0%†

	Number of Rights	Market Value
Health Care Providers & Services 0.0%†
Community Health Systems, Inc., expiring 04/04/14*	210,768	8,431

Total Right (cost $—)		8,431

Mutual Fund 2.2%

	Shares	Market Value
Money Market Fund 2.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (b)	26,746,171	26,746,171

Total Mutual Fund (cost $26,746,171)		26,746,171

Repurchase Agreements 5.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.03%, dated 01/31/14, due 02/03/14, repurchase price $15,000,038, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.75%, maturing 04/28/14 - 06/12/37; total market value $15,300,066. (c)	$15,000,000	$15,000,000
Credit Suisse (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14, repurchase price $7,291,404, collateralized by U.S. Government Agency Securities ranging from 1.63% - 5.00%, maturing 04/20/24 - 12/20/43; total market value $7,437,257. (c)	7,291,386	7,291,386
Goldman Sachs & Co., 0.04%, dated 01/07/14, due 02/07/14, repurchase price $26,000,896, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 9.00%, maturing 06/12/14 - 02/15/39; total market value $26,520,006. (c)	26,000,000	26,000,000
Goldman Sachs & Co., 0.01%, dated 01/29/14, due 02/05/14, repurchase price $20,000,039, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 4.38%, maturing 07/15/19 - 02/15/43; total market value $20,400,000. (c)	20,000,000	20,000,000

Total Repurchase Agreements (cost $68,291,386)		68,291,386

Total Investments (cost $939,812,205) (d) — 105.6%		1,290,695,431
Liabilities in excess of other assets — (5.6%)		(68,582,372)

NET ASSETS — 100.0%		$1,222,113,059

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $72,884,068, which were collateralized by repurchase agreements with a value of $68,291,386 and $6,664,992 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.25%, and maturity dates ranging from 03/31/14 - 05/15/43, a total value of $74,956,378.
(b)	Represents 7-day effective yield as of January 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2014 was $68,291,386.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $955,767,216, tax unrealized appreciation and depreciation were $360,581,743 and $(25,653,528), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

At January 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
216	S&P MID 400 E-Mini	03/21/14	$28,302,480	$(809,508)

At January 31, 2014, the Fund has $1,347,600 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,195,649,443	$—	$—	$1,195,649,443
Mutual Fund	26,746,171	—	—	26,746,171
Repurchase Agreements	—	68,291,386	—	68,291,386
Right	8,431	—	—	8,431

Total Assets	$1,222,404,045	$68,291,386	$—	$1,290,695,431

Liabilities:
Futures Contracts	(809,508)	—	—	(809,508)

Total Liabilities	$(809,508)	$—	$—	$(809,508)

Total	$1,221,594,537	$68,291,386	$—	$1,289,885,923

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(809,508)

Total		$(809,508)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Security 1.3%

	Principal Amount	Market Value
Banking 1.3%
HLSS Servicer Advance Receivables Trust, Series 2013-MM1, Class A, 0.36%, 09/15/14(a)(c)	$15,111,111	$15,111,111

Total Asset-Backed Security (cost $15,111,111)		15,111,111

Certificates of Deposit 5.1%

	Principal Amount	Market Value
Banking 5.1%
Bank of Montreal 0.34%, 07/11/14	13,000,000	13,000,000
0.23%, 09/17/14	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.21%, 04/28/14	7,000,000	7,000,000
Credit Suisse, Zurich, 0.23%, 05/16/14	10,000,000	10,000,000
PNC Bank N.A., 0.49%, 07/18/14	10,000,000	10,000,000
Toronto Dominion Bank 0.32%, 07/10/14	5,000,000	5,000,000
0.30%, 01/27/15	5,000,000	5,000,000

		60,000,000

Total Certificates of Deposit (cost $60,000,000)		60,000,000

Commercial Paper 62.9%

	Principal Amount	Market Value
Banking 6.4%
Bedford Row Funding Corp. 0.30%, 04/14/14(c)	$5,000,000	$4,997,000
0.33%, 06/06/14(c)	5,000,000	4,994,271
0.32%, 09/26/14(c)	20,000,000	19,957,866
LMA-Americas LLC, 0.25%, 04/03/14(c)	5,000,000	4,997,882
Matchpoint Master Trust, 0.23%, 03/11/14(c)	17,000,000	16,995,947
PNC Bank N.A., 0.26%, 05/05/14	10,000,000	10,000,000
Societe Generale North America, Inc. 0.24%, 03/04/14	500,000	499,897
0.27%, 05/02/14	13,000,000	12,991,225

		75,434,088

Chemicals 2.1%
BASF SE 0.29%, 02/27/14(c)	5,000,000	4,998,953
0.12%, 03/31/14(c)	19,000,000	18,996,423

		23,995,376

Electric Power 2.8%
Electricite de France SA 0.11%, 03/17/14(c)	15,000,000	14,997,983
0.14%, 04/08/14(c)	3,000,000	2,999,230
0.16%, 04/14/14(c)	15,000,000	14,995,200

		32,992,413

Finance-Automotive 6.1%
FCAR Owner Trust 0.21%, 03/03/14	15,000,000	14,997,375
0.21%, 04/01/14	5,500,000	5,498,107
0.21%, 04/01/14	3,000,000	2,998,967
0.22%, 04/02/14	2,000,000	1,999,267
0.22%, 04/07/14	5,000,000	4,998,014
0.21%, 04/08/14	4,000,000	3,998,460
Toyota Motor Credit Corp. 0.22%, 03/05/14	10,000,000	9,998,044
0.19%, 03/11/14	17,000,000	17,000,000
0.19%, 03/19/14	10,000,000	10,000,000

		71,488,234

Finance-Commercial 4.8%
Fairway Finance Co. LLC 0.17%, 02/19/14(c)	5,000,000	4,999,575
0.21%, 06/17/14(c)	15,000,000	14,988,100
0.18%, 07/31/14(c)	26,100,000	26,100,000
General Electric Capital Corp., 0.12%, 03/13/14	10,000,000	9,998,667

		56,086,342

Finance-Retail 18.2%
Barton Capital LLC, 0.22%, 09/08/14(c)	10,000,000	10,000,000
Chariot Funding LLC 0.24%, 03/07/14(c)	1,600,000	1,599,637
0.24%, 03/27/14(c)	4,000,000	3,998,560
0.23%, 04/29/14(c)	20,000,000	19,988,883
0.23%, 05/05/14(c)	15,000,000	14,991,088
0.30%, 06/13/14(c)	15,000,000	14,983,500
Jupiter Securitization Co. LLC 0.24%, 02/06/14(c)	13,000,000	12,999,567
0.30%, 03/24/14(c)	10,000,000	9,995,750
0.24%, 04/02/14(c)	25,000,000	24,990,000
0.30%, 08/22/14(c)	6,500,000	6,489,058
0.28%, 10/16/14(c)	4,000,000	3,992,005
Salisbury Receivables Co. LLC 0.19%, 02/11/14(c)	5,000,000	4,999,736
0.19%, 02/12/14(c)	20,000,000	19,998,839
2.85%, 03/11/14(c)	14,000,000	13,997,783
Sheffield Receivables Corp. 0.20%, 02/19/14(c)	15,000,000	14,998,500
0.13%, 03/13/14(c)	4,200,000	4,199,393
0.18%, 04/22/14(c)	31,100,000	31,087,560

		213,309,859

Oil & Oil Finance 5.6%
ConocoPhillips Qatar Funding Ltd., 0.18%, 02/07/14(c)	35,554,000	35,552,934
Total Capital SA, 0.04%, 02/03/14(c)	30,000,000	29,999,933

		65,552,867

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value
Pharmaceuticals and Health Care 3.8%
Sanofi, 0.10%, 03/31/14(c)	$45,000,000	$44,992,750

Sovereign 13.1%
Caisse des Depots et Consignations 0.25%, 04/17/14(c)	10,000,000	9,994,792
0.20%, 05/15/14(c)	30,000,000	29,982,833
0.18%, 05/27/14(c)	5,000,000	4,997,125
Erste Abwicklungsanstalt 0.14%, 02/19/14(c)	25,000,000	24,998,250
0.15%, 02/25/14(c)	20,000,000	19,998,000
0.16%, 04/25/14(c)	13,000,000	12,995,204
Kells Funding, LLC 0.15%, 04/09/14(c)	24,500,000	24,493,161
0.20%, 05/15/14(c)	20,400,000	20,387,840
0.21%, 05/15/14(c)	5,000,000	4,997,139

		152,844,344

Total Commercial Paper (cost $736,696,273)		736,696,273

Corporate Bonds 8.7%

	Principal Amount	Market Value
Banking 1.9%
Bank of New York Mellon Corp. 4.30%, 05/15/14	$7,000,000	$7,079,608
Wells Fargo Bank N.A., 0.35%, 06/20/14	15,000,000	15,000,000

		22,079,608

Finance-Automotive 2.1%
Toyota Motor Credit Corp., 0.24%, 02/24/14	25,000,000	25,000,000

Finance-Commercial 2.5%
General Electric Capital Corp. 3.13%, 03/12/14	4,500,000	4,513,550
0.94%, 04/24/14	1,060,000	1,061,700
5.90%, 05/13/14	14,174,000	14,394,743
0.87%, 06/02/14	1,460,000	1,463,134
5.50%, 06/04/14	2,632,000	2,678,079
5.65%, 06/09/14	459,000	467,527
3.75%, 11/14/14	3,300,000	3,389,385
0.62%, 01/09/15	905,000	908,283

		28,876,401

Insurance 2.2%
Metropolitan Life Global Funding I 0.59%, 03/19/14(c)	3,050,000	3,051,265
5.13%, 06/10/14(c)	11,454,000	11,646,925
2.00%, 01/09/15(c)	7,000,000	7,108,106
New York Life Global Funding 0.28%, 09/19/14(c)	945,000	945,241
1.30%, 01/12/15(c)	2,550,000	2,573,805

		25,325,342

Total Corporate Bonds (cost $101,281,351)		101,281,351

Municipal Bonds 9.4%

	Principal Amount	Market Value
Illinois 1.7%
Illinois State, GO, 0.17%, 02/03/14(b)(c)	20,000,000	20,000,000

Massachusetts 0.8%
Amherst College, RB, 0.04%, 02/06/14(b)	9,950,000	9,950,000

Other Territories 6.0%
BlackRock Investment Quality Municipal Trust, Inc., RB, 0.14%, 02/03/14(b)(c)	32,100,000	32,100,000
BlackRock MuniYield Investment Quality Fund, RB, 0.14%, 02/03/14(b)(c)	38,405,000	38,405,000

		70,505,000

Texas 0.9%
Texas Utilities Electric Co., RB, 0.20%, 02/05/14(b)	10,000,000	10,000,000

Total Municipal Bonds (cost $110,455,000)		110,455,000

Mutual Fund 6.9%

	Shares	Market Value
Asset Management 6.9%
Federated Prime Obligations Fund, Institutional Shares, 0.01%(d)	80,974,915	$80,974,915

Total Mutual Fund (cost $80,974,915)		80,974,915

Repurchase Agreement 6.3%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.04%, dated 01/31/14, due 02/03/14, repurchase price $74,250,248, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 5.86%, maturing 02/25/33 - 03/15/41; total market value $76,478,253.	$74,250,000	74,250,000

Total Repurchase Agreement (cost $74,250,000)		74,250,000

Total Investments (cost $1,178,768,650) (e) — 100.6%		1,178,768,650
Liabilities in excess of other assets — (0.6)%		(7,258,818)

NET ASSETS — 100.0%		$1,171,509,832

(a)	Illiquid security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Money Market Fund

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date represents the actual maturity date.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $762,659,703 which represents 65.10% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2014.
(e)	At January 31, 2014, the tax basis cost of the Fund’s investments was $1,178,768,650, tax unrealized appreciation and depreciation were $0 and $0, respectively.

GO	General Obligation
LLC	Limited Liability Company
Ltd.	Limited
RB	Revenue Bond
SA	Stock Company
SE	European Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$15,111,111	$—	$15,111,111
Certificates of Deposit	—	60,000,000	—	60,000,000
Commercial Paper	—	736,696,273	—	736,696,273
Corporate Bonds	—	101,281,351	—	101,281,351
Municipal Bonds	—	110,455,000	—	110,455,000
Mutual Fund	80,974,915	—	—	80,974,915
Repurchase Agreement	—	74,250,000	—	74,250,000

Total	$80,974,915	$1,097,793,735	$—	$1,178,768,650

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 80.9%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	294,109	$2,796,976

Total Alternative Assets (cost $2,893,689)		2,796,976

Equity Funds 25.9%
Nationwide International Index Fund, Institutional Class(a)	271,216	2,210,412
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	76,598	1,400,210
Nationwide S&P 500 Index Fund, Institutional Class(a)	204,307	2,792,872
Nationwide Small Cap Index Fund, Institutional Class(a)	55,007	837,202

Total Equity Funds (cost $6,845,023)		7,240,696

Fixed Income Funds 40.0%
Nationwide Bond Index Fund, Institutional Class(a)	680,672	7,562,261
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	387,118	3,635,035

Total Fixed Income Funds (cost $11,363,101)		11,197,296

Money Market Fund 5.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	1,400,210	1,400,210

Total Money Market Fund (cost $1,400,210)		1,400,210

Total Mutual Funds (cost $22,502,023)		22,635,178

Exchange Traded Funds 19.1%

	Shares	Market Value
Fixed Income Funds 19.1%
iShares 1-3 Year Credit Bond ETF	21,246	2,242,940
iShares iBoxx $ High Yield Corporate Bond ETF	6,011	560,526
iShares Intermediate Credit Bond ETF	23,163	2,523,146

Total Exchange Traded Funds (cost $5,290,208)		5,326,612

Total Investments (cost $27,792,231) (c) — 100.0%		27,961,790
Other assets in excess of liabilities — 0.0%†		5,645

NET ASSETS — 100.0%		$27,967,435

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2014.
(c)	At January 31, 2014, the tax basis cost of the Fund’s investments was $28,004,877, tax unrealized appreciation and depreciation were $311,487 and $(354,574), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Retirement Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.5%

	Shares	Market Value
Aerospace & Defense 2.8%
Boeing Co. (The)	108,188	$13,551,629
General Dynamics Corp.	52,359	5,304,490
Honeywell International, Inc.	122,794	11,202,497
L-3 Communications Holdings, Inc.	13,868	1,540,319
Lockheed Martin Corp.	42,104	6,353,915
Northrop Grumman Corp.	34,738	4,013,976
Precision Castparts Corp.	22,731	5,790,722
Raytheon Co.	49,993	4,752,835
Rockwell Collins, Inc.	21,143	1,597,565
Textron, Inc.	43,993	1,561,751
United Technologies Corp.	132,106	15,062,726

		70,732,425

Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	23,727	1,388,979
Expeditors International of Washington, Inc.	32,168	1,314,384
FedEx Corp.	46,578	6,209,779
United Parcel Service, Inc., Class B	111,864	10,652,809

		19,565,951

Airlines 0.3%
Delta Air Lines, Inc.	133,880	4,098,067
Southwest Airlines Co.	109,023	2,284,032

		6,382,099

Auto Components 0.4%
BorgWarner, Inc.	35,611	1,912,311
Delphi Automotive PLC	43,819	2,668,139
Goodyear Tire & Rubber Co. (The)	38,630	913,986
Johnson Controls, Inc.	107,194	4,943,787

		10,438,223

Automobiles 0.7%
Ford Motor Co.	617,265	9,234,285
General Motors Co.*	178,235	6,430,719
Harley-Davidson, Inc.	34,599	2,134,412

		17,799,416

Beverages 2.1%
Beam, Inc.	25,517	2,125,566
Brown-Forman Corp., Class B	25,354	1,952,258
Coca-Cola Co. (The)	594,306	22,476,653
Coca-Cola Enterprises, Inc.	37,784	1,635,669
Constellation Brands, Inc., Class A*	26,072	1,998,940
Dr Pepper Snapple Group, Inc.	31,396	1,503,241
Molson Coors Brewing Co., Class B	24,741	1,302,366
Monster Beverage Corp.*	21,251	1,442,943
PepsiCo, Inc.	239,995	19,285,998

		53,723,634

Biotechnology 2.6%
Alexion Pharmaceuticals, Inc.*	30,683	4,870,313
Amgen, Inc.	118,014	14,037,765
Biogen Idec, Inc.*	36,965	11,556,738
Celgene Corp.*	64,485	9,797,206
Gilead Sciences, Inc.*	239,955	19,352,371
Regeneron Pharmaceuticals, Inc.*	12,290	3,546,771
Vertex Pharmaceuticals, Inc.*	36,579	2,891,204

		66,052,368

Building Products 0.1%
Allegion PLC*	13,972	689,518
Masco Corp.	55,858	1,181,955

		1,871,473

Capital Markets 2.2%
Ameriprise Financial, Inc.	30,443	3,215,999
Bank of New York Mellon Corp. (The)	179,730	5,744,171
BlackRock, Inc.	19,883	5,974,245
Charles Schwab Corp. (The)	181,571	4,506,592
E*TRADE Financial Corp.*	44,935	899,599
Franklin Resources, Inc.	63,179	3,285,940
Goldman Sachs Group, Inc. (The)	65,961	10,825,519
Invesco Ltd.	69,365	2,306,386
Legg Mason, Inc.(a)	16,609	703,391
Morgan Stanley	216,807	6,397,975
Northern Trust Corp.	35,152	2,116,853
State Street Corp.	68,698	4,599,331
T. Rowe Price Group, Inc.	40,828	3,202,548

		53,778,549

Chemicals 2.5%
Air Products & Chemicals, Inc.	33,062	3,476,139
Airgas, Inc.	10,385	1,072,148
CF Industries Holdings, Inc.	8,968	2,070,353
Dow Chemical Co. (The)	189,800	8,637,798
E.I. du Pont de Nemours & Co.	144,925	8,841,874
Eastman Chemical Co.	24,085	1,877,667
Ecolab, Inc.	42,434	4,266,314
FMC Corp.	20,854	1,472,918
International Flavors & Fragrances, Inc.	12,754	1,105,517
LyondellBasell Industries NV, Class A	68,361	5,384,112
Monsanto Co.	82,288	8,767,786
Mosaic Co. (The)	53,327	2,381,584
PPG Industries, Inc.	22,225	4,052,951
Praxair, Inc.	46,064	5,745,102
Sherwin-Williams Co. (The)	13,478	2,469,978
Sigma-Aldrich Corp.	18,725	1,740,863

		63,363,104

Commercial Banks 2.9%
BB&T Corp.	110,311	4,126,734
Comerica, Inc.	28,621	1,310,842
Fifth Third Bancorp	138,149	2,903,892
Huntington Bancshares, Inc.	129,952	1,178,665
KeyCorp	140,310	1,790,356
M&T Bank Corp.(a)	20,378	2,272,351
PNC Financial Services Group, Inc. (The)	83,269	6,651,528

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (Continued)

	Shares	Market Value
Commercial Banks (Continued)
Regions Financial Corp.	215,559	$2,192,235
SunTrust Banks, Inc.	83,761	3,100,832
U.S. Bancorp	285,799	11,354,794
Wells Fargo & Co.	750,145	34,011,574
Zions Bancorporation	28,885	830,444

		71,724,247

Commercial Services & Supplies 0.5%
ADT Corp. (The)(a)	31,293	940,042
Cintas Corp.	15,757	899,252
Iron Mountain, Inc.	26,627	703,219
Pitney Bowes, Inc.	31,603	795,763
Republic Services, Inc.	42,259	1,353,556
Stericycle, Inc.*	13,412	1,570,009
Tyco International Ltd.	72,812	2,948,158
Waste Management, Inc.	68,281	2,852,780

		12,062,779

Communications Equipment 1.8%
Cisco Systems, Inc.	836,698	18,332,053
F5 Networks, Inc.*	12,143	1,299,301
Harris Corp.	16,722	1,159,503
Juniper Networks, Inc.*	79,021	2,102,749
Motorola Solutions, Inc.	36,031	2,298,778
QUALCOMM, Inc.	264,382	19,622,432

		44,814,816

Computers & Peripherals 3.9%
Apple, Inc.(b)	140,802	70,485,481
EMC Corp.	322,031	7,806,031
Hewlett-Packard Co.	300,745	8,721,605
NetApp, Inc.	53,331	2,258,035
SanDisk Corp.	35,348	2,458,453
Seagate Technology PLC	51,036	2,697,763
Western Digital Corp.	32,941	2,838,526

		97,265,894

Construction & Engineering 0.2%
Fluor Corp.	25,561	1,941,614
Jacobs Engineering Group, Inc.*	20,609	1,251,172
Quanta Services, Inc.*	33,721	1,051,084

		4,243,870

Construction Materials 0.1%
Vulcan Materials Co.	20,339	1,255,526

Consumer Finance 1.0%
American Express Co.	144,173	12,257,588
Capital One Financial Corp.	90,224	6,370,717
Discover Financial Services	74,957	4,021,443
SLM Corp.	68,266	1,553,734

		24,203,482

Containers & Packaging 0.2%
Avery Dennison Corp.	15,116	744,765
Ball Corp.	22,631	1,158,481
Bemis Co., Inc.	16,105	620,203
MeadWestvaco Corp.	27,832	1,003,900
Owens-Illinois, Inc.*	25,815	827,113
Sealed Air Corp.	30,694	957,346

		5,311,808

Distributors 0.1%
Genuine Parts Co.(a)	24,154	1,986,666

Diversified Consumer Services 0.1%
H&R Block, Inc.	42,758	1,299,843

Diversified Financial Services 3.9%
Bank of America Corp.	1,669,159	27,958,413
Citigroup, Inc.	474,639	22,512,128
CME Group, Inc.	49,330	3,687,911
IntercontinentalExchange Group, Inc.	18,002	3,758,637
JPMorgan Chase & Co.	588,282	32,567,291
Leucadia National Corp.	49,055	1,340,673
McGraw Hill Financial, Inc.	42,376	3,222,271
Moody’s Corp.	29,620	2,209,060
NASDAQ OMX Group, Inc. (The)	18,091	690,172

		97,946,556

Diversified Telecommunication Services 2.1%
AT&T, Inc.	824,397	27,468,908
CenturyLink, Inc.(a)	92,493	2,669,348
Frontier Communications Corp.(a)	156,387	735,019
Verizon Communications, Inc.	447,839	21,505,228
Windstream Holdings, Inc.(a)	93,260	697,585

		53,076,088

Electric Utilities 1.7%
American Electric Power Co., Inc.	76,254	3,721,958
Duke Energy Corp.	110,480	7,802,097
Edison International	50,983	2,455,341
Entergy Corp.	27,903	1,758,726
Exelon Corp.	134,093	3,888,697
FirstEnergy Corp.	65,445	2,060,863
NextEra Energy, Inc.	67,397	6,195,806
Northeast Utilities	49,306	2,159,603
Pepco Holdings, Inc.	39,076	759,247
Pinnacle West Capital Corp.	17,218	906,183
PPL Corp.	98,624	3,014,936
Southern Co. (The)	137,982	5,690,378
Xcel Energy, Inc.	77,871	2,251,251

		42,665,086

Electrical Equipment 0.8%
AMETEK, Inc.	38,299	1,892,736
Eaton Corp. PLC	74,253	5,427,152
Emerson Electric Co.	110,163	7,264,148
Rockwell Automation, Inc.	21,699	2,491,913
Roper Industries, Inc.	15,540	2,132,710

		19,208,659

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	24,768	2,151,844
Corning, Inc.	226,467	3,897,497
FLIR Systems, Inc.	22,162	702,978
Jabil Circuit, Inc.	28,924	519,764
TE Connectivity Ltd.	64,217	3,628,903

		10,900,986

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	69,358	3,928,437
Cameron International Corp.*	37,222	2,232,203

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (Continued)

	Shares	Market Value
Energy Equipment & Services (Continued)
Diamond Offshore Drilling, Inc.(a)	10,876	$527,921
Ensco PLC, Class A	36,552	1,841,124
FMC Technologies, Inc.*	37,021	1,830,318
Halliburton Co.	132,738	6,505,489
Helmerich & Payne, Inc.	16,765	1,475,991
Nabors Industries Ltd.	40,638	694,097
National Oilwell Varco, Inc.	66,992	5,025,070
Noble Corp. PLC	39,652	1,230,402
Rowan Cos. PLC, Class A*	19,437	609,739
Schlumberger Ltd.	206,092	18,047,476
Transocean Ltd.	53,041	2,295,615

		46,243,882

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	68,374	7,682,502
CVS Caremark Corp.	186,263	12,613,730
Kroger Co. (The)	81,437	2,939,876
Safeway, Inc.	38,617	1,206,395
Sysco Corp.	91,008	3,192,561
Walgreen Co.	136,281	7,815,715
Wal-Mart Stores, Inc.	253,185	18,907,856
Whole Foods Market, Inc.	58,234	3,043,309

		57,401,944

Food Products 1.5%
Archer-Daniels-Midland Co.	102,963	4,064,979
Campbell Soup Co.	28,095	1,157,795
ConAgra Foods, Inc.	66,016	2,098,649
General Mills, Inc.	99,254	4,766,177
Hershey Co. (The)	23,442	2,330,135
Hormel Foods Corp.	21,061	957,012
J.M. Smucker Co. (The)	16,452	1,585,808
Kellogg Co.	40,241	2,333,173
Kraft Foods Group, Inc.	93,246	4,881,428
McCormick & Co., Inc., Non-Voting Shares	20,663	1,326,151
Mead Johnson Nutrition Co.	31,607	2,430,262
Mondelez International, Inc., Class A	274,450	8,988,238
Tyson Foods, Inc., Class A	42,501	1,589,538

		38,509,345

Gas Utilities 0.1%
AGL Resources, Inc.	18,586	888,039
ONEOK, Inc.	32,280	2,210,857

		3,098,896

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	241,962	8,870,327
Baxter International, Inc.	84,926	5,800,446
Becton, Dickinson and Co.	30,373	3,283,929
Boston Scientific Corp.*	208,937	2,826,918
C.R. Bard, Inc.	12,188	1,579,443
CareFusion Corp.*	33,069	1,348,223
Covidien PLC	71,984	4,912,188
DENTSPLY International, Inc.	22,320	1,029,845
Edwards Lifesciences Corp.*	17,119	1,114,789
Intuitive Surgical, Inc.*	5,956	2,427,547
Medtronic, Inc.	156,231	8,836,425
St. Jude Medical, Inc.	45,664	2,773,175
Stryker Corp.	46,189	3,584,266
Varian Medical Systems, Inc.*	16,542	1,345,030
Zimmer Holdings, Inc.	26,755	2,514,167

		52,246,718

Health Care Providers & Services 2.1%
Aetna, Inc.	57,508	3,929,522
AmerisourceBergen Corp.	35,996	2,419,651
Cardinal Health, Inc.	53,436	3,634,717
Cigna Corp.	43,254	3,733,253
DaVita HealthCare Partners, Inc.*	27,625	1,793,691
Express Scripts Holding Co.*	126,099	9,418,334
Humana, Inc.	24,398	2,373,925
Laboratory Corp of America Holdings*(a)	13,676	1,228,515
McKesson Corp.	35,947	6,269,516
Patterson Cos., Inc.	13,043	521,198
Quest Diagnostics, Inc.(a)	22,755	1,194,638
Tenet Healthcare Corp.*	15,524	714,259
UnitedHealth Group, Inc.	157,548	11,387,570
WellPoint, Inc.	46,229	3,975,694

		52,594,483

Health Care Technology 0.1%
Cerner Corp.*	46,195	2,628,034

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	68,543	2,686,200
Chipotle Mexican Grill, Inc.*	4,842	2,672,590
Darden Restaurants, Inc.	20,430	1,010,059
International Game Technology	38,941	561,919
Marriott International, Inc., Class A	35,153	1,733,043
McDonald’s Corp.	155,713	14,663,493
Starbucks Corp.	117,931	8,387,253
Starwood Hotels & Resorts Worldwide, Inc.	29,968	2,238,909
Wyndham Worldwide Corp.	20,390	1,446,467
Wynn Resorts Ltd.	12,640	2,748,189
Yum! Brands, Inc.	69,689	4,679,616

		42,827,738

Household Durables 0.4%
D.R. Horton, Inc.*(a)	44,465	1,044,038
Garmin Ltd.(a)	19,243	866,897
Harman International Industries, Inc.	10,569	1,093,152
Leggett & Platt, Inc.	22,093	663,232
Lennar Corp., Class A	26,160	1,050,586
Mohawk Industries, Inc.*	9,546	1,357,250
Newell Rubbermaid, Inc.	44,939	1,388,615
PulteGroup, Inc.	53,942	1,096,101
Whirlpool Corp.	12,283	1,637,324

		10,197,195

Household Products 2.0%
Clorox Co. (The)	20,193	1,782,436
Colgate-Palmolive Co.	137,546	8,421,942
Kimberly-Clark Corp.	59,722	6,531,795
Procter & Gamble Co. (The)	425,381	32,592,692

		49,328,865

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	102,747	1,444,623
NRG Energy, Inc.(a)	50,606	1,409,377

		2,854,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (Continued)

	Shares	Market Value
Industrial Conglomerates 2.4%
3M Co.	100,092	$12,830,794
Danaher Corp.	93,829	6,979,939
General Electric Co.	1,583,286	39,787,977

		59,598,710

Information Technology Services 3.6%
Accenture PLC, Class A	99,485	7,946,862
Alliance Data Systems Corp.*	7,623	1,826,928
Automatic Data Processing, Inc.	75,337	5,770,814
Cognizant Technology Solutions Corp., Class A*	47,337	4,587,902
Computer Sciences Corp.	23,034	1,391,484
Fidelity National Information Services, Inc.	45,557	2,309,740
Fiserv, Inc.*	40,365	2,262,458
International Business Machines Corp.	159,731	28,221,273
MasterCard, Inc., Class A	162,010	12,260,917
Paychex, Inc.	50,860	2,126,965
Teradata Corp.*	25,567	1,051,315
Total System Services, Inc.	26,130	780,765
Visa, Inc., Class A	79,691	17,167,832
Western Union Co. (The)	86,413	1,330,760

		89,036,015

Insurance 4.1%
ACE Ltd.	53,216	4,992,193
Aflac, Inc.	72,937	4,578,985
Allstate Corp. (The)	71,177	3,644,262
American International Group, Inc.	230,408	11,050,368
Aon PLC	47,110	3,790,471
Assurant, Inc.	11,377	743,487
Berkshire Hathaway, Inc., Class B*	281,690	31,436,604
Chubb Corp. (The)	39,397	3,330,622
Cincinnati Financial Corp.	23,071	1,117,790
Genworth Financial, Inc., Class A*	77,337	1,140,721
Hartford Financial Services Group, Inc.	69,960	2,326,170
Lincoln National Corp.	41,052	1,971,728
Loews Corp.	47,861	2,134,122
Marsh & McLennan Cos., Inc.	85,876	3,925,392
MetLife, Inc.	175,434	8,605,038
Principal Financial Group, Inc.	42,839	1,866,495
Progressive Corp. (The)	86,377	2,007,401
Prudential Financial, Inc.	72,454	6,114,393
Torchmark Corp.	14,148	1,063,222
Travelers Cos., Inc. (The)	56,972	4,630,684
Unum Group	40,865	1,315,853
XL Group PLC	44,252	1,271,802

		103,057,803

Internet & Catalog Retail 1.4%
Amazon.com, Inc.*	58,021	20,811,552
Expedia, Inc.	16,113	1,047,023
Netflix, Inc.*	9,273	3,795,717
priceline.com, Inc.*	8,048	9,214,075
TripAdvisor, Inc.*	17,339	1,338,397

		36,206,764

Internet Software & Services 3.4%
Akamai Technologies, Inc.*	28,005	1,335,278
eBay, Inc.*	182,332	9,700,062
Facebook, Inc., Class A*	257,386	16,104,642
Google, Inc., Class A*	43,917	51,864,660
VeriSign, Inc.*	20,158	1,184,283
Yahoo!, Inc.*	147,636	5,317,849

		85,506,774

Leisure Equipment & Products 0.1%
Hasbro, Inc.	18,069	887,549
Mattel, Inc.	52,959	2,003,969

		2,891,518

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	51,764	3,010,077
Life Technologies Corp.*	27,018	2,055,259
PerkinElmer, Inc.	17,584	766,663
Thermo Fisher Scientific, Inc.	56,550	6,511,167
Waters Corp.*	13,320	1,442,156

		13,785,322

Machinery 1.7%
Caterpillar, Inc.	99,583	9,351,839
Cummins, Inc.	27,267	3,462,364
Deere & Co.	59,911	5,149,949
Dover Corp.	26,659	2,307,603
Flowserve Corp.	21,824	1,578,530
Illinois Tool Works, Inc.	63,899	5,039,714
Ingersoll-Rand PLC	41,925	2,464,771
Joy Global, Inc.(a)	16,629	877,845
PACCAR, Inc.	55,410	3,102,960
Pall Corp.	17,336	1,388,614
Parker Hannifin Corp.	23,353	2,647,530
Pentair Ltd.	31,192	2,318,501
Snap-on, Inc.	9,098	911,165
Stanley Black & Decker, Inc.	24,288	1,879,891
Xylem, Inc.	28,866	962,970

		43,444,246

Media 3.7%
Cablevision Systems Corp., Class A(a)	33,492	537,212
CBS Corp. Non-Voting Shares, Class B	87,332	5,128,135
Comcast Corp., Class A	407,813	22,205,418
DIRECTV*	76,469	5,309,243
Discovery Communications, Inc., Class A*	35,314	2,817,351
Gannett Co., Inc.	35,657	981,637
Graham Holdings Co., Class B	681	426,347
Interpublic Group of Cos., Inc. (The)	65,129	1,062,905
News Corp., Class A*	77,894	1,243,188
Omnicom Group, Inc.	40,273	2,923,014

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Scripps Networks Interactive, Inc., Class A	17,143	$1,243,210
Time Warner Cable, Inc.	44,112	5,878,806
Time Warner, Inc.	141,580	8,895,472
Twenty-First Century Fox, Inc., Class A	307,088	9,771,540
Viacom, Inc., Class B	63,509	5,214,089
Walt Disney Co. (The)	255,749	18,569,935

		92,207,502

Metals & Mining 0.5%
Alcoa, Inc.(a)	167,368	1,926,406
Allegheny Technologies, Inc.	16,893	531,116
Cliffs Natural Resources, Inc.(a)	23,956	462,830
Freeport-McMoRan Copper & Gold, Inc.	162,459	5,265,296
Newmont Mining Corp.	77,906	1,682,769
Nucor Corp.	49,794	2,407,540
United States Steel Corp.	22,633	590,948

		12,866,905

Multiline Retail 0.7%
Dollar General Corp.*	46,105	2,596,634
Dollar Tree, Inc.*	32,562	1,645,032
Family Dollar Stores, Inc.	15,128	935,213
Kohl’s Corp.	31,498	1,594,744
Macy’s, Inc.	57,661	3,067,565
Nordstrom, Inc.	22,389	1,286,248
Target Corp.	98,914	5,602,489

		16,727,925

Multi-Utilities 1.2%
Ameren Corp.	37,966	1,436,633
CenterPoint Energy, Inc.	67,072	1,569,485
CMS Energy Corp.	41,621	1,156,648
Consolidated Edison, Inc.	45,832	2,493,719
Dominion Resources, Inc.	90,831	6,168,333
DTE Energy Co.	27,663	1,887,170
Integrys Energy Group, Inc.	12,486	678,489
NiSource, Inc.	49,023	1,684,921
PG&E Corp.	70,307	2,963,440
Public Service Enterprise Group, Inc.	79,158	2,639,128
SCANA Corp.	21,991	1,039,515
Sempra Energy	35,568	3,297,509
TECO Energy, Inc.	31,956	523,439
Wisconsin Energy Corp.	35,445	1,512,438

		29,050,867

Office Electronics 0.1%
Xerox Corp.	181,086	1,964,783

Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum Corp.	78,755	6,354,741
Apache Corp.	62,475	5,014,244
Cabot Oil & Gas Corp.	65,902	2,634,762
Chesapeake Energy Corp.	79,097	2,128,500
Chevron Corp.	300,961	33,596,276
ConocoPhillips	191,716	12,451,954
CONSOL Energy, Inc.	35,823	1,337,989
Denbury Resources, Inc.*	57,374	922,000
Devon Energy Corp.	59,721	3,536,678
EOG Resources, Inc.	42,717	7,058,557
EQT Corp.	23,584	2,188,831
Exxon Mobil Corp.	683,638	63,004,078
Hess Corp.	44,511	3,360,135
Kinder Morgan, Inc.	105,362	3,583,362
Marathon Oil Corp.	109,013	3,574,536
Marathon Petroleum Corp.	47,107	4,100,664
Murphy Oil Corp.	27,503	1,556,945
Newfield Exploration Co.*	21,295	527,477
Noble Energy, Inc.	56,222	3,504,317
Occidental Petroleum Corp.	126,140	11,046,080
Peabody Energy Corp.	42,217	719,800
Phillips 66	93,821	6,857,377
Pioneer Natural Resources Co.	22,318	3,778,884
QEP Resources, Inc.	28,051	866,495
Range Resources Corp.	25,572	2,204,051
Southwestern Energy Co.*	54,877	2,232,945
Spectra Energy Corp.	104,851	3,769,394
Tesoro Corp.	20,784	1,070,792
Valero Energy Corp.	84,434	4,314,577
Williams Cos., Inc. (The)	106,947	4,330,284
WPX Energy, Inc.*	31,417	598,494

		202,225,219

Paper & Forest Products 0.1%
International Paper Co.	69,420	3,314,111

Personal Products 0.2%
Avon Products, Inc.	67,872	1,010,614
Estee Lauder Cos., Inc. (The), Class A	40,067	2,754,206

		3,764,820

Pharmaceuticals 6.0%
AbbVie, Inc.	248,955	12,256,055
Actavis PLC*	27,236	5,147,059
Allergan, Inc.	46,502	5,329,129
Bristol-Myers Squibb Co.	257,668	12,875,670
Eli Lilly & Co.	155,151	8,379,706
Forest Laboratories, Inc.*	37,098	2,459,597
Hospira, Inc.*	25,954	1,142,236
Johnson & Johnson	441,532	39,062,336
Merck & Co., Inc.	457,256	24,220,850
Mylan, Inc.*	59,910	2,720,513
Perrigo Co. PLC(a)	21,083	3,281,780
Pfizer, Inc.	1,014,233	30,832,683
Zoetis, Inc.	78,242	2,375,427

		150,083,041

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	5,970	656,700
Equifax, Inc.	19,040	1,333,943
Nielsen Holdings NV	39,597	1,674,557
Robert Half International, Inc.	21,685	905,999

		4,571,199

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.	61,756	$4,994,825
Apartment Investment & Management Co., Class A	22,828	638,499
AvalonBay Communities, Inc.	19,036	2,350,946
Boston Properties, Inc.	23,923	2,585,837
Equity Residential	52,450	2,904,681
General Growth Properties, Inc.	84,122	1,694,217
HCP, Inc.	71,399	2,795,271
Health Care REIT, Inc.	45,172	2,616,362
Host Hotels & Resorts, Inc.	118,344	2,176,346
Kimco Realty Corp.	64,105	1,340,436
Macerich Co. (The)	21,991	1,244,691
Plum Creek Timber Co., Inc.	27,682	1,192,264
Prologis, Inc.	78,042	3,024,908
Public Storage	22,618	3,564,371
Simon Property Group, Inc.	48,562	7,519,340
Ventas, Inc.	46,019	2,871,125
Vornado Realty Trust	27,221	2,499,704
Weyerhaeuser Co.	91,191	2,724,787

		48,738,610

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	43,556	1,155,976

Road & Rail 0.9%
CSX Corp.	158,626	4,268,626
Kansas City Southern	17,245	1,820,899
Norfolk Southern Corp.	48,340	4,475,801
Ryder System, Inc.	8,227	585,680
Union Pacific Corp.	72,075	12,558,348

		23,709,354

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	50,249	1,679,824
Analog Devices, Inc.	48,673	2,349,446
Applied Materials, Inc.	188,436	3,169,493
Broadcom Corp., Class A	84,437	2,512,845
First Solar, Inc.*	10,997	556,228
Intel Corp.	777,917	19,090,083
KLA-Tencor Corp.	26,077	1,602,953
Lam Research Corp.*	25,410	1,286,000
Linear Technology Corp.	36,641	1,631,990
LSI Corp.	85,263	940,451
Microchip Technology, Inc.(a)	31,039	1,392,410
Micron Technology, Inc.*	164,642	3,793,352
NVIDIA Corp.	90,535	1,421,399
Texas Instruments, Inc.	171,287	7,262,569
Xilinx, Inc.	41,985	1,948,944

		50,637,987

Software 3.5%
Adobe Systems, Inc.*	72,750	4,306,072
Autodesk, Inc.*	35,252	1,806,665
CA, Inc.	50,842	1,631,011
Citrix Systems, Inc.*	29,167	1,577,060
Electronic Arts, Inc.*	48,368	1,276,915
Intuit, Inc.	44,575	3,265,119
Microsoft Corp.	1,188,814	44,996,610
Oracle Corp.	549,165	20,264,189
Red Hat, Inc.*	29,652	1,675,338
Salesforce.com, Inc.*(a)	86,813	5,254,791
Symantec Corp.	108,917	2,331,913

		88,385,683

Specialty Retail 2.1%
AutoNation, Inc.*	10,098	498,740
AutoZone, Inc.*	5,325	2,636,195
Bed Bath & Beyond, Inc.*	33,604	2,145,616
Best Buy Co., Inc.	42,776	1,006,947
CarMax, Inc.*	34,949	1,576,549
GameStop Corp., Class A(a)	18,290	641,430
Gap, Inc. (The)	41,450	1,578,416
Home Depot, Inc. (The)	220,375	16,935,819
L Brands, Inc.	38,156	1,997,848
Lowe’s Cos., Inc.	163,661	7,575,868
O’Reilly Automotive, Inc.*	16,794	2,199,678
PetSmart, Inc.(a)	16,231	1,022,553
Ross Stores, Inc.	33,907	2,302,624
Staples, Inc.(a)	103,351	1,360,099
Tiffany & Co.	17,231	1,433,447
TJX Cos., Inc.	111,295	6,383,881
Tractor Supply Co.	21,848	1,453,111
Urban Outfitters, Inc.*	17,062	611,161

		53,359,982

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.(a)	43,887	2,101,748
Fossil Group, Inc.*	7,687	859,637
Michael Kors Holdings Ltd.*	28,071	2,243,715
NIKE, Inc., Class B	116,933	8,518,569
PVH Corp.	12,764	1,542,785
Ralph Lauren Corp.	9,330	1,463,784
VF Corp.(a)	55,120	3,221,764

		19,952,002

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	74,406	672,630
People’s United Financial, Inc.	49,722	706,550

		1,379,180

Tobacco 1.4%
Altria Group, Inc.	312,983	11,023,261
Lorillard, Inc.	57,643	2,837,188
Philip Morris International, Inc.	250,725	19,591,652
Reynolds American, Inc.	49,051	2,378,974

		35,831,075

Trading Companies & Distributors 0.2%
Fastenal Co.	42,719	1,876,646
W.W. Grainger, Inc.	9,667	2,266,718

		4,143,364

Wireless Telecommunication Services 0.1%
Crown Castle International Corp.*	52,277	3,709,576

Total Common Stocks (cost $1,644,996,435)		2,490,910,961

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	12,103,662	$12,103,662

Total Mutual Fund (cost $12,103,662)		12,103,662

Repurchase Agreements 0.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.03%, dated 01/31/14, due 02/03/14, repurchase price $5,000,013, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.75%, maturing 04/28/14 - 06/12/37; total market value $5,100,022. (d)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14, repurchase price $3,714,618, collateralized by U.S. Government Agency Securities ranging from 1.63% - 5.00%, maturing 04/20/24 - 12/20/43; total market value $3,788,922. (d)	$3,714,608	$3,714,608
Goldman Sachs & Co., 0.01%, dated 01/29/14, due 02/05/14, repurchase price $5,000,010, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 4.38%, maturing 07/15/19 - 02/15/43; total market value $5,100,000. (d)	5,000,000	5,000,000

Total Repurchase Agreements (cost $13,714,608)		13,714,608

Total Investments (cost $1,670,814,705) (e) — 100.5%		2,516,729,231
Liabilities in excess of other assets — (0.5%)		(13,308,540)

NET ASSETS — 100.0%		$2,503,420,691

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $30,046,241, which was collateralized by a repurchase agreement with a value of $13,714,608 and $17,377,270 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.25%, and maturity dates ranging from 03/31/14 - 05/15/43 a total value of $31,091,878.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of January 31, 2014.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2014 was $13,714,608.
(e)	At January 31, 2014, the tax basis cost of the Fund’s investments was $1,736,333,537, tax unrealized appreciation and depreciation were $835,513,206 and $(55,117,512), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

At January 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
182	E-mini S&P 500	03/21/14	$16,167,060	$(355,295)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,490,910,961	$—	$—	$2,490,910,961
Mutual Fund	12,103,662	—	—	12,103,662
Repurchase Agreements	—	13,714,608	—	13,714,608

Total Assets	$2,503,014,623	$13,714,608	$—	$2,516,729,231

Liabilities:
Futures Contracts	(355,295)	—	—	(355,295)

Total Liabilities	$(355,295)	$—	$—	$(355,295)

Total	$2,502,659,328	$13,714,608	$—	$2,516,373,936

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(355,295)

Total		$(355,295)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities 11.6%

	Principal Amount	Market Value
Automobiles 3.8%
Ally Auto Receivables Trust Series 2012-4, Class A3, 0.59%, 01/17/17	$145,000	$145,162
Series 2012-SN1, Class A3, 0.57%, 08/20/15	240,000	240,253
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	600,000	599,966
Harley-Davidson Motorcycle Trust, Series 2012-1, Class A3, 0.68%, 04/15/17	141,986	142,213
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 01/15/16	103,706	103,926
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15(a)	660,000	660,269
Toyota Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.56%, 05/15/15	493,325	495,069
USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, 08/15/16	225,000	225,035
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	659,127	663,027

		3,274,920

Other 7.8%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 02/15/16	89,574	90,215
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	422,014	422,592
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	860,705	903,208
CNH Equipment Trust, Series 2012-C, Class A3, 0.57%, 12/15/17	395,000	395,114
Consumers Funding LLC, Series 2001-1, Class A6, 5.76%, 10/20/16	453,232	477,261
Entergy Gulf States Reconstruction Funding LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	1,001,377	1,092,888
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1, 2.12%, 02/01/16	296,146	299,742
GE Equipment Midticket LLC Series 2010-1, Class A4, 1.47%, 07/14/15(a)	45,398	45,413
Series 2012-1, Class A3, 0.60%, 05/23/16	305,000	304,929
GE Equipment Transportation LLC, Series 2011-1, Class A4, 1.33%, 05/20/19	142,495	142,548
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	530,472	562,708
PSE&G Transition Funding LLC, Series 2001-1, Class A8, 6.89%, 12/15/17	1,200,000	1,291,970
Volvo Financial Equipment LLC, Series 2012-1A, Class A4, 1.09%, 08/15/17(a)	710,000	712,648

		6,741,236

Total Asset-Backed Securities (cost $10,123,116)		10,016,156

Collateralized Mortgage Obligations 15.6%

	Principal Amount	Market Value
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33(a)	$421,830	$411,200
Federal Home Loan Mortgage Corp. REMICS Series 3758, Class CD, 1.50%, 08/15/17	104,752	105,808
Series 3840, Class BA, 2.00%, 02/15/18	213,968	217,362
Series 3728, Class CA, 1.50%, 10/15/18	193,452	195,493
Series 3756, Class DA, 1.20%, 11/15/18	290,807	291,984
Series 3846, Class CK, 1.50%, 09/15/20	397,705	401,258
Series 3728, Class EA, 3.50%, 09/15/20	117,885	119,419
Series 3755, Class AL, 1.50%, 11/15/20	230,489	231,397
Series 3645, Class EH, 3.00%, 12/15/20	119,929	124,348
Series 3815, Class DE, 3.00%, 10/15/21	170,640	176,746
Series 3852, Class EA, 4.50%, 12/15/21	213,756	227,350
Series 4060, Class EA, 1.75%, 06/15/22	851,721	849,998
Series 3627, Class QG, 4.00%, 07/15/23	129,959	133,709
Series 3501, Class AC, 4.00%, 08/15/23	117,906	123,193
Series 3585, Class LA, 3.50%, 10/15/24	361,054	377,930
Series 3609, Class LE, 3.00%, 12/15/24	204,179	211,381
Series 3609, Class LC, 3.50%, 12/15/24	324,093	338,472
Series 3718, Class BC, 2.00%, 02/15/25	264,944	268,647
Series 3721, Class PE, 3.50%, 09/15/40	455,778	478,457
Federal National Mortgage Association REMICS Series 2011-69, Class AB, 1.50%, 05/25/18	386,534	390,017
Series 2011-69, Class AC, 2.00%, 05/25/18	231,920	235,485
Series 2010-30, Class DB, 2.00%, 08/25/18	123,148	125,420
Series 2010-95, Class BK, 1.50%, 02/25/20	293,042	296,062
Series 2011-47, Class MA, 2.50%, 01/25/22	208,516	214,514

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association REMICS (continued)
Series 2012-99, Class TC, 1.50%, 09/25/22	$1,128,208	$1,114,517
Series 2010-50, Class AD, 3.00%, 01/25/24	63,854	65,551
Series 2010-57, Class AQ, 3.00%, 08/25/24	19,324	19,820
Series 2009-76, Class MA, 4.00%, 09/25/24	436,091	452,325
Series 2012-93, Class DP, 1.50%, 09/25/27	814,849	814,246
Series 2012-100, Class WA, 1.50%, 09/25/27	850,803	812,955
Series 2006-27, Class BF, 0.46%, 04/25/36(b)	717,804	720,048
Series 2010-66, Class QA, 4.50%, 08/25/39	182,505	191,671
Government National Mortgage Association Series 2004-76, Class QA, 4.00%, 01/20/34	276,093	286,536
Series 2009-66, Class LG, 2.25%, 05/16/39	392,793	398,958
Series 2009-104, Class KE, 2.50%, 08/16/39	272,343	280,014
Series 2010-4, Class JC, 3.00%, 08/16/39	321,602	331,057
Series 2009-88, Class QE, 3.00%, 09/16/39	846,624	876,461
Series 2011-39, Class NE, 3.50%, 09/16/39	558,772	582,478

Total Collateralized Mortgage Obligations (cost $13,603,352)		13,492,287

Commercial Mortgage Backed Securities 14.8%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43	$400,000	$416,684
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A1, 1.56%, 12/15/47	305,450	307,329
Series 2011-C2, Class A2, 3.06%, 12/15/47	630,000	655,981
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	306,209	304,678
COMM Mortgage Trust, Series 2012-CR2, Class A2, 2.03%, 08/15/45	700,000	710,449
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	137,399	137,619
Series 2012-CR3, Class A1, 0.67%, 10/15/45	235,659	234,382
Series 2012-LC4, Class A1, 1.16%, 12/10/44	83,500	83,735
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	881,941	924,348
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A, 0.84%, 05/25/35(a)(b)	309,796	312,870
Federal National Mortgage Association-ACES Series 2012-M8, Class AB1, 1.36%, 05/25/22	187,311	183,831
Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	115,000	114,760
Series 2012-M8, Class A1, 1.54%, 05/25/22	62,444	61,999
Series 2012-M9, Class AB1, 1.37%, 04/25/22	704,731	696,730
GS Mortgage Securities Corp. II Series 2006-GG6, Class A2, 5.51%, 04/10/38(b)	72,779	73,598
Series 2011-GC5, Class A1, 1.47%, 08/10/44	259,620	260,444
Series 2012-GC6, Class A1, 1.28%, 01/10/45	181,732	182,573
Series 2012-GCJ7, Class A1, 1.14%, 05/10/45	273,830	274,141
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class A3, 5.79%, 02/15/51	275,000	278,775
Series 2012-C6, Class A1, 1.03%, 05/15/45	68,495	68,564
Series 2012-C8, Class A1, 0.71%, 10/15/45	287,159	285,960
Series 2012-CBX, Class A1, 0.96%, 06/15/45	189,187	189,415
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, 4.74%, 02/15/30	390,000	399,216
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.66%, 11/15/45	234,222	232,954
Series 2013-C11, Class A1, 1.31%, 08/15/46	2,200,399	2,209,252
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A1, 1.01%, 05/10/63	199,277	199,385
Series 2012-C3, Class A1, 0.73%, 08/10/49	760,918	757,696
Series 2013-C5, Class A1, 0.78%, 03/10/46	420,549	418,780
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, 5.24%, 10/15/44(b)	340,056	359,861
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	717,662	714,114
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class A1, 1.08%, 04/15/45	253,580	253,706
Series 2012-C9, Class A1, 0.67%, 11/15/45	492,292	489,592

Total Commercial Mortgage Backed Securities (cost $12,881,270)		12,793,421

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds 46.4%

	Principal Amount	Market Value
Airlines 1.0%
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	$773,446	$850,790

Automobiles 1.1%
General Motors Co., 3.50%, 10/02/18(a)	935,000	953,700

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc., 3.63%, 04/15/15	350,000	363,103

Biotechnology 0.8%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	650,000	699,563

Chemicals 1.7%
Dow Chemical Co. (The), 2.50%, 02/15/16	1,000,000	1,031,104
Ecolab, Inc. 2.38%, 12/08/14	371,000	376,699
1.00%, 08/09/15	100,000	100,454

		1,508,257

Commercial Banks 8.9%
Bank of New York Mellon Corp. (The), 2.50%, 01/15/16	445,000	459,587
Bank of Nova Scotia, 0.75%, 10/09/15	165,000	165,641
BB&T Corp., 1.10%, 06/15/18(b)	1,450,000	1,466,348
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	1,485,000	1,502,769
Capital One Financial Corp., 3.15%, 07/15/16	290,000	304,029
PNC Bank NA, 1.30%, 10/03/16	950,000	956,770
Wells Fargo & Co., 1.50%, 07/01/15	1,280,000	1,297,225
Westpac Banking Corp. 0.95%, 01/12/16	815,000	819,075
2.25%, 07/30/18	700,000	709,984

		7,681,428

Computers & Peripherals 0.8%
Hewlett-Packard Co., 3.00%, 09/15/16	650,000	678,143

Consumer Finance 4.2%
American Express Credit Corp., 1.75%, 06/12/15	590,000	598,664
Ford Motor Credit Co. LLC 3.88%, 01/15/15	940,000	967,883
2.75%, 05/15/15	1,000,000	1,023,830
2.50%, 01/15/16	350,000	359,690
1.70%, 05/09/16	470,000	475,144
PACCAR Financial Corp., 1.05%, 06/05/15	250,000	252,100

		3,677,311

Containers & Packaging 1.3%
Ball Corp., 6.75%, 09/15/20	1,000,000	1,085,000

Diversified Financial Services 9.2%
Bank of America Corp. 3.70%, 09/01/15	655,000	682,960
1.25%, 01/11/16	350,000	351,955
1.28%, 01/15/19(b)	1,800,000	1,812,269
Citigroup, Inc. 5.00%, 09/15/14	1,600,000	1,641,594
2.25%, 08/07/15	630,000	642,713
General Electric Capital Corp., 0.84%, 12/11/15(b)	295,000	296,925
JPMorgan Chase & Co. 3.45%, 03/01/16	1,250,000	1,312,711
Series 1, 0.87%, 01/28/19(b)	1,180,000	1,174,766

		7,915,893

Diversified Telecommunication Services 3.2%
AT&T, Inc., 1.15%, 11/27/18(b)	850,000	859,163
Telefonica Emisiones SAU, 4.95%, 01/15/15	300,000	311,007
Verizon Communications, Inc., 1.99%, 09/14/18(b)	1,550,000	1,635,250

		2,805,420

Food & Staples Retailing 0.1%
Walgreen Co., 1.80%, 09/15/17	100,000	100,873

Gas Utilities 2.8%
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	662,000	685,061
1.25%, 08/13/15	275,000	277,422
Kinder Morgan Energy Partners LP 5.13%, 11/15/14	885,000	916,249
5.63%, 02/15/15	325,000	340,992
3.50%, 03/01/16	235,000	246,633

		2,466,357

Health Care Providers & Services 0.5%
McKesson Corp., 0.95%, 12/04/15	95,000	95,159
WellPoint, Inc., 1.25%, 09/10/15	300,000	302,627

		397,786

Media 1.8%
Time Warner Cable, Inc., 3.50%, 02/01/15	1,500,000	1,538,495

Metals & Mining 0.5%
Rio Tinto Finance USA PLC 1.13%, 03/20/15	225,000	226,285
1.63%, 08/21/17	200,000	200,398

		426,683

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Office Electronics 0.2%
Xerox Corp., 4.25%, 02/15/15	$130,000	$134,557

Oil, Gas & Consumable Fuels 1.7%
Petrohawk Energy Corp., 7.25%, 08/15/18	1,000,000	1,071,250
Valero Energy Corp., 4.50%, 02/01/15	425,000	441,328

		1,512,578

Pharmaceuticals 3.9%
Merck & Co., Inc., 0.60%, 05/18/18(b)	1,525,000	1,527,615
Mylan, Inc., 7.88%, 07/15/20(a)	1,600,000	1,806,000

		3,333,615

Software 2.3%
Oracle Corp., 0.82%, 01/15/19(b)	2,000,000	2,011,823

Total Corporate Bonds (cost $39,905,063)		40,141,375

Municipal Bond 1.0%

	Principal Amount	Market Value
Louisiana 1.0%
Louisiana Public Facilities Authority, RB, Series 2008-ELL, 5.75%, 02/01/19	785,722	840,746

Total Municipal Bond (cost $856,572)		840,746

U.S. Government Mortgage Backed Agencies 9.4%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11723 5.50%, 07/01/20	$117,158	$126,572
Pool# J11719 4.00%, 02/01/25	215,713	230,189
Pool# J12604 4.00%, 07/01/25	564,654	602,900
Pool# G13908 4.00%, 10/01/25	142,182	151,813
Pool# J13543 3.50%, 11/01/25	260,182	275,011
Pool# J14965 3.50%, 04/01/26	168,119	177,595
Pool# J19197 3.00%, 05/01/27	1,076,577	1,111,440
Pool# G18437 3.00%, 06/01/27	1,147,279	1,184,431
Federal National Mortgage Association Pool
Pool# AB4251 2.50%, 01/01/22	308,638	318,150
Pool# MA0979 3.00%, 02/01/22	622,902	651,322
Pool# AE5487 3.50%, 10/01/25	217,111	229,535
Pool# 255894 5.00%, 10/01/25	214,017	233,898
Pool# AB2130 3.50%, 01/01/26	189,373	200,210
Pool# AE0705 4.00%, 01/01/26	195,567	208,974
Pool# AB2518 4.00%, 03/01/26	292,810	312,700
Pool# AP4568 2.50%, 09/01/27	839,212	845,801
Pool# MA1174 3.00%, 09/01/27	273,313	282,281
Government National Mortgage Association I Pool
Pool# 723371, 4.50%, 11/15/24	470,101	507,636
Government National Mortgage Association II Pool
Pool# G2 5080, 4.00%, 06/20/26	426,330	457,872

Total U.S. Government Mortgage Backed Agencies (cost $8,119,611)		8,108,330

Yankee Dollar 0.6%

	Principal Amount	Market Value
Road & Rail 0.6%
Canadian National Railway Co., 5.80%, 06/01/16	450,000	501,914

Total Yankee Dollar (cost $489,912)		501,914

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	804,614	$804,614

Total Mutual Fund (cost $804,614)		804,614

Total Investments (cost $86,783,510) (d) — 100.3%		86,698,843
Liabilities in excess of other assets — (0.3)%		(266,387)

NET ASSETS — 100.0%		$86,432,456

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2014 was $5,826,448 which represents 6.74% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2014. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of January 31, 2014.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $86,783,510, tax unrealized appreciation and depreciation were $429,013 and $(513,680), respectively.

ACES	Alternative Credit Enhancement Services
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
PLC	Public Limited Company
RB	Revenue Bond
REMICS	Real Estate Mortgage Investment Conduits
SAU	Single Shareholder Corporation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$10,016,156	$—	$10,016,156
Collateralized Mortgage Obligations	—	13,492,287	—	13,492,287
Commercial Mortgage Backed Securities	—	12,793,421	—	12,793,421
Corporate Bonds	—	40,141,375	—	40,141,375
Municipal Bond	—	840,746	—	840,746
Mutual Fund	804,614	—	—	804,614
U.S. Government Mortgage Backed Agencies	—	8,108,330	—	8,108,330
Yankee Dollar	—	501,914	—	501,914

Total	$804,614	$85,894,229	$—	$86,698,843

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 96.7%

	Shares	Market Value
Aerospace & Defense 1.7%
AAR Corp.	18,583	$495,237
Aerovironment, Inc.*	8,641	257,675
American Science & Engineering, Inc.	3,801	259,950
API Technologies Corp.*	15,580	51,570
Astronics Corp.*	7,049	426,993
Cubic Corp.	9,275	459,391
Curtiss-Wright Corp.	21,891	1,344,545
DigitalGlobe, Inc.*	34,751	1,326,793
Ducommun, Inc.*	5,027	143,269
Engility Holdings, Inc.*	7,996	306,327
Erickson Air-Crane, Inc.*(a)	1,697	32,786
Esterline Technologies Corp.*	14,586	1,501,629
GenCorp, Inc.*(a)	28,338	482,313
HEICO Corp.	30,924	1,645,775
Innovative Solutions & Support, Inc.*	6,085	41,378
KEYW Holding Corp. (The)*(a)	14,811	236,976
Kratos Defense & Security Solutions, Inc.*	20,809	150,449
LMI Aerospace, Inc.*	4,791	66,116
Moog, Inc., Class A*	21,087	1,266,485
National Presto Industries, Inc.*(a)	2,221	168,996
Orbital Sciences Corp.*	28,049	685,798
Sparton Corp.*	4,825	134,473
Taser International, Inc.*	23,970	384,958
Teledyne Technologies, Inc.*	17,416	1,600,008

		13,469,890

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	24,100	151,589
Atlas Air Worldwide Holdings, Inc.*	12,074	426,574
Echo Global Logistics, Inc.*	8,247	167,332
Forward Air Corp.	14,096	627,836
Hub Group, Inc., Class A*	17,274	716,007
Pacer International, Inc.*	16,424	144,696
Park-Ohio Holdings Corp.*	4,033	192,777
UTi Worldwide, Inc.	42,386	663,765
XPO Logistics, Inc.*(a)	13,740	342,401

		3,432,977

Airlines 0.5%
Allegiant Travel Co.	7,013	638,674
Hawaiian Holdings, Inc.*(a)	24,196	245,831
JetBlue Airways Corp.*	108,800	953,088
Republic Airways Holdings, Inc.*	22,887	224,522
SkyWest, Inc.	24,241	315,375
Spirit Airlines, Inc.*	28,130	1,319,297

		3,696,787

Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	31,470	585,971
Cooper Tire & Rubber Co.	29,655	693,927
Dana Holding Corp.	68,673	1,299,293
Dorman Products, Inc.*	11,784	614,653
Drew Industries, Inc.	10,684	513,794
Federal-Mogul Corp.*	9,140	163,423
Fox Factory Holding Corp.*	4,510	73,152
Fuel Systems Solutions, Inc.*	6,629	81,470
Gentherm, Inc.*	15,633	398,329
Modine Manufacturing Co.*	22,055	288,921
Remy International, Inc.	6,546	130,986
Shiloh Industries, Inc.*	2,897	43,687
Spartan Motors, Inc.	15,855	91,166
Standard Motor Products, Inc.	9,272	303,287
Stoneridge, Inc.*	13,215	150,387
Superior Industries International, Inc.	10,825	197,123
Tenneco, Inc.*	28,300	1,608,572
Tower International, Inc.*	2,811	62,489

		7,300,630

Automobiles 0.0%†
Winnebago Industries, Inc.*	13,134	314,691

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	3,842	800,327
Coca-Cola Bottling Co. Consolidated	2,174	148,441
Craft Brew Alliance, Inc.*	4,892	73,967
National Beverage Corp.*	5,239	108,604

		1,131,339

Biotechnology 4.7%
ACADIA Pharmaceuticals, Inc.*(a)	32,769	763,518
Acceleron Pharma, Inc.*	3,275	151,796
Achillion Pharmaceuticals, Inc.*(a)	45,675	151,184
Acorda Therapeutics, Inc.*	18,964	556,593
Aegerion Pharmaceuticals, Inc.*	13,476	808,291
Agios Pharmaceuticals, Inc.*(a)	3,185	84,243
Alnylam Pharmaceuticals, Inc.*	27,115	2,268,441
AMAG Pharmaceuticals, Inc.*	10,046	215,688
Amicus Therapeutics, Inc.*(a)	14,965	40,854
Anacor Pharmaceuticals, Inc.*(a)	11,765	224,006
Arena Pharmaceuticals, Inc.*(a)	101,847	645,710
Arqule, Inc.*	28,749	65,835
Array BioPharma, Inc.*	57,600	277,056
AVEO Pharmaceuticals, Inc.*	25,081	41,384
BIND Therapeutics, Inc.*(a)	2,377	30,069
Biotime, Inc.*(a)	17,715	65,900
Bluebird Bio, Inc.*(a)	3,140	69,614
Cell Therapeutics, Inc.*(a)	60,231	192,137
Celldex Therapeutics, Inc.*	41,662	1,074,046
Cellular Dynamics International, Inc.*(a)	1,703	27,095
Cepheid, Inc.*	31,370	1,658,218
Chelsea Therapeutics International Ltd.*(a)	36,447	162,189
ChemoCentryx, Inc.*(a)	11,294	70,136
Chimerix, Inc.*	3,950	76,828
Clovis Oncology, Inc.*	8,376	544,691
Conatus Pharmaceuticals, Inc.*(a)	2,830	29,913
Coronado Biosciences, Inc.*(a)	12,720	34,598
Curis, Inc.*	39,686	112,311
Cytokinetics, Inc.*(a)	12,478	96,705
Cytori Therapeutics, Inc.*(a)	28,661	76,238
Dendreon Corp.*(a)	73,607	205,364
Durata Therapeutics, Inc.*(a)	5,991	64,104

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Dyax Corp.*	56,208	$473,271
Dynavax Technologies Corp.*	122,214	212,652
Emergent Biosolutions, Inc.*	12,825	306,902
Enanta Pharmaceuticals, Inc.*	1,676	61,308
Enzon Pharmaceuticals, Inc.	16,880	15,192
Epizyme, Inc.*(a)	2,793	84,907
Esperion Therapeutics, Inc.*(a)	2,211	33,740
Exact Sciences Corp.*(a)	32,931	428,103
Exelixis, Inc.*(a)	90,135	620,129
Fibrocell Science, Inc.*	9,994	49,171
Five Prime Therapeutics, Inc.*	2,530	37,090
Foundation Medicine, Inc.*(a)	3,177	95,119
Galena Biopharma, Inc.*(a)	47,814	251,980
Genomic Health, Inc.*	7,784	234,454
Geron Corp.*	60,905	305,743
GTx, Inc.*(a)	12,928	23,400
Halozyme Therapeutics, Inc.*(a)	41,537	650,469
Harvard Apparatus Regenerative Technology, Inc.*	3,074	12,573
Hyperion Therapeutics, Inc.*(a)	3,929	110,326
Idenix Pharmaceuticals, Inc.*(a)	46,536	326,217
ImmunoGen, Inc.*(a)	39,506	592,195
Immunomedics, Inc.*(a)	34,712	168,353
Infinity Pharmaceuticals, Inc.*	22,365	287,390
Insmed, Inc.*	16,160	329,987
Insys Therapeutics, Inc.*	2,372	139,545
Intercept Pharmaceuticals, Inc.*	3,340	1,004,939
InterMune, Inc.*	41,761	557,509
Intrexon Corp.*(a)	5,418	181,882
Ironwood Pharmaceuticals, Inc.*(a)	43,472	602,957
Isis Pharmaceuticals, Inc.*	52,412	2,676,157
KaloBios Pharmaceuticals, Inc.*	5,270	16,442
Karyopharm Therapeutics, Inc.*	3,582	125,048
Keryx Biopharmaceuticals, Inc.*	41,542	638,916
KYTHERA Biopharmaceuticals, Inc.*(a)	5,531	254,426
Lexicon Pharmaceuticals, Inc.*	105,481	194,085
Ligand Pharmaceuticals, Inc.*(a)	8,329	515,898
MacroGenics, Inc.(a)	2,639	105,059
MannKind Corp.*(a)	69,575	377,097
MEI Pharma, Inc.*	5,491	46,454
Merrimack Pharmaceuticals, Inc.*(a)	44,987	236,182
MiMedx Group, Inc.*(a)	42,285	331,514
Momenta Pharmaceuticals, Inc.*	22,070	395,053
Nanosphere, Inc.*	24,681	52,077
Neurocrine Biosciences, Inc.*	31,188	533,003
NewLink Genetics Corp.*(a)	7,816	289,348
Novavax, Inc.*(a)	86,774	472,051
NPS Pharmaceuticals, Inc.*	46,808	1,674,790
OncoGenex Pharmaceutical, Inc.*	6,584	71,107
OncoMed Pharmaceuticals, Inc.*(a)	2,195	66,223
Onconova Therapeutics, Inc.*(a)	2,711	40,990
Ophthotech Corp.*	4,109	126,927
Opko Health, Inc.*(a)	88,323	700,401
Orexigen Therapeutics, Inc.*	47,258	321,354
Osiris Therapeutics, Inc.*(a)	7,845	122,460
OvaScience, Inc.*	4,277	40,033
PDL BioPharma, Inc.(a)	65,445	595,550
Peregrine Pharmaceuticals, Inc.*(a)	73,903	134,504
Portola Pharmaceuticals, Inc.*	5,069	135,190
Progenics Pharmaceuticals, Inc.*	28,155	134,581
Prothena Corp. PLC*	6,619	204,792
PTC Therapeutics, Inc.*(a)	4,528	118,045
Puma Biotechnology, Inc.*(a)	10,353	1,223,828
Raptor Pharmaceutical Corp.*(a)	27,894	433,752
Receptos, Inc.*	3,328	132,621
Regulus Therapeutics, Inc.*(a)	4,911	44,690
Repligen Corp.*	14,601	226,024
Rigel Pharmaceuticals, Inc.*	41,174	124,757
Sangamo BioSciences, Inc.*	28,425	549,740
Sarepta Therapeutics, Inc.*(a)	17,553	427,942
SIGA Technologies, Inc.*(a)	17,784	58,865
Spectrum Pharmaceuticals, Inc.*(a)	29,566	248,650
Stemline Therapeutics, Inc.*	4,512	113,477
Sunesis Pharmaceuticals, Inc.*	14,905	65,284
Synageva BioPharma Corp.*	8,979	813,318
Synergy Pharmaceuticals, Inc.*(a)	37,066	196,820
Synta Pharmaceuticals Corp.*(a)	23,169	123,722
Targacept, Inc.*	13,508	59,570
TESARO, Inc.*	6,240	196,622
Tetraphase Pharmaceuticals, Inc.*	6,462	100,226
TG Therapeutics, Inc.*(a)	7,497	44,982
Threshold Pharmaceuticals, Inc.*(a)	22,111	107,902
Vanda Pharmaceuticals, Inc.*(a)	15,416	205,341
Verastem, Inc.*(a)	8,066	101,309
Vical, Inc.*(a)	37,182	50,196
XOMA Corp.*	35,918	279,083
ZIOPHARM Oncology, Inc.*(a)	37,322	156,379

		36,913,115

Building Products 0.7%
AAON, Inc.	13,117	389,050
American Woodmark Corp.*	4,669	163,929
Apogee Enterprises, Inc.	13,466	455,151
Builders FirstSource, Inc.*	21,208	170,724
Gibraltar Industries, Inc.*	14,270	254,862
Griffon Corp.	20,848	261,851
Insteel Industries, Inc.	8,447	157,368
NCI Building Systems, Inc.*	9,669	178,296
Norcraft Cos., Inc.*	3,391	58,495
Nortek, Inc.*	4,198	315,731
Patrick Industries, Inc.*	3,157	113,652
PGT, Inc.*	15,481	165,337
Ply Gem Holdings, Inc.*	7,514	99,636
Quanex Building Products Corp.	17,397	329,673
Simpson Manufacturing Co., Inc.	18,930	617,118
Trex Co., Inc.*	8,051	566,227
Universal Forest Products, Inc.	9,239	485,509
USG Corp.*	32,345	989,757

		5,772,366

Capital Markets 2.7%
Apollo Investment Corp.	105,310	888,816
Arlington Asset Investment Corp., Class A	6,284	164,955
BGC Partners, Inc., Class A	59,662	383,627
BlackRock Kelso Capital Corp.	34,845	323,710
Calamos Asset Management, Inc., Class A	9,317	106,866
Capital Southwest Corp.	6,146	210,009
Capitala Finance Corp.(a)	1,870	36,989
CIFC Corp.	3,396	26,964
Cohen & Steers, Inc.(a)	8,792	317,127
Cowen Group, Inc., Class A*	45,208	184,449
Diamond Hill Investment Group, Inc.	1,325	151,765
Evercore Partners, Inc., Class A	14,794	826,097
FBR & Co.*	4,105	99,587
Fidus Investment Corp.(a)	6,475	134,486

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Fifth Street Finance Corp.	63,567	$598,165
Financial Engines, Inc.	22,774	1,387,392
FXCM, Inc., Class A	17,147	293,900
GAMCO Investors, Inc., Class A	2,791	225,485
Garrison Capital, Inc.	2,903	41,629
GFI Group, Inc.	32,641	124,036
Gladstone Capital Corp.	9,972	98,424
Gladstone Investment Corp.	12,442	101,153
Golub Capital BDC, Inc.(a)	17,513	320,488
Greenhill & Co., Inc.(a)	13,190	685,220
GSV Capital Corp.*(a)	9,147	122,112
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,883	91,062
Hercules Technology Growth Capital, Inc.(a)	28,867	457,831
HFF, Inc., Class A	15,495	458,342
Horizon Technology Finance Corp.	3,919	56,708
ICG Group, Inc.*	17,730	336,693
INTL. FCStone, Inc.*	6,595	116,336
Investment Technology Group, Inc.*	17,388	286,902
Janus Capital Group, Inc.	69,825	767,377
JMP Group, Inc.	7,432	55,294
KCAP Financial, Inc.	13,466	107,324
KCG Holdings, Inc., Class A*	33,193	367,115
Ladenburg Thalmann Financial Services, Inc.*	48,139	115,534
Main Street Capital Corp.(a)	18,139	614,549
Manning & Napier, Inc.	6,387	106,982
Marcus & Millichap, Inc.*	2,996	49,943
MCG Capital Corp.	33,886	151,470
Medallion Financial Corp.	9,871	131,580
Medley Capital Corp.	18,924	260,962
MVC Capital, Inc.	10,614	151,250
New Mountain Finance Corp.	21,094	311,769
NGP Capital Resources Co.	9,836	72,786
Oppenheimer Holdings, Inc., Class A	4,580	107,538
PennantPark Floating Rate Capital Ltd.	6,911	96,408
PennantPark Investment Corp.	31,281	354,101
Piper Jaffray Cos.*	7,526	295,621
Prospect Capital Corp.	129,394	1,406,513
Pzena Investment Management, Inc., Class A	5,496	58,038
RCS Capital Corp., Class A(a)	903	19,198
Safeguard Scientifics, Inc.*	9,887	181,229
Silvercrest Asset Management Group, Inc., Class A	2,502	39,532
Solar Capital Ltd.	21,141	467,850
Solar Senior Capital Ltd.	5,440	98,301
Stellus Capital Investment Corp.(a)	5,526	81,730
Stifel Financial Corp.*	29,723	1,341,993
SWS Group, Inc.*	13,216	101,499
TCP Capital Corp.	16,499	285,763
THL Credit, Inc.	16,000	253,120
TICC Capital Corp.	24,777	251,487
Triangle Capital Corp.(a)	12,970	349,671
Virtus Investment Partners, Inc.*	3,157	575,395
Walter Investment Management Corp.*	17,267	532,514
Westwood Holdings Group, Inc.	3,229	184,602
WhiteHorse Finance, Inc.(a)	3,290	48,692
WisdomTree Investments, Inc.*	46,971	663,231

		20,715,286

Chemicals 2.2%
A. Schulman, Inc.	13,745	466,918
Advanced Emissions Solutions, Inc.*	5,015	250,399
American Pacific Corp.*	2,799	129,958
American Vanguard Corp.	13,387	311,114
Arabian American Development Co.*	9,285	105,849
Axiall Corp.	32,641	1,302,376
Balchem Corp.	13,865	755,920
Calgon Carbon Corp.*	25,292	513,680
Chase Corp.	2,985	94,386
Chemtura Corp.*	45,954	1,152,526
Ferro Corp.*	33,877	426,173
Flotek Industries, Inc.*	22,323	480,168
FutureFuel Corp.	10,081	164,925
GSE Holding, Inc.*(a)	3,637	2,692
H.B. Fuller Co.	23,521	1,095,608
Hawkins, Inc.	4,439	156,297
Innophos Holdings, Inc.	10,259	478,788
Innospec, Inc.	10,995	471,026
Intrepid Potash, Inc.*(a)	25,596	376,261
KMG Chemicals, Inc.	3,725	58,333
Koppers Holdings, Inc.	9,699	383,110
Kraton Performance Polymers, Inc.*	15,201	380,177
Landec Corp.*	12,246	131,644
LSB Industries, Inc.*	8,941	296,036
Marrone Bio Innovations, Inc.*(a)	2,437	38,724
Minerals Technologies, Inc.	16,144	834,322
Olin Corp.(a)	37,338	959,960
OM Group, Inc.*	14,928	482,772
OMNOVA Solutions, Inc.*	21,860	197,614
Penford Corp.*	4,572	56,601
PolyOne Corp.	46,251	1,644,686
Quaker Chemical Corp.	6,144	424,612
Sensient Technologies Corp.	23,403	1,144,875
Stepan Co.	8,803	558,022
Taminco Corp.*	7,469	150,202
Tredegar Corp.	11,493	284,911
Zep, Inc.	10,504	168,484
Zoltek Cos., Inc.*	12,807	213,877

		17,144,026

Commercial Banks 6.8%
1st Source Corp.	7,055	207,911
1st United Bancorp, Inc.	13,976	101,466
Access National Corp.	3,518	57,766
American National Bankshares, Inc.	3,693	85,862
Ameris Bancorp*	11,337	232,068
Ames National Corp.(a)	4,355	92,587
Arrow Financial Corp.	5,060	126,146
Bancfirst Corp.	3,302	178,407
Banco Latinoamericano de Comercio Exterior SA, Class E	13,779	349,987
Bancorp, Inc. (The)*	15,370	292,799
BancorpSouth, Inc.	44,224	1,042,360
Bank of Kentucky Financial Corp. (The)	2,900	104,197
Bank of Marin Bancorp	2,651	117,254
Bank of the Ozarks, Inc.	14,571	923,801
Banner Corp.	9,099	335,116
Bar Harbor Bankshares	1,848	70,390
BBCN Bancorp, Inc.	36,969	556,383
BNC Bancorp	8,596	145,874
Boston Private Financial Holdings, Inc.	37,358	459,130

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Bridge Bancorp, Inc.	5,126	$126,100
Bridge Capital Holdings*	4,471	98,586
Bryn Mawr Bank Corp.	6,305	175,720
C&F Financial Corp.	1,533	54,100
Camden National Corp.	3,627	128,214
Capital Bank Financial Corp., Class A*	11,012	253,827
Capital City Bank Group, Inc.*	5,941	75,807
Cardinal Financial Corp.	14,387	245,298
Cascade Bancorp*(a)	2,677	12,903
Cathay General Bancorp	36,904	867,244
Center Bancorp, Inc.	5,520	97,980
Centerstate Banks, Inc.	14,081	154,891
Central Pacific Financial Corp.	10,154	186,326
Century Bancorp, Inc., Class A	1,562	52,967
Chemical Financial Corp.	13,843	399,786
Chemung Financial Corp.	1,764	59,376
Citizens & Northern Corp.	5,876	115,052
City Holding Co.	7,362	328,492
CNB Financial Corp.	6,596	105,932
CoBiz Financial, Inc.	16,745	176,827
Columbia Banking System, Inc.	23,899	624,003
Community Bank System, Inc.	18,773	668,319
Community Trust Bancorp, Inc.	6,558	265,730
CommunityOne Bancorp*	4,936	56,764
ConnectOne Bancorp, Inc.*	802	36,627
CU Bancorp*	4,401	75,917
Customers Bancorp, Inc.*	9,321	189,030
CVB Financial Corp.	43,049	642,291
Eagle Bancorp, Inc.*	10,459	347,762
Enterprise Bancorp, Inc.	3,466	71,677
Enterprise Financial Services Corp.	8,901	165,737
Farmers Capital Bank Corp.*	3,442	70,768
Fidelity Southern Corp.	6,914	97,343
Financial Institutions, Inc.	6,556	136,889
First Bancorp, Inc.	4,659	79,156
First Bancorp, North Carolina	9,227	158,981
First BanCorp, Puerto Rico*	33,531	163,967
First Busey Corp.	33,834	186,087
First Commonwealth Financial Corp.	45,966	377,381
First Community Bancshares, Inc.	7,963	128,921
First Connecticut Bancorp, Inc.	7,969	122,802
First Financial Bancorp	27,252	451,838
First Financial Bankshares, Inc.(a)	14,775	903,787
First Financial Corp.	5,331	171,498
First Financial Holdings, Inc.	11,254	692,684
First Interstate BancSystem, Inc.	8,168	209,591
First Merchants Corp.	16,238	342,459
First Midwest Bancorp, Inc.	35,142	561,218
First NBC Bank Holding Co.*	1,956	63,766
First of Long Island Corp. (The)	3,764	148,942
First Security Group, Inc.*	30,116	62,039
FirstMerit Corp.	77,181	1,570,633
Flushing Financial Corp.	14,426	296,310
FNB Corp.	70,300	832,352
German American Bancorp, Inc.	5,998	161,706
Glacier Bancorp, Inc.	33,733	891,563
Great Southern Bancorp, Inc.	4,893	135,291
Guaranty Bancorp	6,841	88,659
Hampton Roads Bankshares, Inc.*	15,979	24,927
Hancock Holding Co.	39,440	1,364,624
Hanmi Financial Corp.	14,768	318,546
Heartland Financial USA, Inc.	6,910	174,063
Heritage Commerce Corp.	9,878	79,123
Heritage Financial Corp.	7,114	121,151
Heritage Oaks Bancorp*	9,750	74,685
Home BancShares, Inc.	21,175	653,037
Home Federal Bancorp, Inc.	6,789	98,441
HomeTrust Bancshares, Inc.*	9,672	152,914
Horizon Bancorp	4,070	90,598
Hudson Valley Holding Corp.	7,802	140,280
IBERIABANK Corp.	13,904	915,439
Independent Bank Corp.	11,027	398,736
Independent Bank Group, Inc.	1,791	90,983
International Bancshares Corp.	25,008	585,437
Intervest Bancshares Corp.*	8,199	61,329
Investors Bancorp, Inc.	23,620	599,239
Lakeland Bancorp, Inc.	16,911	190,587
Lakeland Financial Corp.	7,702	282,124
LCNB Corp.	3,341	58,835
Macatawa Bank Corp.*(a)	11,437	60,616
MainSource Financial Group, Inc.	9,569	156,070
MB Financial, Inc.	25,665	721,187
Mercantile Bank Corp.	4,032	80,680
Merchants Bancshares, Inc.	2,658	79,208
Metro Bancorp, Inc.*	6,687	132,871
Middleburg Financial Corp.	2,449	43,739
MidSouth Bancorp, Inc.	3,979	61,714
MidWestOne Financial Group, Inc.	3,146	77,329
National Bank Holdings Corp., Class A	21,329	415,489
National Bankshares, Inc.	3,260	118,697
National Penn Bancshares, Inc.	54,885	569,706
NBT Bancorp, Inc.	20,563	494,335
NewBridge Bancorp*	11,655	81,468
Northrim BanCorp, Inc.	3,047	73,189
OFG Bancorp	21,379	311,706
Old National Bancorp	47,519	665,266
OmniAmerican Bancorp, Inc.*	5,426	121,651
Pacific Continental Corp.	8,410	118,581
Pacific Premier Bancorp, Inc.*	7,697	122,151
PacWest Bancorp(a)	17,754	712,113
Palmetto Bancshares, Inc.*	2,067	25,114
Park National Corp.(a)	5,421	424,464
Park Sterling Corp.	21,016	141,858
Peapack Gladstone Financial Corp.	4,279	79,162
Penns Woods Bancorp, Inc.	2,287	103,372
Peoples Bancorp, Inc.	5,083	114,622
Pinnacle Financial Partners, Inc.	16,398	535,231
Preferred Bank, Los Angeles*	5,501	118,437
PrivateBancorp, Inc.	30,328	867,078
Prosperity Bancshares, Inc.	28,068	1,755,934
Renasant Corp.	14,345	412,993
Republic Bancorp, Inc., Class A	4,648	107,322
S&T Bancorp, Inc.	13,939	326,033
Sandy Spring Bancorp, Inc.	11,699	292,124

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Seacoast Banking Corp. of Florida*	8,338	$92,969
Sierra Bancorp	5,636	89,331
Simmons First National Corp., Class A	7,737	267,159
Southside Bancshares, Inc.	8,371	223,087
Southwest Bancorp, Inc.	9,310	162,460
State Bank Financial Corp.	14,945	256,008
Sterling Financial Corp.	15,880	500,220
Suffolk Bancorp*	5,391	103,938
Sun Bancorp, Inc.*	19,307	61,203
Susquehanna Bancshares, Inc.	87,293	945,383
SY Bancorp, Inc.	6,535	193,371
Taylor Capital Group, Inc.*	8,050	179,757
Texas Capital Bancshares, Inc.*	18,957	1,127,373
Tompkins Financial Corp.	6,797	318,779
TowneBank(a)	12,473	187,594
TriCo Bancshares	7,473	185,031
Tristate Capital Holdings, Inc.*	3,233	44,421
Trustmark Corp.	31,500	748,440
UMB Financial Corp.	16,702	990,262
Umpqua Holdings Corp.(a)	52,431	920,688
Union First Market Bankshares Corp.	19,871	458,424
United Bankshares, Inc.(a)	17,603	526,154
United Community Banks, Inc.*	20,157	336,219
Univest Corp. of Pennsylvania	7,962	149,526
VantageSouth Bancshares, Inc.*	5,673	32,563
ViewPoint Financial Group, Inc.	18,673	459,729
Virginia Commerce Bancorp, Inc.*	12,615	205,120
Washington Banking Co.	7,327	130,347
Washington Trust Bancorp, Inc.	6,779	223,300
Webster Financial Corp.	42,243	1,281,653
WesBanco, Inc.	12,162	347,347
West Bancorporation, Inc.	6,851	101,326
Westamerica Bancorporation(a)	12,657	624,750
Western Alliance Bancorp*	34,659	777,055
Wilshire Bancorp, Inc.	31,563	314,367
Wintrust Financial Corp.	17,330	759,574
Yadkin Financial Corp.*	6,783	126,842

		52,893,798

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	25,551	681,190
ACCO Brands Corp.*	53,069	308,331
Acorn Energy, Inc.(a)	10,489	36,397
ARC Document Solutions, Inc.*	17,469	132,415
Brink’s Co. (The)	22,410	709,052
Casella Waste Systems, Inc., Class A*	18,053	92,612
CECO Environmental Corp.	8,191	127,288
Cenveo, Inc.*(a)	25,072	83,239
CompX International, Inc.	423	5,516
Consolidated Graphics, Inc.*	3,373	218,705
Costa, Inc., Class A*	4,408	94,728
Courier Corp.	5,278	83,340
Deluxe Corp.	23,801	1,155,539
EnerNOC, Inc.*	12,225	273,840
Ennis, Inc.	12,154	175,868
G&K Services, Inc., Class A	9,131	510,332
Healthcare Services Group, Inc.	31,978	867,563
Heritage-Crystal Clean, Inc.*	4,186	69,571
Herman Miller, Inc.	27,406	768,190
HNI Corp.	21,262	729,499
InnerWorkings, Inc.*(a)	20,968	158,099
Interface, Inc.	27,745	581,258
Intersections, Inc.	4,714	34,884
Kimball International, Inc., Class B	15,049	223,779
Knoll, Inc.	22,588	374,961
McGrath RentCorp	11,753	430,395
Mine Safety Appliances Co.	13,252	667,636
Mobile Mini, Inc.*	17,921	693,005
Multi-Color Corp.	5,679	204,217
NL Industries, Inc.	3,319	36,642
Performant Financial Corp.*	10,553	90,017
Quad/Graphics, Inc.	11,680	267,822
Schawk, Inc.	6,380	77,070
SP Plus Corp.*	7,099	179,321
Steelcase, Inc., Class A	39,469	582,957
Swisher Hygiene, Inc.*(a)	55,392	28,006
Team, Inc.*	9,660	408,908
Tetra Tech, Inc.*	30,364	896,042
TRC Cos., Inc.*	7,694	52,242
UniFirst Corp.	6,838	723,460
United Stationers, Inc.	18,954	785,264
US Ecology, Inc.	10,021	358,351
Viad Corp.	9,476	249,124
West Corp.	9,987	230,899

		15,457,574

Communications Equipment 1.8%
ADTRAN, Inc.	27,718	703,760
Alliance Fiber Optic Products, Inc.(a)	5,465	86,074
Anaren, Inc.*	5,463	152,691
Applied Optoelectronics, Inc.*	1,845	25,147
ARRIS Group, Inc.*	54,181	1,403,288
Aruba Networks, Inc.*	53,276	1,050,070
Aviat Networks, Inc.*	28,228	53,633
Bel Fuse, Inc., Class B	4,557	87,358
Black Box Corp.	7,466	204,643
CalAmp Corp.*	16,394	483,295
Calix, Inc.*	18,620	147,657
Ciena Corp.*	47,491	1,107,965
Comtech Telecommunications Corp.	7,838	238,432
Digi International, Inc.*	12,072	124,342
Emulex Corp.*	37,633	276,979
Extreme Networks, Inc.*	43,441	317,988
Finisar Corp.*	43,691	1,035,914
Harmonic, Inc.*	47,376	310,786
Infinera Corp.*(a)	54,174	472,397
InterDigital, Inc.	19,265	553,869
Ixia*	26,411	337,797
KVH Industries, Inc.*	7,147	94,197
NETGEAR, Inc.*	17,995	574,220
Numerex Corp., Class A*	6,432	85,867
Oplink Communications, Inc.*	8,990	152,201
ParkerVision, Inc.*(a)	41,123	188,755
PC-Tel, Inc.	8,485	69,662
Plantronics, Inc.	20,240	868,903
Procera Networks, Inc.*(a)	9,729	112,467
Ruckus Wireless, Inc.*	21,586	289,900
ShoreTel, Inc.*	27,420	211,134
Sonus Networks, Inc.*	101,049	303,147
TESSCO Technologies, Inc.	2,573	85,655
Ubiquiti Networks, Inc.*(a)	5,855	241,226
ViaSat, Inc.*	18,495	1,100,637
Westell Technologies, Inc., Class A*	20,621	77,329

		13,629,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Computers & Peripherals 0.6%
Avid Technology, Inc.*	14,461	$100,359
Cray, Inc.*(a)	18,529	546,420
Datalink Corp.*	9,010	130,915
Electronics For Imaging, Inc.*	21,698	919,344
Fusion-io, Inc.*(a)	38,098	419,078
Hutchinson Technology, Inc.*	11,433	43,446
Imation Corp.*	15,521	74,656
Immersion Corp.*	13,203	154,475
QLogic Corp.*	41,627	481,625
Quantum Corp.*(a)	100,471	125,589
Silicon Graphics International Corp.*(a)	15,735	204,712
Super Micro Computer, Inc.*	14,834	304,987
Synaptics, Inc.*(a)	15,199	887,014
Violin Memory, Inc.*(a)	8,441	31,907

		4,424,527

Construction & Engineering 0.8%
Aegion Corp.*	18,339	376,316
Ameresco, Inc., Class A*	9,207	90,781
Argan, Inc.	6,547	186,000
Comfort Systems USA, Inc.	17,472	297,723
Dycom Industries, Inc.*	15,460	430,252
EMCOR Group, Inc.	31,421	1,335,707
Furmanite Corp.*	17,546	204,937
Granite Construction, Inc.	18,248	607,476
Great Lakes Dredge & Dock Corp.*	27,876	209,906
Layne Christensen Co.*(a)	9,209	156,185
MasTec, Inc.*	27,842	1,000,641
MYR Group, Inc.*	9,851	246,965
Northwest Pipe Co.*	4,438	155,685
Orion Marine Group, Inc.*	12,979	145,365
Pike Corp.*	11,912	125,552
Primoris Services Corp.	16,509	524,491
Sterling Construction Co., Inc.*	7,778	84,158
Tutor Perini Corp.*	17,311	391,229

		6,569,369

Construction Materials 0.2%
Headwaters, Inc.*	34,271	381,094
Texas Industries, Inc.*	10,192	766,642
United States Lime & Minerals, Inc.*	877	47,840
US Concrete, Inc.*	6,562	148,695

		1,344,271

Consumer Finance 0.7%
Cash America International, Inc.(a)	13,352	490,419
Consumer Portfolio Services, Inc.*	8,328	70,871
Credit Acceptance Corp.*	3,318	461,799
DFC Global Corp.*	18,814	141,481
Encore Capital Group, Inc.*	11,682	555,947
EZCORP, Inc., Class A*	23,825	261,599
First Cash Financial Services, Inc.*	13,649	670,712
First Marblehead Corp. (The)*	4,484	26,725
Green Dot Corp., Class A*(a)	12,098	272,447
Imperial Holdings, Inc.*	8,273	51,127
JGWPT Holdings, Inc., Class A*	4,904	83,368
Nelnet, Inc., Class A	10,725	399,506
Nicholas Financial, Inc.	4,874	76,912
Portfolio Recovery Associates, Inc.*	23,615	1,185,945
Regional Management Corp.*	2,519	83,706
Springleaf Holdings, Inc.*(a)	11,267	269,957
World Acceptance Corp.*(a)	4,054	387,927

		5,490,448

Containers & Packaging 0.2%
AEP Industries, Inc.*	2,073	91,295
Berry Plastics Group, Inc.*	25,915	577,904
Graphic Packaging Holding Co.*	91,823	872,319
Myers Industries, Inc.	13,152	251,861
UFP Technologies, Inc.*	2,539	65,049

		1,858,428

Distributors 0.2%
Core-Mark Holding Co., Inc.	5,348	404,576
Pool Corp.	21,771	1,179,553
Stock Building Supply Holdings, Inc.*	3,729	64,996
VOXX International Corp.*	8,790	117,171
Weyco Group, Inc.	2,980	78,732

		1,845,028

Diversified Consumer Services 1.1%
American Public Education, Inc.*	8,237	348,672
Ascent Capital Group, Inc., Class A*	6,596	471,944
Bridgepoint Education, Inc.*	6,771	117,680
Bright Horizons Family Solutions, Inc.*	5,539	203,558
Capella Education Co.	5,139	320,622
Career Education Corp.*	25,762	140,145
Carriage Services, Inc.	7,427	158,938
Corinthian Colleges, Inc.*(a)	37,330	54,875
Education Management Corp.*(a)	11,339	78,579
Grand Canyon Education, Inc.*	21,227	930,167
Hillenbrand, Inc.	25,731	696,538
Houghton Mifflin Harcourt Co.*	9,654	185,743
ITT Educational Services, Inc.*(a)	10,900	320,460
JTH Holding, Inc., Class A*(a)	2,138	55,973
K12, Inc.*	12,703	278,831
LifeLock, Inc.*	28,410	579,848
Lincoln Educational Services Corp.	11,000	48,070
Matthews International Corp., Class A	12,874	547,402
Outerwall, Inc.*(a)	13,158	846,191
Regis Corp.	22,132	272,888
Sotheby’s	31,791	1,523,425
Steiner Leisure Ltd.*	6,853	335,866
Strayer Education, Inc.*	4,915	171,828
Universal Technical Institute, Inc.	10,101	118,889

		8,807,132

Diversified Financial Services 0.3%
California First National Bancorp	1,284	19,003
Gain Capital Holdings, Inc.(a)	5,137	45,668
MarketAxess Holdings, Inc.	17,538	1,100,334
Marlin Business Services Corp.	3,894	98,791
NewStar Financial, Inc.*	12,193	191,796
PHH Corp.*	26,733	648,810
PICO Holdings, Inc.*	10,597	249,771
Resource America, Inc., Class A	5,834	51,223

		2,405,396

Diversified Telecommunication Services 0.6%
8x8, Inc.*	40,791	413,621
Atlantic Tele-Network, Inc.	4,240	246,980
Cbeyond, Inc.*	12,708	92,260
Cincinnati Bell, Inc.*	97,357	336,855

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
Cogent Communications Group, Inc.	22,053	$912,333
Consolidated Communications Holdings, Inc.	18,870	369,475
FairPoint Communications, Inc.*	9,783	125,320
General Communication, Inc., Class A*	14,646	142,506
Hawaiian Telcom Holdco, Inc.*(a)	4,693	127,368
HickoryTech Corp.	6,266	89,666
IDT Corp., Class B	7,228	122,876
inContact, Inc.*	24,931	218,894
Inteliquent, Inc.	15,123	175,427
Iridium Communications, Inc.*(a)	29,054	184,202
Lumos Networks Corp.	7,265	138,108
magicJack VocalTec Ltd.*(a)	8,746	126,992
ORBCOMM, Inc.*	18,279	126,125
Premiere Global Services, Inc.*	22,425	244,433
Straight Path Communications, Inc., Class B*	3,471	28,601
Towerstream Corp.*(a)	30,836	87,574
Vonage Holdings Corp.*	71,904	331,477

		4,641,093

Electric Utilities 1.4%
ALLETE, Inc.	18,666	932,927
Cleco Corp.	28,189	1,377,314
El Paso Electric Co.	18,785	684,338
Empire District Electric Co. (The)	19,978	458,495
IDACORP, Inc.	23,482	1,238,206
MGE Energy, Inc.	10,770	613,244
NRG Yield, Inc., Class A	10,555	411,012
Otter Tail Corp.	16,955	472,027
PNM Resources, Inc.	37,199	916,955
Portland General Electric Co.	35,340	1,066,561
UIL Holdings Corp.	26,358	1,019,264
Unitil Corp.	6,462	196,703
UNS Energy Corp.(a)	19,394	1,161,313

		10,548,359

Electrical Equipment 1.5%
Acuity Brands, Inc.	19,992	2,539,784
American Superconductor Corp.*(a)	23,738	35,607
AZZ, Inc.	11,917	498,250
Brady Corp., Class A	21,589	590,675
Capstone Turbine Corp.*(a)	141,462	229,168
Coleman Cable, Inc.	4,264	111,887
Encore Wire Corp.	9,651	493,070
EnerSys, Inc.	22,400	1,524,544
Enphase Energy, Inc.*(a)	7,354	54,420
Franklin Electric Co., Inc.	22,156	882,695
FuelCell Energy, Inc.*(a)	80,724	115,435
Generac Holdings, Inc.	24,111	1,160,462
General Cable Corp.	23,235	662,894
Global Power Equipment Group, Inc.	7,836	139,559
GrafTech International Ltd.*(a)	54,668	560,347
II-VI, Inc.*	23,855	364,266
LSI Industries, Inc.	9,934	83,843
Polypore International, Inc.*(a)	21,823	723,432
Powell Industries, Inc.	4,297	263,879
Power Solutions International, Inc.*	999	66,443
PowerSecure International, Inc.*	10,056	194,081
Preformed Line Products Co.	1,191	80,369
Revolution Lighting Technologies, Inc.*(a)	13,465	40,530
Thermon Group Holdings, Inc.*	12,682	343,429
Vicor Corp.*	8,204	84,747

		11,843,816

Electronic Equipment, Instruments & Components 2.6%
Aeroflex Holding Corp.*	9,331	64,291
Agilysys, Inc.*	6,567	86,028
Anixter International, Inc.	12,673	1,111,676
Audience, Inc.*	4,374	49,776
Badger Meter, Inc.	6,719	342,266
Belden, Inc.	20,588	1,332,249
Benchmark Electronics, Inc.*	25,400	577,342
Checkpoint Systems, Inc.*	19,151	255,474
Cognex Corp.*	40,415	1,594,372
Coherent, Inc.*	11,231	750,680
Control4 Corp.*(a)	2,172	49,782
CTS Corp.	15,641	292,330
Daktronics, Inc.	17,108	249,948
DTS, Inc.*	8,470	175,583
Electro Rent Corp.	8,778	147,646
Electro Scientific Industries, Inc.	11,201	121,419
Fabrinet*	13,237	244,487
FARO Technologies, Inc.*	7,989	413,191
FEI Co.	19,405	1,818,637
GSI Group, Inc.*	14,241	153,660
Insight Enterprises, Inc.*	20,315	428,646
InvenSense, Inc.*(a)	26,572	523,203
Itron, Inc.*	18,487	746,505
KEMET Corp.*	20,959	115,694
Littelfuse, Inc.	10,315	923,192
Maxwell Technologies, Inc.*	13,786	112,494
Measurement Specialties, Inc.*	7,215	398,052
Mercury Systems, Inc.*	15,259	163,271
Mesa Laboratories, Inc.	1,232	98,893
Methode Electronics, Inc.	17,331	583,361
MTS Systems Corp.	7,390	519,739
Multi-Fineline Electronix, Inc.*	4,209	58,084
Neonode, Inc.*(a)	12,788	72,764
Newport Corp.*	18,245	330,964
OSI Systems, Inc.*	9,323	540,081
Park Electrochemical Corp.	9,707	292,860
PC Connection, Inc.	4,313	88,244
Plexus Corp.*	15,938	623,176
Radisys Corp.*	11,326	32,053
RealD, Inc.*(a)	19,133	171,240
Richardson Electronics Ltd.	5,166	59,564
Rofin-Sinar Technologies, Inc.*	13,203	304,989
Rogers Corp.*	7,978	484,265
Sanmina Corp.*	38,691	646,913
ScanSource, Inc.*	13,009	488,358
SYNNEX Corp.*	12,328	692,217
TTM Technologies, Inc.*	24,552	196,662
Uni-Pixel, Inc.*(a)	4,773	45,582
Universal Display Corp.*	18,811	610,981
Viasystems Group, Inc.*	1,692	22,098
Vishay Precision Group, Inc.*	5,744	81,795
Zygo Corp.*	7,790	109,294

		20,396,071

Energy Equipment & Services 1.7%
Basic Energy Services, Inc.*	13,979	239,460
Bolt Technology Corp.	3,913	84,795
Bristow Group, Inc.	16,773	1,204,134
C&J Energy Services, Inc.*(a)	21,066	492,523
Cal Dive International, Inc.*(a)	45,682	74,918

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
CARBO Ceramics, Inc.(a)	9,206	$1,059,795
Dawson Geophysical Co.*	3,776	122,229
Era Group, Inc.*	9,414	275,736
Exterran Holdings, Inc.*	26,903	934,610
Forum Energy Technologies, Inc.*	18,376	461,605
Geospace Technologies Corp.*	6,036	479,983
Global Geophysical Services, Inc.*(a)	11,111	16,444
Gulf Island Fabrication, Inc.	6,799	137,748
GulfMark Offshore, Inc., Class A	12,487	531,447
Helix Energy Solutions Group, Inc.*	49,518	1,009,672
Hercules Offshore, Inc.*	74,505	371,035
Hornbeck Offshore Services, Inc.*	16,749	715,350
ION Geophysical Corp.*	61,894	187,539
Key Energy Services, Inc.*	71,259	519,478
Matrix Service Co.*	12,236	321,562
Mitcham Industries, Inc.*	6,042	91,234
Natural Gas Services Group, Inc.*	5,700	164,730
Newpark Resources, Inc.*	40,282	457,603
Nuverra Environmental Solutions, Inc.*(a)	6,767	97,851
Parker Drilling Co.*	55,707	414,460
PHI, Inc., Non-Voting Shares*	5,856	215,676
Pioneer Energy Services Corp.*	28,953	242,626
RigNet, Inc.*	5,519	257,461
SEACOR Holdings, Inc.*	9,398	791,124
Tesco Corp.*	14,081	297,391
TETRA Technologies, Inc.*	36,602	377,733
TGC Industries, Inc.*	7,533	49,040
Vantage Drilling Co.*(a)	95,014	154,873
Willbros Group, Inc.*	18,568	155,043

		13,006,908

Food & Staples Retailing 1.1%
Andersons, Inc. (The)	8,734	722,651
Arden Group, Inc., Class A	532	67,138
Casey’s General Stores, Inc.	17,909	1,229,811
Chefs’ Warehouse Inc. (The)*(a)	7,747	182,907
Fairway Group Holdings Corp.*(a)	7,434	87,350
Ingles Markets, Inc., Class A	5,536	150,469
Natural Grocers by Vitamin Cottage, Inc.*(a)	4,118	156,360
Pantry, Inc. (The)*	11,015	160,929
PriceSmart, Inc.	8,825	802,193
Rite Aid Corp.*	340,526	1,889,919
Roundy’s, Inc.	11,965	101,463
Spartan Stores, Inc.	17,099	386,266
SUPERVALU, Inc.*	95,013	549,175
Susser Holdings Corp.*(a)	8,434	514,305
United Natural Foods, Inc.*	22,961	1,551,475
Village Super Market, Inc., Class A	2,939	85,349
Weis Markets, Inc.	5,115	251,760

		8,889,520

Food Products 1.6%
Alico, Inc.	1,383	50,507
Annie’s, Inc.*	6,416	257,410
B&G Foods, Inc.	24,751	811,090
Boulder Brands, Inc.*	27,818	398,910
Calavo Growers, Inc.	5,678	172,498
Cal-Maine Foods, Inc.	6,934	349,335
Chiquita Brands International, Inc.*	21,678	229,353
Darling International, Inc.*	73,906	1,445,601
Diamond Foods, Inc.*(a)	10,399	274,118
Farmer Bros. Co.*	2,837	61,364
Fresh Del Monte Produce, Inc.	17,679	467,786
Griffin Land & Nurseries, Inc.	1,267	38,770
Hain Celestial Group, Inc. (The)*	17,905	1,645,291
Inventure Foods, Inc.*	6,685	83,763
J&J Snack Foods Corp.	6,976	614,586
John B. Sanfilippo & Son, Inc.	3,775	87,391
Lancaster Colony Corp.	8,570	744,904
Lifeway Foods, Inc.(a)	2,242	31,478
Limoneira Co.	4,670	96,996
Omega Protein Corp.*	9,304	94,250
Pilgrim’s Pride Corp.*	28,344	474,195
Post Holdings, Inc.*	15,274	817,617
Sanderson Farms, Inc.	10,763	800,229
Seaboard Corp.*	134	341,700
Seneca Foods Corp., Class A*	3,806	110,640
Snyders-Lance, Inc.	22,231	593,790
Tootsie Roll Industries, Inc.(a)	9,123	276,792
TreeHouse Foods, Inc.*	16,865	1,110,392

		12,480,756

Gas Utilities 0.8%
Chesapeake Utilities Corp.	4,487	264,060
Delta Natural Gas Co., Inc.	3,275	68,185
Laclede Group, Inc. (The)	15,207	697,849
New Jersey Resources Corp.	19,456	887,194
Northwest Natural Gas Co.	12,528	520,664
Piedmont Natural Gas Co., Inc.	35,249	1,163,922
South Jersey Industries, Inc.	14,949	797,380
Southwest Gas Corp.	21,610	1,161,105
WGL Holdings, Inc.	24,109	910,838

		6,471,197

Health Care Equipment & Supplies 3.6%
Abaxis, Inc.*(a)	10,324	394,067
ABIOMED, Inc.*(a)	18,110	497,844
Accuray, Inc.*(a)	34,648	369,001
Align Technology, Inc.*	34,103	2,026,400
Alphatec Holdings, Inc.*	29,388	63,772
Analogic Corp.	5,719	547,022
AngioDynamics, Inc.*	11,578	184,206
Anika Therapeutics, Inc.*	5,590	185,979
Antares Pharma, Inc.*(a)	52,493	250,917
ArthroCare Corp.*	13,172	597,745
AtriCure, Inc.*	9,790	200,695
Atrion Corp.	731	195,309
Biolase, Inc.*(a)	15,754	38,125
Cantel Medical Corp.	15,332	486,024
Cardiovascular Systems, Inc.*	11,438	387,977
Cerus Corp.*(a)	32,361	199,667
CONMED Corp.	12,964	543,840

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
CryoLife, Inc.	12,845	$138,598
Cutera, Inc.*	6,698	63,631
Cyberonics, Inc.*	12,922	863,190
Cynosure, Inc., Class A*	8,907	238,975
Derma Sciences, Inc.*(a)	8,531	112,097
DexCom, Inc.*	33,053	1,337,324
Endologix, Inc.*	29,356	469,696
Exactech, Inc.*	4,293	95,648
GenMark Diagnostics, Inc.*	16,670	215,376
Globus Medical, Inc., Class A*	25,551	597,893
Greatbatch, Inc.*	11,179	475,219
Haemonetics Corp.*	23,891	905,230
HeartWare International, Inc.*	7,642	758,163
ICU Medical, Inc.*	6,052	390,415
Insulet Corp.*	24,981	1,074,183
Integra LifeSciences Holdings Corp.*	10,665	495,496
Invacare Corp.	14,946	301,610
LDR Holding Corp.*	2,579	68,137
Masimo Corp.*	22,795	666,754
Medical Action Industries, Inc.*	6,601	48,979
Meridian Bioscience, Inc.	19,381	441,499
Merit Medical Systems, Inc.*	19,860	285,388
Natus Medical, Inc.*	14,178	367,068
Navidea Biopharmaceuticals, Inc.*(a)	56,616	99,644
Neogen Corp.*	16,774	704,844
NuVasive, Inc.*	20,682	774,334
NxStage Medical, Inc.*	27,862	360,813
OraSure Technologies, Inc.*	26,253	154,105
Orthofix International NV*	9,172	188,485
Oxford Immunotec Global PLC*(a)	2,881	61,020
PhotoMedex, Inc.*(a)	6,187	86,061
Quidel Corp.*	13,128	388,064
Rockwell Medical, Inc.*(a)	18,256	187,307
RTI Surgical, Inc.*	26,247	81,366
Spectranetics Corp.*	18,860	490,737
Staar Surgical Co.*	17,115	281,028
STERIS Corp.	27,448	1,259,589
SurModics, Inc.*	6,421	156,544
Symmetry Medical, Inc.*	17,588	170,955
Tandem Diabetes Care, Inc.*	4,228	109,294
TearLab Corp.*(a)	13,780	92,188
Thoratec Corp.*	26,803	936,497
Tornier NV*	12,082	219,772
Unilife Corp.*(a)	45,854	214,138
Utah Medical Products, Inc.	1,532	81,502
Vascular Solutions, Inc.*	7,702	181,459
Veracyte, Inc.*	2,184	31,996
Volcano Corp.*	25,507	535,392
West Pharmaceutical Services, Inc.	32,238	1,529,693
Wright Medical Group, Inc.*	18,878	574,080
ZELTIQ Aesthetics, Inc.*(a)	8,203	168,080

		27,698,146

Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*(a)	16,561	845,273
Accretive Health, Inc.*	27,446	252,778
Addus HomeCare Corp.*	2,545	60,164
Air Methods Corp.*	18,180	934,997
Alliance HealthCare Services, Inc.*	2,295	65,866
Almost Family, Inc.*	3,803	115,649
Amedisys, Inc.*	14,652	221,099
AMN Healthcare Services, Inc.*	21,519	325,152
Amsurg Corp.*	14,948	624,079
Bio-Reference Labs, Inc.*	11,430	307,353
BioScrip, Inc.*	27,114	230,740
Capital Senior Living Corp.*	13,402	301,143
Centene Corp.*	25,356	1,536,574
Chemed Corp.(a)	8,254	651,406
Chindex International, Inc.*	5,740	94,480
CorVel Corp.*	5,324	252,145
Cross Country Healthcare, Inc.*	12,686	137,009
Emeritus Corp.*	18,843	415,488
Ensign Group, Inc. (The)	9,085	380,843
ExamWorks Group, Inc.*	14,148	435,617
Five Star Quality Care, Inc.*	20,109	109,192
Gentiva Health Services, Inc.*	14,523	164,981
Hanger, Inc.*	16,211	548,094
HealthSouth Corp.	40,766	1,268,638
Healthways, Inc.*	15,939	244,026
IPC The Hospitalist Co., Inc.*	7,834	418,179
Kindred Healthcare, Inc.	25,248	478,197
Landauer, Inc.	4,442	205,087
LHC Group, Inc.*	5,689	130,506
Magellan Health Services, Inc.*	12,637	756,072
Molina Healthcare, Inc.*	13,251	477,036
MWI Veterinary Supply, Inc.*	5,966	1,111,227
National HealthCare Corp.	5,008	260,416
National Research Corp., Class B(a)	563	22,329
National Research Corp., Class A*	4,094	61,410
Owens & Minor, Inc.	29,392	1,018,139
PharMerica Corp.*	13,878	337,790
Providence Service Corp. (The)*	4,882	128,836
Select Medical Holdings Corp.	22,638	244,490
Skilled Healthcare Group, Inc., Class A*	9,677	44,224
Surgical Care Affiliates, Inc.*	5,207	167,093
Team Health Holdings, Inc.*	32,118	1,386,213
Triple-S Management Corp., Class B*	10,990	196,062
U.S. Physical Therapy, Inc.	5,699	179,575
Universal American Corp.	17,422	122,825
USMD Holdings, Inc.*	554	9,856
WellCare Health Plans, Inc.*	20,249	1,318,412

		19,596,760

Health Care Technology 0.9%
athenahealth, Inc.*(a)	17,129	2,524,815
Computer Programs & Systems, Inc.	5,179	346,061
HealthStream, Inc.*	9,408	273,020
HMS Holdings Corp.*	41,001	944,253
MedAssets, Inc.*	28,478	627,655
Medidata Solutions, Inc.*	24,749	1,561,662
Merge Healthcare, Inc.*	30,422	65,407
Omnicell, Inc.*	16,039	414,127
Quality Systems, Inc.	18,665	343,623
Vocera Communications, Inc.*	9,628	168,201

		7,268,824

Hotels, Restaurants & Leisure 2.6%
Biglari Holdings, Inc.*	678	296,259
BJ’s Restaurants, Inc.*(a)	11,520	326,707
Bloomin’ Brands, Inc.*	25,868	594,188
Bob Evans Farms, Inc.	12,252	615,663
Boyd Gaming Corp.*	32,654	344,826
Bravo Brio Restaurant Group, Inc.*	9,253	138,240
Buffalo Wild Wings, Inc.*	8,731	1,238,580
Caesars Entertainment Corp.*(a)	18,970	417,530
Carrols Restaurant Group, Inc.*	11,362	69,195
CEC Entertainment, Inc.	8,327	449,325

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The)	24,761	$1,102,855
Churchill Downs, Inc.	6,417	571,819
Chuy’s Holdings, Inc.*	7,569	273,392
ClubCorp Holdings, Inc.	9,600	173,856
Cracker Barrel Old Country Store, Inc.	9,127	903,664
Del Frisco’s Restaurant Group, Inc.*	5,018	115,414
Denny’s Corp.*	42,909	294,356
Diamond Resorts International, Inc.*	8,364	146,370
DineEquity, Inc.	7,736	601,938
Diversified Restaurant Holdings, Inc.*	5,019	25,496
Einstein Noah Restaurant Group, Inc.	3,040	46,390
Fiesta Restaurant Group, Inc.*	10,461	449,509
Ignite Restaurant Group, Inc.*(a)	3,461	42,086
International Speedway Corp., Class A	12,988	436,007
Interval Leisure Group, Inc.	18,415	486,156
Isle of Capri Casinos, Inc.*	10,272	98,200
Jack in the Box, Inc.*	20,791	1,051,401
Jamba, Inc.*	7,867	100,462
Krispy Kreme Doughnuts, Inc.*	30,642	528,574
Life Time Fitness, Inc.*(a)	20,128	828,468
Luby’s, Inc.*	9,493	61,989
Marcus Corp. (The)	8,460	110,488
Marriott Vacations Worldwide Corp.*	13,635	652,844
Monarch Casino & Resort, Inc.*	4,204	81,011
Morgans Hotel Group Co.*	12,972	100,663
Multimedia Games Holding Co., Inc.*	13,498	428,696
Nathan’s Famous, Inc.*	1,244	60,869
Noodles & Co.*(a)	2,929	106,469
Orient-Express Hotels Ltd., Class A*	45,056	637,993
Papa John’s International, Inc.	14,968	720,410
Pinnacle Entertainment, Inc.*	24,699	539,673
Popeyes Louisiana Kitchen, Inc.*	11,162	449,270
Potbelly Corp.*(a)	3,955	89,660
Red Robin Gourmet Burgers, Inc.*	6,617	426,333
Ruby Tuesday, Inc.*	28,361	158,822
Ruth’s Hospitality Group, Inc.	16,718	218,839
Scientific Games Corp., Class A*	22,319	314,252
Sonic Corp.*	26,259	467,148
Speedway Motorsports, Inc.	5,399	103,445
Texas Roadhouse, Inc.	29,190	707,857
Town Sports International Holdings, Inc.	11,363	123,970
Vail Resorts, Inc.	16,817	1,146,079

		20,473,706

Household Durables 1.1%
Bassett Furniture Industries, Inc.	5,027	70,881
Beazer Homes USA, Inc.*	11,774	265,033
Blyth, Inc.(a)	4,333	40,644
Cavco Industries, Inc.*	3,275	255,843
CSS Industries, Inc.	3,963	106,208
Ethan Allen Interiors, Inc.	11,622	293,339
EveryWare Global, Inc.*(a)	4,672	38,824
Flexsteel Industries, Inc.	2,230	68,751
Helen of Troy Ltd.*	14,912	820,756
Hooker Furniture Corp.	4,968	75,265
Hovnanian Enterprises, Inc., Class A*(a)	53,177	320,657
iRobot Corp.*(a)	13,217	467,089
KB Home	39,168	757,509
La-Z-Boy, Inc.	24,487	659,190
LGI Homes, Inc.*	4,336	75,533
Libbey, Inc.*	9,783	210,726
Lifetime Brands, Inc.	4,674	72,073
M.D.C. Holdings, Inc.*	18,325	566,059
M/I Homes, Inc.*	11,344	278,949
Meritage Homes Corp.*	18,036	876,008
NACCO Industries, Inc., Class A	2,219	131,010
Ryland Group, Inc. (The)	21,627	965,429
Skullcandy, Inc.*	8,327	60,787
Standard Pacific Corp.*	69,495	611,556
TRI Pointe Homes, Inc.*(a)	7,045	124,274
UCP, Inc., Class A*	3,491	50,864
Universal Electronics, Inc.*	6,999	250,144
WCI Communities, Inc.*	3,291	61,608
William Lyon Homes, Class A*	6,580	158,381
Zagg, Inc.*(a)	14,280	60,262

		8,793,652

Household Products 0.2%
Central Garden and Pet Co., Class A*	19,789	123,483
Harbinger Group, Inc.*	15,617	185,530
Oil-Dri Corp. of America	2,217	76,154
Orchids Paper Products Co.	2,844	88,591
Spectrum Brands Holdings, Inc.	10,057	756,789
WD-40 Co.	7,232	497,055

		1,727,602

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.(a)	55,897	148,127
Dynegy, Inc.*(a)	46,658	949,957
Genie Energy Ltd., Class B*	6,131	61,310
Ormat Technologies, Inc.	8,266	203,757
Pattern Energy Group, Inc.	8,441	235,419

		1,598,570

Industrial Conglomerates 0.1%
Raven Industries, Inc.	16,992	636,350

Information Technology Services 2.1%
Acxiom Corp.*	34,544	1,242,202
Blackhawk Network Holdings, Inc.*	5,305	139,575
CACI International, Inc., Class A*	10,788	798,528
Cardtronics, Inc.*	20,976	807,995
Cass Information Systems, Inc.	4,806	260,101
CIBER, Inc.*	34,879	135,331
Computer Task Group, Inc.	7,303	118,016
Convergys Corp.	49,107	1,000,310
CSG Systems International, Inc.	15,849	474,836
EPAM Systems, Inc.*	10,220	417,998
Euronet Worldwide, Inc.*	23,298	998,552
EVERTEC, Inc.	13,833	333,790
ExlService Holdings, Inc.*	15,245	383,412
Forrester Research, Inc.	5,831	218,896
Global Cash Access Holdings, Inc.*	31,021	263,058
Hackett Group, Inc. (The)	12,098	71,378
Heartland Payment Systems, Inc.	16,993	732,568
Higher One Holdings, Inc.*	14,772	114,631
iGATE Corp.*	16,289	549,754
Lionbridge Technologies, Inc.*	27,122	149,171
Luxoft Holding, Inc.*	2,164	80,912
ManTech International Corp., Class A(a)	11,120	323,592
MAXIMUS, Inc.	31,788	1,346,858
ModusLink Global Solutions, Inc.*	17,594	90,609
MoneyGram International, Inc.*	9,958	184,223

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
Planet Payment, Inc.*(a)	20,125	$71,041
PRGX Global, Inc.*	13,277	88,425
Sapient Corp.*	51,574	826,731
ServiceSource International, Inc.*	28,479	227,262
Sykes Enterprises, Inc.*	18,339	384,385
Syntel, Inc.*	7,204	606,937
TeleTech Holdings, Inc.*	9,239	201,595
Unisys Corp.*	20,686	708,909
Virtusa Corp.*	10,456	358,432
WEX, Inc.*	18,062	1,487,586

		16,197,599

Insurance 2.3%
Ambac Financial Group, Inc.*	19,845	465,167
American Equity Investment Life Holding Co.	29,951	657,424
AMERISAFE, Inc.	8,599	355,741
Amtrust Financial Services, Inc.(a)	14,526	468,899
Argo Group International Holdings Ltd.	12,648	569,034
Baldwin & Lyons, Inc., Class B	4,309	107,553
Blue Capital Reinsurance Holdings Ltd.*(a)	2,788	47,257
Citizens, Inc.*	20,433	142,009
CNO Financial Group, Inc.	103,494	1,753,188
Crawford & Co., Class B	12,193	98,641
Donegal Group, Inc., Class A	3,541	51,734
eHealth, Inc.*	8,614	460,246
EMC Insurance Group, Inc.	2,059	56,581
Employers Holdings, Inc.	14,490	356,019
Enstar Group Ltd.*	4,447	551,250
FBL Financial Group, Inc., Class A	4,157	160,585
First American Financial Corp.	50,598	1,311,500
Fortegra Financial Corp.*	2,996	22,081
Global Indemnity PLC*	3,860	94,609
Greenlight Capital Re Ltd., Class A*	13,187	423,698
Hallmark Financial Services, Inc.*	6,728	59,274
HCI Group, Inc.(a)	4,572	194,447
Health Insurance Innovations, Inc., Class A*	2,208	26,032
Hilltop Holdings, Inc.*	29,032	690,671
Horace Mann Educators Corp.	18,564	517,936
Independence Holding Co.	3,744	48,036
Infinity Property & Casualty Corp.	5,373	379,334
Investors Title Co.	593	47,511
Kansas City Life Insurance Co.	1,831	86,368
Maiden Holdings Ltd.	23,280	255,614
Meadowbrook Insurance Group, Inc.	23,159	140,344
Montpelier Re Holdings Ltd.	20,582	573,620
National Interstate Corp.	3,159	71,299
National Western Life Insurance Co., Class A	1,012	220,768
Navigators Group, Inc. (The)*	4,815	287,118
OneBeacon Insurance Group Ltd., Class A	10,539	148,178
Phoenix Cos., Inc. (The)*	2,715	127,877
Platinum Underwriters Holdings Ltd.	13,693	778,310
Primerica, Inc.	26,637	1,122,217
RLI Corp.	19,916	829,701
Safety Insurance Group, Inc.	6,030	326,102
Selective Insurance Group, Inc.	25,956	610,485
State Auto Financial Corp.	6,930	132,917
Stewart Information Services Corp.	9,956	323,670
Symetra Financial Corp.	38,046	728,581
Third Point Reinsurance Ltd.*	11,942	190,714
Tower Group International Ltd.	27,268	68,170
United Fire Group, Inc.	9,599	240,935
Universal Insurance Holdings, Inc.	12,247	136,554

		17,515,999

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	11,818	59,563
Blue Nile, Inc.*	5,788	249,231
FTD Cos., Inc.*	8,638	267,778
HSN, Inc.	15,800	865,366
Nutrisystem, Inc.	13,397	190,505
Orbitz Worldwide, Inc.*	11,351	81,727
Overstock.com, Inc.*(a)	5,171	108,901
PetMed Express, Inc.(a)	9,021	119,348
RetailMeNot, Inc.*	4,342	153,750
Shutterfly, Inc.*	17,748	840,545
ValueVision Media, Inc., Class A*	18,297	112,893
Vitacost.com, Inc.*	10,528	58,115

		3,107,722

Internet Software & Services 3.0%
Angie’s List, Inc.*(a)	19,738	354,100
Bankrate, Inc.*	21,605	358,427
Bazaarvoice, Inc.*(a)	22,737	164,843
Benefitfocus, Inc.*(a)	2,345	152,777
Blucora, Inc.*	19,152	490,483
Brightcove, Inc.*	13,303	142,874
Carbonite, Inc.*	5,631	56,929
ChannelAdvisor Corp.*	2,952	128,028
Chegg, Inc.*	6,851	45,696
comScore, Inc.*	16,671	456,952
Constant Contact, Inc.*	14,353	387,675
Cornerstone OnDemand, Inc.*	18,863	1,076,134
CoStar Group, Inc.*	13,302	2,288,476
Cvent, Inc.*	3,036	116,006
Dealertrack Technologies, Inc.*	20,320	947,928
Demand Media, Inc.*	16,967	97,900
Demandware, Inc.*	8,612	548,412
Dice Holdings, Inc.*	17,882	125,174
Digital River, Inc.*	15,571	273,738
E2open, Inc.*	7,409	177,446
EarthLink Holdings Corp.	48,018	208,398
eGain Corp.*	6,126	58,687
Endurance International Group Holdings, Inc.*(a)	10,081	115,730
Envestnet, Inc.*	10,569	451,825
Global Eagle Entertainment, Inc.*	16,249	260,146
Gogo, Inc.*(a)	5,193	105,885
Internap Network Services Corp.*	24,835	202,405
IntraLinks Holdings, Inc.*	17,868	189,043
j2 Global, Inc.(a)	21,467	973,528
Limelight Networks, Inc.*	25,694	49,076
Liquidity Services, Inc.*(a)	11,594	275,589
LivePerson, Inc.*	25,723	355,749
LogMeIn, Inc.*	11,360	385,786
Marchex, Inc., Class B*	10,512	98,392

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Marin Software, Inc.*	4,452	$43,941
Marketo, Inc.*	3,296	134,938
Millennial Media, Inc.*(a)	16,728	132,820
Monster Worldwide, Inc.*	49,092	300,443
Move, Inc.*	18,613	263,188
Net Element International, Inc.*(a)	816	3,721
NIC, Inc.	30,288	658,461
OpenTable, Inc.*	10,652	801,883
Perficient, Inc.*	15,640	321,089
QuinStreet, Inc.*	14,761	122,073
RealNetworks, Inc.*	10,341	75,282
Reis, Inc.*	3,820	67,996
Responsys, Inc.*	17,850	482,129
Rocket Fuel, Inc.*(a)	2,281	133,439
SciQuest, Inc.*	10,637	281,242
Shutterstock, Inc.*	3,465	279,314
Spark Networks, Inc.*	8,432	48,315
SPS Commerce, Inc.*	7,466	482,453
Stamps.com, Inc.*	6,091	240,351
Support.com, Inc.*	24,711	66,720
TechTarget, Inc.*	5,529	37,210
Textura Corp.*(a)	2,549	80,141
Travelzoo, Inc.*	3,719	82,859
Tremor Video, Inc.*(a)	3,271	14,523
Trulia, Inc.*(a)	12,814	442,467
United Online, Inc.	6,263	75,845
Unwired Planet, Inc.*	39,064	65,237
ValueClick, Inc.*	31,213	671,080
Vistaprint NV*(a)	15,264	746,104
Vocus, Inc.*	8,763	107,084
Web.com Group, Inc.*	19,595	662,311
WebMD Health Corp.*	13,295	636,831
Wix.com Ltd.*(a)	3,842	110,112
XO Group, Inc.*	12,609	152,947
Xoom Corp.*	3,883	106,355
Yelp, Inc.*	15,176	1,152,617
YuMe, Inc.*(a)	2,153	16,815
Zillow, Inc., Class A*(a)	10,897	894,644
Zix Corp.*	29,248	131,324

		23,246,541

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	6,160	260,814
Black Diamond, Inc.*(a)	10,492	111,740
Brunswick Corp.	42,293	1,753,468
Callaway Golf Co.	33,182	271,097
JAKKS Pacific, Inc.(a)	8,968	51,656
Johnson Outdoors, Inc., Class A	2,338	55,574
LeapFrog Enterprises, Inc.*(a)	29,882	212,760
Marine Products Corp.	5,203	41,676
Nautilus, Inc.*	14,717	125,389
Smith & Wesson Holding Corp.*(a)	26,092	341,544
Sturm Ruger & Co., Inc.	8,997	685,301

		3,911,019

Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc.*(a)	5,093	70,232
Affymetrix, Inc.*(a)	33,229	312,020
Albany Molecular Research, Inc.*	11,013	117,839
Cambrex Corp.*	14,015	263,062
Fluidigm Corp.*	11,884	536,206
Furiex Pharmaceuticals, Inc.*(a)	3,145	145,802
Harvard Bioscience, Inc.*	11,561	51,100
Luminex Corp.*	17,444	318,702
NeoGenomics, Inc.*	15,793	63,172
Pacific Biosciences of California, Inc.*	22,611	162,347
PAREXEL International Corp.*	26,575	1,297,126
Sequenom, Inc.*(a)	54,677	124,117

		3,461,725

Machinery 3.2%
Accuride Corp.*	18,710	71,285
Actuant Corp., Class A	34,011	1,163,856
Alamo Group, Inc.	3,283	164,872
Albany International Corp., Class A	13,068	451,761
Altra Industrial Motion Corp.	12,624	395,889
American Railcar Industries, Inc.(a)	4,423	216,373
Ampco-Pittsburgh Corp.	3,947	70,296
Astec Industries, Inc.	9,550	355,260
Barnes Group, Inc.	25,143	941,354
Blount International, Inc.*	23,034	295,296
Briggs & Stratton Corp.	22,532	474,749
Chart Industries, Inc.*	14,177	1,211,283
CIRCOR International, Inc.	8,199	590,492
CLARCOR, Inc.	23,055	1,277,708
Columbus McKinnon Corp.*	9,095	224,828
Commercial Vehicle Group, Inc.*	11,131	89,048
Douglas Dynamics, Inc.	10,373	150,616
Dynamic Materials Corp.	6,444	140,673
Energy Recovery, Inc.*(a)	20,907	89,482
EnPro Industries, Inc.*(a)	9,765	708,353
ESCO Technologies, Inc.	12,351	431,050
ExOne Co. (The)*(a)	3,089	145,368
Federal Signal Corp.*	29,256	360,434
Flow International Corp.*	22,505	90,920
FreightCar America, Inc.	5,705	131,101
Gerber Scientific, Inc.*(a)(b)	11,566	0
Global Brass & Copper Holdings, Inc.	3,885	67,172
Gorman-Rupp Co. (The)	8,788	279,722
Graham Corp.	4,647	165,944
Greenbrier Cos., Inc. (The)*	11,455	420,284
Hardinge, Inc.	5,429	74,757
Hurco Cos., Inc.	2,956	76,620
Hyster-Yale Materials Handling, Inc.	4,925	422,368
John Bean Technologies Corp.	13,558	418,536
Kadant, Inc.	5,217	187,343
LB Foster Co., Class A	4,748	204,449
Lindsay Corp.(a)	6,020	511,700
Lydall, Inc.*	8,025	141,802
Manitex International, Inc.*	6,254	87,681
Meritor, Inc.*	45,633	501,050
Middleby Corp. (The)*	8,757	2,159,301
Miller Industries, Inc.	5,204	95,441
Mueller Industries, Inc.	13,124	816,838
Mueller Water Products, Inc., Class A	73,843	640,957
NN, Inc.	7,911	139,946
Omega Flex, Inc.	1,345	26,846
PMFG, Inc.*	9,981	74,558
Proto Labs, Inc.*	7,919	628,452
RBC Bearings, Inc.*	10,742	696,511
Rexnord Corp.*	14,172	368,189
Standex International Corp.	5,934	337,526
Sun Hydraulics Corp.	10,040	366,962
Tecumseh Products Co., Class A*	8,558	71,887
Tennant Co.	8,613	552,352
Titan International, Inc.	25,082	420,374

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Trimas Corp.*	21,006	$731,009
Twin Disc, Inc.	3,883	91,522
Wabash National Corp.*	32,040	439,268
Watts Water Technologies, Inc., Class A	13,339	747,251
Woodward, Inc.	32,135	1,376,985
Xerium Technologies, Inc.*	5,021	84,152

		24,668,102

Marine 0.1%
International Shipholding Corp.	2,600	69,654
Matson, Inc.	19,983	478,193
Ultrapetrol (Bahamas) Ltd.*	10,076	33,452

		581,299

Media 1.4%
AH Belo Corp., Class A	8,737	69,809
Beasley Broadcasting Group, Inc., Class A	1,892	17,293
Carmike Cinemas, Inc.*	10,745	291,297
Central European Media Enterprises Ltd., Class A*(a)	36,211	107,547
Crown Media Holdings, Inc., Class A*	16,652	50,955
Cumulus Media, Inc., Class A*	40,577	271,460
Daily Journal Corp.*	412	65,961
Dex Media, Inc.*(a)	7,937	48,098
Digital Generation, Inc.*	11,180	150,930
E.W. Scripps Co. (The), Class A*	14,614	269,044
Entercom Communications Corp., Class A*	11,144	105,088
Entravision Communications Corp., Class A	25,631	154,555
Global Sources Ltd.*	8,939	58,997
Gray Television, Inc.*	23,530	267,771
Harte-Hanks, Inc.	20,442	140,028
Hemisphere Media Group, Inc.*	4,132	47,518
Journal Communications, Inc., Class A*	20,512	163,481
Live Nation Entertainment, Inc.*	65,766	1,398,843
Loral Space & Communications, Inc.*	6,106	453,981
Martha Stewart Living Omnimedia, Inc., Class A*(a)	11,314	45,143
McClatchy Co. (The), Class A*(a)	28,289	128,998
MDC Partners, Inc., Class A	17,690	425,091
Media General, Inc.*(a)	9,138	162,930
Meredith Corp.	16,723	765,579
National CineMedia, Inc.	28,150	525,842
New York Times Co. (The), Class A(a)	60,364	853,547
Nexstar Broadcasting Group, Inc., Class A	13,735	659,967
ReachLocal, Inc.*	5,015	65,095
Reading International, Inc., Class A*	8,059	59,959
Rentrak Corp.*	4,918	280,719
Saga Communications, Inc., Class A	2,272	112,100
Salem Communications Corp., Class A	5,061	43,524
Scholastic Corp.	12,325	406,602
SFX Entertainment, Inc.*(a)	9,180	85,374
Sinclair Broadcast Group, Inc., Class A	32,026	1,006,257
Speed Commerce, Inc.*	20,313	81,252
Valassis Communications, Inc.	18,178	618,052
World Wrestling Entertainment, Inc., Class A	13,357	323,106

		10,781,793

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	63,769	450,847
Allied Nevada Gold Corp.*(a)	48,214	236,731
AM Castle & Co.*	8,273	113,505
AMCOL International Corp.	12,993	442,671
Century Aluminum Co.*	23,946	279,450
Coeur Mining, Inc.*	47,451	481,628
Commercial Metals Co.	54,647	1,041,572
General Moly, Inc.*	27,646	35,663
Globe Specialty Metals, Inc.	30,113	526,375
Gold Resource Corp.(a)	15,682	72,294
Handy & Harman Ltd.*	2,612	50,986
Haynes International, Inc.	5,745	293,799
Hecla Mining Co.(a)	155,729	471,859
Horsehead Holding Corp.*(a)	23,446	359,193
Kaiser Aluminum Corp.	8,799	614,258
Materion Corp.	9,568	254,222
Midway Gold Corp.*(a)	53,092	55,216
Molycorp, Inc.*(a)	69,926	339,141
Noranda Aluminum Holding Corp.	14,451	47,110
Olympic Steel, Inc.	4,254	117,793
Paramount Gold and Silver Corp.*(a)	63,997	76,156
RTI International Metals, Inc.*	14,637	455,503
Schnitzer Steel Industries, Inc., Class A	11,983	316,591
Stillwater Mining Co.*(a)	55,218	692,434
SunCoke Energy, Inc.*	32,706	725,419
U.S. Silica Holdings, Inc.	9,903	293,327
Universal Stainless & Alloy Products, Inc.*	3,235	102,679
Walter Energy, Inc.(a)	29,260	332,394
Worthington Industries, Inc.	24,716	1,001,987

		10,280,803

Multiline Retail 0.1%
Bon-Ton Stores, Inc. (The)(a)	6,289	67,607
Burlington Stores, Inc.*	7,089	181,337
Fred’s, Inc., Class A	17,113	299,135
Gordmans Stores, Inc.	4,366	31,522
Tuesday Morning Corp.*	20,009	262,918

		842,519

Multi-Utilities 0.4%
Avista Corp.	28,042	808,451
Black Hills Corp.	20,782	1,139,477
NorthWestern Corp.	17,727	801,438

		2,749,366

Oil, Gas & Consumable Fuels 3.5%
Abraxas Petroleum Corp.*	38,255	121,268
Adams Resources & Energy, Inc.	975	64,857
Alon USA Energy, Inc.	10,869	170,752
Alpha Natural Resources, Inc.*(a)	102,341	581,297
Amyris, Inc.*(a)	11,537	48,802
Apco Oil and Gas International, Inc.*	4,124	58,107
Approach Resources, Inc.*(a)	16,303	327,527
Arch Coal, Inc.(a)	99,202	420,617
Athlon Energy, Inc.*	8,453	257,817
Bill Barrett Corp.*	22,826	639,356
Bonanza Creek Energy, Inc.*	13,771	560,617
BPZ Resources, Inc.*(a)	55,129	110,258

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.*	18,712	$126,306
Carrizo Oil & Gas, Inc.*	21,226	872,389
Clayton Williams Energy, Inc.*	2,728	188,287
Clean Energy Fuels Corp.*(a)	31,880	380,328
Cloud Peak Energy, Inc.*	28,439	532,663
Comstock Resources, Inc.	22,628	388,070
Contango Oil & Gas Co.*	6,947	291,496
Crosstex Energy, Inc.	22,226	833,475
Delek US Holdings, Inc.	17,421	527,856
Diamondback Energy, Inc.*	9,137	474,941
Emerald Oil, Inc.*	26,170	200,724
Endeavour International Corp.*(a)	22,177	146,146
Energy XXI (Bermuda) Ltd.	33,871	777,340
EPL Oil & Gas, Inc.*	13,970	375,374
Equal Energy Ltd.	16,448	86,845
Evolution Petroleum Corp.	7,829	103,030
EXCO Resources, Inc.(a)	79,461	407,635
Forest Oil Corp.*	55,606	169,598
Frontline Ltd.*(a)	24,085	99,471
FX Energy, Inc.*(a)	24,806	88,806
GasLog Ltd.	13,707	287,299
Gastar Exploration, Inc.*	26,053	155,276
Goodrich Petroleum Corp.*	14,732	253,685
Green Plains Renewable Energy, Inc.(a)	11,768	262,191
Halcon Resources Corp.*(a)	108,274	364,883
Hallador Energy Co.	4,268	32,693
Isramco, Inc.*	418	52,752
Jones Energy, Inc., Class A*	5,162	80,940
KiOR, Inc., Class A*(a)	21,269	25,310
Knightsbridge Tankers Ltd.	14,151	133,302
Kodiak Oil & Gas Corp.*	123,648	1,311,905
L&L Energy, Inc.*(a)(b)	15,290	25,687
Magnum Hunter Resources Corp.*	80,444	671,707
Matador Resources Co.*	27,220	529,157
Midstates Petroleum Co., Inc.*(a)	15,477	72,278
Miller Energy Resources, Inc.*(a)	14,373	113,403
Nordic American Tankers Ltd.(a)	35,090	383,885
Northern Oil and Gas, Inc.*(a)	29,868	434,281
Panhandle Oil and Gas, Inc., Class A	3,182	123,016
PDC Energy, Inc.*	16,643	829,820
Penn Virginia Corp.*(a)	25,848	309,918
Petrocorp, Inc.*(b)	1,500	0
PetroQuest Energy, Inc.*	26,742	103,224
Quicksilver Resources, Inc.*(a)	58,784	182,818
Renewable Energy Group, Inc.*	10,077	100,871
Rentech, Inc.*	94,146	168,521
Resolute Energy Corp.*(a)	31,638	252,788
REX American Resources Corp.*	2,540	104,038
Rex Energy Corp.*	21,138	398,240
Rosetta Resources, Inc.*	28,561	1,216,984
Sanchez Energy Corp.*(a)	17,825	490,009
Scorpio Tankers, Inc.	86,356	863,560
SemGroup Corp., Class A	19,690	1,216,054
Ship Finance International Ltd.(a)	25,866	442,826
Solazyme, Inc.*(a)	22,328	289,594
Stone Energy Corp.*	23,374	723,425
Swift Energy Co.*(a)	20,303	251,351
Synergy Resources Corp.*	23,726	204,993
Targa Resources Corp.	15,308	1,382,159
Teekay Tankers Ltd., Class A	29,169	99,175
Triangle Petroleum Corp.*(a)	31,809	242,067
Uranium Energy Corp.*(a)	39,982	69,169
Ur-Energy, Inc.*(a)	55,337	75,258
VAALCO Energy, Inc.*	26,864	161,721
W&T Offshore, Inc.	16,227	232,371
Warren Resources, Inc.*	33,935	114,361
Western Refining, Inc.(a)	25,285	988,896
Westmoreland Coal Co.*	5,552	120,534
ZaZa Energy Corp.*(a)	15,903	15,903

		27,396,353

Paper & Forest Products 0.8%
Boise Cascade Co.*	5,714	174,220
Clearwater Paper Corp.*	9,857	561,356
Deltic Timber Corp.	5,207	334,862
KapStone Paper and Packaging Corp.*	37,986	1,062,468
Louisiana-Pacific Corp.*	65,199	1,142,938
Neenah Paper, Inc.	7,483	325,062
P.H. Glatfelter Co.	20,082	622,341
Resolute Forest Products, Inc.*	32,574	628,678
Schweitzer-Mauduit International, Inc.	14,682	677,281
Wausau Paper Corp.	23,113	315,724

		5,844,930

Personal Products 0.3%
Elizabeth Arden, Inc.*	11,975	324,762
Female Health Co. (The)	10,145	76,493
Inter Parfums, Inc.	7,666	249,452
Lifevantage Corp.*	48,003	59,044
Medifast, Inc.*	6,432	170,641
Nature’s Sunshine Products, Inc.	5,074	82,554
Nutraceutical International Corp.*	3,948	98,858
Prestige Brands Holdings, Inc.*	23,930	724,122
Revlon, Inc., Class A*	5,370	126,088
Star Scientific, Inc.*(a)	78,336	53,691
Synutra International, Inc.*	7,996	58,051
USANA Health Sciences, Inc.*(a)	2,798	167,516

		2,191,272

Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc.*(a)	11,047	126,157
Aerie Pharmaceuticals, Inc.*	3,491	64,444
Akorn, Inc.*	27,231	618,144
Alimera Sciences, Inc.*(a)	8,146	51,890
Ampio Pharmaceuticals, Inc.*(a)	14,516	123,676
Aratana Therapeutics, Inc.*	3,049	65,584
Auxilium Pharmaceuticals, Inc.*	23,071	590,156
AVANIR Pharmaceuticals, Inc., Class A*	67,427	252,851
BioDelivery Sciences International, Inc.*	13,808	108,393
Cadence Pharmaceuticals, Inc.*	28,779	315,994
Cempra, Inc.*	9,218	109,602
Corcept Therapeutics, Inc.*	25,375	87,290
Cornerstone Therapeutics, Inc.*	4,266	40,442
Depomed, Inc.*	26,310	315,720
Endocyte, Inc.*(a)	14,080	167,130
Hi-Tech Pharmacal Co., Inc.*	5,170	223,654
Horizon Pharma, Inc.*(a)	23,973	236,374
Impax Laboratories, Inc.*	32,022	740,989
Lannett Co., Inc.*	8,654	305,659
Medicines Co. (The)*	29,591	1,028,583

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Nektar Therapeutics*	58,195	$791,452
Omeros Corp.*(a)	14,082	164,478
Pacira Pharmaceuticals, Inc.*	12,891	883,420
Pernix Therapeutics Holdings, Inc.*(a)	8,497	19,458
Pozen, Inc.*	12,607	98,839
Questcor Pharmaceuticals, Inc.(a)	24,212	1,622,446
Relypsa, Inc.*	2,782	91,973
Repros Therapeutics, Inc.*(a)	10,684	200,325
Sagent Pharmaceuticals, Inc.*	8,837	167,284
SciClone Pharmaceuticals, Inc.*	25,502	119,859
Sucampo Pharmaceuticals, Inc., Class A*	6,559	54,177
Supernus Pharmaceuticals, Inc.*(a)	7,650	74,741
TherapeuticsMD, Inc.*	40,349	265,497
Vivus, Inc.*(a)	47,089	349,400
XenoPort, Inc.*	24,763	142,387
Zogenix, Inc.*(a)	45,731	202,588

		10,821,056

Professional Services 1.3%
Acacia Research Corp.(a)	23,011	318,012
Advisory Board Co. (The)*	16,593	1,050,503
Barrett Business Services, Inc.	3,303	258,988
CBIZ, Inc.*	16,709	143,697
CDI Corp.	6,498	111,246
Corporate Executive Board Co. (The)	15,719	1,149,059
CRA International, Inc.*	4,687	88,397
Exponent, Inc.	6,162	445,020
Franklin Covey Co.*	4,274	81,676
FTI Consulting, Inc.*	18,843	698,510
GP Strategies Corp.*	6,852	190,143
Heidrick & Struggles International, Inc.	8,404	140,179
Huron Consulting Group, Inc.*	10,858	719,234
ICF International, Inc.*	9,203	309,773
Insperity, Inc.	10,542	348,097
Kelly Services, Inc., Class A	12,458	298,743
Kforce, Inc.	12,471	226,099
Korn/Ferry International*	22,722	533,058
Mistras Group, Inc.*	7,409	173,074
Navigant Consulting, Inc.*	23,578	414,266
Odyssey Marine Exploration, Inc.*(a)	38,685	75,049
On Assignment, Inc.*	21,381	634,588
Pendrell Corp.*	76,292	111,386
Resources Connection, Inc.	19,009	256,241
RPX Corp.*	15,120	245,246
TrueBlue, Inc.*	19,001	466,095
VSE Corp.	1,912	84,338
WageWorks, Inc.*	11,675	726,068

		10,296,785

Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	25,803	656,686
AG Mortgage Investment Trust, Inc.	13,155	218,241
Agree Realty Corp.	7,005	200,273
Alexander’s, Inc.	1,004	341,189
American Assets Trust, Inc.	15,860	530,834
American Capital Mortgage Investment Corp.	24,904	486,873
American Realty Capital Properties, Inc.	74,944	1,037,225
American Residential Properties, Inc.*	6,583	121,786
AmREIT, Inc.	9,545	155,393
Anworth Mortgage Asset Corp.	67,755	317,771
Apollo Commercial Real Estate Finance, Inc.	17,651	296,890
Apollo Residential Mortgage, Inc.	14,966	241,851
Ares Commercial Real Estate Corp.	10,243	136,539
Armada Hoffler Properties, Inc.	9,263	84,293
ARMOUR Residential REIT, Inc.	175,031	719,377
Ashford Hospitality Prime, Inc.	8,351	137,792
Ashford Hospitality Trust, Inc.	28,848	271,171
Associated Estates Realty Corp.	27,216	434,640
Aviv REIT, Inc.	5,556	135,511
Campus Crest Communities, Inc.	30,566	269,898
Capstead Mortgage Corp.	40,538	511,590
Cedar Realty Trust, Inc.	34,492	217,645
Chambers Street Properties	110,597	856,021
Chatham Lodging Trust	12,316	257,528
Chesapeake Lodging Trust	22,659	551,747
Colony Financial, Inc.	35,855	795,981
CoreSite Realty Corp.	9,718	298,148
Cousins Properties, Inc.	79,005	849,304
CubeSmart	62,464	1,029,407
CyrusOne, Inc.	8,907	192,480
CYS Investments, Inc.	81,642	646,605
DCT Industrial Trust, Inc.	135,929	978,689
DiamondRock Hospitality Co.	91,232	1,056,467
DuPont Fabros Technology, Inc.	29,273	760,805
Dynex Capital, Inc.	26,094	210,318
EastGroup Properties, Inc.	14,217	843,637
Education Realty Trust, Inc.	53,815	485,949
Ellington Residential Mortgage REIT	3,233	52,278
Empire State Realty Trust, Inc., Class A	38,426	563,325
EPR Properties	24,241	1,238,230
Equity One, Inc.	28,326	641,867
Excel Trust, Inc.	22,963	262,008
FelCor Lodging Trust, Inc.	58,184	474,781
First Industrial Realty Trust, Inc.	50,392	864,727
First Potomac Realty Trust	27,456	358,575
Franklin Street Properties Corp.	42,195	505,918
Geo Group, Inc. (The)	33,306	1,115,085
Getty Realty Corp.	11,898	226,062
Gladstone Commercial Corp.	7,358	137,227
Glimcher Realty Trust	67,702	579,529
Government Properties Income Trust	23,194	572,892
Gramercy Property Trust, Inc.*	28,083	163,443
Healthcare Realty Trust, Inc.	45,123	1,034,219
Hersha Hospitality Trust	95,281	517,376
Highwoods Properties, Inc.	42,177	1,566,454
Hudson Pacific Properties, Inc.	23,290	506,092
Inland Real Estate Corp.	40,530	427,186
Invesco Mortgage Capital, Inc.	63,740	1,001,355
Investors Real Estate Trust	48,139	418,328
iStar Financial, Inc.*	39,822	614,055
JAVELIN Mortgage Investment Corp.	5,404	78,358
Kite Realty Group Trust	60,930	392,999

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
LaSalle Hotel Properties	48,534	$1,492,906
Lexington Realty Trust	71,709	775,174
LTC Properties, Inc.	16,332	619,799
Medical Properties Trust, Inc.	75,703	1,004,579
Monmouth Real Estate Investment Corp., Class A	21,177	195,676
National Health Investors, Inc.	13,694	862,311
New Residential Investment Corp.	117,850	748,348
New York Mortgage Trust, Inc.	35,526	253,656
NorthStar Realty Finance Corp.	135,379	1,975,180
One Liberty Properties, Inc.	5,657	118,005
Parkway Properties, Inc.	27,464	487,211
Pebblebrook Hotel Trust	28,644	863,044
Pennsylvania Real Estate Investment Trust	31,927	595,439
PennyMac Mortgage Investment Trust	27,035	636,674
Physicians Realty Trust	9,211	114,124
Potlatch Corp.	19,045	761,800
PS Business Parks, Inc.	9,104	715,301
QTS Realty Trust, Inc., Class A	6,476	146,940
RAIT Financial Trust	37,626	317,563
Ramco-Gershenson Properties Trust	31,160	497,625
Redwood Trust, Inc.	38,649	722,736
Resource Capital Corp.	60,277	355,032
Retail Opportunity Investments Corp.	33,822	489,066
Rexford Industrial Realty, Inc.	7,895	107,767
RLJ Lodging Trust	57,873	1,445,668
Rouse Properties, Inc.	11,992	209,140
Ryman Hospitality Properties, Inc.	20,704	856,317
Sabra Health Care REIT, Inc.	17,530	507,143
Saul Centers, Inc.	3,789	176,567
Select Income REIT	10,413	287,399
Silver Bay Realty Trust Corp.	7,189	114,089
Sovran Self Storage, Inc.	14,695	997,937
STAG Industrial, Inc.	19,653	421,753
Strategic Hotels & Resorts, Inc.*	84,907	790,484
Summit Hotel Properties, Inc.	38,129	339,729
Sun Communities, Inc.	16,899	790,028
Sunstone Hotel Investors, Inc.	85,463	1,096,490
Terreno Realty Corp.	11,568	199,779
UMH Properties, Inc.	7,888	74,542
Universal Health Realty Income Trust	5,101	216,282
Urstadt Biddle Properties, Inc., Class A	10,721	201,126
Washington Real Estate Investment Trust	31,385	731,271
Western Asset Mortgage Capital Corp.	11,438	171,002
Whitestone REIT	10,051	137,196
Winthrop Realty Trust	14,781	169,686
ZAIS Financial Corp.	2,671	45,407

		56,483,914

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	20,171	788,888
Altisource Residential Corp.	26,302	789,060
AV Homes, Inc.*	4,256	79,672
Consolidated-Tomoka Land Co.	2,777	97,612
Forestar Group, Inc.*	16,235	324,700
Kennedy-Wilson Holdings, Inc.	30,145	724,083
RE/MAX Holdings, Inc., Class A*	5,395	157,318
Tejon Ranch Co.*	6,476	220,961

		3,182,294

Road & Rail 0.6%
Arkansas Best Corp.	12,023	412,269
Celadon Group, Inc.	9,354	194,376
Heartland Express, Inc.	21,467	452,095
Knight Transportation, Inc.	27,503	587,189
Marten Transport Ltd.	10,893	207,730
Patriot Transportation Holding, Inc.*	3,017	110,060
Quality Distribution, Inc.*	9,822	135,052
Roadrunner Transportation Systems, Inc.*	8,665	227,456
Saia, Inc.*	11,359	382,344
Swift Transportation Co.*(a)	39,246	855,563
Universal Truckload Services, Inc.	2,564	74,382
Werner Enterprises, Inc.	21,378	557,111
YRC Worldwide, Inc.*(a)	5,078	111,614

		4,307,241

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	18,362	501,283
Alpha & Omega Semiconductor Ltd.*	8,309	60,323
Ambarella, Inc.*(a)	8,640	276,739
Amkor Technology, Inc.*(a)	33,062	175,229
ANADIGICS, Inc.*	37,889	74,641
Applied Micro Circuits Corp.*	34,184	345,258
ATMI, Inc.*	14,925	413,124
Axcelis Technologies, Inc.*	50,881	123,132
Brooks Automation, Inc.	31,080	315,462
Cabot Microelectronics Corp.*	10,873	438,399
Cavium, Inc.*	24,004	892,229
Ceva, Inc.*	10,246	178,178
Cirrus Logic, Inc.*(a)	29,646	519,101
Cohu, Inc.	11,546	119,617
Cypress Semiconductor Corp.*	68,854	691,294
Diodes, Inc.*	16,767	384,132
DSP Group, Inc.*	9,095	81,491
Entegris, Inc.*	65,124	685,105
Entropic Communications, Inc.*	41,618	173,547
Exar Corp.*	17,792	195,890
FormFactor, Inc.*	25,491	164,162
GSI Technology, Inc.*	9,806	65,308
GT Advanced Technologies, Inc.*(a)	62,715	644,083
Hittite Microwave Corp.*	14,731	844,823
Inphi Corp.*	12,349	141,767
Integrated Device Technology, Inc.*	61,629	594,720
Integrated Silicon Solution, Inc.*	13,274	156,235
Intermolecular, Inc.*	8,279	33,364
International Rectifier Corp.*	32,395	842,594
Intersil Corp., Class A	59,506	674,798
IXYS Corp.	11,245	142,699
Kopin Corp.*	30,912	118,702
Lattice Semiconductor Corp.*	54,059	312,461
LTX-Credence Corp.*	22,462	192,050
M/A-COM Technology Solutions Holdings, Inc.*	5,090	86,530
MaxLinear, Inc., Class A*	11,201	114,922
Micrel, Inc.	21,627	215,837
Microsemi Corp.*	43,436	1,018,140
MKS Instruments, Inc.	24,778	746,561
Monolithic Power Systems, Inc.*	17,206	562,464
MoSys, Inc.*(a)	21,853	109,702
Nanometrics, Inc.*	10,734	181,834
NeoPhotonics Corp.*	9,177	67,359
NVE Corp.*	2,279	131,179
OmniVision Technologies, Inc.*	25,250	388,598

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
PDF Solutions, Inc.*	11,726	$277,906
Peregrine Semiconductor Corp.*(a)	12,357	81,186
Pericom Semiconductor Corp.*	10,543	87,296
Photronics, Inc.*	28,350	235,305
PLX Technology, Inc.*	21,488	130,002
PMC-Sierra, Inc.*	95,376	624,713
Power Integrations, Inc.	13,538	801,856
Rambus, Inc.*	52,192	465,031
RF Micro Devices, Inc.*	131,545	701,135
Rubicon Technology, Inc.*	9,351	102,581
Rudolph Technologies, Inc.*	15,128	166,257
Semtech Corp.*	31,496	718,424
Sigma Designs, Inc.*	14,163	66,424
Silicon Image, Inc.*	35,869	200,508
Spansion, Inc., Class A*	22,085	331,275
SunEdison, Inc.*	124,121	1,726,523
SunPower Corp.*(a)	19,290	624,224
Supertex, Inc.*	4,610	123,087
Tessera Technologies, Inc.	24,674	489,779
TriQuint Semiconductor, Inc.*	76,356	633,755
Ultra Clean Holdings, Inc.*	11,135	127,273
Ultratech, Inc.*	12,963	327,964
Veeco Instruments, Inc.*	18,310	695,963

		24,933,533

Software 4.2%
Accelrys, Inc.*	26,012	327,231
ACI Worldwide, Inc.*	18,625	1,128,861
Actuate Corp.*	21,884	166,318
Advent Software, Inc.	15,255	501,279
American Software, Inc., Class A	11,127	112,160
Aspen Technology, Inc.*	43,798	1,995,875
AVG Technologies NV*	11,136	184,746
Barracuda Networks, Inc.*(a)	1,902	65,258
Blackbaud, Inc.	21,331	735,066
Bottomline Technologies de, Inc.*	17,674	611,874
BroadSoft, Inc.*	13,110	401,297
Callidus Software, Inc.*	18,789	275,635
CommVault Systems, Inc.*	21,622	1,493,432
Comverse, Inc.*	10,351	373,050
Covisint Corp.*	3,225	30,154
Cyan, Inc.*(a)	3,880	14,705
Digimarc Corp.	2,682	98,108
Ebix, Inc.(a)	14,516	197,127
Ellie Mae, Inc.*	12,325	321,682
Epiq Systems, Inc.	14,637	210,187
ePlus, Inc.*	1,757	94,773
Fair Isaac Corp.	16,771	911,672
FleetMatics Group PLC*(a)	8,120	324,881
Gigamon, Inc.*	3,684	112,215
Glu Mobile, Inc.*(a)	30,037	118,646
Guidance Software, Inc.*	7,662	82,673
Guidewire Software, Inc.*	22,809	1,076,813
Imperva, Inc.*	9,439	519,145
Infoblox, Inc.*	24,751	868,265
Interactive Intelligence Group, Inc.*	7,235	549,426
Jive Software, Inc.*(a)	18,386	170,070
Manhattan Associates, Inc.*	36,384	1,226,868
Mavenir Systems, Inc.*	2,479	31,582
Mentor Graphics Corp.	44,573	927,118
MicroStrategy, Inc., Class A*	4,230	531,711
Mitek Systems, Inc.*(a)	11,520	69,005
Model N, Inc.*	3,960	39,204
Monotype Imaging Holdings, Inc.	17,861	521,005
Netscout Systems, Inc.*	16,907	597,155
Pegasystems, Inc.	8,126	369,245
Progress Software Corp.*	24,207	585,083
Proofpoint, Inc.*	10,712	433,622
PROS Holdings, Inc.*	10,503	399,219
PTC, Inc.*	55,676	1,986,520
QAD, Inc., Class A	2,804	51,005
Qlik Technologies, Inc.*	40,679	1,099,147
Qualys, Inc.*	6,907	200,165
Rally Software Development Corp.*	3,241	69,033
RealPage, Inc.*	21,734	488,580
Rosetta Stone, Inc.*	5,417	60,020
Sapiens International Corp. NV*	8,947	63,166
Seachange International, Inc.*	15,172	181,457
Silver Spring Networks, Inc.*	2,740	46,717
SS&C Technologies Holdings, Inc.*	27,225	1,056,875
Synchronoss Technologies, Inc.*	13,610	362,843
Take-Two Interactive Software, Inc.*	37,870	726,347
Tangoe, Inc.*(a)	14,447	263,369
TeleCommunication Systems, Inc., Class A*	22,844	51,856
Telenav, Inc.*	8,499	55,244
TiVo, Inc.*	59,229	733,847
Tyler Technologies, Inc.*	14,653	1,545,159
Ultimate Software Group, Inc. (The)*	12,869	2,100,607
VASCO Data Security International, Inc.*	13,480	100,696
Verint Systems, Inc.*	24,622	1,118,824
VirnetX Holding Corp.*(a)	19,741	354,548
Vringo, Inc.*(a)	31,555	135,371

		32,654,837

Specialty Retail 2.9%
Aeropostale, Inc.*(a)	36,700	258,735
America’s Car-Mart, Inc.*	3,799	146,451
Ann, Inc.*	22,066	713,614
Asbury Automotive Group, Inc.*	14,569	685,034
Barnes & Noble, Inc.*	18,896	254,718
bebe stores, inc.	16,177	80,400
Big 5 Sporting Goods Corp.	7,778	133,470
Body Central Corp.*(a)	8,062	27,572
Brown Shoe Co., Inc.	20,214	478,668
Buckle, Inc. (The)(a)	13,048	578,287
Cato Corp. (The), Class A	12,870	359,845
Children’s Place Retail Stores, Inc. (The)*	10,787	568,151
Christopher & Banks Corp.*	17,097	122,073
Citi Trends, Inc.*	7,269	116,304
Conn’s, Inc.*(a)	10,496	637,212
Container Store Group, Inc. (The)*(a)	6,694	246,005
Destination Maternity Corp.	6,262	168,009
Destination XL Group, Inc.*	19,754	106,277
Express, Inc.*	39,897	691,016
Finish Line, Inc. (The), Class A	22,990	589,694
Five Below, Inc.*(a)	15,334	561,991
Francesca’s Holdings Corp.*(a)	20,570	390,830
Genesco, Inc.*	11,221	787,939
Group 1 Automotive, Inc.	10,170	621,692
Haverty Furniture Cos., Inc.	9,221	256,528
hhgregg, Inc.*(a)	6,071	50,146
Hibbett Sports, Inc.*	12,149	729,061
Jos. A. Bank Clothiers, Inc.*	13,064	734,458
Kirkland’s, Inc.*	6,587	124,033
Lithia Motors, Inc., Class A	10,383	584,459

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Lumber Liquidators Holdings, Inc.*	12,787	$1,137,915
MarineMax, Inc.*	11,102	163,755
Mattress Firm Holding Corp.*	6,242	254,049
Men’s Wearhouse, Inc. (The)	22,196	1,066,296
Monro Muffler Brake, Inc.(a)	14,613	811,168
New York & Co., Inc.*	13,307	60,281
Office Depot, Inc.*	224,515	1,097,878
Pacific Sunwear of California, Inc.*	21,267	61,249
Penske Automotive Group, Inc.	19,747	847,344
Pep Boys-Manny, Moe & Jack (The)*	24,845	296,649
Pier 1 Imports, Inc.	44,328	847,108
RadioShack Corp.*(a)	47,378	113,707
Rent-A-Center, Inc.	24,964	622,602
Restoration Hardware Holdings, Inc.*	8,278	469,694
Sears Hometown and Outlet Stores, Inc.*	4,110	86,269
Select Comfort Corp.*	26,030	426,111
Shoe Carnival, Inc.	7,070	174,629
Sonic Automotive, Inc., Class A	18,195	408,114
Stage Stores, Inc.	15,276	299,410
Stein Mart, Inc.	12,482	154,527
Systemax, Inc.*	5,154	58,292
Tile Shop Holdings, Inc.*(a)	8,743	123,539
Tilly’s, Inc., Class A*	4,764	55,310
Trans World Entertainment Corp.*	4,962	19,650
Vitamin Shoppe, Inc.*	14,198	636,354
West Marine, Inc.*	7,836	102,573
Wet Seal, Inc. (The), Class A*	42,017	100,421
Winmark Corp.	1,035	83,473
Zale Corp.*	15,175	229,446
Zumiez, Inc.*	9,829	211,520

		22,822,005

Textiles, Apparel & Luxury Goods 1.3%
American Apparel, Inc.*(a)	28,095	27,707
Columbia Sportswear Co.	6,029	448,256
Crocs, Inc.*	41,229	632,865
Culp, Inc.	3,742	75,626
Fifth & Pacific Cos., Inc.*	56,088	1,609,726
G-III Apparel Group Ltd.*	7,844	548,845
Iconix Brand Group, Inc.*	24,131	897,673
Jones Group, Inc. (The)	37,434	552,151
Movado Group, Inc.	8,265	312,004
Oxford Industries, Inc.	6,289	474,631
Perry Ellis International, Inc.*	5,792	90,761
Quiksilver, Inc.*	62,010	437,170
RG Barry Corp.	4,580	81,112
Skechers U.S.A., Inc., Class A*	18,094	522,736
Steven Madden Ltd.*	28,127	916,659
Tumi Holdings, Inc.*	22,396	448,592
Unifi, Inc.*	6,923	160,544
Vera Bradley, Inc.*(a)	10,075	242,001
Vince Holding Corp.*	5,358	125,163
Wolverine World Wide, Inc.	46,945	1,309,766

		9,913,988

Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp.	41,332	547,236
Banc of California, Inc.	7,778	98,781
Bank Mutual Corp.	21,758	148,825
BankFinancial Corp.	9,899	89,982
BBX Capital Corp., Class A*	3,284	48,143
Beneficial Mutual Bancorp, Inc.*	15,059	178,901
Berkshire Hills Bancorp, Inc.	11,776	288,041
BofI Holding, Inc.*	5,661	468,448
Brookline Bancorp, Inc.	32,858	292,436
Capitol Federal Financial, Inc.	69,682	834,094
Charter Financial Corp.	10,685	114,864
Clifton Savings Bancorp, Inc.	4,126	52,235
Dime Community Bancshares, Inc.	14,903	243,515
Doral Financial Corp.*	3,018	37,695
ESB Financial Corp.	6,075	78,124
ESSA Bancorp, Inc.	4,174	47,083
Essent Group Ltd.*(a)	10,530	264,303
EverBank Financial Corp.	37,295	664,224
Federal Agricultural Mortgage Corp., Class C	4,893	149,922
First Defiance Financial Corp.	4,558	117,232
First Federal Bancshares of Arkansas, Inc.*	1,538	12,750
First Financial Northwest, Inc.	7,008	72,463
Flagstar Bancorp, Inc.*	9,407	196,324
Fox Chase Bancorp, Inc.(a)	5,738	98,177
Franklin Financial Corp.*	5,017	95,373
Hingham Institution for Savings	578	45,419
Home Bancorp, Inc.*	2,976	59,966
Home Loan Servicing Solutions Ltd.	33,321	683,747
HomeStreet, Inc.	6,081	109,093
Kearny Financial Corp.*	6,763	77,301
Meridian Interstate Bancorp, Inc.*	3,828	90,111
Meta Financial Group, Inc.	2,821	114,109
MGIC Investment Corp.*	151,645	1,287,466
NASB Financial, Inc.	2,003	53,480
Northfield Bancorp, Inc.	27,263	338,879
Northwest Bancshares, Inc.	43,894	617,150
OceanFirst Financial Corp.	6,514	115,689
Oritani Financial Corp.	21,273	334,837
PennyMac Financial Services, Inc., Class A*	6,054	102,797
Provident Financial Holdings, Inc.	4,269	64,248
Provident Financial Services, Inc.	27,929	483,730
Radian Group, Inc.(a)	80,857	1,203,152
Rockville Financial, Inc.	12,118	160,927
Sterling Bancorp	39,149	493,277
Stonegate Mortgage Corp.*(a)	3,739	56,646
Territorial Bancorp, Inc.	4,704	106,546
Tree.com, Inc.*	3,002	97,415
TrustCo Bank Corp. NY	44,327	289,455
United Community Financial Corp.*	22,702	80,138
United Financial Bancorp, Inc.	9,282	164,570
Walker & Dunlop, Inc.*	7,822	109,821
Waterstone Financial, Inc.*(a)	3,912	41,309
Westfield Financial, Inc.	8,800	65,648
WSFS Financial Corp.	3,654	262,357

		12,948,454

Tobacco 0.2%
Alliance One International, Inc.*	40,812	104,887
Universal Corp.	10,899	559,337
Vector Group Ltd.(a)	29,706	530,549

		1,194,773

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Trading Companies & Distributors 0.9%
Aceto Corp.	12,799	$272,875
Aircastle Ltd.	32,062	605,651
Applied Industrial Technologies, Inc.	19,708	996,042
Beacon Roofing Supply, Inc.*	22,803	861,725
BlueLinx Holdings, Inc.*	16,414	26,098
CAI International, Inc.*	7,979	165,086
DXP Enterprises, Inc.*	4,430	425,457
H&E Equipment Services, Inc.*	13,889	420,559
Houston Wire & Cable Co.	8,419	111,383
Kaman Corp.	12,632	489,616
Rush Enterprises, Inc., Class A*	16,196	447,658
TAL International Group, Inc.(a)	15,856	682,284
Textainer Group Holdings Ltd.(a)	9,965	361,630
Titan Machinery, Inc.*(a)	8,173	133,220
Watsco, Inc.	11,931	1,128,911

		7,128,195

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	19,251	430,260

Water Utilities 0.2%
American States Water Co.	18,041	512,364
Artesian Resources Corp., Class A	3,470	78,110
California Water Service Group	22,339	520,275
Connecticut Water Service, Inc.	5,090	171,533
Consolidated Water Co., Ltd.	6,890	88,605
Middlesex Water Co.	7,341	146,086
Pure Cycle Corp.*(a)	8,240	51,253
SJW Corp.	7,290	208,567
York Water Co. (The)	5,986	121,935

		1,898,728

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	8,935	54,057
Leap Wireless International, Inc.*	25,203	442,312
NII Holdings, Inc.*(a)	78,991	237,763
NTELOS Holdings Corp.	7,196	118,086
RingCentral, Inc., Class A*(a)	3,923	71,595
Shenandoah Telecommunications Co.	11,199	281,095
USA Mobility, Inc.	10,254	146,222

		1,351,130

Total Common Stocks (cost $542,781,439)		753,832,028

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16*(a)(b)	7,307	0

Total Warrant (cost $—)		0

Mutual Funds 3.1%

	Shares	Market Value
Equity Fund 0.0%†
Firsthand Technology Value Fund, Inc.	4,201	100,656

Money Market Fund 3.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (c)	24,638,451	24,638,451

Total Mutual Funds (cost $24,721,773)		24,739,107

Repurchase Agreements 9.6%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.03%, dated 01/31/14, due 02/03/14, repurchase price $22,000,055, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.75%, maturing 04/28/14 - 06/12/37; total market value $22,440,097. (d)	$22,000,000	$22,000,000
Credit Suisse (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14, repurchase price $2,778,896, collateralized by U.S. Government Agency Securities ranging from 1.63% - 5.00%, maturing 04/20/24 - 12/20/43; total market value $2,834,484. (d)	2,778,890	2,778,890
Goldman Sachs & Co., 0.04%, dated 01/07/14, due 02/07/14, repurchase price $30,001,033, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 9.00%, maturing 06/12/14 - 02/15/39; total market value $30,600,007. (d)	30,000,000	30,000,000
Goldman Sachs & Co., 0.01%, dated 01/29/14, due 02/05/14, repurchase price $20,000,039, collateralized by U.S. Government Treasury Securities ranging from 0.00% - 4.38%, maturing 07/15/19 - 02/15/43; total market value $20,400,000. (d)	20,000,000	20,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Repurchase Agreements (continued)

	Principal Amount	Market Value
Total Repurchase Agreements (cost $74,778,890)		$74,778,890

Total Investments (cost $642,282,102) (e) — 109.4%		853,350,025
Liabilities in excess of other assets — (9.4%)		(73,650,208)

NET ASSETS — 100.0%		$779,699,817

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $71,770,943.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of January 31, 2014.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2014 was $74,778,890.
(e)	At January 31, 2014, the tax basis cost of the Fund’s investments was $667,762,816, tax unrealized appreciation and depreciation were $216,914,527 and $(31,327,318), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

At January 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
227	Russell 2000 Mini Future	03/21/14	$25,612,410	$181,957

At January 31, 2014, the Fund has $1,008,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$13,469,890	$—	$—	$13,469,890
Air Freight & Logistics	3,432,977	—	—	3,432,977
Airlines	3,696,787	—	—	3,696,787
Auto Components	7,300,630	—	—	7,300,630
Automobiles	314,691	—	—	314,691
Beverages	1,131,339	—	—	1,131,339
Biotechnology	36,913,115	—	—	36,913,115
Building Products	5,772,366	—	—	5,772,366
Capital Markets	20,715,286	—	—	20,715,286
Chemicals	17,144,026	—	—	17,144,026
Commercial Banks	52,893,798	—	—	52,893,798
Commercial Services & Supplies	15,457,574	—	—	15,457,574
Communications Equipment	13,629,385	—	—	13,629,385
Computers & Peripherals	4,424,527	—	—	4,424,527
Construction & Engineering	6,569,369	—	—	6,569,369
Construction Materials	1,344,271	—	—	1,344,271
Consumer Finance	5,490,448	—	—	5,490,448
Containers & Packaging	1,858,428	—	—	1,858,428
Distributors	1,845,028	—	—	1,845,028
Diversified Consumer Services	8,807,132	—	—	8,807,132
Diversified Financial Services	2,405,396	—	—	2,405,396
Diversified Telecommunication Services	4,641,093	—	—	4,641,093
Electric Utilities	10,548,359	—	—	10,548,359
Electrical Equipment	11,843,816	—	—	11,843,816
Electronic Equipment, Instruments & Components	20,396,071	—	—	20,396,071
Energy Equipment & Services	13,006,908	—	—	13,006,908
Food & Staples Retailing	8,889,520	—	—	8,889,520
Food Products	12,480,756	—	—	12,480,756

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$6,471,197	$—	$—	$6,471,197
Health Care Equipment & Supplies	27,698,146	—	—	27,698,146
Health Care Providers & Services	19,596,760	—	—	19,596,760
Health Care Technology	7,268,824	—	—	7,268,824
Hotels, Restaurants & Leisure	20,473,706	—	—	20,473,706
Household Durables	8,793,652	—	—	8,793,652
Household Products	1,727,602	—	—	1,727,602
Independent Power Producers & Energy Traders	1,598,570	—	—	1,598,570
Industrial Conglomerates	636,350	—	—	636,350
Information Technology Services	16,197,599	—	—	16,197,599
Insurance	17,515,999	—	—	17,515,999
Internet & Catalog Retail	3,107,722	—	—	3,107,722
Internet Software & Services	23,246,541	—	—	23,246,541
Leisure Equipment & Products	3,911,019	—	—	3,911,019
Life Sciences Tools & Services	3,461,725	—	—	3,461,725
Machinery	24,668,102	—	—	24,668,102
Marine	581,299	—	—	581,299
Media	10,781,793	—	—	10,781,793
Metals & Mining	10,280,803	—	—	10,280,803
Multiline Retail	842,519	—	—	842,519
Multi-Utilities	2,749,366	—	—	2,749,366
Oil, Gas & Consumable Fuels	27,370,666	25,687	—	27,396,353
Paper & Forest Products	5,844,930	—	—	5,844,930
Personal Products	2,191,272	—	—	2,191,272
Pharmaceuticals	10,821,056	—	—	10,821,056
Professional Services	10,296,785	—	—	10,296,785
Real Estate Investment Trusts (REITs)	56,483,914	—	—	56,483,914
Real Estate Management & Development	3,182,294	—	—	3,182,294
Road & Rail	4,307,241	—	—	4,307,241
Semiconductors & Semiconductor Equipment	24,933,533	—	—	24,933,533
Software	32,654,837	—	—	32,654,837
Specialty Retail	22,822,005	—	—	22,822,005
Textiles, Apparel & Luxury Goods	9,913,988	—	—	9,913,988
Thrifts & Mortgage Finance	12,948,454	—	—	12,948,454
Tobacco	1,194,773	—	—	1,194,773
Trading Companies & Distributors	7,128,195	—	—	7,128,195
Transportation Infrastructure	430,260	—	—	430,260
Water Utilities	1,898,728	—	—	1,898,728
Wireless Telecommunication Services	1,351,130	—	—	1,351,130

Total Common Stocks	$753,806,341	$25,687	$—	$753,832,028

Futures Contracts	181,957	—	—	181,957
Mutual Funds	24,739,107	—	—	24,739,107
Repurchase Agreements	—	74,778,890	—	74,778,890
Warrant	—	—	—	—

Total	$778,727,405	$74,804,577	$—	$853,531,982

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2014, the Fund held 2 common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2014

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$181,957

Total		$181,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 93.7%

	Shares	Market Value
Biotechnology 3.8%
Incyte Corp., Ltd.*	34,567	$2,264,830

Chemicals 2.8%
Balchem Corp.	30,554	1,665,804

Commercial Services & Supplies 1.6%
EnerNOC, Inc.*(a)	42,925	961,520

Electronic Equipment, Instruments & Components 12.8%
Cognex Corp.*	61,970	2,444,716
Dolby Laboratories, Inc., Class A*(a)	6,641	272,215
DTS, Inc.*	10,328	214,099
FEI Co.	22,393	2,098,672
FLIR Systems, Inc.	30,831	977,959
Measurement Specialties, Inc.*	29,950	1,652,342

		7,660,003

Energy Equipment & Services 5.1%
CARBO Ceramics, Inc.(a)	13,915	1,601,895
Geospace Technologies Corp.*(a)	18,707	1,487,580

		3,089,475

Health Care Equipment & Supplies 12.1%
Abaxis, Inc.*(a)	42,001	1,603,178
Cantel Medical Corp.	54,455	1,726,223
Meridian Bioscience, Inc.	48,624	1,107,655
Neogen Corp.*	39,734	1,669,623
Quidel Corp.*	39,204	1,158,870

		7,265,549

Health Care Technology 8.1%
MedAssets, Inc.*	64,340	1,418,054
Medidata Solutions, Inc.*	34,188	2,157,263
Quality Systems, Inc.	24,542	451,818
Vocera Communications, Inc.*	46,647	814,923

		4,842,058

Internet Software & Services 3.1%
NIC, Inc.	85,654	1,862,118

Life Sciences Tools & Services 3.8%
Bruker Corp.*	20,513	417,440
Techne Corp.	20,460	1,859,200

		2,276,640

Machinery 3.3%
Dynamic Materials Corp.	23,233	507,177
Sun Hydraulics Corp.	39,582	1,446,722

		1,953,899

Semiconductors & Semiconductor Equipment 4.7%
Diodes, Inc.*	55,153	1,263,555
Hittite Microwave Corp.*	27,251	1,562,845

		2,826,400

Software 32.5%
Accelrys, Inc.*	86,155	1,083,830
ACI Worldwide, Inc.*	29,476	1,786,540
American Software, Inc., Class A	64,953	654,726
ANSYS, Inc.*	21,830	1,714,310
Blackbaud, Inc.	51,113	1,761,354
Concur Technologies, Inc.*	16,929	2,054,165
Manhattan Associates, Inc.*	76,112	2,566,497
Netscout Systems, Inc.*	69,223	2,444,956
Nuance Communications, Inc.*(a)	52,277	801,407
PROS Holdings, Inc.*	53,597	2,037,222
Rovi Corp.*	11,642	246,927
Tyler Technologies, Inc.*	21,687	2,286,894

		19,438,828

Total Common Stocks (cost $47,687,432)		56,107,124

Mutual Fund 6.4%

	Shares	Market Value
Money Market Fund 6.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (b)	3,809,074	3,809,074

Total Mutual Fund (cost $3,809,074)		3,809,074

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Company Growth Fund

Repurchase Agreement 6.1%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14, repurchase price $3,621,406, collateralized by U.S. Government Agency Securities ranging from 1.63% - 5.00%, maturing 04/20/24 -12/20/43; total market value $3,693,846. (c)	$3,621,397	$3,621,397

Total Repurchase Agreement (cost $3,621,397)		3,621,397

Total Investments (cost $55,117,903) (d) — 106.2%		63,537,595
Liabilities in excess of other assets — (6.2%)		(3,734,086)

NET ASSETS — 100.0%		$59,803,509

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $3,509,137.
(b)	Represents 7-day effective yield as of January 31, 2014.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2014 was $3,621,397.
(d)	At January 31, 2014, the tax basis cost of the Fund’s investments was $55,117,903, tax unrealized appreciation and depreciation were $9,396,880 and $(977,188), respectively.

LLC	Limited Liability Company
Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Small Company Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$56,107,124	$—	$—	$56,107,124
Mutual Fund	3,809,074	—	—	3,809,074
Repurchase Agreement	—	3,621,397	—	3,621,397

Total	$59,916,198	$3,621,397	$—	$63,537,595

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 85.7%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	324,933	$3,090,109

Total Alternative Assets (cost $3,151,559)		3,090,109

Equity Funds 40.2%
Nationwide International Index Fund, Institutional Class(a)	513,632	4,186,102
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	132,055	2,413,969
Nationwide S&P 500 Index Fund, Institutional Class(a)	331,997	4,538,404
Nationwide Small Cap Index Fund, Institutional Class(a)	79,194	1,205,331

Total Equity Funds (cost $10,753,374)		12,343,806

Fixed Income Funds 35.5%
Nationwide Bond Index Fund, Institutional Class(a)	726,749	8,074,182
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	299,690	2,814,090

Total Fixed Income Funds (cost $11,079,436)		10,888,272

Total Mutual Funds (cost $24,984,369)		26,322,187

Exchange Traded Funds 14.2%

	Shares	Market Value
Fixed Income Funds 14.2%
iShares 1-3 Year Credit Bond ETF	8,821	931,233
iShares iBoxx $ High Yield Corporate Bond ETF	6,613	616,662
iShares Intermediate Credit Bond ETF	25,738	2,803,640

Total Exchange Traded Funds (cost $4,319,253)		4,351,535

Total Investments (cost $29,303,622) (b) — 99.9%		30,673,722
Other assets in excess of liabilities — 0.1%		22,758

NET ASSETS — 100.0%		$30,696,480

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $29,776,108, tax unrealized appreciation and depreciation were $1,213,873 and $(316,259), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 87.8%

	Shares	Market Value
Alternative Assets 12.1%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	1,992,862	$18,952,119

Total Alternative Assets (cost $19,324,124)		18,952,119

Equity Funds 48.4%
Nationwide International Index Fund, Institutional Class(a)	3,198,531	26,068,024
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	765,833	13,999,426
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,051,412	28,042,804
Nationwide Small Cap Index Fund, Institutional Class(a)	503,999	7,670,867

Total Equity Funds (cost $62,270,961)		75,781,121

Fixed Income Funds 27.3%
Nationwide Bond Index Fund, Institutional Class(a)	3,133,532	34,813,536
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	852,284	8,002,943

Total Fixed Income Funds (cost $43,756,948)		42,816,479

Total Mutual Funds (cost $125,352,033)		137,549,719

Exchange Traded Funds 12.2%

	Shares	Market Value
Fixed Income Funds 12.2%
iShares 1-3 Year Credit Bond ETF	45,136	4,765,008
iShares iBoxx $ High Yield Corporate Bond ETF	34,053	3,175,442
iShares Intermediate Credit Bond ETF	102,494	11,164,671

Total Exchange Traded Funds (cost $18,960,226)		19,105,121

Total Investments (cost $144,312,259) (b) — 100.0%		156,654,840
Liabilities in excess of other assets — 0.0%†		(47,322)

NET ASSETS — 100.0%		$156,607,518

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $145,991,040, tax unrealized appreciation and depreciation were $12,123,483 and $(1,459,683), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 89.8%

	Shares	Market Value
Alternative Assets 16.1%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	4,117,786	$39,160,148

Total Alternative Assets (cost $40,284,558)		39,160,148

Equity Funds 55.4%
Nationwide International Index Fund, Institutional Class(a)	5,571,884	45,410,852
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,443,595	26,388,912
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,699,040	50,565,871
Nationwide Small Cap Index Fund, Institutional Class(a)	784,321	11,937,368

Total Equity Funds (cost $110,071,650)		134,303,003

Fixed Income Funds 18.3%
Nationwide Bond Index Fund, Institutional Class(a)	3,322,676	36,914,932
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	793,189	7,448,047

Total Fixed Income Funds (cost $45,668,318)		44,362,979

Total Mutual Funds (cost $196,024,526)		217,826,130

Exchange Traded Funds 10.2%

	Shares	Market Value
Fixed Income Funds 10.2%
iShares 1-3 Year Credit Bond ETF	70,083	7,398,663
iShares iBoxx $ High Yield Corporate Bond ETF	52,624	4,907,188
iShares Intermediate Credit Bond ETF	113,584	12,372,705

Total Exchange Traded Funds (cost $24,504,542)		24,678,556

Total Investments (cost $220,529,068) (b) — 100.0%		242,504,686
Liabilities in excess of other assets — 0.0%†		(85,356)

NET ASSETS — 100.0%		$242,419,330

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $222,790,023, tax unrealized appreciation and depreciation were $22,349,126 and $(2,634,463), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 94.9%

	Shares	Market Value
Alternative Assets 20.3%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	5,320,664	$50,599,516

Total Alternative Assets (cost $51,946,745)		50,599,516

Equity Funds 64.3%
Nationwide International Index Fund, Institutional Class(a)	6,289,292	51,257,730
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,759,171	32,157,647
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,346,166	59,412,085
Nationwide Small Cap Index Fund, Institutional Class(a)	1,127,749	17,164,344

Total Equity Funds (cost $132,061,531)		159,991,806

Fixed Income Funds 10.3%
Nationwide Bond Index Fund, Institutional Class(a)	1,843,440	20,480,613
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	545,531	5,122,536

Total Fixed Income Funds (cost $26,414,327)		25,603,149

Total Mutual Funds (cost $210,422,603)		236,194,471

Exchange Traded Funds 5.1%

	Shares	Market Value
Fixed Income Funds 5.1%
iShares 1-3 Year Credit Bond ETF	24,109	2,545,187
iShares iBoxx $ High Yield Corporate Bond ETF	27,053	2,522,692
iShares Intermediate Credit Bond ETF	70,307	7,658,542

Total Exchange Traded Funds (cost $12,638,786)		12,726,421

Total Investments (cost $223,061,389) (b) — 100.0%		248,920,892
Liabilities in excess of other assets — 0.0%†		(109,609)

NET ASSETS — 100.0%		$248,811,283

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $224,748,876, tax unrealized appreciation and depreciation were $26,451,123 and $(2,279,107), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 98.0%

	Shares	Market Value
Alternative Assets 20.4%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	5,605,954	$53,312,624

Total Alternative Assets (cost $54,341,328)		53,312,624

Equity Funds 72.4%
Nationwide International Index Fund, Institutional Class(a)	7,244,596	59,043,461
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,993,318	36,437,856
Nationwide S&P 500 Index Fund, Institutional Class(a)	5,147,495	70,366,254
Nationwide Small Cap Index Fund, Institutional Class(a)	1,527,011	23,241,103

Total Equity Funds (cost $154,193,563)		189,088,674

Fixed Income Funds 5.2%
Nationwide Bond Index Fund, Institutional Class(a)	727,588	8,083,504
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	573,465	5,384,841

Total Fixed Income Funds (cost $14,005,869)		13,468,345

Total Mutual Funds (cost $222,540,760)		255,869,643

Exchange Traded Fund 2.0%

	Shares	Market Value
Fixed Income Fund 2.0%
iShares Intermediate Credit Bond ETF	49,211	5,360,554

Total Exchange Traded Fund (cost $5,314,085)		5,360,554

Total Investments (cost $227,854,845) (b) — 100.0%		261,230,197
Liabilities in excess of other assets — 0.0%†		(116,472)

NET ASSETS — 100.0%		$261,113,725

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $230,241,661, tax unrealized appreciation and depreciation were $32,657,160 and $(1,668,624), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Destination 2030 Fund

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 20.2%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	3,631,905	$34,539,416

Total Alternative Assets (cost $35,000,363)		34,539,416

Equity Funds 77.8%
Nationwide International Index Fund, Institutional Class(a)	4,995,796	40,715,739
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,407,814	25,734,831
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,505,743	47,923,508
Nationwide Small Cap Index Fund, Institutional Class(a)	1,232,453	18,757,937

Total Equity Funds (cost $111,779,994)		133,132,015

Fixed Income Fund 2.1%
Nationwide Bond Index Fund, Institutional Class(a)	318,247	3,535,719

Total Fixed Income Fund (cost $3,665,155)		3,535,719

Total Mutual Funds (cost $150,445,512)		171,207,150

Total Investments (cost $150,445,512) (b) — 100.1%		171,207,150
Liabilities in excess of other assets — (0.1)%		(89,455)

NET ASSETS — 100.0%		$171,117,695

(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $151,595,062, tax unrealized appreciation and depreciation were $20,233,401 and $(621,313), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 16.3%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	2,327,674	$22,136,180

Total Alternative Assets (cost $22,391,699)		22,136,180

Equity Funds 81.7%
Nationwide International Index Fund, Institutional Class(a)	4,115,434	33,540,787
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,263,140	23,090,201
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,776,612	37,956,289
Nationwide Small Cap Index Fund, Institutional Class(a)	1,066,814	16,236,912

Total Equity Funds (cost $92,692,243)		110,824,189

Fixed Income Fund 2.1%
Nationwide Bond Index Fund, Institutional Class(a)	249,888	2,776,260

Total Fixed Income Fund (cost $2,894,419)		2,776,260

Total Mutual Funds (cost $117,978,361)		135,736,629

Total Investments (cost $117,978,361) (b) — 100.1%		135,736,629
Liabilities in excess of other assets — (0.1)%		(78,083)

NET ASSETS — 100.0%		$135,658,546

(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $118,900,751, tax unrealized appreciation and depreciation were $17,228,181 and $(392,303), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 12.2%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	1,024,022	$9,738,447

Total Alternative Assets (cost $9,852,920)		9,738,447

Equity Funds 87.9%
Nationwide International Index Fund, Institutional Class(a)	2,638,099	21,500,506
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	791,074	14,460,836
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,757,543	24,025,614
Nationwide Small Cap Index Fund, Institutional Class(a)	684,520	10,418,400

Total Equity Funds (cost $60,450,524)		70,405,356

Total Mutual Funds (cost $70,303,444)		80,143,803

Total Investments (cost $70,303,444) (b) — 100.1%		80,143,803
Liabilities in excess of other assets — (0.1)%		(46,232)

NET ASSETS — 100.0%		$80,097,571

(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $70,847,765, tax unrealized appreciation and depreciation were $9,416,699 and $(120,661), respectively.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Destination 2045 Fund

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 12.3%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	979,761	$9,317,526

Total Alternative Assets (cost $9,528,926)		9,317,526

Equity Funds 87.8%
Nationwide International Index Fund, Institutional Class (a)	2,492,508	20,313,943
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	747,682	13,667,636
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,663,287	22,737,133
Nationwide Small Cap Index Fund, Institutional Class (a)	646,459	9,839,107

Total Equity Funds (cost $58,301,582)		66,557,819

Total Mutual Funds (cost $67,830,508)		75,875,345

Total Investments (cost $67,830,508) (b) — 100.1%		75,875,345
Liabilities in excess of other assets — (0.1)%		(41,552)

NET ASSETS — 100.0%		$75,833,793

(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $68,222,007, tax unrealized appreciation and depreciation were $7,874,512 and $(221,174), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 12.1%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	170,884	$1,625,107

Total Alternative Assets (cost $1,655,048)		1,625,107

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class (a)	445,133	3,627,835
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	132,406	2,420,389
Nationwide S&P 500 Index Fund, Institutional Class (a)	294,903	4,031,321
Nationwide Small Cap Index Fund, Institutional Class (a)	114,645	1,744,898

Total Equity Funds (cost $10,678,364)		11,824,443

Total Mutual Funds (cost $12,333,412)		13,449,550

Total Investments (cost $12,333,412) (b) — 100.1%		13,449,550
Liabilities in excess of other assets — (0.1)%		(6,846)

NET ASSETS — 100.0%		$13,442,704

(a)	Investment in affiliate.
(b)	At January 31, 2014, the tax basis cost of the Fund’s investments was $12,350,689, tax unrealized appreciation and depreciation were $1,129,242 and $(30,381), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

At January 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended January 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.5%

	Shares	Market Value
Aerospace & Defense 2.2%
AAR Corp.	7,515	$200,275
Aerovironment, Inc.*	5,562	165,859
Alliant Techsystems, Inc.	1,445	207,646
Allied Defense Group, Inc. (The)*(a)(b)	400	0
American Science & Engineering, Inc.	86	5,882
Ascent Solar Technologies, Inc.*(c)	2,800	1,932
CPI Aerostructures, Inc.*	2,037	28,212
Curtiss-Wright Corp.	11,676	717,140
DigitalGlobe, Inc.*	14,495	553,419
Ducommun, Inc.*	2,494	71,079
Engility Holdings, Inc.*	5,302	203,120
Esterline Technologies Corp.*	4,536	466,981
Exelis, Inc.	854	16,730
Innovative Solutions & Support, Inc.*	1,501	10,207
Kratos Defense & Security Solutions, Inc.*	19,461	140,703
LMI Aerospace, Inc.*	1,878	25,916
Moog, Inc., Class A*	1,999	120,060
National Presto Industries, Inc.*(c)	200	15,218
Orbital Sciences Corp.*	14,597	356,897
SIFCO Industries, Inc.	425	12,635
Sparton Corp.*	1,053	29,347
Sypris Solutions, Inc.	157	469
Triumph Group, Inc.	1,259	86,141

		3,435,868

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	12,644	79,531
Atlas Air Worldwide Holdings, Inc.*	6,677	235,898
Pacer International, Inc.*	4,368	38,482
UTi Worldwide, Inc.	7,920	124,027

		477,938

Airlines 0.7%
Alaska Air Group, Inc.	3,432	271,368
Hawaiian Holdings, Inc.*(c)	17,790	180,747
JetBlue Airways Corp.*	49,412	432,849
Republic Airways Holdings, Inc.*	13,806	135,437
SkyWest, Inc.	8,410	109,414

		1,129,815

Auto Components 0.8%
Cooper Tire & Rubber Co.	8,201	191,903
Dorman Products, Inc.*	1,400	73,024
Federal-Mogul Corp.*	18,136	324,271
Fuel Systems Solutions, Inc.*	4,655	57,210
Modine Manufacturing Co.*	9,040	118,424
Motorcar Parts of America, Inc.*	2,200	44,286
Shiloh Industries, Inc.*	1,847	27,853
Spartan Motors, Inc.	7,133	41,015
Standard Motor Products, Inc.	5,949	194,592
Stoneridge, Inc.*	8,726	99,302
Strattec Security Corp.	300	16,425
Superior Industries International, Inc.	4,675	85,132

		1,273,437

Beverages 0.5%
Coca-Cola Bottling Co. Consolidated	840	57,355
Constellation Brands, Inc., Class A*	7,974	611,366
Craft Brew Alliance, Inc.*	2,481	37,513
MGP Ingredients, Inc.	4,229	23,302
Primo Water Corp.*(c)	4,800	13,632

		743,168

Biotechnology 0.2%
Arqule, Inc.*	2,846	6,517
Biota Pharmaceuticals, Inc.*	2,100	10,521
Celldex Therapeutics, Inc.*	1,810	46,662
Codexis, Inc.*(c)	1,324	2,489
Emergent Biosolutions, Inc.*	8,785	210,225
Enzon Pharmaceuticals, Inc.	2,902	2,612
Harvard Apparatus Regenerative Technology, Inc.*	2,218	9,072
Maxygen, Inc.*(a)(c)	2,900	87
MediciNova, Inc.*	1,469	3,393
Repligen Corp.*	2,489	38,530
Targacept, Inc.*	9,300	41,013

		371,121

Building Products 1.0%
Apogee Enterprises, Inc.	4,178	141,216
Builders FirstSource, Inc.*	1,000	8,050
Gibraltar Industries, Inc.*	5,968	106,589
Griffon Corp.	13,926	174,911
Insteel Industries, Inc.	3,880	72,284
Owens Corning, Inc.*	13,301	507,433
Quanex Building Products Corp.	11,782	223,269
Simpson Manufacturing Co., Inc.	5,368	174,997
Universal Forest Products, Inc.	2,109	110,828

		1,519,577

Capital Markets 2.0%
American Capital Ltd.*	63,170	986,084
Calamos Asset Management, Inc., Class A	4,093	46,947
Capital Southwest Corp.	2,433	83,136
Cowen Group, Inc., Class A*	35,110	143,249
E*TRADE Financial Corp.*	15,527	310,850
GFI Group, Inc.	17,572	66,774
Harris & Harris Group, Inc.*	5,889	17,726
ICG Group, Inc.*	4,315	81,942
INTL. FCStone, Inc.*	1,664	29,353
Investment Technology Group, Inc.*	1,497	24,700
Janus Capital Group, Inc.	36,073	396,442
JMP Group, Inc.	3,774	28,079
Legg Mason, Inc.	16,867	714,317
Manning & Napier, Inc.	868	14,539
MCG Capital Corp.	8,170	36,520
Medallion Financial Corp.(c)	3,152	42,016
Oppenheimer Holdings, Inc., Class A	1,226	28,786
Piper Jaffray Cos.*	700	27,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Safeguard Scientifics, Inc.*	3,366	$61,699
SWS Group, Inc.*	3,400	26,112

		3,166,767

Chemicals 2.4%
A. Schulman, Inc.	5,552	188,601
American Pacific Corp.*	681	31,619
American Vanguard Corp.	3,565	82,851
Arabian American Development Co.*	100	1,140
Axiall Corp.	5,601	223,480
Cabot Corp.	7,797	379,480
Chase Corp.	918	29,027
Chemtura Corp.*	9,364	234,849
Core Molding Technologies, Inc.*	1,940	23,765
Cytec Industries, Inc.	1,392	125,238
Ferro Corp.*	11,138	140,116
FutureFuel Corp.	4,447	72,753
H.B. Fuller Co.	3,727	173,604
Hawkins, Inc.	300	10,563
Innospec, Inc.	309	13,238
KMG Chemicals, Inc.	1,276	19,982
Kraton Performance Polymers, Inc.*	4,878	121,999
Landec Corp.*	5,776	62,092
LSB Industries, Inc.*	966	31,984
Minerals Technologies, Inc.	4,564	235,867
Northern Technologies International Corp.*	600	11,052
Olin Corp.(c)	16,972	436,350
OM Group, Inc.*	5,533	178,937
OMNOVA Solutions, Inc.*	4,209	38,049
Penford Corp.*	1,600	19,808
PolyOne Corp.	5,792	205,964
Sensient Technologies Corp.	5,500	269,060
Tronox Ltd., Class A	4,920	108,043
Westlake Chemical Corp.	1,248	151,682
Zoltek Cos., Inc.*	8,468	141,416

		3,762,609

Commercial Banks 8.3%
1st Source Corp.	3,845	113,312
1st United Bancorp, Inc.	3,129	22,717
Access National Corp.	576	9,458
American National Bankshares, Inc.	1,325	30,806
Ameris Bancorp*	2,980	61,001
AmeriServ Financial, Inc.	1,800	5,868
Arrow Financial Corp.	415	10,346
Associated Banc-Corp.	22,043	363,048
Bancfirst Corp.	636	34,363
Bancorp, Inc. (The)*	4,545	86,582
BancorpSouth, Inc.	8,554	201,618
Bank of Commerce Holdings	1,636	10,290
Bank of Kentucky Financial Corp. (The)	171	6,144
Banner Corp.	3,228	118,887
Bar Harbor Bankshares	283	10,779
BBCN Bancorp, Inc.	8,440	127,022
BCB Bancorp, Inc.	221	2,818
Boston Private Financial Holdings, Inc.	7,814	96,034
Bridge Bancorp, Inc.	111	2,731
Bryn Mawr Bank Corp.	845	23,550
C&F Financial Corp.	177	6,246
Camden National Corp.	1,018	35,986
Capital Bank Financial Corp., Class A*	114	2,628
Capital City Bank Group, Inc.*	2,100	26,796
CapitalSource, Inc.	20,213	277,524
Cardinal Financial Corp.	3,473	59,215
Cathay General Bancorp	13,982	328,577
Center Bancorp, Inc.	1,488	26,412
Centerstate Banks, Inc.	4,190	46,090
Central Pacific Financial Corp.	1,133	20,791
Century Bancorp, Inc., Class A	138	4,680
Chemical Financial Corp.	1,317	38,035
City Holding Co.	1,411	62,959
CoBiz Financial, Inc.	5,513	58,217
Columbia Banking System, Inc.	3,034	79,218
Community Bank System, Inc.	4,100	145,960
Community Bankers Trust Corp.*	300	1,194
Community Trust Bancorp, Inc.	2,313	93,723
CVB Financial Corp.	7,379	110,095
East West Bancorp, Inc.	231	7,729
Enterprise Bancorp, Inc.	332	6,866
Enterprise Financial Services Corp.	1,963	36,551
Fidelity Southern Corp.	1,343	18,914
Financial Institutions, Inc.	1,239	25,870
First Bancorp	2,007	34,581
First Bancorp, Inc.	939	15,954
First BanCorp, Puerto Rico*	10,570	51,687
First Busey Corp.	7,454	40,997
First Citizens Bancshares, Inc., Class A	100	22,124
First Commonwealth Financial Corp.	30,302	248,779
First Community Bancshares, Inc.	4,898	79,299
First Connecticut Bancorp, Inc.	935	14,408
First Financial Bancorp	3,773	62,556
First Financial Corp.	2,217	71,321
First Financial Holdings, Inc.	1,239	76,260
First Interstate BancSystem, Inc.	885	22,709
First Merchants Corp.	7,005	147,735
First Midwest Bancorp, Inc.	8,912	142,325
First Niagara Financial Group, Inc.	42,634	368,358
First South Bancorp, Inc.	1,350	10,935
FirstMerit Corp.	9,372	190,720
Flushing Financial Corp.	3,341	68,624
FNB Corp.	12,066	142,861
Fulton Financial Corp.	12,574	155,289
German American Bancorp, Inc.	805	21,703
Glacier Bancorp, Inc.	5,383	142,273
Great Southern Bancorp, Inc.	1,161	32,102
Guaranty Bancorp(c)	1,040	13,478
Hancock Holding Co.	1,913	66,190
Hanmi Financial Corp.	5,805	125,214
Heartland Financial USA, Inc.	1,847	46,526
Heritage Commerce Corp.	4,960	39,730
Heritage Financial Corp.	100	1,703
Home Federal Bancorp, Inc.	2,100	30,450
Horizon Bancorp	587	13,067
Hudson Valley Holding Corp.(c)	1,861	33,461
IBERIABANK Corp.	6,833	449,885
Independent Bank Corp.*	380	5,035

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Independent Bank Corp.	2,048	$74,056
International Bancshares Corp.	14,074	329,472
Intervest Bancshares Corp.*	2,354	17,608
Lakeland Bancorp, Inc.	4,466	50,332
Lakeland Financial Corp.	1,114	40,806
LNB Bancorp, Inc.	1,100	11,011
Macatawa Bank Corp.*(c)	3,062	16,229
MainSource Financial Group, Inc.	4,606	75,124
MB Financial, Inc.	8,210	230,701
MBT Financial Corp.*	2,200	11,902
Mercantile Bank Corp.	1,351	27,033
Merchants Bancshares, Inc.	662	19,728
Metro Bancorp, Inc.*	1,907	37,892
MidSouth Bancorp, Inc.	770	11,943
MidWestOne Financial Group, Inc.	67	1,647
National Penn Bancshares, Inc.	13,300	138,054
NBT Bancorp, Inc.	647	15,554
NewBridge Bancorp*	2,450	17,125
North Valley Bancorp*	78	1,823
Northrim BanCorp, Inc.	444	10,665
OFG Bancorp	11,383	165,964
Old National Bancorp	6,911	96,754
Old Second Bancorp, Inc.*(c)	1,500	6,990
OmniAmerican Bancorp, Inc.*	1,963	44,010
Pacific Continental Corp.	1,758	24,788
Pacific Mercantile Bancorp*	1,000	6,260
Pacific Premier Bancorp, Inc.*	1,418	22,504
PacWest Bancorp(c)	1,751	70,233
Park National Corp.(c)	600	46,980
Park Sterling Corp.	4,473	30,193
Peapack Gladstone Financial Corp.	1,492	27,602
Peoples Bancorp, Inc.	2,725	61,449
Pinnacle Financial Partners, Inc.	6,100	199,104
Popular, Inc.*	8,323	219,727
Preferred Bank, Los Angeles*	1,261	27,149
PrivateBancorp, Inc.	12,137	346,997
Renasant Corp.	5,104	146,944
Republic Bancorp, Inc., Class A	3,383	78,113
Republic First Bancorp, Inc.*	1,723	5,496
S&T Bancorp, Inc.	2,638	61,703
Sandy Spring Bancorp, Inc.	3,659	91,365
Seacoast Banking Corp. of Florida*	1,513	16,870
Sierra Bancorp	1,950	30,907
Simmons First National Corp., Class A	1,967	67,921
Southern Community Financial Corp.*(a)	1,400	308
Southside Bancshares, Inc.	1,284	34,219
Southwest Bancorp, Inc.	3,100	54,095
Suffolk Bancorp*	3,029	58,399
Sun Bancorp, Inc.*	7,969	25,262
Susquehanna Bancshares, Inc.	59,329	642,533
SY Bancorp, Inc.	1,200	35,508
Synovus Financial Corp.	138,715	464,695
Taylor Capital Group, Inc.*	1,119	24,987
Tompkins Financial Corp.	1,730	81,137
TowneBank(c)	2,102	31,614
TriCo Bancshares	1,149	28,449
Trustmark Corp.	5,620	133,531
Umpqua Holdings Corp.(c)	26,006	456,665
Union First Market Bankshares Corp.	7,719	178,077
United Bankshares, Inc.	200	5,978
United Community Banks, Inc.*	1,585	26,438
United Security Bancshares*	277	1,381
Univest Corp. of Pennsylvania	1,509	28,339
ViewPoint Financial Group, Inc.	3,427	84,373
Virginia Commerce Bancorp, Inc.*	2,526	41,073
Washington Banking Co.	1,359	24,177
Washington Trust Bancorp, Inc.	1,499	49,377
Webster Financial Corp.	10,981	333,164
WesBanco, Inc.	4,836	138,116
West Bancorporation, Inc.	1,619	23,945
Western Alliance Bancorp*	13,239	296,818
Wilshire Bancorp, Inc.	11,339	112,936
Wintrust Financial Corp.	10,763	471,742
Yadkin Financial Corp.*	666	12,454
Zions Bancorporation	9,581	275,454

		13,055,961

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	14,604	389,343
ACCO Brands Corp.*	9,359	54,376
Acme United Corp.	200	2,912
Acorn Energy, Inc.(c)	1,419	4,924
AMREP Corp.*	216	1,555
ARC Document Solutions, Inc.*	7,416	56,213
Consolidated Graphics, Inc.*	2,861	185,507
Courier Corp.	2,636	41,622
Covanta Holding Corp.	5,910	106,380
EnerNOC, Inc.*	4,864	108,954
Ennis, Inc.	3,361	48,634
Fuel Tech, Inc.*	2,542	16,828
G&K Services, Inc., Class A	1,400	78,246
Intersections, Inc.	2,600	19,240
Kimball International, Inc., Class B	9,688	144,061
McGrath RentCorp(c)	4,030	147,579
Metalico, Inc.*	10,596	19,179
Mobile Mini, Inc.*	12,354	477,729
Multi-Color Corp.	2,611	93,892
NL Industries, Inc.(c)	3,031	33,462
Quad/Graphics, Inc.	2,723	62,438
RR Donnelley & Sons Co.(c)	3,196	59,030
Schawk, Inc.	3,031	36,614
SP Plus Corp.*	1,553	39,229
Standard Register Co.(The)*	705	4,942
Steelcase, Inc., Class A	6,957	102,755
Tetra Tech, Inc.*	12,588	371,472
UniFirst Corp.	2,352	248,842
United Stationers, Inc.	4,178	173,094
Versar, Inc.*	2,487	12,161
Viad Corp.	6,406	168,414
Virco Manufacturing Corp.*	1,500	3,990

		3,313,617

Communications Equipment 2.1%
Anaren, Inc.*	2,904	81,167
ARRIS Group, Inc.*	23,625	611,888
Aviat Networks, Inc.*	7,678	14,588
Aware, Inc.*	1,965	12,773
Bel Fuse, Inc., Class B	2,019	38,704

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Black Box Corp.	2,600	$71,266
Brocade Communications Systems, Inc.*	39,721	370,994
Calix, Inc.*	7,095	56,263
Communications Systems, Inc.	2,369	28,262
Comtech Telecommunications Corp.	3,510	106,774
Digi International, Inc.*	7,072	72,842
EchoStar Corp., Class A*	4,067	191,271
EMCORE Corp.*	3,875	18,871
Emulex Corp.*	30,281	222,868
Extreme Networks, Inc.*	15,787	115,561
Finisar Corp.*	9,668	229,228
Harmonic, Inc.*	33,768	221,518
Infinera Corp.*(c)	11,300	98,536
KVH Industries, Inc.*	4,039	53,234
NETGEAR, Inc.*	2,095	66,851
Oclaro, Inc.*(c)	16,707	44,608
Oplink Communications, Inc.*	5,391	91,270
Optical Cable Corp.	300	1,176
PC-Tel, Inc.	1,200	9,852
Performance Technologies, Inc.*	1,121	4,170
Polycom, Inc.*	14,750	175,968
Relm Wireless Corp.*	2,881	9,680
ShoreTel, Inc.*	6,179	47,578
Sonus Networks, Inc.*	21,433	64,299
TESSCO Technologies, Inc.	1,910	63,584
UTStarcom Holdings Corp.*	1,801	4,845
Westell Technologies, Inc., Class A*	14,436	54,135

		3,254,624

Computers & Peripherals 1.1%
Astro-Med, Inc.	765	10,396
Avid Technology, Inc.*	8,155	56,596
Cray, Inc.*	402	11,855
Datalink Corp.*	3,720	54,052
Electronics For Imaging, Inc.*	8,400	355,908
Hutchinson Technology, Inc.*	4,426	16,819
Imation Corp.*	6,274	30,178
Intevac, Inc.*	4,194	31,119
Lexmark International, Inc., Class A	14,366	563,003
Novatel Wireless, Inc.*	6,524	17,419
QLogic Corp.*	19,088	220,848
Qumu Corp.*	1,801	27,141
Super Micro Computer, Inc.*	10,176	209,219
Transact Technologies, Inc.	1,096	13,020
Xyratex Ltd.	7,313	96,605

		1,714,178

Construction & Engineering 2.0%
AECOM Technology Corp.*	6,285	180,191
Aegion Corp.*	10,690	219,359
Ameresco, Inc., Class A*	4,900	48,314
Argan, Inc.	134	3,807
Comfort Systems USA, Inc.	4,488	76,475
Dycom Industries, Inc.*	6,300	175,329
EMCOR Group, Inc.	8,944	380,209
Furmanite Corp.*	3,051	35,636
Goldfield Corp.(The)*	3,969	7,938
Granite Construction, Inc.	8,957	298,179
Great Lakes Dredge & Dock Corp.*	18,191	136,978
Integrated Electrical Services, Inc.*	1,200	7,320
Layne Christensen Co.*(c)	5,803	98,419
MasTec, Inc.*	5,669	203,744
MYR Group, Inc.*	5,695	142,774
Northwest Pipe Co.*	2,416	84,753
Orion Marine Group, Inc.*	7,050	78,960
Pike Corp.*	9,472	99,835
Sterling Construction Co., Inc.*	3,017	32,644
Tutor Perini Corp.*	12,868	290,817
UniTek Global Services, Inc.*	1,000	1,610
URS Corp.	9,861	495,022

		3,098,313

Construction Materials 0.2%
Headwaters, Inc.*	2,909	32,348
Texas Industries, Inc.*	3,959	297,796
United States Lime & Minerals, Inc.*	357	19,474

		349,618

Consumer Finance 0.2%
Asta Funding, Inc.*	2,269	18,606
Atlanticus Holdings Corp.*	1,995	5,885
Cash America International, Inc.(c)	5,300	194,669
Encore Capital Group, Inc.*	286	13,611
First Marblehead Corp. (The)*	1,274	7,593
Imperial Holdings, Inc.*	2,381	14,714
Nelnet, Inc., Class A	3,500	130,375
QC Holdings, Inc.	37	92

		385,545

Containers & Packaging 0.1%
Graphic Packaging Holding Co.*	1,500	14,250
Myers Industries, Inc.	4,875	93,356

		107,606

Distributors 0.2%
Core-Mark Holding Co., Inc.	2,478	187,461
VOXX International Corp.*	7,308	97,416
Weyco Group, Inc.	618	16,327

		301,204

Diversified Consumer Services 0.9%
Ascent Capital Group, Inc., Class A*	1,498	107,182
Bridgepoint Education, Inc.*	8,834	153,535
Cambium Learning Group, Inc.*	300	570
Career Education Corp.*	20,336	110,628
Carriage Services, Inc.	1,715	36,701
Corinthian Colleges, Inc.*(c)	29,166	42,874
DeVry Education Group, Inc.	15,327	553,918
K12, Inc.*	1,800	39,510
Lincoln Educational Services Corp.	2,317	10,125
Matthews International Corp., Class A	1,057	44,943
Regis Corp.	10,909	134,508

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Consumer Services (continued)
Service Corp. International	7,120	$126,024

		1,360,518

Diversified Financial Services 0.4%
Gain Capital Holdings, Inc.	1,191	10,588
Interactive Brokers Group, Inc., Class A	3,410	72,292
Marlin Business Services Corp.	1,601	40,617
MicroFinancial, Inc.	1,653	12,712
NewStar Financial, Inc.*	6,586	103,598
PHH Corp.*	9,292	225,517
PICO Holdings, Inc.*	6,104	143,871
Resource America, Inc., Class A	2,032	17,841

		627,036

Diversified Telecommunication Services 1.1%
Atlantic Tele-Network, Inc.	526	30,640
Cbeyond, Inc.*	9,288	67,431
Frontier Communications Corp.(c)	116,111	545,722
General Communication, Inc., Class A*	11,580	112,673
Hawaiian Telcom Holdco, Inc.*(c)	2,026	54,986
HickoryTech Corp.	1,535	21,966
Inteliquent, Inc.	5,607	65,041
Iridium Communications, Inc.*(c)	7,904	50,111
ORBCOMM, Inc.*	9,386	64,763
Premiere Global Services, Inc.*	7,626	83,123
PTGi Holding, Inc.	4,503	16,541
Vonage Holdings Corp.*	27,199	125,387
Windstream Holdings, Inc.(c)	67,164	502,387

		1,740,771

Electrical Equipment 1.2%
Allied Motion Technologies, Inc.(c)	738	8,354
American Superconductor Corp.*(c)	6,222	9,333
AZZ, Inc.	1,771	74,045
Brady Corp., Class A	4,000	109,440
Encore Wire Corp.	3,906	199,558
EnerSys, Inc.	7,700	524,062
Espey Manufacturing & Electronics Corp.	333	10,406
General Cable Corp.	1,284	36,632
Global Power Equipment Group, Inc.	1,629	29,012
GrafTech International Ltd.*(c)	20,296	208,034
II-VI, Inc.*	1,091	16,660
LSI Industries, Inc.	4,939	41,685
Ocean Power Technologies, Inc.*(c)	3,200	7,424
Orion Energy Systems, Inc.*	7,391	48,707
Powell Industries, Inc.	1,095	67,244
PowerSecure International, Inc.*	3,210	61,953
Preformed Line Products Co.	281	18,962
Regal-Beloit Corp.	3,888	288,062
SL Industries, Inc.*	580	15,092
Ultralife Corp.*	3,374	14,036
Vicor Corp.*	3,400	35,122

		1,823,823

Electronic Equipment, Instruments & Components 4.3%
Aeroflex Holding Corp.*	5,999	41,333
Agilysys, Inc.*	3,840	50,304
Arrow Electronics, Inc.*	6,550	336,539
AVX Corp.	16,821	217,327
Benchmark Electronics, Inc.*	5,200	118,196
Checkpoint Systems, Inc.*	8,356	111,469
Coherent, Inc.*	913	61,025
CTS Corp.	6,185	115,598
Daktronics, Inc.	1,137	16,612
DTS, Inc.*	1,013	20,999
Echelon Corp.*	5,059	20,540
Electro Rent Corp.	5,979	100,567
Electro Scientific Industries, Inc.	5,246	56,867
Fabrinet*	2,096	38,713
FARO Technologies, Inc.*	2,027	104,836
Frequency Electronics, Inc.*	900	10,881
GSI Group, Inc.*	4,207	45,394
ID Systems, Inc.*	1,945	11,767
Identive Group, Inc.*	4,603	4,506
IEC Electronics Corp.*	1,140	4,503
Ingram Micro, Inc., Class A*	31,600	790,632
Insight Enterprises, Inc.*	8,590	181,249
Iteris, Inc.*	1,700	3,842
Itron, Inc.*	4,285	173,028
Jabil Circuit, Inc.	10,486	188,433
KEMET Corp.*	11,864	65,489
Key Tronic Corp.*	2,680	28,140
LoJack Corp.*	1,025	4,059
Maxwell Technologies, Inc.*	6,731	54,925
Measurement Specialties, Inc.*	1,796	99,085
Mercury Systems, Inc.*	8,683	92,908
Methode Electronics, Inc.	9,675	325,661
Multi-Fineline Electronix, Inc.*	2,600	35,880
NAPCO Security Technologies, Inc.*	1,850	13,487
Newport Corp.*	7,821	141,873
PAR Technology Corp.*	1,700	9,197
Park Electrochemical Corp.	1,601	48,302
PC Connection, Inc.	1,900	38,874
PCM, Inc.*	3,273	32,730
Perceptron, Inc.	1,480	22,807
Planar Systems, Inc.*	1,900	4,769
Plexus Corp.*	5,596	218,804
Radisys Corp.*	5,568	15,757
RF Industries Ltd.	443	2,933
Richardson Electronics Ltd.	2,700	31,131
Rofin-Sinar Technologies, Inc.*	6,775	156,503
Rogers Corp.*	2,587	157,031
Sanmina Corp.*	20,073	335,621
ScanSource, Inc.*	5,879	220,698

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
SMTC Corp.*	2,189	$4,728
SYNNEX Corp.*	11,003	617,818
Tech Data Corp.*	9,257	499,137
TTM Technologies, Inc.*	17,747	142,153
Viasystems Group, Inc.*	4,420	57,725
Vicon Industries, Inc.*	371	1,521
Vishay Intertechnology, Inc.*	30,628	415,928
Vishay Precision Group, Inc.*	2,246	31,983
Wayside Technology Group, Inc.	200	2,822
Wireless Telecom Group, Inc.*	5,122	17,415
Zygo Corp.*	2,990	41,950

		6,815,004

Energy Equipment & Services 4.7%
Atwood Oceanics, Inc.*	4,435	210,219
Basic Energy Services, Inc.*	11,347	194,374
Bolt Technology Corp.	934	20,240
Bristow Group, Inc.	5,890	422,843
C&J Energy Services, Inc.*(c)	6,638	155,196
Cal Dive International, Inc.*(c)	13,404	21,983
Dawson Geophysical Co.*	2,765	89,503
ENGlobal Corp.*	1,900	2,888
Era Group, Inc.*	6,356	186,167
Exterran Holdings, Inc.*	14,869	516,549
Forbes Energy Services Ltd.*	800	2,592
Global Geophysical Services, Inc.*(c)	10,786	15,963
Gulf Island Fabrication, Inc.	3,273	66,311
GulfMark Offshore, Inc., Class A	7,466	317,753
Helix Energy Solutions Group, Inc.*	17,687	360,638
Hercules Offshore, Inc.*	30,067	149,734
Hornbeck Offshore Services, Inc.*	6,751	288,335
Key Energy Services, Inc.*	23,625	172,226
Matrix Service Co.*	6,030	158,468
Mitcham Industries, Inc.*	4,242	64,054
Nabors Industries Ltd.	10,515	179,596
Natural Gas Services Group, Inc.*	3,681	106,381
Newpark Resources, Inc.*	19,360	219,930
Nuverra Environmental Solutions, Inc.*(c)	150	2,169
Pacific Drilling SA*	7,367	74,038
Parker Drilling Co.*	32,999	245,513
Patterson-UTI Energy, Inc.	15,079	387,380
PHI, Inc., Non-Voting Shares*	2,915	107,359
Pioneer Energy Services Corp.*	10,270	86,063
Rowan Cos. PLC, Class A*	13,125	411,731
SEACOR Holdings, Inc.*	4,636	390,258
Steel Excel, Inc.*	1,070	31,565
Superior Energy Services, Inc.	14,768	349,116
Tesco Corp.*	9,448	199,542
TETRA Technologies, Inc.*	22,243	229,548
TGC Industries, Inc.*	2,083	13,560
Tidewater, Inc.	6,880	356,728
Unit Corp.*	10,135	506,446
Willbros Group, Inc.*	13,279	110,880

		7,423,839

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	4,878	403,606
Ingles Markets, Inc., Class A	3,941	107,116
Pantry, Inc. (The)*	6,928	101,218
Spartan Stores, Inc.	9,804	221,472
Susser Holdings Corp.*(c)	2,444	149,035
Village Super Market, Inc., Class A	817	23,726
Weis Markets, Inc.	3,145	154,797

		1,160,970

Food Products 1.7%
Boulder Brands, Inc.*	12,808	183,667
Cal-Maine Foods, Inc.	2,864	144,288
Chiquita Brands International, Inc.*	13,073	138,312
Dean Foods Co.*	19,750	312,050
Diamond Foods, Inc.*(c)	3,591	94,659
Farmer Bros. Co.*	786	17,001
Fresh Del Monte Produce, Inc.	14,882	393,778
Griffin Land & Nurseries, Inc.	186	5,692
John B. Sanfilippo & Son, Inc.	300	6,945
Omega Protein Corp.*	4,957	50,214
Pilgrim’s Pride Corp.*	1,500	25,095
Post Holdings, Inc.*	7,965	426,366
Sanderson Farms, Inc.	2,842	211,303
Seaboard Corp.*	78	198,900
Seneca Foods Corp., Class A*	1,711	49,739
Snyders-Lance, Inc.	4,109	109,751
Tootsie Roll Industries, Inc.(c)	900	27,306
TreeHouse Foods, Inc.*	5,031	331,241

		2,726,307

Gas Utilities 0.4%
UGI Corp.	15,383	667,468

Health Care Equipment & Supplies 2.4%
Alere, Inc.*	15,935	603,936
Alphatec Holdings, Inc.*	4,920	10,676
Analogic Corp.	1,302	124,536
AngioDynamics, Inc.*	8,170	129,985
Anika Therapeutics, Inc.*	2,200	73,194
Baxano Surgical, Inc.*(c)	3,431	4,392
Cantel Medical Corp.	841	26,660
CONMED Corp.	2,200	92,290
CryoLife, Inc.	3,416	36,859
Cutera, Inc.*	2,161	20,529
Cynosure, Inc., Class A*	4,639	124,464
Digirad Corp.	1,500	5,250
Exactech, Inc.*	2,345	52,247
Greatbatch, Inc.*	2,535	107,763
ICU Medical, Inc.*	854	55,092
Integra LifeSciences Holdings Corp.*	3,348	155,548
Invacare Corp.	10,801	217,964
Kewaunee Scientific Corp.	92	1,527
LeMaitre Vascular, Inc.	1,044	8,321
Medical Action Industries, Inc.*	4,203	31,186
Merit Medical Systems, Inc.*	10,350	148,729
Misonix, Inc.*	600	3,078
Natus Medical, Inc.*	9,285	240,389

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
NuVasive, Inc.*	7,165	$268,258
Orthofix International NV*	327	6,720
RTI Surgical, Inc.*	13,204	40,932
SurModics, Inc.*	163	3,974
Symmetry Medical, Inc.*	10,512	102,177
Teleflex, Inc.	4,651	435,520
Tornier NV*	6,122	111,359
West Pharmaceutical Services, Inc.	3,470	164,651
Wright Medical Group, Inc.*	11,712	356,162

		3,764,368

Health Care Providers & Services 2.9%
Addus HomeCare Corp.*	1,031	24,373
Almost Family, Inc.*	1,742	52,974
Amedisys, Inc.*	10,347	156,136
AMN Healthcare Services, Inc.*	6,873	103,851
Amsurg Corp.*	6,879	287,198
BioScrip, Inc.*	10,685	90,929
BioTelemetry, Inc.*	5,964	43,478
Capital Senior Living Corp.*	2,539	57,051
Chindex International, Inc.*	2,600	42,796
Community Health Systems, Inc.*	10,775	446,193
Cross Country Healthcare, Inc.*	10,560	114,048
Ensign Group, Inc. (The)	303	12,702
ExamWorks Group, Inc.*	2,465	75,897
Five Star Quality Care, Inc.*	11,300	61,359
Hanger, Inc.*	5,565	188,153
Health Net, Inc.*	7,964	261,936
Healthways, Inc.*	6,807	104,215
Kindred Healthcare, Inc.	14,154	268,077
LHC Group, Inc.*	4,529	103,895
LifePoint Hospitals, Inc.*	7,780	412,418
Magellan Health Services, Inc.*	6,611	395,536
MedCath Corp.*(a)	2,115	2,898
Molina Healthcare, Inc.*	3,418	123,048
National HealthCare Corp.	1,100	57,200
PDI, Inc.*	1,600	9,264
PharMerica Corp.*	9,446	229,916
Providence Service Corp. (The)*	912	24,068
Select Medical Holdings Corp.	21,613	233,420
SunLink Health Systems, Inc.*	700	840
Triple-S Management Corp., Class B*	6,848	122,168
Universal American Corp.	21,648	152,618
VCA Antech, Inc.*	10,575	337,766

		4,596,421

Health Care Technology 0.2%
Arrhythmia Research Technology, Inc.*	200	890
MedAssets, Inc.*	8,062	177,686
Omnicell, Inc.*	5,297	136,769

		315,345

Hotels, Restaurants & Leisure 2.1%
Ambassadors Group, Inc.	201	999
Ark Restaurants Corp.	318	6,929
Biglari Holdings, Inc.*	426	186,145
Bob Evans Farms, Inc.	4,181	210,095
Boyd Gaming Corp.*	13,332	140,786
Caesars Acquisition Co., Class A*	2,916	38,579
Caesars Entertainment Corp.*(c)	8,596	189,198
Carrols Restaurant Group, Inc.*(c)	3,971	24,183
Churchill Downs, Inc.	1,471	131,081
DineEquity, Inc.	2,973	231,329
Dover Downs Gaming & Entertainment, Inc.*	1,000	1,580
Dover Motorsports, Inc.	1,000	2,330
Frisch’s Restaurants, Inc.	373	9,400
Full House Resorts, Inc.*	4,053	9,849
Gaming Partners International Corp.*	341	2,786
International Speedway Corp., Class A	6,532	219,279
Isle of Capri Casinos, Inc.*	9,792	93,612
Life Time Fitness, Inc.*(c)	528	21,732
Luby’s, Inc.*	3,390	22,137
Marcus Corp. (The)	2,900	37,874
Marriott Vacations Worldwide Corp.*	5,756	275,597
Monarch Casino & Resort, Inc.*	1,893	36,478
MTR Gaming Group, Inc.*	2,160	11,124
Nathan’s Famous, Inc.*	188	9,199
Orient-Express Hotels Ltd., Class A*	16,794	237,803
Penn National Gaming, Inc.*	5,921	69,453
Red Lion Hotels Corp.*	1,000	5,800
Red Robin Gourmet Burgers, Inc.*	2,700	173,961
Rick’s Cabaret International, Inc.*	3,222	36,376
Ruby Tuesday, Inc.*	16,029	89,762
Scientific Games Corp., Class A*	10,234	144,095
Speedway Motorsports, Inc.	5,435	104,135
Wendy’s Co. (The)	55,201	500,673

		3,274,359

Household Durables 1.5%
Bassett Furniture Industries, Inc.	1,614	22,757
Beazer Homes USA, Inc.*	4,168	93,822
Cavco Industries, Inc.*	1,086	84,838
Cobra Electronics Corp.*	800	2,592
CSS Industries, Inc.	1,000	26,800
Dixie Group, Inc. (The)*	700	9,674
Emerson Radio Corp.*	3,000	6,540
Flexsteel Industries, Inc.	1,648	50,808
Helen of Troy Ltd.*	8,623	474,610
Hooker Furniture Corp.	2,384	36,118
Kid Brands, Inc.*	1,900	1,824
La-Z-Boy, Inc.	8,142	219,183
Lennar Corp., Class B	800	26,192
Lifetime Brands, Inc.	2,956	45,581
M.D.C. Holdings, Inc.*	6,761	208,847
M/I Homes, Inc.*	5,757	141,565
Meritage Homes Corp.*	5,800	281,706
Mohawk Industries, Inc.*	1,132	160,948
NACCO Industries, Inc., Class A	1,972	116,427
Orleans Homebuilders, Inc.*(a)(b)	1,500	0
Ryland Group, Inc. (The)	3,902	174,185
Skullcandy, Inc.*	7,551	55,122
Skyline Corp.*	1,050	6,825
Stanley Furniture Co., Inc.*	2,120	8,056
Universal Electronics, Inc.*	1,672	59,757

		2,314,777

Household Products 0.3%
Central Garden and Pet Co., Class A*	4,329	27,013

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Household Products (continued)
Central Garden and Pet Co.*(c)	2,100	$13,566
Oil-Dri Corp. of America	461	15,835
Orchids Paper Products Co.	943	29,375
Spectrum Brands Holdings, Inc.	4,179	314,470

		400,259

Independent Power Producers & Energy Traders 0.2%
Dynegy, Inc.*(c)	4,813	97,993
Genie Energy Ltd., Class B*	4,152	41,520
Ormat Technologies, Inc.(c)	8,315	204,965
Synthesis Energy Systems, Inc.*	419	452

		344,930

Information Technology Services 1.4%
Acxiom Corp.*	8,100	291,276
CACI International, Inc., Class A*	3,439	254,555
CIBER, Inc.*	15,843	61,471
Convergys Corp.	18,583	378,536
CoreLogic, Inc.*	11,500	366,275
CSG Systems International, Inc.	2,071	62,047
Dynamics Research Corp.*	2,200	25,300
Edgewater Technology, Inc.*	400	2,144
Euronet Worldwide, Inc.*	3,735	160,082
Forrester Research, Inc.	1,046	39,267
Hackett Group, Inc. (The)	8,020	47,318
ManTech International Corp., Class A(c)	3,611	105,080
ModusLink Global Solutions, Inc.*	4,527	23,314
NCI, Inc., Class A*	1,153	7,667
PRGX Global, Inc.*	3,216	21,418
StarTek, Inc.*	2,764	17,607
Sykes Enterprises, Inc.*	9,515	199,434
VeriFone Systems, Inc.*	2,077	60,254
Virtusa Corp.*	2,177	74,628

		2,197,673

Insurance 8.3%
Allied World Assurance Co. Holdings AG	3,537	364,028
American Equity Investment Life Holding Co.	14,026	307,871
American Financial Group, Inc.	7,790	427,827
American National Insurance Co.	2,668	277,472
AMERISAFE, Inc.	3,192	132,053
Argo Group International Holdings Ltd.	3,451	155,260
Aspen Insurance Holdings Ltd.	12,632	491,385
Assurant, Inc.	11,838	773,613
Assured Guaranty Ltd.	18,265	386,305
Baldwin & Lyons, Inc., Class B	500	12,480
Citizens, Inc.*	3,876	26,938
CNO Financial Group, Inc.	45,012	762,503
Donegal Group, Inc., Class A	4,202	61,391
EMC Insurance Group, Inc.	1,463	40,203
Employers Holdings, Inc.	2,610	64,128
Endurance Specialty Holdings Ltd.	12,149	636,486
Enstar Group Ltd.*	978	121,233
FBL Financial Group, Inc., Class A	2,316	89,467
Federated National Holding Co.	2,182	28,868
First Acceptance Corp.*	3,404	8,748
First American Financial Corp.	17,600	456,192
Fortegra Financial Corp.*	1,500	11,055
Global Indemnity PLC*	2,101	51,496
Greenlight Capital Re Ltd., Class A*	1,916	61,561
Hallmark Financial Services, Inc.*	3,425	30,174
Hanover Insurance Group, Inc. (The)	9,149	508,044
HCI Group, Inc.(c)	823	35,002
Hilltop Holdings, Inc.*	7,080	168,433
Horace Mann Educators Corp.	4,553	127,029
Independence Holding Co.	2,090	26,815
Investors Title Co.	330	26,440
Kemper Corp.	13,554	498,109
Maiden Holdings Ltd.	15,409	169,191
MBIA, Inc.*(c)	53,019	580,028
Meadowbrook Insurance Group, Inc.	7,745	46,935
Montpelier Re Holdings Ltd.	6,171	171,986
National Western Life Insurance Co., Class A	140	30,541
Navigators Group, Inc. (The)*	2,405	143,410
Old Republic International Corp.	26,370	411,899
OneBeacon Insurance Group Ltd., Class A	1,800	25,308
Phoenix Cos., Inc. (The)*	919	43,285
Platinum Underwriters Holdings Ltd.	7,759	441,022
ProAssurance Corp.	4,300	199,778
Protective Life Corp.	13,511	662,174
Reinsurance Group of America, Inc.	7,652	571,375
RenaissanceRe Holdings Ltd.	4,631	420,078
Safety Insurance Group, Inc.	1,877	101,508
Selective Insurance Group, Inc.	3,625	85,260
StanCorp Financial Group, Inc.	8,903	572,018
State Auto Financial Corp.	3,671	70,410
Stewart Information Services Corp.(c)	6,975	226,757
Symetra Financial Corp.	22,081	422,851
Tower Group International Ltd.(c)	13,521	33,802
United Fire Group, Inc.	5,098	127,960
Universal Insurance Holdings, Inc.	6,088	67,881
Validus Holdings Ltd.	10,122	363,582

		13,157,648

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	6,313	31,817
dELiA*s, Inc.*(c)	1,700	1,258
FTD Cos., Inc.*	5,619	174,189
Gaiam, Inc., Class A*	605	4,108
Geeknet, Inc.*	840	14,944
Hollywood Media Corp.*	1,736	2,448
Liberty Ventures, Series A*	2,543	294,988
Shutterfly, Inc.*	1,800	85,248
ValueVision Media, Inc., Class A*	7,113	43,887

		652,887

Internet Software & Services 1.3%
AOL, Inc.*	11,184	515,359
Bankrate, Inc.*	6,333	105,064
Blucora, Inc.*	9,727	249,108
BroadVision, Inc.*	530	6,106
Digital River, Inc.*	10,641	187,069
EarthLink Holdings Corp.	30,776	133,568
Internap Network Services Corp.*	6,047	49,283
IntraLinks Holdings, Inc.*	13,803	146,036

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Limelight Networks, Inc.*	16,512	$31,538
Marchex, Inc., Class B*	7,300	68,328
Monster Worldwide, Inc.*	28,853	176,580
Perficient, Inc.*	4,670	95,875
QuinStreet, Inc.*	10,657	88,133
RealNetworks, Inc.*	8,708	63,394
Reis, Inc.*	400	7,120
Support.com, Inc.*	3,456	9,331
TheStreet, Inc.*	8,732	23,751
United Online, Inc.	4,614	55,876
Vocus, Inc.*	1,342	16,399
XO Group, Inc.*	7,450	90,369

		2,118,287

Leisure Equipment & Products 0.2%
Callaway Golf Co.	23,624	193,008
Escalade, Inc.(c)	1,700	20,213
JAKKS Pacific, Inc.	744	4,286
Johnson Outdoors, Inc., Class A	310	7,369
LeapFrog Enterprises, Inc.*(c)	6,569	46,771
Nautilus, Inc.*	2,800	23,856

		295,503

Life Sciences Tools & Services 0.8%
Affymetrix, Inc.*(c)	22,911	215,134
Albany Molecular Research, Inc.*(c)	4,093	43,795
Bio-Rad Laboratories, Inc., Class A*	2,330	296,190
Cambrex Corp.*	4,046	75,943
Furiex Pharmaceuticals, Inc.*(c)	202	9,365
Harvard Bioscience, Inc.*	8,872	39,214
Pacific Biosciences of California, Inc.*	11,326	81,321
PerkinElmer, Inc.	11,328	493,901

		1,254,863

Machinery 3.5%
Accuride Corp.*(c)	4,112	15,667
Actuant Corp., Class A	885	30,285
Adept Technology, Inc.*	1,531	26,440
Alamo Group, Inc.	3,290	165,224
Albany International Corp., Class A	4,353	150,483
Altra Industrial Motion Corp.	2,062	64,664
American Railcar Industries, Inc.(c)	3,556	173,959
Ampco-Pittsburgh Corp.	2,015	35,887
Astec Industries, Inc.	4,508	167,698
Barnes Group, Inc.	9,800	366,912
Briggs & Stratton Corp.	11,092	233,708
CIRCOR International, Inc.	1,831	131,869
Columbus McKinnon Corp.*	1,996	49,341
Douglas Dynamics, Inc.(c)	3,542	51,430
Dynamic Materials Corp.	3,442	75,139
Eastern Co. (The)	399	6,200
Energy Recovery, Inc.*(c)	2,906	12,438
EnPro Industries, Inc.*	3,189	231,330
ESCO Technologies, Inc.	4,475	156,177
Federal Signal Corp.*	15,450	190,344
Flow International Corp.*	4,235	17,109
FreightCar America, Inc.	3,335	76,638
Gencor Industries, Inc.*	499	4,571
Gerber Scientific, Inc.*(a)(b)(c)	4,000	0
Greenbrier Cos., Inc. (The)*	8,914	327,055
Hardinge, Inc.	3,600	49,572
Harsco Corp.	2,407	61,114
Hurco Cos., Inc.	1,343	34,811
Hyster-Yale Materials Handling, Inc.	1,802	154,539
Kadant, Inc.	600	21,546
Key Technology, Inc.*	300	3,822
LB Foster Co., Class A	1,727	74,365
Lydall, Inc.*	1,200	21,204
MFRI, Inc.*	700	10,164
Miller Industries, Inc.	3,923	71,948
Mueller Industries, Inc.	300	18,672
NN, Inc.	4,726	83,603
Oshkosh Corp.	2,700	146,178
PMFG, Inc.*	3,719	27,781
Standex International Corp.	1,572	89,415
Tecumseh Products Co., Class A*	3,927	32,987
Terex Corp.	13,044	534,804
Titan International, Inc.	7,730	129,555
Trinity Industries, Inc.	15,928	927,487
Watts Water Technologies, Inc., Class A	3,888	217,806

		5,471,941

Marine 0.2%
Baltic Trading Ltd.	6,604	38,237
Eagle Bulk Shipping, Inc.*	1,450	5,568
Genco Shipping & Trading Ltd.*	9,151	19,309
International Shipholding Corp.	1,027	27,513
Matson, Inc.	6,764	161,863
Ultrapetrol (Bahamas) Ltd.*	8,916	29,601

		282,091

Media 2.4%
AH Belo Corp., Class A	5,287	42,243
Ballantyne Strong, Inc.*	3,804	18,107
Central European Media Enterprises Ltd., Class A*(c)	20,652	61,337
Clear Channel Outdoor Holdings, Inc., Class A	554	5,235
CTC Media, Inc.	4,416	50,607
Cumulus Media, Inc., Class A*	33,273	222,596
Digital Generation, Inc.*	7,432	100,332
DreamWorks Animation SKG, Inc., Class A*	14,906	502,928
E.W. Scripps Co. (The), Class A*	10,873	200,172
Entercom Communications Corp., Class A*	7,800	73,554
FAB Universal Corp.*(a)(c)	190	583
Graham Holdings Co., Class B	900	563,454
Gray Television, Inc.*	18,869	214,729
Harte-Hanks, Inc.	15,557	106,566
Journal Communications, Inc., Class A*	11,661	92,938
Live Nation Entertainment, Inc.*	23,114	491,635
Madison Square Garden Co. (The), Class A*	5,753	333,847

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Martha Stewart Living Omnimedia, Inc., Class A*(c)	1,415	$5,646
McClatchy Co. (The), Class A*(c)	15,398	70,215
Media General, Inc.*(c)	4,890	87,189
Meredith Corp.	5,055	231,418
Orchard Enterprises, Inc. (The), ADR*(a)(b)	200	0
Radio One, Inc., Class D*	7,300	40,150
Saga Communications, Inc., Class A	533	26,298
Salem Communications Corp., Class A	4,000	34,400
Scholastic Corp.	200	6,598
Valassis Communications, Inc.	6,153	209,202

		3,791,979

Metals & Mining 3.2%
Allegheny Technologies, Inc.	10,213	321,097
AM Castle & Co.*	5,579	76,544
Century Aluminum Co.*	28,344	330,774
Cliffs Natural Resources, Inc.(c)	16,627	321,234
Coeur Mining, Inc.*	21,453	217,748
Commercial Metals Co.	35,969	685,569
Friedman Industries, Inc.	1,708	14,228
Golden Minerals Co.*(c)	2,700	2,196
Haynes International, Inc.	400	20,456
Hecla Mining Co.(c)	31,841	96,478
Horsehead Holding Corp.*(c)	14,271	218,632
Kaiser Aluminum Corp.	3,058	213,479
Materion Corp.	6,595	175,229
McEwen Mining, Inc.*(c)	21,808	56,701
Noranda Aluminum Holding Corp.	8,038	26,204
Olympic Steel, Inc.	2,883	79,830
Royal Gold, Inc.	2,231	124,802
RTI International Metals, Inc.*	6,559	204,116
Schnitzer Steel Industries, Inc., Class A	8,952	236,512
Steel Dynamics, Inc.	31,400	518,100
Stillwater Mining Co.*	20,991	263,227
SunCoke Energy, Inc.*	14,908	330,659
Synalloy Corp.	400	6,116
United States Steel Corp.(c)	10,724	280,004
Universal Stainless & Alloy Products, Inc.*	2,462	78,144
Worthington Industries, Inc.	3,356	136,052

		5,034,131

Multiline Retail 0.7%
Dillard’s, Inc., Class A	9,100	794,430
Fred’s, Inc., Class A	8,647	151,150
Gordmans Stores, Inc.	2,434	17,574
J.C. Penney Co., Inc.*(c)	4,972	29,434
Sears Holdings Corp.*(c)	2,709	98,526

		1,091,114

Oil, Gas & Consumable Fuels 4.8%
Adams Resources & Energy, Inc.	928	61,731
Alon USA Energy, Inc.	11,971	188,064
Alpha Natural Resources, Inc.*(c)	47,977	272,509
Approach Resources, Inc.*(c)	3,447	69,250
Arch Coal, Inc.(c)	17,118	72,580
Bill Barrett Corp.*	6,715	188,087
Bonanza Creek Energy, Inc.*	381	15,511
BPZ Resources, Inc.*(c)	24,002	48,004
Callon Petroleum Co.*	12,330	83,227
Carrizo Oil & Gas, Inc.*	1,300	53,430
Clayton Williams Energy, Inc.*	3,005	207,405
Cloud Peak Energy, Inc.*	10,788	202,059
Comstock Resources, Inc.	13,801	236,687
Contango Oil & Gas Co.*	2,327	97,641
Crosstex Energy, Inc.	3,200	120,000
Delek US Holdings, Inc.	13,041	395,142
DHT Holdings, Inc.	1,056	8,670
Double Eagle Petroleum Co.	3,400	7,378
Emerald Oil, Inc.*	13,319	102,157
Energy XXI (Bermuda) Ltd.	9,267	212,678
EPL Oil & Gas, Inc.*	6,261	168,233
Gastar Exploration, Inc.*	574	3,421
Green Plains Renewable Energy, Inc.(c)	9,109	202,949
Harvest Natural Resources, Inc.*(c)	10,400	45,656
HKN, Inc.*	46	3,404
James River Coal Co.*(c)	8,394	9,233
Knightsbridge Tankers Ltd.	7,701	72,543
LinnCo LLC	706	22,726
Lucas Energy, Inc.*(c)	3,707	4,078
Magnum Hunter Resources Corp.*(c)	12,361	103,214
Matador Resources Co.*	3,184	61,897
Midstates Petroleum Co., Inc.*	1,883	8,794
Newfield Exploration Co.*	13,060	323,496
Nordic American Tankers Ltd.(c)	457	5,000
Northern Oil and Gas, Inc.*(c)	10,054	146,185
Overseas Shipholding Group, Inc.*(c)	3,400	30,124
PDC Energy, Inc.*	6,710	334,561
Penn Virginia Corp.*(c)	21,218	254,404
PetroQuest Energy, Inc.*	3,800	14,668
Renewable Energy Group, Inc.*	11,439	114,504
Rex Energy Corp.*	12,676	238,816
SandRidge Energy, Inc.*(c)	52,424	322,408
Scorpio Tankers, Inc.	5,300	53,000
SemGroup Corp., Class A	537	33,165
Ship Finance International Ltd.(c)	9,817	168,067
Stone Energy Corp.*	11,501	355,956
Swift Energy Co.*(c)	7,500	92,850
Teekay Corp.	7,140	386,774
Triangle Petroleum Corp.*(c)	16,428	125,017
USEC, Inc.*(c)	472	2,143
VAALCO Energy, Inc.*	16,300	98,126
W&T Offshore, Inc.	15,600	223,392

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Warren Resources, Inc.*	20,727	$69,850
Western Refining, Inc.(c)	10,800	422,388
WPX Energy, Inc.*	23,150	441,008

		7,604,260

Paper & Forest Products 1.5%
Clearwater Paper Corp.*	2,700	153,765
Domtar Corp.	8,334	895,155
KapStone Paper and Packaging Corp.*	15,326	428,668
Louisiana-Pacific Corp.*	21,835	382,767
Mercer International, Inc.*	9,600	89,664
Neenah Paper, Inc.	2,214	96,176
P.H. Glatfelter Co.	3,742	115,965
Resolute Forest Products, Inc.*	12,249	236,406

		2,398,566

Personal Products 0.2%
CCA Industries, Inc.	500	1,515
Elizabeth Arden, Inc.*	1,500	40,680
Inter Parfums, Inc.	1,134	36,900
Mannatech, Inc.*	180	2,758
Nutraceutical International Corp.*	2,121	53,110
Prestige Brands Holdings, Inc.*	8,368	253,216

		388,179

Pharmaceuticals 0.1%
Cumberland Pharmaceuticals, Inc.*(c)	3,851	18,100
Hi-Tech Pharmacal Co., Inc.*	600	25,956
Lannett Co., Inc.*	2,684	94,799
Pozen, Inc.*	2,379	18,651
SciClone Pharmaceuticals, Inc.*	9,673	45,463
Transcept Pharmaceuticals, Inc.*(c)	1,237	4,107

		207,076

Professional Services 1.5%
Barrett Business Services, Inc.	1,500	117,615
CBIZ, Inc.*(c)	14,178	121,931
CDI Corp.	3,055	52,302
CRA International, Inc.*	1,679	31,666
Dolan Co. (The)*	2,303	415
Franklin Covey Co.*	4,213	80,510
FTI Consulting, Inc.*	9,462	350,756
GP Strategies Corp.*	4,123	114,413
Heidrick & Struggles International, Inc.	3,433	57,262
Hill International, Inc.*	5,280	23,971
Hudson Global, Inc.*	6,850	27,195
Huron Consulting Group, Inc.*	1,172	77,633
ICF International, Inc.*	4,900	164,934
Kelly Services, Inc., Class A	12,514	300,086
Korn/Ferry International*	9,135	214,307
Manpowergroup, Inc.	164	12,776
Navigant Consulting, Inc.*	10,803	189,809
On Assignment, Inc.*	6,503	193,009
Pendrell Corp.*	15,303	22,342
RCM Technologies, Inc.*	400	2,692
Resources Connection, Inc.	10,511	141,688
Volt Information Sciences, Inc.*	1,900	18,991
VSE Corp.	1,299	57,299

		2,373,602

Real Estate Investment Trusts (REITs) 0.1%
Geo Group, Inc. (The)	5,309	177,745

Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.	7,464	291,917
AV Homes, Inc.*	2,103	39,368
Consolidated-Tomoka Land Co.	504	17,716
Forestar Group, Inc.*(c)	5,963	119,260
ZipRealty, Inc.*	1,900	7,942

		476,203

Road & Rail 1.5%
AMERCO	800	178,184
Arkansas Best Corp.	7,253	248,705
Avis Budget Group, Inc.*	18,883	712,078
Celadon Group, Inc.	3,854	80,086
Con-way, Inc.	6,600	253,902
Covenant Transportation Group, Inc., Class A*	1,851	16,215
Marten Transport Ltd.	10,682	203,706
PAM Transportation Services, Inc.*	1,172	23,206
Patriot Transportation Holding, Inc.*	244	8,901
Roadrunner Transportation Systems, Inc.*	1,084	28,455
Ryder System, Inc.	6,066	431,839
Saia, Inc.*	3,478	117,069
Universal Truckload Services, Inc.	1,147	33,274
USA Truck, Inc.*(c)	1,450	21,388
Werner Enterprises, Inc.	553	14,411

		2,371,419

Semiconductors & Semiconductor Equipment 4.5%
Advanced Energy Industries, Inc.*	7,773	212,203
Alpha & Omega Semiconductor Ltd.*	1,600	11,616
Amkor Technology, Inc.*	7,481	39,649
Amtech Systems, Inc.*	3,315	32,056
ANADIGICS, Inc.*	6,380	12,569
Applied Micro Circuits Corp.*	900	9,090
ATMI, Inc.*	7,835	216,873
Axcelis Technologies, Inc.*	25,191	60,962
AXT, Inc.*	4,715	11,505
Brooks Automation, Inc.	23,201	235,490
BTU International, Inc.*	900	2,628
Cascade Microtech, Inc.*	1,518	15,635
Ceva, Inc.*	1,219	21,198
Cohu, Inc.	5,275	54,649
CyberOptics Corp.*	400	2,760
Diodes, Inc.*	5,923	135,696
DSP Group, Inc.*	3,913	35,060
Entropic Communications, Inc.*	17,735	73,955
Exar Corp.*	6,231	68,603
Fairchild Semiconductor International, Inc.*	30,633	390,877
FormFactor, Inc.*	15,783	101,643
GigOptix, Inc.*	427	658
GSI Technology, Inc.*	4,500	29,970
Inphi Corp.*	2,721	31,237
Integrated Device Technology, Inc.*	23,123	223,137
Integrated Silicon Solution, Inc.*	7,289	85,792

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
International Rectifier Corp.*	14,824	$385,572
Intersil Corp., Class A	26,055	295,464
IXYS Corp.	8,521	108,131
Kopin Corp.*	16,121	61,905
Kulicke & Soffa Industries, Inc.*	21,784	253,566
Lattice Semiconductor Corp.*	36,515	211,057
LTX-Credence Corp.*	8,408	71,888
Magnachip Semiconductor Corp.*	4,640	73,358
Mattson Technology, Inc.*	2,700	8,019
MaxLinear, Inc., Class A*	1,093	11,214
MKS Instruments, Inc.	14,152	426,400
MoSys, Inc.*	1,867	9,372
Nanometrics, Inc.*	2,920	49,465
NeoPhotonics Corp.*	6,970	51,160
OmniVision Technologies, Inc.*	15,043	231,512
Pericom Semiconductor Corp.*	5,847	48,413
Photronics, Inc.*	13,655	113,336
PLX Technology, Inc.*	1,600	9,680
PMC-Sierra, Inc.*	14,492	94,923
Rubicon Technology, Inc.*(c)	5,791	63,527
Rudolph Technologies, Inc.*	10,314	113,351
Sigma Designs, Inc.*	8,961	42,027
Silicon Image, Inc.*	11,945	66,773
Spansion, Inc., Class A*	8,299	124,485
STR Holdings, Inc.*	4,000	6,000
SunEdison, Inc.*	34,550	480,591
SunPower Corp.*(c)	12,925	418,253
Supertex, Inc.*	3,159	84,345
Teradyne, Inc.*	6,584	123,845
Tessera Technologies, Inc.	12,913	256,323
TriQuint Semiconductor, Inc.*	43,600	361,880
Ultra Clean Holdings, Inc.*	5,880	67,208
Veeco Instruments, Inc.*	8,622	327,722

		7,166,276

Software 0.9%
Accelrys, Inc.*	5,286	66,498
BSQUARE Corp.*	700	2,457
Document Security Systems, Inc.*(c)	5,000	7,550
Epiq Systems, Inc.	6,249	89,736
ePlus, Inc.*	892	48,114
GSE Systems, Inc.*	2,512	4,270
Mentor Graphics Corp.	6,272	130,458
Progress Software Corp.*	4,660	112,632
Rosetta Stone, Inc.*	2,890	32,021
Rovi Corp.*	19,914	422,376
Seachange International, Inc.*	5,351	63,998
Smith Micro Software, Inc.*	5,832	9,331
TeleCommunication Systems, Inc., Class A*	18,228	41,378
Telenav, Inc.*	6,500	42,250
Zynga, Inc., Class A*	83,970	369,468

		1,442,537

Specialty Retail 3.9%
Aaron’s, Inc.	12,312	331,070
America’s Car-Mart, Inc.*	1,788	68,927
Barnes & Noble, Inc.*	16,595	223,701
bebe stores, inc.	25,478	126,626
Big 5 Sporting Goods Corp.	1,914	32,844
Body Central Corp.*(c)	1,964	6,717
Books-A-Million, Inc.*	1,900	4,389
Brown Shoe Co., Inc.	8,563	202,772
Build-A-Bear Workshop, Inc.*	5,216	45,536
Cache, Inc.*	2,249	11,380
Cato Corp. (The), Class A	444	12,414
Christopher & Banks Corp.*	6,160	43,982
Citi Trends, Inc.*	4,976	79,616
Conn’s, Inc.*(c)	6,625	402,204
Destination XL Group, Inc.*	7,900	42,502
Finish Line, Inc. (The), Class A	2,700	69,255
GameStop Corp., Class A	28,422	996,759
Genesco, Inc.*	1,600	112,352
Group 1 Automotive, Inc.	6,491	396,795
Haverty Furniture Cos., Inc.	4,796	133,425
hhgregg, Inc.*(c)	6,217	51,352
Kirkland’s, Inc.*	2,446	46,058
Lithia Motors, Inc., Class A	4,124	232,140
MarineMax, Inc.*	7,037	103,796
Men’s Wearhouse, Inc. (The)	8,345	400,894
New York & Co., Inc.*	3,308	14,985
Office Depot, Inc.*	53,711	262,647
Pacific Sunwear of California, Inc.*	11,800	33,984
Penske Automotive Group, Inc.	10,729	460,381
Pep Boys-Manny, Moe & Jack (The)*	12,500	149,250
Perfumania Holdings, Inc.*	220	1,417
RadioShack Corp.*(c)	13,079	31,390
Rent-A-Center, Inc.	12,897	321,651
Shoe Carnival, Inc.	5,581	137,851
Sonic Automotive, Inc., Class A	2,981	66,864
Stage Stores, Inc.	2,400	47,040
Stein Mart, Inc.	8,627	106,802
Systemax, Inc.*	3,470	39,246
Tandy Leather Factory, Inc.*	200	1,702
Trans World Entertainment Corp.*	2,150	8,514
West Marine, Inc.*	3,667	48,001
Wet Seal, Inc. (The), Class A*	20,511	49,021
Zale Corp.*	13,921	210,485

		6,168,737

Textiles, Apparel & Luxury Goods 1.4%
Charles & Colvard Ltd.*(c)	3,368	13,202
Columbia Sportswear Co.(c)	4,244	315,541
Culp, Inc.	1,828	36,944
Delta Apparel, Inc.*	158	2,556
G-III Apparel Group Ltd.*	3,729	260,918
Iconix Brand Group, Inc.*	15,064	560,381
Jones Group, Inc. (The)	15,841	233,655
Lakeland Industries, Inc.*	200	1,302
Movado Group, Inc.	3,816	144,054
Perry Ellis International, Inc.*	4,123	64,607
Quiksilver, Inc.*	25,943	182,898
RG Barry Corp.	1,108	19,623
Rocky Brands, Inc.	1,932	29,985
Skechers U.S.A., Inc., Class A*	10,520	303,923
Superior Uniform Group, Inc.	300	4,680
Unifi, Inc.*	2,451	56,839

		2,231,108

Thrifts & Mortgage Finance 2.8%
Astoria Financial Corp.	22,703	300,588
Atlantic Coast Financial Corp.*	235	954

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Banc of California, Inc.	1,616	$20,523
Bank Mutual Corp.	8,483	58,024
BankFinancial Corp.	4,079	37,078
BBX Capital Corp., Class A*	1,778	26,065
Beneficial Mutual Bancorp, Inc.*	6,207	73,739
Berkshire Hills Bancorp, Inc.	5,839	142,822
BofI Holding, Inc.*	1,200	99,300
Brookline Bancorp, Inc.	20,871	185,752
Cape Bancorp, Inc.	600	6,102
Capitol Federal Financial, Inc.	22,999	275,298
Clifton Savings Bancorp, Inc.	810	10,255
Dime Community Bancshares, Inc.	4,847	79,200
Doral Financial Corp.*	1,843	23,019
ESB Financial Corp.	837	10,764
ESSA Bancorp, Inc.	2,745	30,964
Federal Agricultural Mortgage Corp., Class C	2,150	65,876
First Defiance Financial Corp.	1,726	44,393
First Financial Northwest, Inc.	4,800	49,632
First Place Financial Corp.*	367	1
Flagstar Bancorp, Inc.*	9,056	188,999
Fox Chase Bancorp, Inc.(c)	1,341	22,945
Franklin Financial Corp.*	1,418	26,956
HF Financial Corp.	155	2,044
Hingham Institution for Savings	82	6,444
Home Bancorp, Inc.*	983	19,807
HopFed Bancorp, Inc.	12	137
Hudson City Bancorp, Inc.	14,205	128,413
Kearny Financial Corp.*	1,023	11,693
Louisiana Bancorp, Inc.*	600	10,968
Meridian Interstate Bancorp, Inc.*	203	4,779
MGIC Investment Corp.*	14,687	124,693
Northeast Community Bancorp, Inc.	300	2,181
Northfield Bancorp, Inc.	16,766	208,401
Northwest Bancshares, Inc.	12,876	181,037
OceanFirst Financial Corp.	2,296	40,777
Oritani Financial Corp.	5,415	85,232
People’s United Financial, Inc.	40,921	581,487
Provident Financial Holdings, Inc.	1,200	18,060
Provident Financial Services, Inc.	7,000	121,240
Pulaski Financial Corp.	573	5,953
Radian Group, Inc.(c)	5,600	83,328
Riverview Bancorp, Inc.*	5,811	18,188
Rockville Financial, Inc.	2,616	34,740
SI Financial Group, Inc.	1,087	12,859
Simplicity Bancorp, Inc.	1,080	17,928
Sterling Bancorp	6,655	83,853
Teche Holding Co.	71	5,321
Territorial Bancorp, Inc.	1,130	25,595
Tree.com, Inc.*	1,200	38,940
TrustCo Bank Corp. NY	12,974	84,720
United Community Financial Corp.*	10,202	36,013
United Financial Bancorp, Inc.	3,256	57,729
Walker & Dunlop, Inc.*	2,658	37,318
Washington Federal, Inc.	20,793	454,951
Waterstone Financial, Inc.*(c)	3,065	32,371
Westfield Financial, Inc.	6,098	45,491
WSFS Financial Corp.	383	27,499

		4,429,439

Tobacco 0.2%
Alliance One International, Inc.*	25,394	65,263
Universal Corp.	3,217	165,096

		230,359

Trading Companies & Distributors 1.3%
Aceto Corp.	4,030	85,920
Aircastle Ltd.	3,600	68,004
Applied Industrial Technologies, Inc.	465	23,501
Beacon Roofing Supply, Inc.*	5,115	193,296
CAI International, Inc.*	3,088	63,891
GATX Corp.	10,900	631,110
H&E Equipment Services, Inc.*	5,445	164,875
Houston Wire & Cable Co.	5,159	68,253
Kaman Corp.	1,469	56,938
Lawson Products, Inc.*	1,726	24,544
Rush Enterprises, Inc., Class A*	7,111	196,548
TAL International Group, Inc.(c)	9,079	390,669
Titan Machinery, Inc.*(c)	5,779	94,198
Willis Lease Finance Corp.*	606	10,259

		2,072,006

Water Utilities 0.0%†
Consolidated Water Co., Ltd.	4,041	51,967
SJW Corp.	529	15,135

		67,102

Wireless Telecommunication Services 0.7%
Boingo Wireless, Inc.*	1,766	10,684
Leap Wireless International, Inc.*	11,649	204,440
NII Holdings, Inc.*(c)	8,451	25,437
Shenandoah Telecommunications Co.	3,798	95,330
Telephone & Data Systems, Inc.	12,236	330,617
T-Mobile US, Inc.*	8,475	259,081
United States Cellular Corp.	2,275	100,760
USA Mobility, Inc.	5,414	77,203

		1,103,552

Total Common Stocks (cost $121,586,178)		157,073,444

Warrants 0.0%†

	Number of Warrants	Market Value
Health Care Equipment & Supplies 0.0%†
PhotoMedex, Inc., expiring 12/13/14*(a)(b)(c)	60	0

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 4/15/16*(a)(c)	1,235	0

Total Warrants (cost $—)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.08% (d)	1,593,912	$1,593,912

Total Mutual Fund (cost $1,593,912)		1,593,912

Repurchase Agreements 5.8%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.03%, dated 01/31/14, due 02/03/14, repurchase price $3,207,136, collateralized by U.S. Government Agency Securities ranging from 1.63%-5.00%, maturing 04/20/24-12/20/43; total market value $3,271,289. (e)	$3,207,128	3,207,128
Goldman Sachs & Co., 0.04%, dated 01/07/14, due 02/07/14, repurchase price $5,000,172, collateralized by U.S. Government Treasury Securities ranging from 0.00%-9.00%, maturing 06/12/14-02/15/39; total market value $5,100,001. (e)	5,000,000	5,000,000
Goldman Sachs & Co., 0.01%, dated 01/29/14, due 02/05/14 repurchase price $1,000,002, collateralized by U.S. Government Treasury Securities ranging from 0.00%-4.38%, maturing 07/15/19-02/15/43; total market value $1,020,000. (e)	1,000,000	1,000,000

Total Repurchase Agreements (cost $9,207,128)		9,207,128

Total Investments (cost $132,387,218) (f) — 106.3%		167,874,484
Liabilities in excess of other assets — (6.3%)		(9,930,741)

NET ASSETS — 100.0%		$157,943,743

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	The security or a portion of this security is on loan at January 31, 2014. The total value of securities on loan at January 31, 2014 was $8,898,462, which were collateralized by repurchase agreements with a value of $9,207,128 and $58,285 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 4.25%, and maturity dates ranging from 05/31/14 - 04/15/32, a total value of $9,265,413.
(d)	Represents 7-day effective yield as of January 31, 2014.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2014 was $9,207,128.
(f)	At January 31, 2014, the tax basis cost of the Fund’s investments was $132,387,281, tax unrealized appreciation and depreciation were $42,169,249 and $(6,682,046), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,435,868	$—	$—	$3,435,868
Air Freight & Logistics	477,938	—	—	477,938
Airlines	1,129,815	—	—	1,129,815
Auto Components	1,273,437	—	—	1,273,437
Beverages	743,168	—	—	743,168
Biotechnology	371,034	87	—	371,121
Building Products	1,519,577	—	—	1,519,577
Capital Markets	3,166,767	—	—	3,166,767
Chemicals	3,762,609	—	—	3,762,609
Commercial Banks	13,055,653	308	—	13,055,961
Commercial Services & Supplies	3,313,617	—	—	3,313,617
Communications Equipment	3,254,624	—	—	3,254,624
Computers & Peripherals	1,714,178	—	—	1,714,178
Construction & Engineering	3,098,313	—	—	3,098,313
Construction Materials	349,618	—	—	349,618
Consumer Finance	385,545	—	—	385,545
Containers & Packaging	107,606	—	—	107,606
Distributors	301,204	—	—	301,204
Diversified Consumer Services	1,360,518	—	—	1,360,518
Diversified Financial Services	627,036	—	—	627,036
Diversified Telecommunication Services	1,740,771	—	—	1,740,771
Electrical Equipment	1,823,823	—	—	1,823,823
Electronic Equipment, Instruments & Components	6,815,004	—	—	6,815,004
Energy Equipment & Services	7,423,839	—	—	7,423,839
Food & Staples Retailing	1,160,970	—	—	1,160,970
Food Products	2,726,307	—	—	2,726,307
Gas Utilities	667,468	—	—	667,468

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$3,764,368	$—	$—	$3,764,368
Health Care Providers & Services	4,593,523	2,898	—	4,596,421
Health Care Technology	315,345	—	—	315,345
Hotels, Restaurants & Leisure	3,274,359	—	—	3,274,359
Household Durables	2,314,777	—	—	2,314,777
Household Products	400,259	—	—	400,259
Independent Power Producers & Energy Traders	344,930	—	—	344,930
Information Technology Services	2,197,673	—	—	2,197,673
Insurance	13,157,648	—	—	13,157,648
Internet & Catalog Retail	652,887	—	—	652,887
Internet Software & Services	2,118,287	—	—	2,118,287
Leisure Equipment & Products	295,503	—	—	295,503
Life Sciences Tools & Services	1,254,863	—	—	1,254,863
Machinery	5,471,941	—	—	5,471,941
Marine	282,091	—	—	282,091
Media	3,791,396	583	—	3,791,979
Metals & Mining	5,034,131	—	—	5,034,131
Multiline Retail	1,091,114	—	—	1,091,114
Oil, Gas & Consumable Fuels	7,604,260	—	—	7,604,260
Paper & Forest Products	2,398,566	—	—	2,398,566
Personal Products	388,179	—	—	388,179
Pharmaceuticals	207,076	—	—	207,076
Professional Services	2,373,602	—	—	2,373,602
Real Estate Investment Trusts (REITs)	177,745	—	—	177,745
Real Estate Management & Development	476,203	—	—	476,203
Road & Rail	2,371,419	—	—	2,371,419
Semiconductors & Semiconductor Equipment	7,166,276	—	—	7,166,276
Software	1,442,537	—	—	1,442,537
Specialty Retail	6,168,737	—	—	6,168,737
Textiles, Apparel & Luxury Goods	2,231,108	—	—	2,231,108
Thrifts & Mortgage Finance	4,429,439	—	—	4,429,439
Tobacco	230,359	—	—	230,359
Trading Companies & Distributors	2,072,006	—	—	2,072,006
Water Utilities	67,102	—	—	67,102
Wireless Telecommunication Services	1,103,552	—	—	1,103,552

Total Common Stocks	$157,069,568	$3,876	$—	$157,073,444

Mutual Fund	1,593,912	—	—	1,593,912
Repurchase Agreements	—	9,207,128	—	9,207,128
Warrants	—	—	—	—

Total	$158,663,480	$9,211,004	$—	$167,874,484

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended January 31, 2014, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2014, the Fund held 4 common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 27, 2014

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 27, 2014